Summit
Mutual                    Prospectus
Funds




                    SUMMIT APEX SERIES
                    S&P 500 Index Fund
                    S&P MidCap 400 Index Fund
                    Russell 2000 Small Cap Index Fund
                    Nasdaq-100 Index Fund
                    EAFE International Index Fund
                    Total Social Impact Fund
                    Balanced Index Fund
                    Lehman Aggregate Bond Index Fund
                    Everest Fund
                    Bond Fund
                    Short-term Government Fund
                    Money Market Fund
                    High Yield Bond Fund
                    Emerging Markets Bond Fund









                                     SUMMIT
                   [logo]            MUTUAL
February 1, 2002                     FUNDS

FEBRUARY 1, 2002

                    SUMMIT MUTUAL FUNDS, INC.
----------------------------------------------------------------

                       TABLE OF CONTENTS
INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . .  2
FUND PROFILES
 S&P 500 INDEX FUND PROFILE. . . . . . . . . . . . . . . . . .  3
 S&P MIDCAP 400 INDEX FUND PROFILE . . . . . . . . . . . . . .  5
 RUSSELL 2000 SMALL CAP INDEX FUND PROFILE . . . . . . . . . .  7
 NASDAQ-100 INDEX FUND PROFILE . . . . . . . . . . . . . . . .  9
 EAFE INTERNATIONAL INDEX FUND PROFILE . . . . . . . . . . . . 12
 TOTAL SOCIAL IMPACT FUND PROFILE. . . . . . . . . . . . . . . 15
 BALANCED INDEX FUND PROFILE . . . . . . . . . . . . . . . . . 18
 LEHMAN AGGREGATE BOND INDEX FUND PROFILE. . . . . . . . . . . 21
 EVEREST FUND PROFILE. . . . . . . . . . . . . . . . . . . . . 24
 BOND FUND PROFILE . . . . . . . . . . . . . . . . . . . . . . 26
 SHORT-TERM GOVERNMENT FUND PROFILE. . . . . . . . . . . . . . 29
 MONEY MARKET FUND PROFILE . . . . . . . . . . . . . . . . . . 30
 HIGH YIELD BOND FUND PROFILE. . . . . . . . . . . . . . . . . 32
 EMERGING MARKETS BOND FUND PROFILE. . . . . . . . . . . . . . 35
FEES AND EXPENSES OF THE FUND. . . . . . . . . . . . . . . . . 38
OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS. . . . . . . . 39
 FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . . . . 39
 FOREIGN CURRENCY TRANSACTIONS . . . . . . . . . . . . . . . . 40
 HIGH YIELD BONDS. . . . . . . . . . . . . . . . . . . . . . . 40
 REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . . . . 41
 REVERSE REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . 41
 FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . . . 41
 OPTIONS ON SECURITIES INDICES . . . . . . . . . . . . . . . . 43
 COLLATERALIZED MORTGAGE OBLIGATIONS . . . . . . . . . . . . . 43
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES . . . . . . . . . 43
 LENDING FUND SECURITIES . . . . . . . . . . . . . . . . . . . 44
 OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . 45
FUND MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . 45
 INVESTMENT ADVISER. . . . . . . . . . . . . . . . . . . . . . 45
 ADVISORY FEE. . . . . . . . . . . . . . . . . . . . . . . . . 46
 SUBADVISORS . . . . . . . . . . . . . . . . . . . . . . . . . 46
 EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . . . . 47
 CAPITAL STOCK. . . . . . . . . . . . . . . . . . . . . . . . .47
SHAREHOLDER INFORMATION . . . . . . . . . . . . . . . . . . . .47
 PRICING OF FUND SHARES. . . . . . . . . . . . . . . . . . . . 47
 PURCHASE OF SHARES. . . . . . . . . . . . . . . . . . . . . . 48
 REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . 50
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS . . . . . . . . . .. 54
FEDERAL TAXES . . . . . . . . . . . . . . . . . . . . . . . . .54
STATE AND LOCAL TAXES . . . . . . . . . . . . . . . . . . . . .55
S&P, FRANK RUSSELL, NASDAQ, EAFE AND
   TOTAL SOCIAL IMPACT DISCLAIMERS . . . . . . . . . . . . . . 55
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . 58
APPENDIX A:  RATINGS . . . . . . . . . . . . . . . . . . . . . 72
 CORPORATE BOND RATINGS. . . . . . . . . . . . . . . . . . . . 72
 COMMERCIAL PAPER RATINGS. . . . . . . . . . . . . . . . . . . 73
APPENDIX B: S&P 500, S&P MIDCAP 400,
   RUSSELL 2000, NASDAQ-100 INDEX AND
   MSCI EAFE INTERNATIONAL INDEX RETURNS . . . . . . . . . . . 75

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") nor any state. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                          INTRODUCTION

This prospectus explains the objectives, risks and strategies of fourteen of the twenty-three Funds comprising Summit Mutual Funds, Inc. ("Summit Mutual Funds"). Each Fund Profile below summarizes important facts about the Fund, including its investment objective, strategy, risks and past investment performance. More detailed information about some of the Funds' investment policies and strategies is provided after the Profiles, along with information about Fund expenses for each Fund.

The fourteen Funds included in this Prospectus are part of the Summit Mutual Funds' Summit Apex Series, whose shares are offered without sales charge to institutional and retail investors. These Funds are also offered to The Union Central Life Insurance Company ("Union Central") and its exempt separate accounts. It is anticipated that Union Central will have voting control of Summit Mutual Funds. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Fund's fundamental investment objectives and policies, etc.) regardless of the views of other shareholders.

INDEX FUNDS

The S&P 500 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

The S&P MidCap 400 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

The EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index ("Index"). The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. To pursue this objective, the Fund will invest in all stocks that are included in the S&P 500 Index. The Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500
Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond
Index ("Lehman Bond Index").

MANAGED FUNDS

The Everest Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies.

The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

The Emerging Markets Bond Fund seeks income and capital appreciation.


                       FUND PROFILES


S&P 500 INDEX FUND PROFILE

Investment Objective
The S&P 500 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

Investment Strategies
The S&P 500 Index Fund seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P 500 Index is not feasible. The Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the S&P 500 should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

The S&P 500 Index Fund may invest up to 5% of its assets in Standard & Poor's Depositary Receipts(R) ("SPDRs(R)"). SPDRs are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index .

The Fund may invest up to 20% of its assets in S&P 500 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Although the Adviser will attempt to invest as much of the S&P 500 Index Fund's assets as is practical in stocks included among the S&P 500 Index and futures contracts and related options, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
* Market risk: The S&P 500 Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

* Investment style risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

* Correlation risk: Because the S&P Index Fund has expenses, and the S&P 500 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the S&P 500 Index Fund. The bar chart shows the Fund's performance in each calendar year since its inception.
The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500 Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
      S&P 500 Index Fund Total Returns


                     2001

  7.00%     -----------------------

  0.00%     ------/-----/----------
                  /     /
 -7.00%     ------/     /----------
                  /-----/
-14.00%     -----------------------
                  -12.32%


*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 10.54%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.5% (quarter ending 12/31/01) and the lowest return for a quarter was -14.8% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund
Return Before Taxes                            -12.3%         -13.4%
  Return After Taxes on Distributions(1)(2)    -12.6%         -13.7%
  Return After Taxes on Distributions
    and Sale of Fund Shares(1)(2)               -7.5%         -10.7%
S&P 500 Index(3)                               -11.9%         -13.1%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


S&P MIDCAP 400 INDEX FUND PROFILE

Investment Objective
The S&P MidCap 400 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

Investment Strategies
The S&P MidCap 400 Index Fund seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P MidCap 400 Index is not feasible. The S&P MidCap 400 Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the S&P MidCap 400 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

The S&P MidCap 400 Index Fund may invest up to 5% of its assets in Standard & Poor's MidCap Depositary Receipts(R) ("MidCap SPDR's(R)"). MidCap SPDR's are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

The Fund may invest up to 20% of its assets in S&P MidCap 400 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Although the Adviser will attempt to invest as much of the S&P MidCap 400 Index Fund's assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
* Market risk: The S&P MidCap 400 Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

* Investment style risk: Stocks of medium sized (mid-cap) companies, such as those listed among the S&P MidCap 400 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

* Correlation risk: Because the S&P MidCap 400 Index Fund has expenses, and the S&P MidCap 400 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the S&P MidCap 400 Index Fund. The bar chart shows the Fund's performance in each calendar year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P MidCap 400 Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

S&P MidCap 400 Index Fund Total Returns

  8.00%     -----------------------

  4.00%     -----------------------

  0.00%     ------/-----/----------
                  /-----/
 -4.00%     -----------------------
                  -1.70%
 -8.00%     -----------------------

                   2001

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 17.82%.

During the period shown in the bar chart, the highest return for a calendar quarter was 17.8% (quarter ending 12/31/01) and the lowest return for a quarter was -16.7% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund

  Return Before Taxes                           -1.7%         0.8%
  Return After Taxes on Distributions(1)(2)     -1.9%         0.4%
  Return After Taxes on Distributions
      and Sale of Fund Shares(1)(2)             -1.0%         0.5%
  S&P MidCap 400 Index(3)                       -0.6%         2.0%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


RUSSELL 2000 SMALL CAP INDEX FUND PROFILE

Investment Objective
The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. commons stocks, as represented by the Russell 2000 Index.

Investment Strategies
The Russell 2000 Small Cap Index Fund seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Russell 2000 Index is not feasible. The Russell 2000 Small Cap Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Russell 2000 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

Although the Adviser will attempt to invest as much of the Russell 2000 Small Cap Index Fund's assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Fund may also temporarily invest in S&P 500 Index futures and/or S&P MidCap 400 futures if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Fund may invest up to 20% of its assets in Russell 2000
Index futures contracts or options (or S&P MidCap 400 or S&P 500 Index futures contracts and options if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
*  Market risk:   The Russell 2000 Small Cap Index Fund's total
   return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

* Investment style risk: Stocks of small sized (small-cap) companies, such as those listed among the Russell 2000 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

* Correlation risk: Because the Russell 2000 Small Cap Index Fund has expenses, and the Russell 2000 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Russell 2000 Small Cap Index Fund. The bar chart shows the Fund's performance in each calendar year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Russell 2000 Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Russell 2000 Small Cap Index Fund Total Returns

  8.00%     -----------------------------------
                                  1.79%
  4.00%     ---------------------/-----/-------
                                 /-----/
  0.00%     ------/-----/----------------------
                  /-----/
 -4.00%     -----------------------------------
                  -2.63%
 -8.00%     -----------------------------------
                   2000             2001

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 20.70%.

During the period shown in the bar chart, the highest return for a calendar quarter was 20.7% (quarter ending 12/31/01) and the lowest return for a quarter was -21.0% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund

   Return Before Taxes                          1.8%          1.1%
   Return After Taxes on Distributions(1)(2)    1.4%          0.7%
   Return After Taxes on Distributions
       and Sale of Fund Shares(1)(2)            1.1%          0.7%
   Russell 2000 Index(3)                        2.5%          1.4%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


NASDAQ-100 INDEX FUND PROFILE

Investment Objective
The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

Investment Strategies
The Nasdaq-100 Index Fund seeks to substantially replicate the total return of the securities comprising the Nasdaq-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Nasdaq-100 Index is not feasible. The Nasdaq-100 Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Nasdaq-100 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

The Nasdaq-100 Index Fund may invest up to 5% of its assets in Nasdaq-100 Shares?. Nasdaq-100 Shares are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Nasdaq-100 Index.

The Fund may invest up to 20% of its assets in Nasdaq-100 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Although the Adviser will attempt to invest as much of the Nasdaq-100 Index Fund's assets as is practical in stocks included among the Nasdaq-100 Index and futures contracts and options relating thereto, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
* Market risk: The Nasdaq-100 Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

* Investment style risk: Stocks of companies or industries that are heavily weighted in the Nasdaq-100 Index, such as technology, telecommunications, internet and biotechnology companies, occasionally go through cycles of doing worse (or better) than the stock markets in general, as measured by other more broad-based stock indexes, or other types of investments.

*  Concentration risk:   The Nasdaq-100 Index Fund is subject to
   the risk of an investment portfolio that may be highly concentrated in a particular industry (e.g., Technology) and, due to concentration in sectors characterized by relatively higher volatility in price performance, may be more volatile when compared to other broad-based stock indexes. The Nasdaq-100 Index Fund is also subject to the risks specific to the performance of a few individual component securities that currently represent a highly concentrated weighting in the Index (e.g. Microsoft Corporation, Intel Corporation, Cisco Systems Inc., etc.).

* Correlation risk: Because the Nasdaq-100 Index Fund has expenses, and the Nasdaq-100 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

* Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters.

   In an effort to closely replicate the performance of the Nasdaq-100 Index, the Fund will invest its assets in the individual stocks comprised in the Nasdaq-100 Index. Furthermore, the investment in the individual stocks in the Fund will be weighted so that their percentage weighting in the Fund is approximately the same as their percentage weighting in the underlying Nasdaq-100 Index. As a result of this investment strategy, the Nasdaq-100 Index Fund is a nondiversified Fund.

   Notwithstanding the above, the Nasdaq-100 Index Fund intends to qualify as a Registered Investment Company ("RIC") under federal tax law. At any point in time, if following the investment strategy outlined above, of properly weighting the Fund's investments in individual securities to substantially replicate the performance of the Nasdaq-100 Index, would put the Fund in jeopardy of failing the RIC rule on diversification, the Fund intends to immediately alter its investment strategy to comply with the RIC rules. Such alteration would include reducing investment exposure, pro-rata, to those investments causing the Fund to be in jeopardy of violating the RIC rules.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Nasdaq-100 Index Fund. The bar chart shows the Fund's performance in each calendar year since its inception.
 The table shows how the Fund's average annual returns for one year and since inception compare with those of the Nasdaq-100 Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

       Nasdaq-100 Index Fund Total Returns

                   2000           2001
 10.00%     -----------------------------------

  0.00%     ------/-----/--------/-----/-------
                  /     /        /     /
-10.00%     ------/     /--------/     /-------
                  /     /        /     /
-20.00%     ------/     /--------/     /-------
                  /     /        /     /
-30.00%     ------/     /--------/     /-------
                  /     /        /-----/
                  /-----/
-40.00%     -----------------------------------
                  -36.84%        -34.06%

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 34.38%.

During the period shown in the bar chart, the highest return for a calendar quarter was 34.4% (quarter ending 12/31/01) and the lowest return for a quarter was -36.4% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund
   Return Before Taxes                          -34.1%        -34.3%
   Return After Taxes on Distributions(1)(2)    -34.1%        -34.4%
   Return After Taxes on Distributions
       and Sale of Fund Shares(1)(2)            -20.7%        -26.2%
   Nasdaq-100 Index(3)                          -32.6%        -33.6%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


EAFE INTERNATIONAL INDEX FUND PROFILE

Investment Objective
The EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index ("Index"). The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

Investment Strategies
The Fund will invest primarily in common stocks of the companies that compose the EAFE Index. The EAFE Index is capitalization-weighted, meaning that a company whose securities have a high market capitalization will contribute more to the Index's value than a company whose securities have a low market capitalization.

The Fund will typically not hold all of the companies in the EAFE Index. The Fund will typically choose to hold the stocks that make up the largest portion of the Index's value in the same proportion as the Index. When choosing the smaller stocks, the Fund will attempt to select a sampling of stocks that will match the industry and risk characteristics of all of the smaller companies in the EAFE Index without buying all of those stocks. This attempts to maximize liquidity while minimizing costs.

The Adviser will adopt the above "Sampling" strategy until such time as the Adviser believes the Fund has achieved sufficient size to attempt to fully replicate the Index. Full replication would be achieved when the Fund holds all of the securities in the Index in the exact weightings as the Index. Although the Adviser will attempt to invest as much of the Fund's assets as is practical in stocks included among the EAFE Index and futures contracts and options relating thereto, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Fund may invest up to 20% of its assets in futures contracts and options that provide exposure to the stocks in the Index. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

The Adviser may choose to invest in a foreign security indirectly by purchasing American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains on the underlying shares. ADRs offer the exposure to the foreign security while reducing transaction, custody, and other expenses.

Primary Risks
You could lose money or have less return than the market in general in this Fund. The Fund is subject to these specific risks:

* Market Risk: Deteriorating market conditions might cause an overall decline in the prices of stocks in the market, including those held by the Fund.

* Tracking Error Risk: The Fund may not track the performance of the Index for various reasons, including, but not limited to the following:
    - The Fund incurs administrative expenses and trading costs. The EAFE Index does not.
    - The Fund may not hold all of the stocks in the Index or may weight them differently than the Index.
    - The composition of the Index and Fund may diverge.
    - The timing and magnitude of cash inflows and outflows from investor's purchases and redemptions may create balances of uninvested cash.

* Foreign Stock Market Risk: Foreign stock markets may exhibit periods of higher volatility than those in the United States. Trading stocks on many foreign exchanges can be more difficult, and costly, than trading stocks in the United States. Taxes can also be imposed by foreign governments.

* Political Risk: Foreign governments have occasionally limited the outflows of capital or profits to investors abroad.

* Information Risk: Financial reporting and accounting standards for companies in many foreign markets differ from those of the United States and may present an incomplete, or inaccurate picture of a foreign company.

* Liquidity Risk: On the whole, foreign exchanges are smaller and less liquid than the U.S. markets. Stocks that trade infrequently, or in lower volumes, can be more difficult or costly to buy or sell. Relatively small transactions can have a disproportionately large effect on the price of stocks. In some situations, it may be impossible to sell a stock in an orderly fashion.

* Regulatory Risk: There is typically less government regulation of foreign markets, companies, and securities.

* Currency Risk: The Fund invests in foreign securities denominated in foreign currencies. Thus, changes in foreign exchange rates will affect the value of foreign securities denominated in U.S. dollars.

* Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the EAFE International Index Fund. The bar chart shows the Fund's performance in each calendar year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the EAFE Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
EAFE International Index Fund Total Returns


                   2001

 12.00%     -----------------------


  0.00%     ------/-----/----------
                  /     /
                  /     /
-12.00%     ------/     /----------
                  /     /
                  /-----/
-24.00%     -----------------------
                  -21.53%

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 7.05%.

During the period shown in the bar chart, the highest return for a calendar quarter was 7.1% (quarter ending 12/31/01) and the lowest return for a quarter was -14.2% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund

Return Before Taxes                            -21.5%         -20.7%
  Return After Taxes on Distributions(1)(2)    -21.7%         -20.8%
  Return After Taxes on Distributions
     and Sale of Fund Shares(1)(2)             -13.1%         -16.6%
EAFE Index(3)                                  -21.4%         -20.5%

-------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


TOTAL SOCIAL IMPACT FUND PROFILE

Investment Objective
The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. To pursue this objective, the Fund will invest in all stocks that are included in the S&P 500 Index.

The Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

      Businesses have a role to play in improving the lives of all their customers, employees, and shareholders ("stakeholders") by sharing with them the wealth they have created. Suppliers and competitors as well should expect businesses to honor their obligations in a spirit of honesty and fairness. As responsible citizens of the legal, national, regional and global communities in which they operate, businesses share a part in shaping the future of their communities.

     Attributed to the Caux Institute for Global Responsibility

For example:

Customers deserve high quality products, fair advertising, remedies and respect.

Employees deserve to be treated with dignity, to be paid a living wage on a non-discriminatory basis, to work in a safe environment and to associate freely.

Owner/Investors deserve a fair and competitive return, transparency in company operations, and a voice in corporate governance.

Suppliers deserve mutual respect and long-term stability in return for value, quality, competitiveness, reliability and employment practices that respect human dignity.

Competitors deserve fair and respectful competition.

Communities deserve the support of public policies that promote human development and raise the standards of health, education, workplace safety and economic well-being.

The Environment deserves protection and improvement through sustainable business practices.

Source: The Caux Institute For Global Responsibility Principles
        For Business. The Caux Principles For Business (published in 1994) are the first published worldwide standard for ethical and responsible business practices developed by global business leaders. They are published in sixteen languages.

The use of the Caux principles for business does not in any way constitute an endorsement by Caux of the financial prospects of the Fund or its investment strategy.

Investment Strategies
To pursue its goals, the Fund will invest in all the stocks that are included in the S&P 500 Index. However, the percentage invested in each stock will vary from the S&P 500 Index weighting to reflect the company's Total Social Impact (TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders. TSI is a concept developed and trademarked by The Total Social Impact Foundation, Inc. The actual TSI ratings are the product of collaborative research and analytical efforts conducted by The Total Social Impact Foundation, Inc. in conjunction with a group of academic institutions. Summit Investment Partners receives and uses the TSI ratings from The Total Social Impact Foundation, Inc. under an exclusive licensing agreement. TSI ratings range from 1 to 20. Companies with high TSI ratings are overweighted in the Fund at the expense of companies with low TSI ratings, thus encouraging better business practices.

The Fund will give stocks with a TSI rating of 10 approximately the weight that a traditional S&P Index fund would give them; stocks with a TSI rating of 20, about twice that weight and ones with a TSI rating of 1 about 1/10 of that weight. Summit Investment Partners reserves the right to modify the weighting scheme based on a proprietary weighting system.

The Fund may invest up to 5% of its assets in Standard & Poor's
Depositary Receipts(R) ("SPDRs(R)"). SPDRs are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

The Fund may invest up to 20% of its assets in S&P 500 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Investments in SPDRs, futures and options will not reflect TSI ratings.

Although the Adviser will attempt to invest as much of the Fund's assets as is practical in stocks included among the S&P 500 Index and futures contracts and related options, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
*  Market risk:   The Fund's total return, like stock prices
   generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

* Large company stock risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

* Investment style risk: TSI ratings will result in overweighting and underweighting most stocks in the S&P 500
   Index. These variances might result in worse (or better) returns.

*  Correlation risk:  Because the Fund has expenses, and the S&P
   500 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Total Social Impact Fund. The bar chart shows the Fund's performance in each calendar year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500 Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
Total Social Impact Fund Total Returns

                   2001

 12.00%     -----------------------

  0.00%     ------/-----/----------
                  /     /
-12.00%     ------/-----/----------

-24.00%     -----------------------
                  -12.75%

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 10.54%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.5% (quarter ending 12/31/01) and the lowest return for a quarter was -14.8% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund
Return Before Taxes                            -12.8%        -13.6%
  Return After Taxes on Distributions(1)(2)    -13.0%        -13.8%
  Return After Taxes on Distributions
      and Sale of Fund Shares(1)(2)             -7.8%        -11.0%
S&P 500 Index(3)                               -11.9%        -12.7%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

BALANCED INDEX FUND PROFILE

Investment Objective
The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500
Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

Investment Strategies
The Fund will invest approximately 60% of its net assets in a Fund of common stocks, futures (in combination with the appropriate amount of U.S. Treasury securities as collateral), and Standard & Poor's Depositary Receipts(R) ("SPDR's") to track the S&P 500 Index and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index (the "Lehman Brothers Index"). The Fund may also hold cash or cash equivalent securities, although the amount of cash and cash equivalent securities is expected to represent a small percentage of the Fund's assets.

The Fund's common stock portfolio seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below.
Precise replication of the S&P 500 Index is not feasible. The Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its common stock portfolio before expenses and the total return of the S&P 500. A correlation of 100% would represent perfect correlation between the Fund and index performance. There can be no assurance that the Fund will achieve a 95% correlation.

The Fund may invest up to 5% of its assets in Standard & Poor's
Depositary Receipts(R) ("SPDRs(R)"). SPDR's are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index .

The Fund's bond portfolio seeks to substantially replicate the total return of the securities comprising the Lehman Brothers Aggregate Bond Index taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the Lehman Aggregate Bond Index is not feasible due to the large number of securities in the index. The Fund will invest in a representative sample of fixed income securities, which, taken together, are expected to perform
similarly to the Lehman Brothers Aggregate Index.   The Fund will
attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its bond portfolio before expenses and the total return of the Lehman Brothers Aggregate Bond Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. There can be no assurance that the Fund will achieve a 95% correlation.

The Fund may invest up to 20% of its assets in financial futures contracts and options and S&P 500 Index futures and options contracts in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
* Stock market risk: The Fund's common stock portfolio, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

* Investment style risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

* Interest rate risk: The Fund's bond portfolio is subject to interest rate risk. Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally rise when interest rates fall.
   Likewise, bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality. The Fund's bond portfolio has an intermediate-term average maturity (5 to 15 years), and is therefore expected to have moderate to high level of interest rate risk.

* Credit risk: The Fund's bond portfolio is subject to credit risk. Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative affect on the market value of that security.

   The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low. The average quality of the Lehman Brothers Aggregate Bond Index, which the Fund attempts to replicate, was AA2 using Moody's Investors Service (See Appendix A: Ratings - Corporate Bond
   Ratings).   Other factors, including interest rate risk and
   prepayment risk cause fluctuation in bond prices.

* Income risk: The Fund's bond portfolio is subject to income risk. Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund's bond portfolio is expected to maintain an intermediate average maturity and have moderate trading activity. Therefore, income risk is expected to be moderate.

* Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and currently callable bonds is generally low to moderate. Therefore, the prepayment risk of the Fund is expected to be low to moderate.

* Correlation risk: Because the Balanced Index Fund has expenses, and the S&P 500 Index and Lehman Brothers Aggregate Bond Index do not, the Fund may be unable to replicate precisely the performance of the Index. In addition, the Fund intends to hold a sampling of both the stocks in the S&P 500 Index and the bonds in the Lehman Brothers Aggregate Bond Index, rather than exactly matching the market weighting of each security in its respective index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Balanced Index Fund. The bar chart shows the Fund's performance in each calendar year since its inception.
The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index whose performances it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
  Balanced Index Fund Total Returns

                   2001

  8.00%     -----------------------

  4.00%     -----------------------

  0.00%     ------/-----/----------
                  /     /
 -4.00%     ------/-----/----------

 -8.00%     -----------------------
                  -4.10%


*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 6.29%.

During the period shown in the bar chart, the highest return for a calendar quarter was 6.3% (quarter ending 12/31/01) and the lowest return for a quarter was -7.4% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                                 1 Year    Life of the Fund
Return Before Taxes                           -4.1%       4.1%
  Return After Taxes on Distributions(1)(2)   -5.3%       5.3%
  Return After Taxes on Distributions
      and Sale of Fund Shares(1)(2)           -2.5%      -3.9%
S&P 500 Index(3)                             -11.9%     -13.1%
Lehman Brothers Aggregate Bond Index(3)        8.4%      10.1%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


LEHMAN AGGREGATE BOND INDEX FUND PROFILE

Investment Objective
The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond
Index ("Lehman Bond Index").

The Lehman Bond Index is a market-weighted, intermediate-term bond index which encompasses U.S. Treasury and agency securities and investment grade corporate and international (dollar denominated) bonds.

Investment Strategies
The Lehman Aggregate Bond Index Fund normally will invest at least 80% of the value of its assets in:

* Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

* Publicly-traded or 144a debt securities rated BBB- or BAA3 or higher by a nationally recognized rating service such as Standard & Poors or Moody's; or

*  Cash and cash equivalents.

The Fund may invest up to 20% of its assets in financial futures contracts or options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

The Fund will NOT purchase bonds rated below investment grade, commonly known as junk bonds. However, if a bond held in the Fund is downgraded to a rating below investment grade, the Fund may continue to hold the security until such time as the Adviser deems it most advantageous to dispose of the security.

The Fund will NOT directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto. The Fund may also write covered call options on U.S. Treasury Securities and options on futures contracts for such securities. A description of the corporate bond ratings assigned by Standard & Poor's and Moody's is included in the Appendix.

The Fund will be unable to hold all of the individual securities which comprise the Lehman Bond Index because of the large number of securities involved. Therefore, the Fund will hold a representative sample of the securities designed to replicate the
total return performance of the Lehman Bond Index.   The Fund
will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Lehman Bond Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Lehman Bond Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

Although the Adviser will attempt to invest as much of the Fund's assets as is practical in bonds included in the Lehman Bond Index, futures contracts and options relating thereto, a portion of the Fund may be retained in cash or cash equivalents, or invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Primary Risks
* Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally rise when interest rates fall.
   Likewise, bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality. Since the Fund is an intermediate term bond portfolio, the interest rate risk is expected to be moderate.

* Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held in the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and the security are in default. A default by the issuer of a security generally has severe negative affect on the market value of that security. The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low.

* Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund maintains an intermediate average maturity and is expected to be less actively traded. Therefore, its income risk is expected to be moderate-to-low.

* Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and callable bonds is expected to be moderate. Therefore, the prepayment risk of the Fund is expected to be moderate.

* Correlation risk: Because the Fund has expenses, and the Lehman Bond Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Lehman Aggregate Bond Index Fund. The bar chart shows the Fund's performance in each calendar year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Lehman Brothers Aggregate Bond Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
Lehman Aggregate Bond Index Fund Total Returns

                   7.19%

  8.00%     -----------------------
                  /-----/
  6.00%     ------/     /----------
                  /     /
  4.00%     ------/     /----------
                  /     /
  2.00%     ------/     /----------
                  /     /
  0.00%     ------/-----/----------

                   2001

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was -0.04%.

During the period shown in the bar chart, the highest return for a calendar quarter was 4.1% (quarter ending 9/30/01) and the lowest return for a quarter was 0.0% (quarter ending 12/31/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund
Return Before Taxes                             7.2%          9.5%
  Return After Taxes on Distributions(1)(2)     4.2%          6.6%
  Return After Taxes on Distributions
  and Sale of Fund Shares(1) 2)                 4.6%          6.2%
Lehman Brothers Aggregate Bond Index(3)         8.4%         10.1%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


EVEREST FUND PROFILE

Investment Objective
The Everest Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Investment Strategies
A major portion of the Everest Fund will be invested in common stocks. The Fund seeks special opportunities in securities that are selling at a discount from theoretical price/earnings ratios and that seem capable of recovering from their temporary out-of-favor status (a "value" investment style). The Fund may invest all or a portion of its assets in preferred stocks, bonds, con-vertible preferred stocks, convertible bonds, and convertible debentures. When market conditions for equity securities are adverse, and for temporary defensive purposes, the Fund may invest in Government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents. However, the Fund normally will remain primarily invested in common stocks.

The Everest Fund's investment strategy is based upon the belief of the Fund's Adviser that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of some securities and depress prices of other securities in different market climates. The Adviser believes that favorable changes in market prices are more likely to begin when:

   *  securities are out-of-favor,
   *  price/earnings ratios are relatively low,
   *  investment expectations are limited, and
   * there is little interest in a particular security or industry.

The Adviser believes that securities with relatively low price/earnings ratios in relation to their profitability are better positioned to benefit from favorable but generally unanticipated events than are securities with relatively high price/earnings ratios which are more susceptible to unexpected adverse developments.

The Fund may invest up to 20% of its assets in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading
costs.   As a temporary investment strategy, until the Fund
reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Primary Risks

* Market risk: The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends. As a result, shares of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

* Financial risk: The Fund's total return will fluctuate with fluctuations in the earnings stability or overall financial soundness of the companies whose stock the Fund purchases.

* Investment style risk: The Fund's investment style risks that returns from "value" stocks it purchases will trail returns from other asset classes or the overall stock market.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Everest Fund. The bar chart shows the Fund's performance in each calendar year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Russell 1000 Value Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

            Everest Fund Total Returns

                  12.40%         10.45%
 20.00%     -----------------------------------

 15.00%     -----------------------------------
                  /-----/
 10.00%     ------/     /--------/-----/-------
                  /     /        /     /
  5.00%     ------/     /--------/     /-------
                  /     /        /     /
  0.00%     ------/     /--------/     /-------

                   2000           2001

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 10.78%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.8% (quarter ending 12/31/01) and the lowest return for a quarter was -7.5% (quarter ending 09/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund
Return Before Taxes                             10.5%         11.6%
  Return After Taxes on Distributions(1)(2)      7.0%          9.6%
  Return After Taxes on Distributions
       and Sale of Fund Shares(1)(2)             6.8%          8.5%
Russell 1000 Value Index(3)                     -5.6%          1.1%
Russell 2000 Small Cap Index(3)                 -0.6%          1.4%

*The Everest Fund's focus since 12/99 has been on large-cap value positions. The fund's benchmark had been the Russell 2000 Small Cap Index which does not match the focus of the portfolio. The Russell 1000 Value more closely matches the fund's focus.
__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


BOND FUND PROFILE

Investment Objective
The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

Investment Strategies
The Bond Fund normally will invest at least 75% of the value of its assets in:

    * publicly-traded or 144a debt securities rated BBB or BAA3 or higher by a nationally recognized rating service such as Standard & Poor's or Moody's,
    * obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or
    * cash and cash equivalents.

Up to 25% of the Bond Fund's total assets may be invested in:

    * debt securities that are unrated or below investment-grade bonds ("high yield" or "junk" bonds),
    * convertible debt securities,
    * convertible preferred and preferred stocks, or
    * other securities.

The Bond Fund will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

The Fund may invest up to 20% of its assets in financial futures contracts or options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

A description of the corporate bond ratings assigned by Standard
& Poor's and Moody's is included in the Appendix.

Primary Risks
* Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally rise when interest rates fall.
   Likewise, bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality.

   The Fund maintains an intermediate-term average maturity, and is therefore subject to a moderate level of interest rate risk.

* Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative effect on the market value of that security.

   The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low. However, certain individual securities held in the Fund may have substantial credit risk. The Fund may contain up to 25% of securities rated below investment grade. Securities rated below investment grade generally have substantially more credit risk than securities rated investment grade.
   Securities rated below investment grade are defined as having a rating below Baa by Moody's Investors Services and below BBB by Standard & Poor's Corporation (See Appendix A: Ratings - Corporate Bond Ratings).

* Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund maintains an intermediate average maturity and is actively traded. Therefore, income risk is expected to be moderate to high.

* Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the Adviser will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and currently callable bonds is generally low to moderate. Therefore, the prepayment risk of the Fund is expected to be low to moderate. Other factors, including interest rate risk and credit risk can cause fluctuation in bond prices.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Bond Fund. The bar chart shows the Fund's performance in each calendar year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Lehman Brothers Aggregate Bond Index whose performance it seeks to replicate.
The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
        Bond Fund Total Returns

                   7.22%

  8.00%     -----------------------
                  /-----/
  6.00%     ------/     /----------
                  /     /
  4.00%     ------/     /----------
                  /     /
  2.00%     ------/     /----------
                  /     /
  0.00%     ------/-----/----------

                   2001

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 0.05%.

During the period shown in the bar chart, the highest return for a calendar quarter was 3.8% (quarter ending 03/31/01) and the lowest return for a quarter was 0.0% (quarter ending 06/30/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund
Return Before Taxes                             7.2%          7.3%
  Return After Taxes on Distributions(1)(2)     4.3%          4.5%
  Return After Taxes on Distributions
      and Sale of Fund Shares(1)(2)             4.4%          4.4%
Lehman Brothers Aggregate Bond Index(3)         8.4%         10.1%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


SHORT-TERM GOVERNMENT FUND PROFILE

Investment Objective
The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies.

Investment Strategies
The Fund will invest 100% of its total assets in bonds issued by, or derivatives related to, the U.S. government and its agencies.
 The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighed average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives is to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Primary Risks
* Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally rise when interest rates fall. Likewise, bond prices generally fall when interest rates rise. Further-more, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. The Fund will maintain a short average maturity and is therefore subject to a low level of interest rate risk.

* Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. Given that 100% of the assets held by the Fund are issued by the U.S. government and its agencies, the credit risk to the Fund is very low.

* Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for short-term bonds.

* Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, resulting in reinvestment of the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and callable bonds will be low to moderate.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Short-term Government Fund. The bar chart shows the Fund's performance in each calendar year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Salomon 1-5 Year Treasury Index whose performance it seeks to replicate. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
Short-term Government Fund Total Returns

                   6.83%
  8.00%     -----------------------
                  /-----/
  6.00%     ------/     /----------
                  /     /
  4.00%     ------/     /----------
                  /     /
  2.00%     ------/     /----------
                  /     /
  0.00%     ------/-----/----------

                   2001

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was -0.01%.

During the period shown in the bar chart, the highest return for a calendar quarter was 3.6% (quarter ending 09/30/01) and the lowest return for a quarter was 0.0% (quarter ending 12/31/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                               1 Year     Life of the Fund

Return Before Taxes                             6.8%          8.1%
  Return After Taxes on Distributions(1)(2)     4.3%          5.6%
  Return After Taxes on Distributions
      and Sale of Fund Shares(1) 2)             4.2%          5.3%
Salomon 1-5 Year Treasury Index(3)              8.4%          9.1%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.


MONEY MARKET FUND PROFILE

Investment Objective
The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

Investment Strategies
It does this by investing exclusively in high quality short-term securities.

The Fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the Fund buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the Fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the Fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the Fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules
To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable
$1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

* Individual securities must have remaining maturities of no more than 397 days.
* The dollar-weighted average maturity of the Fund's holdings cannot exceed 90 days.
* All securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars.

Primary Risks
Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the Fund or make it perform less well than other investments.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

* Market interest rate risk: As with most money market funds, the most important factor affecting performance is market interest rates. The Fund's yields tend to reflect current interest rates, which means that when these rates fall, the Fund's yield generally falls as well.

* Credit quality risk: If a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance. To the extent that the Fund emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

* Other risks: Other factors that could affect performance include:
     - The managers could be incorrect in their analysis of interest rate trends, credit quality or other matters.
     - Securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Money Market Fund. The bar chart shows the Fund's performance in each calendar year since its inception.
The table shows the Fund's average annual returns. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
     Money Market Fund Total Returns


  8.00%     -----------------------

                   3.90%
  4.00%     ------/-----/----------
                  /     /
                  /     /
  0.00%     ------/-----/----------

                   2001

*Total return for the most recent fiscal year quarter ended
December 31, 2001 was 0.54%.

During the period shown in the bar chart, the highest return for a calendar quarter was 1.4% (quarter ending 3/31/01) and the lowest return for a quarter was 0.5% (quarter ending 12/31/01).

Average Annual Total Returns for Years Ended December 31, 2001

                                       1 Year     Life of the Fund
      Money Market Fund                 3.9%          4.8%

To obtain the Fund's current 7-day yield, please call the Fund's toll-free telephone number (1-888-259-7565) or visit the fund's website (www.summitfunds.com).


HIGH YIELD BOND FUND PROFILE

Investment Objective
The High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

Investment Strategies
The Fund invests primarily in high yield, high risk ("junk") bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. The Fund will ordinarily invest at least 65% of its total assets in high yield, high risk bonds, also known as "junk" bonds.

The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. The Adviser researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Adviser seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition;
(2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

When a corporation or a government entity issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Adviser determines the comparable rating quality of bonds that are not rated.

High yield, high-risk bonds present both an opportunity and a danger. These junk bonds generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

In response to unfavorable conditions in the high yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its principal investment objective and policies.

The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return, which may translate into higher than average portfolio turnover. If the Fund buys and sells securities frequently, there will be increased transaction costs and additional taxable gains to shareholders.

The Fund may have other investments that are not part of its principal investment strategies. The Fund may invest in loan participations, convertible securities and preferred stocks. Other types of investments the Fund may use include mortgage-backed or asset-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, zero-coupon and pay-in-kind bonds, equity securities, warrants, private placements, and foreign securities. See the Statement of Additional Information for more information about these investments.

Primary Risks
There are numerous and significant risks involved in investing in high yield securities. While bonds are generally considered safer than stocks for investors seeking diversification into high yield markets, there are several types of risks that should be considered.

OVERALL, THIS FUND MUST BE CONSIDERED A HIGH-RISK INVESTMENT
SUITABLE ONLY FOR A PORTION OF AN INDIVIDUAL'S PORTFOLIO.

The risks described below could have the effect of reducing the Fund's net asset value, yield or total return:

* Interest rate risk: High yield bonds are sensitive to interest rate changes. Generally, when interest rates rise, the prices of these bonds fall and when interest rates fall the prices of these bonds rise. The longer the maturity of these bonds, the greater is this impact from interest rate changes. The value of the Fund's investments also will vary with bond market conditions. Since the Fund is an intermediate term bond portfolio, the interest rate risk is expected to be moderate.

* Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative affect on the market value of that security. High yield bonds are below investment grade instruments because of the significant risk of issuer default. The credit risk of the Fund's investments is very high.

* Liquidity and other risks: Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations. There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them. Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuer to repay their debts, leading to increased defaults and overall losses to the Fund.

* Foreign securities risk: See the discussion of "External Risk" in the Emerging Markets Bond Fund Profile on page 37.

* Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters. Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company.

Since this Fund has not been in effect for at least one calendar year, there is no bar chart or performance table.

EMERGING MARKETS BOND FUND PROFILE

Investment Objective
The Emerging Markets Bond Fund seeks high income and capital appreciation.

Investment Strategies
The Fund invests primarily in government and corporate bonds of emerging markets nations. For its investments, the Fund seeks to identify high yield bonds of financially sound companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial conditions give them greater value relative to other companies in the high yield market. The Fund also uses a fundamental credit analysis of the country and government risks of the countries where the issuers of the bonds are domiciled to identify issuers with greater value relative to other issuers in the same or other countries. The Fund invests predominantly in U.S. dollar denominated bonds. The Fund is nondiversified which means that up to 50% of the Fund's assets may be invested without limitation on the amount invested in a single issuer. Normally, the Fund will not invest more than 5% of its assets in a single issuer.

The Fund invests at least 65% of its total assets in the government and corporate debt securities (bonds) of emerging market nations. In pursuit of maximum income and capital appreciation, the Fund may invest all of its assets in high-risk, non-investment grade ("junk") bonds. Before the Fund invests in a particular country or security, the Adviser applies a market risk analysis that evaluates factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations.

To achieve the Fund's total return objectives while reducing risk, the Fund employs these strategies:

    - Invest in a wide variety of issuers, as described below, to reduce the impact of any single holding on the Fund's total performance
    - Credit analysis of individual issuers through proprietary research
    - Technical analysis of trading and ownership patterns of targeted securities
    - Adjusting the average maturity of the portfolio to take advantage of or to minimize the impact of interest rate fluctuations.

The portfolio's weighted average maturity will normally be between 5 and 10 years, although this may vary substantially with changing market conditions. Because most emerging market debt is issued in U.S. dollars, it is expected that the Fund will not normally have foreign currency holdings. However, the Fund may invest in debt denominated in local currencies or other international currencies. In such cases, the Fund will seek to hedge against currency fluctuations. The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition has improved; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

The Fund's investments may include bonds issued directly by the sovereign or corporate entities or those issued by supranational entities, such as the World Bank. The Fund may also invest substantially all of its assets in Brady Bonds. Brady Bonds are used as a means of restructuring the external debt burden of governments in certain emerging market nations. These bonds may be collateralized or uncollateralized and issued in various currencies, although typically they are issued in U.S. Dollars. However, as with any emerging market debt, Brady Bonds are considered speculative, high-risk investments because the value of the bonds can fluctuate significantly based on the issuer's ability to make payment.

Emerging market nations, as defined by the World Bank, the United Nations and other international bodies, are those countries whose economies are in a transitional stage. They may be located in Asia, Eastern Europe, Latin America, Africa or the Middle East. The economies, markets and political structures of these countries generally do not offer the same stability as those of developed nations. As a consequence, securities issued in these emerging markets generally pay a higher yield to compensate investors for higher risks.

The Fund may invest more than 25% of its assets in government and corporate bonds issued by or located in the same country. The Fund does not, however, intend to invest 25% or more of its assets in government debt of a single country (other than the United States or in a single industry or group of industries.) As a rule, the Fund will invest in the securities of issuers from at least three different countries.

In order to provide flexibility in meeting redemptions, expenses and the timing of new investments, the Fund will routinely hold cash or money market securities readily convertible to cash. These cash positions may be increased without limitation during periods of unusual market volatility as a short-term defense. Additionally, the Fund may invest substantially all of its assets in the securities of only one country, including the United States, for temporary defensive purposes. Such investments could cause the Fund not to meet its principal investment objective and policies.

The Fund will buy and sell securities based on its overall objectives of achieving the highest possible total return, which may translate into higher than average portfolio turnover. If the Fund buys and sells securities frequently, there will be increased transaction costs and additional taxable gains to shareholders.

The Fund may also invest in other investments that are not part of its principal investment strategies described above. These other investments include other types of fixed income securities, private placements, loan participations and assignments, convertible bonds and depository receipts. For more information about these types of securities, please consult the Statement of Additional Information.

Primary Risks
There are numerous and significant risks involved in investing in emerging markets securities. While bonds are generally considered safer than stocks for investors seeking diversification into emerging markets, there are several types of risks that should be considered.

OVERALL, THIS FUND MUST BE CONSIDERED A HIGH-RISK INVESTMENT
SUITABLE ONLY FOR A PORTION OF AN INDIVIDUAL'S PORTFOLIO.

* Interest rate risk: Any bond fund involves the risk of capital loss due to changes in interest rates. This is a normal process in which rising interest rates cause the price of bonds to fall. There are, additionally, risks associated with high yield (junk) bonds. See the discussion in the section entitled "High Yield Bonds" on page 37.

* Credit risk: Companies and governments in emerging nations may not be as strong financially as those in other nations and may be more vulnerable to changes in worldwide markets and the world economy. The entire securities market in an emerging market nation can experience sudden and sharp price swings. Furthermore, accounting and other financial reporting standards are often less rigorous, so that less information may be available to investors. There is also generally less governmental regulation that may mean less protection for investors.

* Liquidity risk: Because of lower trading volumes and the lack of secondary trading markets for most emerging markets securities, there is a greater potential for price volatility.
   With fewer buyers, large purchases or sales may have a disproportionate impact on prices.

* Currency risk: The relatively small portion of the portfolio which is not denominated in U.S. dollars is exposed to the fluctuations of the currency markets, as well as the increased costs involved in converting currency into U.S. Dollars.

* External risk: Investing in emerging markets debt securities involves political, social and economic risks including the risk of nationalization or expropriation of assets and the risk of war. Certain countries may impose restrictions on foreign investors and on the movement of assets out of the country for periods of one year or more. Such restrictions reduce the liquidity of securities held in such countries and make it difficult or impossible for the Fund to sell the securities at opportune times. Certain trading practices, such as settlement delays or differing hours and days of operation, may also expose the Fund to risks not customary with U.S. investments. Furthermore, it may be more difficult to obtain a judgment in a court outside the U.S.

   Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its existing currency with the Euro on January 1, 1999 for electronic commerce. Other European countries may participate after that date. This conversion presented unique uncertainties, including whether the payment and operational systems of banks and other financial institutions were ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could adversely affect the value of securities held by the Fund. The conversion has not had a material impact on the Fund to date, however, because the Fund invests predominantly, normally over 90% of its assets, in U.S. dollar denominated securities.

* Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters. Under normal circumstances, such investment of more than 5% in a single issuer will not take place. Occasionally, the Fund may place as much as 10% of its assets in bank deposits or other short-term instruments of a single issuer or custodian.

Since this Fund has not been in effect for at least one calendar year, there is no bar chart or performance table.

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All expense ratios are adjusted for current expenses.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

                                                             Total Annual
                                    Management     Other   Fund Operating
                                       Fees       Expenses    Expenses
S&P 500 Index Fund                     .30%         .18%        .48%
S&P MidCap 400 Index Fund              .30%         .30%        .60%*
Russell 2000 Small Cap Index Fund      .35%         .40%        .75%*
Nasdaq-100 Index Fund                  .35%         .30%        .65%*
EAFE International Index Fund          .56%         .69%       1.25%*
Total Social Impact Fund               .45%         .30%        .75%*
Balanced Index Fund                    .30%         .30%        .60%*
Lehman Aggregate Bond Index Fund       .30%         .30%        .60%*
Everest Fund                           .64%         .26%        .90%
Bond Fund                              .47%         .25%        .72%
Short-term Government Fund             .45%         .28%        .73%*
Money Market Fund                      .35%         .10%        .45%*
High Yield Bond Fund                   .65%         .75%       1.40%
Emerging Markets Bond Fund             .75%         .85%       1.60%

* Total Annual Fund Operating Expenses in excess of 1.25% for the EAFE International Index Fund, in excess of .75% for the Russell 2000 Small Cap Index and Total Social Impact Funds, in excess of
 .73% for the Short-term Government Fund, in excess of .65% for the Nasdaq-100 Index Fund, in excess of .60% for the S&P MidCap 400 Index, Balanced Index and Lehman Aggregate Bond Index Funds, and in excess of .45% for the Money Market Fund are paid by the investment adviser.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your invest-ment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year  3 Years  5 Years  10 Years
S&P 500 Index Fund                     $49     $154     $269     $605
S&P MidCap 400 Index Fund              $62     $193     $336     $752
Russell 2000 Small Cap Index Fund      $77     $241     $418     $933
Nasdaq-100 Index Fund                  $67     $209     $363     $812
EAFE International Index Fund         $128     $399     $690     $1,518
Total Social Impact Fund               $77     $241     $418     $933
Balanced Index Fund                    $62     $193     $336     $752
Lehman Aggregate Bond Index Fund       $62     $193     $336     $752
Everest Fund                           $92     $288     $500     $1,112
Bond Fund                              $74     $231     $402     $897
Short-term Government Fund             $75     $234     $407     $909
Money Market Fund                      $46     $145     $253     $568
High Yield Bond Fund                  $144     $446      NA       NA
Emerging Markets Bond Fund            $164     $509      NA       NA

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
Each Fund may invest in foreign securities that are suitable for the Fund's investment objectives and policies. The High Yield Bond Fund and Emerging Markets Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States, and the Emerging Markets Bond Fund may invest up to 100% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States.

Foreign securities investments are limited to 25% of net assets for the Everest and Bond Funds. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund and Lehman Aggregate Bond Index Fund are limited to investing in those foreign securities included in the respective Indexes. Each Fund that invests in foreign securities, other than the High Yield Bond Fund and the Emerging Markets Bond Fund, limits not only its total purchases of foreign securities, but also its purchases for any single country. For "major countries," the applicable limit is 10% of Fund net assets; for other countries, the applicable limit is 5% for each Fund. "Major countries" currently include: The United Kingdom, Germany, France, Italy, Switzerland, Netherlands, Spain, Belgium, Canada, Mexico, Argentina, Chile, Brazil, Australia, Japan, Singapore, New Zealand, Hong Kong, Sweden and Norway.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

* political or economic instability in the foreign country;
* diplomatic developments that could adversely affect the value of the foreign security;
* foreign government taxes;
* costs incurred by a Fund in converting among various currencies;
* fluctuation in currency exchange rates;
* the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
* in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
* less publicly available information about foreign issuers than domestic issuers;
* foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
* securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
* there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Funds may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

FOREIGN CURRENCY TRANSACTIONS
The EAFE International Index Fund, Everest Fund, Bond Fund, High Yield Bond Fund and Emerging Markets Bond Fund may engage in forward foreign currency contracts ("forward contracts") in connection with the purchase or sale of a specific security. A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Funds will not enter into forward contracts for longer-term hedging purposes. The possibility of changes in currency exchange rates will be incorporated into the long-term investment considerations when purchasing the investment and subsequent considerations for possible sale of the investment.

HIGH YIELD BONDS
The High Yield Bond Fund and the Emerging Markets Bond Fund may invest without limitation in high yield bonds. The Bond Fund may invest up to 25% of its assets in bonds rated below the four highest grades used by Standard & Poor's or Moody's (frequently referred to as "junk" bonds). These bonds present greater credit and market risks than higher rated bonds. Such risks relate not only to the greater financial weakness of the issuers of such securities but also to other factors including:

* greater likelihood that an economic downturn or rising interest rates could create financial stress on the issuers of such bonds, possibly resulting in their defaulting on their obligations than is the case with higher-rated bonds;

* greater likelihood that redemption or call provisions, if exercised in a period of lower interest rates, would result in the bonds being replaced by lower yielding securities;

* limited trading markets that may make it more difficult to dispose of the bonds and more difficult to determine their fair value.

REPURCHASE AGREEMENTS
Each Fund may invest in Repurchase Agreements. A repurchase agreement is a transaction where a Fund buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. None of the Funds engage extensively in repurchase agreements, but each may engage in them from time to time. The Adviser reviews the credit-worthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Fund could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Each Fund except the Money Market Fund may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index) at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of an index future depends primarily on the value of its underlying index, the performance of the broad-based contracts will generally reflect broad changes in market prices.
 However, because a particular Fund may not be invested in precisely the same proportion as a particular Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

All Funds except the Money Market Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). These Funds may purchase call option contracts to close out a position acquired through the sale of a call option. These Funds will only write options that are traded on a domestic exchange or board of trade.

All Funds except the Money Market Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the eligible Funds will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Fund) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Fund) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Fund) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Fund if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Fund risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Fund may write call options in order to hedge against an expected decline in value of Fund securities.

The Fund may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Fund intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Fund's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies. It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES
The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund and the Total Social Impact Fund may purchase or sell options on their respective Indexes, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. The Balanced Index Fund may purchase or sell options on the S&P 500 Index, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

COLLATERALIZED MORTGAGE OBLIGATIONS
The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, Money Market Fund, High Yield Bond Fund and Emerging Markets Bond Fund may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). To a limited extent, the Funds may also invest in a variety of more risky CMOs, including interest only, principal only, inverse floaters, or a combination of these securities.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES
The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Money Market Fund, High Yield Bond Fund and Emerging Markets Bond Fund may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

The High Yield Bond Fund and the Emerging Markets Bond Fund may each invest up to 10% of their total assets in asset-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Money Market Fund Market Fund may invest without limitation in asset-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund and Emerging Markets Bond Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. The High Yield Bond Fund and Emerging Markets Bond Fund may each invest up to 10% of their total assets in mortgage-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Short-term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

LENDING FUND SECURITIES
All Funds except the Money Market Fund may lend portfolio securities with a value up to 33 1/3% of its total assets. Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest.

The Fund will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities. Should the borrower of the securities fail financially, the Fund may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

OTHER INFORMATION
In addition to the investment policies described above, each Fund's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, each Fund's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's annual report should be directed to Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, (888) 259-7565, or at P.O. Box 701, Milwaukee, WI 53201-0701.

FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc., 312 Elm Street, Suite 1212, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for Summit Mutual Funds since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds' business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Balanced Index Fund and Lehman Aggregate Bond Index Fund.

Mr. Rodmaker is Managing Director - Fixed Income of the Adviser and has been affiliated with the Adviser and Union Central since 1989. Mr. Weisenburger is the Portfolio Manager of the Adviser and has been affiliated with the Adviser and Union Central since July, 1996.

Stephen J. Dillenburg, CFA and Mr. Weisenburger lead the team primarily responsible for the day-to-day management of the Total
Social Impact Fund.

Mr. Dillenburg is a Managing Partner of the Adviser and has been affiliated with the Adviser and Union Central since November, 1999. Prior thereto, he was Director of Socially Responsible
Investing at Scudder Kemper Investments, Inc.

James R. McGlynn leads the team primarily responsible for the day-to-day management of the Everest Fund. Mr. McGlynn, prior to joining the Adviser and Union Central on December 1, 1999, was employed by Tom Johnson Investment Management in Oklahoma, where he served since May, 1991, as Vice President and Co-Portfolio Manager for the UAM TJ Core Equity Fund.

Mr. Rodmaker and Michael J. Schultz lead the team primarily responsible for the day-to-day management of the Bond Fund.

Mr. Schultz leads the team primarily responsible for the day-to-day management of the Short-term Government Fund.

Mr. Schultz is Managing Director - Fixed Income of the Adviser and has been affiliated with the Adviser and Union Central since
1992.

Mr Rodmaker leads the team primarily responsible for the day-to-day management of the High Yield Bond Fund.

Steven R. Sutermeister leads the team primarily responsible for the day-to-day management of the Emerging Markets Bond Fund. Mr.
Sutermeister is the President of the Adviser and has been affiliated with the Adviser and Union Central since 1990.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

Fund                                Advisory Fee
S&P 500 Index Fund                  .30% of the current value of the net assets.
S&P MidCap 400 Index Fund           .30% of the current value of the net assets.
Russell 2000 Small Cap Index Fund   .35% of the current value of the net assets.
Nasdaq-100 Index Fund               .35% of the current value of the net assets.
EAFE International Index Fund       .56% of the current value of the net assets.
Total Social Impact Fund            .45% of the current value of the net assets.
Balanced Index Fund                 .30% of the current value of the net assets.
Lehman Aggregate Bond Index Fund    .30% of the current value of the net assets.
Everest Fund                        .64% of the current value of the net assets.
Bond Fund                           .47% of the current value of the net assets.
Short-term Government Fund          .45% of the current value of the net assets.
Money Market Fund                   .35% of the current value of the net assets.
High Yield Bond Fund                .65% of the current value of the net assets.
Emerging Markets Bond Fund          .75% of the current value of the net assets.

The effective rates paid by each Fund are set forth in the "Fees and Expenses of the Fund" section on page 38.

SUBADVISERS
World Asset Management, L.L.C., 255 E. Brown Street, Suite 250, Birmingham, Michigan 48009, is the investment Subadviser to the EAFE International Index Fund. An investment adviser since 1994, World Asset Management is a wholly-owned subsidiary of Munder Capital Management. Munder Capital is a general partnership with Munder Capital employees owning a minority interest and Comerica Bank owning the majority interest.

Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY, is the investment Subadviser to the Money Market Fund. Scudder Kemper has more than 80 years experience managing mutual funds, and currently has more than $290 billion in assets under management. Each Subadviser provides, subject to the Adviser=s direction, a portion of the investment advisory services for which the Adviser is responsible. The services include investment research and advice with respect to securities, investments and cash equivalents in the Fund.

As compensation for its services, World Asset Management receives a monthly fee computed on a daily basis, at an annual rate, equal to .10% of the current value of the Fund's net assets; provided, however, that World Asset Management has agreed to waive its fee for the first six months of operations. The fee is paid by the Adviser, not the Fund.

As compensation for its services, Scudder Kemper receives a monthly fee computed on a daily basis, at an annual rate, equal to .20% of the first $50,000,000, .15% of the next $200,000,000,
 .12% of the next $750,000,000, and .10% of all over $1 billion of the current value of the net assets. The fee is paid by the Adviser, not the Fund.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Fund that incurs them, while other expenses are allocated among the Funds on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of that Fund's net assets. The Adviser will pay any expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Fund, the Total Social Impact Fund and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of that Fund's net assets. The Adviser will pay any expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of that Fund's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of that Fund's net assets. The Adviser will pay any expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of that Fund's net assets.

CAPITAL STOCK
Summit Mutual Funds currently has twenty-three classes of stock, one for each fund, fourteen of which are offered pursuant to this prospectus. Shares (including fractional shares) of each fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that fund. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
The net asset value of the Funds' shares is determined once daily, Monday through Friday at 4:00 p.m. Eastern Time, on days there are purchases or redemptions of Fund shares. The net asset value will not be determined when the New York Stock Exchange is closed (for example, on national holidays), or on any day on which changes in the value of the portfolio securities of the Funds are immaterial. The net asset value is calculated by adding the values of all securities and other assets of a Fund, subtracting liabilities and expenses, and dividing the resulting figure by the number of the Fund's outstanding shares. Expenses, including the advisory fee payable to the Adviser, are charged to each Fund daily.

Securities held by each Fund are valued at market price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under procedures adopted by, the Board of Directors.
Money market instruments maturing in 60 days or less are valued at the amortized cost method.

Sometimes foreign securities markets are open on days when U.S. markets are closed. Because some Funds holds foreign securities, there may be days when the net asset value of Fund shares changes even when the shares are not priced, and Fund shareholders cannot purchase or redeem shares.

PURCHASE OF SHARES
Shares of the Funds are offered and sold on a continuous basis by the distributor for the Funds, Carillon Investments, Inc. (the
"Distributor"), which is affiliated with the Adviser. The
Distributor is a registered broker-dealer with offices at 1876
Waycross Road, Cincinnati, Ohio 45240.

MINIMUM INVESTMENTS
The minimum initial investment for shares in a Fund is
1) $5,000;  or

2) $1,000 ($500 in the case of an Individual Retirement Account) if the purchaser of shares is any one of the following:
    a) Directors, officers, current or retired employees ("employees"), or agents of The Union Central Life Insurance Company ("Union Central"), or affiliates thereof, or their spouses or dependents; or
    b) Directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with the Distributor relating to the Funds, or their spouses or dependents; or
    c) Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

The minimum subsequent investment is $50.

BUYING SHARES
Purchase requests accompanied by a check or wire payment for any Fund which are received by the transfer agent before 4:00 p.m. Eastern Time on a business day for the Funds will be executed the same day, at that day's closing price, provided that payment is received by the close of regular trading hours. Orders received after 4:00 p.m. Eastern Time and orders for which payment is not received by the close of regular trading hours on the New York Stock Exchange will be executed on the next business day after receipt of both order and payment in proper form.


OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
BY MAIL                                         BY MAIL

Complete an application and mail it along       Make your check payable to Summit Mutual
with a check payable to Summit Mutual           Funds. Please include your sixteen-
Funds, to:                                      digit account number on your check
The Summit Mutual Funds                         and mail it to the address at the left.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701.
For overnight or express delivery, mail to:
The Summit Mutual Funds
c/o Firstar Mutual Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207.

AUTOMATICALLY                                   AUTOMATICALLY
Call 1-888-259-7565 to obtain a purchase        Complete a Periodic Investment Plan
application, which includes information for     Application to automatically purchase
a Periodic Investment Plan.                     more shares.

BY WIRE                                         BY WIRE
Call 1-888-259-7565 prior to sending            Call 1-888-259-7565 prior to sending
the wire in order to obtain a                   the wire in order to obtain a
confirmation number and to                      confirmation number and to
ensure prompt and accurate handling             ensure prompt and accurate handling
of funds. Ask your bank to transmit             of funds. Ask your bank to transmit
immediately available funds  by wire            immediately available funds  by wire
in the amount of your purchase to:              as described at the left.
Firstar Bank, N.A.
777 East Wisconsin Avenue                       Please include your sixteen-digit
Milwaukee, WI 53202ABA Number: 075000022        account number.
Credit to: Firstar Mutual Fund                  The Summit Mutual Funds and its transfer
Services, LLC                                   agent are not responsible for the
Account Number: 112-952-137                     consequences of delays resulting
Further credit to: Summit Mutual Funds          from the banking or Federal Reserve
(account name and account number)               Wire system, or from incomplete
Summit Mutual Funds and its transfer            wiring instructions.
agent are not responsible
for the consequences of delays
resulting from the banking or Federal
Reserve Wire system, or from
incomplete wiring instructions.

INTERNET                                        INTERNET
Complete an application online at               Call 1-888-259-7565 for a temporary PIN
www.summitfunds.com.  You must also mail        number. This number will allow you to
the signed application along with a             transact online at www.summitfunds.com.
check payable to Summit Mutual Funds to:        You will be asked to change this nubmer the
The Summit Mutual Funds                         first time that you log on.
c/o Firstar Mutual Fund Services, LLC           Please make sure that your account is set up
P.O. Box 701                                    with bank account instructions to wire funds
Milwaukee, WI 53201-0701.                       for purchases. Also, you must indicate on
For overnight or express delivery, mail to:     your apllication that telephone transactions
The Summit Mutual Funds                         are suthorized in order to complete internet
c/o Firstar Mutual Fund Services, LLC           transactions.
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207.

Please be sure to indicate on the application that you wish to have telephone and internet transaction privileges.

BY TELEPHONE EXCHANGE                           TELEPHONE EXCHANGE
Call 1-888-259-7565 to exchange from            Call 1-888-259-7565 to exchange from
another Summit Mutual Funds account with        another Summit Mutual Funds account with
the same registration including name,           the same registration including name,
address and taxpayer ID number.                 address and taxpayer ID number.


--------------------------------------------------------------
PLEASE NOTE: All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars to Summit Mutual Funds. A $25 fee will be imposed by the Funds' transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund. Prior to the transfer agent receiving a completed application, investors may make an initial investment. However, redemptions will not be paid until the transfer agent has received the completed application.
---------------------------------------------------------------
* ADDITIONAL INFORMATION ON BUYING SHARES

* The Funds will not accept payment in cash or third party checks for the purchase of shares.

* Federal regulations require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Funds reserve the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding at a rate of 31% on all liquidations and dividend and capital gain distributions.

* Payment for shares of a Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the respective Fund.

REDEMPTION OF SHARES

SELLING SHARE
Redemption requests for any of the Funds received by the transfer agent before 4:00 p.m. Eastern Time on a business day for the Funds will be executed the same day, at that day's closing price. Orders received after 4:00 p.m. Eastern Time will be executed on the next business day.

If the redemption amount exceeds $50,000, or if the proceeds are to be sent elsewhere than the address of record, or the address of record has been changed by telephone within the preceding 15 days, each signature must be guaranteed in writing by either a commercial bank that is a member of the FDIC, a trust company, a credit union, a savings association, a member firm of a national securities exchange or other eligible guarantor institution.

BY TELEPHONE
Call 1-888-259-7565 with your account name, sixteen-digit account number and amount of redemption (minimum $500). Redemption proceeds will only be sent to a shareholder's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. (Available only if telephone redemptions have been authorized on the account application and if there has been no change of address by telephone within the preceding 15 days).

BY MAIL
Mail your instructions to Summit Mutual Funds, P.O. Box 3011, Milwaukee, WI 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, WI 53202). Include the number of shares or the amount to be redeemed, your sixteen-digit account number and Social Security number or other taxpayer identification number. Your instructions must be signed by all persons required to sign for transactions exactly as their names appear on the account.

INTERNET
Call 1-888-259-7565 for a temporary PIN number. This number will allow you to make transactions online at www.summitfunds.com.

Redemption proceeds will only be sent to a shareholder's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. (Available only if telephone redemptions have been authorized on the account application and if there has been no change of address within the preceding 15 days.)

AUTOMATICALLY
Call 1-888-259-7565 for a Systematic Withdrawal Plan application ($5,000 account minimum and $50 minimum per transaction).
----------------------------------------------------------
Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed" must appear with the signature.
----------------------------------------------------------
The Funds may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.
----------------------------------------------------------

ADDITIONAL TRANSACTION INFORMATION

TELEPHONE REQUESTS
In order to arrange for telephone redemptions after you have opened your account or to change the bank or account designated to receive redemption proceeds, send a written request to the Firstar Mutual Fund Services, LLC or contact your registered representative. Each shareholder of the account must sign the request. The Funds may request further documentation from corporations, executors, administrators, trustees and guardians.

The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Funds at any time upon notice to shareholders.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request to the transfer agent.

In an effort to prevent unauthorized or fraudulent purchase and redemption requests by telephone or internet, Firstar employs reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to transact by telephone will be required to provide their account number (unless opening a new account). Investors electing to transfer by internet must enter a personal identification number (PIN). All telephone transactions will be recorded and confirmed in writing. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Summit Mutual Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Summit Mutual Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.

INTERNET OPTIONS
Internet exchange privileges automatically apply to each shareholder who holds telephone exchange privileges and who has requested a temporary PIN from a shareholder service representative. All internet transaction privileges are ONLY available if the shareholder has elected telephone and internet privileges for those same transactions.

ADDITIONAL REDEMPTION INFORMATION
The Funds will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by SEC rules. However, if any portion of the shares to be redeemed represents an investment made by check, the funds will delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected, which may take twelve days from the purchase date. An investor must have filed a purchase application before any redemption requests can be paid.

ACCOUNTS BELOW THE MINIMUM BALANCE
If your account falls below $1,000, the Funds may redeem your account. The Fund will impose no charge and will give you sixty days' written notice prior to any redemption.

REDEMPTION IN KIND
Each Fund intends to pay cash for all shares redeemed, unless the redemption request is for more than $250,000 or 1% of the net assets of a Fund by a single shareholder over any 90-day period. If such a redemption request is presented and the Fund deems it to be detrimental to existing shareholders, to pay the redemption in cash, the Fund may pay all or part of the redemption in the Fund's portfolio securities at their then-current market value equal to the redemption price. If you received securities in kind and converted them to cash, you would incur brokerage costs. Redemptions in kind are taxable transactions.

EXCHANGE OF SHARES
Without a sales charge, you may exchange shares of a Fund for shares of another Fund.

For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, an investor may realize a capital gain or loss. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. No exchange fee is currently imposed by Summit Mutual Funds on exchanges. However, Summit Mutual Funds reserves the right to impose a charge in the future. Summit Mutual Funds reserves the right to reject any exchange request with prior notice to a shareholder and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareholders of any material modification or termination except where notice is not required under SEC regulations. Also keep in mind:

* Exchanges are available only in states where exchanges may be legally made.

* The minimum amount which may be exchanged is the lesser of $1,000 or all the shares of that Fund.

* If any portion of the shares to be exchanged represents an investment made by check, a Fund will delay the acquisition of new shares in an exchange until the transfer agent is reasonably satisfied that the check has been collected, which may take up to twelve days from the purchase date.

* It may be difficult to make telephone exchanges in times of drastic economic or market changes.

EXCESSIVE TRADING
The Adviser may bar excessive traders from purchasing shares of a Fund. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses. The Fund defines "excessive trading" as exceeding one purchase and sale involving the Funds within any 120-day period. For example, assume you are invested in a Fund. You can move substantial assets from that Fund to another Fund and, within the next 120 days, sell your shares in that Fund to return to the first Fund. If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the Funds. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges; and (2) systematic purchases or redemptions made through an automatic investment plan or an automatic withdrawal plan.

SHAREHOLDER REPORTS
Shareholders will be provided with a report showing portfolio investments and other information at least semiannually; and after the close of a Fund's fiscal year with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareholder reports will be sent to shareholders with the same mailing address. Shareholders may request duplicate copies free of charge.

Account statements will be mailed after each purchase, reinvestment of dividends and redemption. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Generally, the Fund does not send statements for Funds held in brokerage, retirement or other similar accounts.

AUTOMATED TELERESPONSE SERVICE
Shareholders using a touch-tone telephone can access information on the Funds twenty four hours a day, seven days a week. When calling Firstar Mutual Fund Services, LLC at 1-888-259-7565, shareholders may choose to use the automated information feature or, during regular business hours (8:00 a.m. to 7:00 p.m. Central time, Monday through Friday), speak with a Firstar representative.

INTERNET SERVICES
You may also access information about the Funds and your account balances by visiting our website at www.summitfunds.com.

RETIREMENT PLANS
The Fund offers individual retirement accounts including SIMPLE and SEP IRAs. For details concerning Retirement Accounts
(including service fees), please call Firstar Mutual Fund
Services, LLC at 1-888-259-7565.

         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the other Funds are declared and paid as follows:

Annually:                             Quarterly:
S&P 500 Index Fund                    Balanced Index Fund
S&P MidCap 400 Index Fund             Lehman Aggregate Bond Index Fund
Russell 2000 Small Cap Index Fund     Bond Fund
Nasdaq-100 Index Fund                 Short-term Government Fund
EAFE International Index Fund         High Yield Bond Fund
Total Social Impact Fund              Emerging Markets Bond Fund
Everest Fund

Any capital gains are distributed annually. Your dividends and capital gains distributions will be reinvested automatically in additional shares unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

If you have elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                         FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase Fund shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your Fund shares, including an exchange for Fund shares of another Fund, based on the difference between your tax basis in the Fund shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Fund shares.) Any loss realized on Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Fund shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

                     STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

    S&P, FRANK RUSSELL, NASDAQ, EAFE AND TOTAL SOCIAL IMPACT
                           DISCLAIMERS

The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies.
 "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings ("TSI Ratings") to track general stock market performance. TSI's only relationship to Summit Investment Partners, Inc. and Summit Mutual Funds is the licensing of certain trademarks and trade names of the TSI and of the TSI Ratings which are determined, composed and calculated by TSI without regard to Summit Investment Partners, Inc. or this Fund. TSI has no obligation to take the needs of the Summit Investment Partners, Inc., Summit Mutual Funds or the owners of this Fund into consideration in determining, encompassing or calculating the TSI Ratings. TSI is not responsible for and has not participated in the determination of the prices and amount of this Fund or the timing of the issuance or sale of this Fund or in the determination or calculation of the equation by which this Fund is to be converted into cash. TSI has no obligation or liability in connection with the administration, marketing or trading of this Fund.

TSI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN AND TSI SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. TSI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SUMMIT INVESTMENT PARTNERS, INC., SUMMIT MUTUAL FUNDS, OWNERS OF THIS FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. TSI MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL TSI HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                    FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's most recent financial statements, is included in the Statement of Additional Information and is available upon request. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.


Computed on the basis of a share of capital stock outstanding throughout the period.

                                                      S&P 500 Index Fund

                                                                   Period from
                                               Year Ended      April 3, 2000(1) to
                                           September 30, 2001  September 30, 2000
                                           ------------------  ------------------
Net Assets Value,
  Beginning of period                                 $9.60       $10.00
                                                      -----       ------
Investment Activities:
  Net investment income                                 .08          .04
  Net realized and unrealized gain/(loss)             (2.65)        (.41)
                                                      -----       ------
Total from Investment Activities                      (2.57)        (.37)
                                                      -----       ------
Distributions:
  Net investment income                                (.05)        (.03)
  Return of capital                                     ---          ---
  Net realized gains                                    ---          ---
                                                      -----       ------
Total Distributions                                    (.05)        (.03)
                                                      -----       ------
Net Asset Value,
  End of Period                                       $6.98       $ 9.60
                                                      =====       ======
Total Return                                         (26.88%)      (3.71%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets  -Net(2)      .0.42%        0.40%(3)

Ratio of Expenses to Average Net Assets  -Gross        0.43%        0.42%(3)

Ratio of Net Investment Income
 to Average Net Assets                                 0.87%        0.82%(3)

Portfolio Turnover Rate                                4.52%       17.82%(3)

Net Assets, End of Period (000's)                  $129,931     $160,899



----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                      FINANCIAL HIGHLIGHTS
(Continued)


Computed on the basis of a share of capital stock outstanding throughout the period.

                                                 S&P MidCap 400 Index Fund

                                                                  Period from
                                               Year Ended      April 3, 2000(1) to
                                           September 30, 2001  September 30, 2000
                                           ------------------  ------------------
Net Assets Value,
  Beginning of period                               $10.71       $10.00
                                                    ------       ------
Investment Activities:
  Net investment income                                .08          .05
  Net realized and unrealized gain/(loss)            (2.18)         .69
                                                    ------       ------
Total from Investment Activities                     (2.10)         .74
                                                    ------       ------
Distributions:
  Net investment income                               (.07)        (.03)
  Return of capital                                    ---          ---
  Net realized gains                                  (.09)         ---
                                                    ------       ------
Total Distributions                                   (.16)        (.03)
                                                    ------       ------
Net Asset Value,
  End of Period                                      $8.45       $10.71
                                                    ======       ======
Total Return                                        (19.81%)       7.41%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)      0.59%        0.59%(3)

Ratio of Expenses to Average Net Assets - Gross       0.80%        0.78%(3)

Ratio of Net Investment Income
 to Average Net Assets                                0.90%        1.09%(3)

Portfolio Turnover Rate                              39.02%       96.90%(3)

Net Assets, End of Period (000's)                  $14,234       $24,015


----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                   FINANCIAL HIGHLIGHTS
                        (Continued)


Computed on the basis of a share of capital stock outstanding throughout the period.

                                            Russell 2000 Small Cap Index Fund

                                                                   Period from
                                             Year Ended       December 29, 1999(1)
                                         September 30, 2001  to September 30, 2000
                                         ------------------  ---------------------
Net Assets Value,
  Beginning of period                               $10.73        $10.00
                                                    ------        ------
Investment Activities:
  Net investment income                                .09           .05
  Net realized and unrealized gain/(loss)            (2.37)          .72
                                                    ------        ------
Total from Investment Activities                     (2.28)          .77
                                                    ------        ------
Distributions:
  Net investment income                               (.08)         (.04)
  Return of capital                                    ---           ---
  Net realized gains                                  (.01)          ---
                                                    ------        ------
Total Distributions                                   (.09)         (.04)
                                                    ------        ------
Net Asset Value,
  End of Period                                     $ 8.36        $10.73
                                                    ======        ======

Total Return                                        (21.40%)        7.70%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)      0.75%         0.75%(3)

Ratio of Expenses to Average Net Assets - Gross       1.17%         1.69%(3)

Ratio of Net Investment Income
 to Average Net Assets                               .0.97%         1.05%(3)

Portfolio Turnover Rate                              42.59%        67.92%(3)

Net Assets, End of Period (000's)                  $17,761       $15,889

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                     FINANCIAL HIGHLIGHTS
                      (Continued)


Computed on the basis of a share of capital stock outstanding throughout the period.

                                                  Nasdaq-100 Index Fund

                                                                 Period from
                                             Year Ended      December 28, 1999(1)
                                         September 30, 2001  to September 30, 2000
                                         ------------------  ---------------------
Net Assets Value,
  Beginning of period                               $9.91       $10.00
                                                    -----       ------
Investment Activities:
  Net investment income                               .01          .05
  Net realized and unrealized gain/(loss)           (6.71)        (.11)
                                                    -----       ------
Total from Investment Activities                    (6.70)        (.06)
                                                    -----       ------
Distributions:
  Net investment income                              (.03)        (.03)
  Return of capital                                  (.01)         ---
  Net realized gains                                  ---          ---
                                                    -----       ------
Total Distributions                                  (.04)        (.03)
                                                    -----       ------
Net Asset Value,
  End of Period                                     $3.17       $ 9.91
                                                    =====       ======

Total Return                                       (67.85%)       (0.62%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     0.65%         0.61%(3)

Ratio of Expenses to Average Net Assets - Gross      1.14%         1.14%(3)

Ratio of Net Investment Income
  to Average Net Assets                              0.10%         1.09%(3)

Portfolio Turnover Rate                             13.94%       113.32%(3)

Net Assets, End of Period (000's)                  $7,406       $13,093

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                  FINANCIAL HIGHLIGHTS
                      (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                              EAFE International Index Fund

                                                      Period from
                                                  December 28, 2000(1)
                                                 to September 30,  2001
                                                 ----------------------
Net Assets Value,
  Beginning of period                                     $10.00
                                                          ------
Investment Activities:
  Net investment income                                      .05
  Net realized and unrealized gain / (loss)                (2.65)
                                                           -----
Total from Investment Activities                           (2.60)
                                                           -----
Distributions:
  Net investment income                                     (.02)
  Return of capital                                          ---
  Net realized gains                                         ---
                                                           -----
Total Distributions                                         (.02)
                                                           -----
Net Asset Value,
  End of period                                            $7.38
                                                           =====
Total Return                                              (26.04%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)            1.25%(3)

Ratio of Expenses to Average Net Assets - Gross             1.55%(3)

Ratio of Net Investment Income to Average Net Assets        0.77%(3)
Portfolio Turnover Rate                                     0.58%(3)

Net Assets, End of Period (000's)                        $17,911

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                       FINANCIAL HIGHLIGHTS
                          (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                             Total Social Impact Fund

                                                   Period from
                                               December 28, 2000(1)
                                              to September 30, 2001
                                              ---------------------
Net Assets Value,
  Beginning of period                                  $10.00
                                                       ------
Investment Activities:
  Net investment income                                   .05
  Net realized and unrealized gain / (loss)             (2.24)
                                                       ------
Total from Investment Activities                        (2.19)
                                                       ------
Distributions:
  Net investment income                                  (.02)
  Return of capital                                       ---
  Net realized gains                                      ---
                                                       ------
Total Distributions                                      (.02)
                                                       ------
Net Asset Value,
  End of period                                         $7.79
                                                       ======

Total Return                                           (21.94%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)         0.75%(3)

Ratio of Expenses to Average Net Assets - Gross          2.57%(3)

Ratio of Net Investment Income
 to Average Net Assets                                   0.79%(3)

Portfolio Turnover Rate                                  0.62(3)

Net Assets, End of Period (000's)                      $3,921

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                    FINANCIAL HIGHLIGHTS
                        (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                  Balanced Index Fund

                                                                 Period from
                                             Year Ended      April 3, 2000(1) to
                                         September 30, 2001  September 30, 2000
                                         ------------------  ------------------
Net Assets Value,
  Beginning of period                               $9.87     $10.00
                                                    -----     ------
Investment Activities:
  Net investment income                               .27        .16
  Net realized and unrealized gain/(loss)           (1.47)      (.17)
                                                    -----      -----
Total from Investment Activities                    (1.20)      (.01)
                                                    -----      -----
Distributions:
  Net investment income                              (.27)      (.12)
  Return of capital                                   ---        ---
  Net realized gains                                 (.02)       ---
                                                    -----      -----
Total Distributions                                  (.29)      (.12)
                                                    -----      -----
Net Asset Value,
  End of Period                                     $8.38      $9.87
                                                    =====      =====
Total Return                                       (12.45%)    (0.12%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     0.60%      0.59%(3)

Ratio of Expenses to Average Net Assets - Gross      0.60%      0.60%(3)

Ratio of Net Investment Income
 to Average Net Assets                               2.92%      3.13%(3)

Portfolio Turnover Rate                             29.89%     30.16%(3)

Net Assets, End of Period (000's)                 $27,078     $34,140

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                 FINANCIAL HIGHLIGHTS
                      (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                       Lehman Aggregate Bond Index Fund

                                                              Period from
                                          Year Ended       April 3, 2000(1) to
                                        September 30, 2001  September 30, 2000
                                        ------------------  ------------------
Net Assets Value,
  Beginning of period                               $10.22   $10.00
                                                    ------   ------
Investment Activities:
  Net investment income                                .63      .31
  Net realized and unrealized gain/(loss)              .56      .14
                                                    ------   ------
Total from Investment Activities                      1.19      .45
                                                    ------   ------
Distributions:
  Net investment income                               (.62)    (.23)
  Return of capital                                    ---      ---
  Net realized gains                                  (.01)     ---
                                                    ------   ------
Total Distributions                                   (.63)    (.23)
                                                    ------   ------
Net Asset Value,
  End of Period                                     $10.78   $10.22
                                                    ======   ======
Total Return                                         12.06%    4.55%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)      0.59%    0.59%(3)

Ratio of Expenses to Average Net Assets - Gross       0.67%    0.81%(3)

Ratio of Net Investment Income
   to Average Net Assets                              5.95%    6.29%(3)

Portfolio Turnover Rate                              63.26%   18.43%(3)

Net Assets, End of Period (000's)                  $16,653   $16,290

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                    FINANCIAL HIGHLIGHTS
                       (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                       Everest Fund

                                                                  Period from
                                              Year Ended      December 29, 1999(1)
                                          September 30, 2001  to September 30, 2000
                                          ------------------  ---------------------
Net Assets Value,
  Beginning of period                               $10.26        $10.00
                                                    ------        ------
Investment Activities:
  Net investment income                                .19           .08
  Net realized and unrealized gain/(loss)              .76           .24
                                                    ------        ------
Total from Investment Activities                       .95           .32
                                                    ------        ------
Distributions:
  Net investment income                               (.14)         (.06)
  Return of capital                                    ---           ---
  Net realized gains                                  (.20)          ---
                                                    ------        ------
Total Distributions                                   (.34)         (.06)
                                                    ------        ------
Net Asset Value,
  End of Period                                     $10.87        $10.26
                                                    ======        ======
Total Return                                          9.01%         3.21%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     .0.78%         0.81%(3)

Ratio of Expenses to Average Net Assets - Gross      .0.80%         0.85%(3)

Ratio of Net Investment Income
 to Average Net Assets                                1.67%         1.51%(3)

Portfolio Turnover Rate                             105.91%       138.39%(3)

Net Assets, End of Period (000's)                  $57,497       $49,440

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                   FINANCIAL HIGHLIGHTS
                       (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                      Bond Fund

                                                              Period from
                                          Year Ended       April 3, 2000(1) to
                                        September 30, 2001  September 30, 2000
                                        ------------------  ------------------
Net Assets Value,
  Beginning of period                               $10.04   $10.00
                                                    ------   ------
Investment Activities:
  Net investment income                                .67      .36
  Net realized and unrealized gain/(loss)              .28     (.06)
                                                     -----    -----
Total from Investment Activities                       .95      .30
                                                     -----    -----
Distributions:
  Net investment income                               (.68)    (.26)
  Return of capital                                    ---      ---
  Net realized gains                                  (.02)     ---
                                                     -----    -----
Total Distributions                                   (.70)    (.26)
                                                     -----    -----
Net Asset Value,
  End of Period                                     $10.29   $10.04
                                                    ======   ======
Total Return                                          9.78%    3.04%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     .0.61%    0.64%(3)

Ratio of Expenses to Average Net Assets - Gross      .0.62%    0.66%(3)

Ratio of Net Investment Income
  to Average Net Assets                               6.72%    7.19%(3)

Portfolio Turnover Rate                              76.96%   80.03%(3)

Net Assets, End of Period (000's)                 $102,056   $69,875

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                      FINANCIAL HIGHLIGHTS
                          (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                 Short-term Government Fund

                                                                  Period from
                                               Year Ended      April 3, 2000(1) to
                                           September 30, 2001  September 30, 2000
                                           ------------------  ------------------
Net Assets Value,
  Beginning of period                               $10.19        $10.00
                                                    ------        ------
Investment Activities:
  Net investment income                                .51           .30
  Net realized and unrealized gain/(loss)              .49           .11

Total from Investment Activities                      1.00           .41
                                                    ------        ------
Distributions:
  Net investment income                               (.52)         (.22)
  Return of capital                                    ---           ---
  Net realized gains                                  (.05)          ---
                                                    ------        ------
Total Distributions                                   (.57)         (.22)
                                                    ------        ------
Net Asset Value,
  End of Period                                     $10.62        $10.19
                                                    ======        ======
Total Return                                         10.11%         4.14%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     .0.73%         0.73%(3)

Ratio of Expenses to Average Net Assets - Gross      .0.91%         1.25%(3)

Ratio of Net Investment Income
 to Average Net Assets                                5.08%         5.89%(3)

Portfolio Turnover Rate                              48.30%        99.38%(3)

Net Assets, End of Period (000's)                  $16,826       $10,199


----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                     FINANCIAL HIGHLIGHTS
                         (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                              Emerging Markets Bond Fund

                                                     Period from
                                                  July 9, 2001(1) to
                                                  September 30, 2001
                                                  ------------------
Net Assets Value,
  Beginning of period                                      $5.81
                                                           -----
Investment Activities:
  Net investment income                                      .17
  Net realized and unrealized gain / (loss)                 (.78)
                                                           -----
Total from Investment Activities                            (.61)
                                                           -----
Distributions:
  Net investment income                                     (.06)
  Return of capital                                          ---
  Net realized gains                                         ---
                                                           -----
Total Distributions                                         (.06)
                                                           -----
Net Asset Value,
  End of period                                            $5.14
                                                           =====
Total Return                                              (10.56%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)            1.50%(3)

Ratio of Expenses to Average Net Assets - Gross             1.50%(3)

Ratio of Net Investment Income to Average Net Assets       13.02%(3)

Portfolio Turnover Rate                                     0.00%(3)

Net Assets, End of Period (000's)                        $16,120

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                      FINANCIAL HIGHLIGHTS
                          (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                   High Yield Bond Fund

                                                       Period from
                                                    July 9, 2001(1) to
                                                    September 30, 2001
                                                    ------------------
Net Assets Value,
  Beginning of period                                       $6.06
                                                            -----
Investment Activities:
  Net investment income                                       .13
  Net realized and unrealized gain / (loss)                  (.63)
                                                            -----
Total from Investment Activities                             (.50)
                                                            -----
Distributions:
  Net investment income                                      (.04)
  Return of capital                                           ---
  Net realized gains                                          ---
                                                            -----
Total Distributions                                          (.04)
                                                            -----
Net Asset Value,
  End of period                                             $5.52
                                                            =====
Total Return                                                (8.31%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)             1.30%(3)

Ratio of Expenses to Average Net Assets - Gross              1.30%(3)

Ratio of Net Investment Income to Average Net Assets         9.11%(3)

Portfolio Turnover Rate                                    111.21%(3)

Net Assets, End of Period (000's)                         $18,850

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                  FINANCIAL HIGHLIGHTS
                      (Continued)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                      Money Market Fund

                                                                   Period from
                                               Year Ended      June 28, 2000(1) to
                                           September 30, 2001  September 30, 2000
                                           ------------------  ------------------
Net Assets Value,
  Beginning of period                                $1.00         $1.00
                                                     -----         -----
Investment Activities:
  Net investment income                                .05           .02
  Net realized and unrealized gain/(loss)              ---           ---
                                                     -----         -----
Total from Investment Activities                       .05           .02
                                                     -----         -----
Distributions:
  Net investment income                               (.05)         (.02)
  Return of capital                                    ---           ---
  Net realized gains                                   ---           ---
                                                     -----         -----
Total Distributions                                   (.05)         (.02)
                                                     -----         -----
Net Asset Value,
  End of Period                                      $1.00         $1.00
                                                     =====         =====

Total Return                                          4.99%         1.64%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     .0.43%         0.45%(3)

Ratio of Expenses to Average Net Assets  - Gross     .0.48%         0.54%(3)

Ratio of Net Investment Income
 to Average Net Assets                                4.78%         6.41%(3)

Portfolio Turnover Rate                                ---           ---

Net Assets, End of Period (000's)                  $86,889       $64,489

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                    APPENDIX A:  RATINGS


                   CORPORATE BOND RATINGS

Moody's Investors Services, Inc.

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Rating Services

AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA  Bonds rated AA also qualify as high-quality debt obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER RATINGS

Moody's Investors Services, Inc.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:

     * management;
     * economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas;
     * competition and customer acceptance of products;
     * liquidity;
     * amount and quality of long-term debt;
     * ten-year earnings trends;
     * financial strength of a parent company and the relationships which exist with the issuer; and
     * recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Rating Services

Commercial paper rated A by Standard & Poor's Rating Services has the following characteristics:

     * Liquidity ratios are better than the industry average.
     * Long-term senior debt rating is "A" or better. In some \ cases, BBB credits may be acceptable.
     * The issuer has access to at least two additional channels of borrowing.
     * Basic earnings and cash flow have an upward trend with \ allowance made for unusual circumstances.
     * Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.

Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

APPENDIX B:  S&P 500, S&P MidCap 400, Russell 2000, Nasdaq-100
Index and MSCI EAFE International Index Returns

S&P 500 Index Returns

To illustrate the market risks relating to changes in stock prices, the following table shows the average returns of the S&P
500 Index for the period from 1926 to 2001:

          S&P 500 Index Returns (1926-2001)
             Over Various Time Horizons

              1 Year     5 Years    10 Years   20 Years
Best          53.99%      28.54%     20.06%     17.87%
Worst        -43.34%     -12.47%     -0.89%      3.11%
Average       12.65%      11.09%     11.25%     11.33%

Average return may NOT be useful for forecasting future returns in any particular period, as stock returns are quite volatile from year to year. These returns are those of the S&P 500 Index and NOT of our S&P 500 Index Fund. There is no assurance that the Fund will be able to replicate the performance of the Index.


S&P MidCap 400 Index Returns

To illustrate the market risks relating to changes in stock prices, the following table shows the average returns of the S&P
MidCap 400 Index for the period from the inception date of the Index (July, 1991) to 2001:

     S&P MidCap 400 Index Returns (July, 1991-2001)
             Over Various Time Horizons

                   1 Year      3 Year       5 Years
     Best          49.04%       28.43%       24.07%
     Worst        -18.99%        6.88%       11.91%

Average return may not be useful for forecasting future returns in any particular period, as stock returns are quite volatile from year to year. These returns are those of the S&P MidCap 400 Index and not of our S&P MidCap 400 Index Fund. There is no assurance that the Fund will be able to replicate the performance of the Index. Further, for almost the entire period of the existence of the S&P MidCap 400 Index, there has been a bull market. There can be no assurance that these market conditions will continue.


Russell 2000 Index Returns

         Russell 2000 Index Returns (1995-2001)
             Over Various Time Horizons

                  1 Year       3 Years      5 Years
     Best          46.05%        8.15%       21.66%
     Worst        -27.15%       -0.83%        4.58%
     Average       12.46%       12.53%       13.53%

Average return may NOT be useful for forecasting future returns in any particular period, as stock returns are quite volatile from year to year. These returns are those of the Russell 2000 Index and NOT of our Russell 2000 Small Cap Index Fund. There is no assurance that the Fund will be able to replicate the performance of the Index.


Nasdaq-100 Index Returns

          Nasdaq-100 Index Returns (1995-2001)
               Over Various Time Horizons

                  1 Year       3 Years      5 Years
     Best         108.89%       76.86%       58.19%
     Worst        -67.26%       -4.89%        9.72%
     Average       33.17%       37.44%       34.89%

Average return may NOT be useful for forecasting future returns in any particular period, as stock returns are quite volatile from year to year. These returns are those of the Nasdaq-100 Index and NOT of our Nasdaq-100 Index Fund. There is no assurance that the Fund will be able to replicate the performance of the Index.


MSCI EAFE International Index Returns

               MSCI EAFE  Index Returns (1969-2001)
                    Over Various Time Horizons

                 1 Year      3 Years     5 Years     10 Years
Best	             103.70%      58.36%      42.67%      25.53%
Worst            -37.43%      -8.68%      -0.01%       4.24%
Average           13.91%      13.38%      13.22%      13.98%

Average return may NOT be useful for forecasting future returns in any particular period, as stock returns are quite volatile from year to year. These returns are those of the MSCI EAFE Index and NOT of our EAFE International Index Fund. There is no assurance that the Fund will be able to replicate the performance of the Index.

[Back Cover Page]

A Statement of Additional Information dated February 1, 2002, which contains further information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Funds' investments is available in Summit Mutual Funds' annual and semi-annual reports to shareholders. In Summit Mutual Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds,
 c/o Firstar Mutual Fund Services, LLC, at P.O. Box 701,
Milwaukee, WI 53201-0701.

Summit Mutual Funds' Statement of Additional Information, annual and semi-annual reports and certain other information about the Funds can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee). Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Copies of Fund documents may be requested by writing to the Public reference Section of the SEC, Washington, D.C. 20549-6009.

These fund Documents and other information about the Funds are also available without charge at the SEC's web site:
http://www.sec.gov.

File 811-04000
























SMFI 514APEX 2/02

                   SUMMIT MUTUAL FUNDS, INC.
                       Summit Apex Series
----------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION

February 1, 2002

This Statement of Additional Information regarding fourteen of the twenty-three Funds of Summit Mutual Funds, Inc. ("Summit Mutual Funds"), is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Summit Mutual Funds' current Prospectus, dated February 1, 2002, which may be obtained by calling Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds, c/o Firstar Mutual Fund Services, LLC, at P.O. Box 701, Milwaukee, WI 53201-0701.

Summit Mutual Funds is an open-end management investment company.
                     ------------------------

                        TABLE OF CONTENTS
                                                             Page
Investment Policies (39) . . . . . . . . . . . . . . . . . . .  2
 Money Market Instruments, Other Securities
    and Investment Techniques. . . . . . . . . . . . . . . . .  2
 Certain Risk Factors Relating to High Yield,
    High Risk Bonds and Emerging Markets Securities. . . . . . 10
 Investments in Foreign Securities . . . . . . . . . . . . . . 11
 Futures Contracts . . . . . . . . . . . . . . . . . . . . . . 16
 Options . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
 Warrants. . . . . . . . . . . . . . . . . . . . . . . . . . . 22
 Loan Participations and Assignments . . . . . . . . . . . . . 23
 Short Sales . . . . . . . . . . . . . . . . . . . . . . . . . 23
 Lending Portfolio Securities . . . . . . . . .  . . . . . . . 24
 Hybrid Instruments . . . . . . . .  . . . . . . . . . . . . . 24
 Additional Investment Policies - Money Market Fund. . . . . . 25
Investment Restrictions . . . . . . . .  . . . . . . . . . . . 27
Portfolio Turnover. . . . . . . .  . . . . . . . . . . . . . . 30
Management of the Fund (45) . . . . . . . .  . . . . . . . . . 31
 Directors and Officers . . . . . . . .  . . . . . . . . . . . 31
 Investment Adviser . . . . . . . .  . . . . . . . . . . . . . 34
 Payment of Expenses. . . . . . . .  . . . . . . . . . . . . . 34
 Advisory Fee . . . . . . .  . . . . . . . . . . . . . . . . . 35
 Investment Advisory Agreement and Administrative
    Services Agreement. . . . . . . .  . . . . . . . . . . . . 36
 Investment Subadvisory Agreements . . . . . . . . . . . . . . 37
 Service Agreement . . . . . . . . . . . . . . . . . . . . . . 37
 License Agreement . . . . . . . . . . . . . . . . . . . . . . 37
 Securities Activities of Adviser. . . . . . . . . . . . . . . 37
 Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . 38
Determination of Net Asset Value (47). . . . . . . . . . . . . 38
Purchase and Redemption of Shares (48) . . . . . . . . . . . . 39
Taxes (54) . . . . . . . . . . . . . . . . . . . . . . . . . . 39
Fund Transactions and Brokerage. . . . . . . . . . . . . . . . 39
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . 40
General Information (2). . . . . . . . . . . . . . . . . . . . 40
 Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . 40
 Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . 41
 Additional Information. . . . . . . . . . . . . . . . . . . . 42
Independent Auditors . . . . . . . . . . . . . . . . . . . . . 42
Appendix A: S&P, Frank Russell, NASDAQ, EAFE
    and Total Social Impact Disclaimers. . . . . . . . . . . . 42
________
( ) indicates page on which the corresponding section appears in the Prospectus.

----------------------------------------------------------------
SMFI  515 SAI-APEX 2/02

                     SUMMIT MUTUAL FUNDS, INC.

                        INVESTMENT POLICIES

The following specific policies supplement the Fund's "Investment
Objectives and Policies" set forth in the Prospectus.

Money Market Instruments, Other Securities and Investment
Techniques

Each Fund may invest in money market instruments whose characteristics are consistent with the Fund's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit. Each Fund, except for the Short-term Government Fund, may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC presently insures accounts up to $100,000, but interest earned above such amount is not insured by the FDIC.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., one of the Funds) acquires ownership of the obligation (the underlying security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940. Funds will not enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 10% of the value of each Fund's net assets would then be invested in such repurchase agreements and other illiquid securities. The Funds will enter into repurchase agreements only where: (i) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The investments by a Fund in repurchase agreements may at times be substantial when, in the view of the Adviser, unusual market, liquidity, or other conditions warrant.

If the issuer of the repurchase agreement defaults and does not repurchase the underlying security, the Fund might incur a loss if the value of the underlying security declines, and the Fund might incur disposition costs in liquidating the underlying security. In addition, if the issuer becomes involved in bankruptcy proceedings, the Fund may be delayed or prevented from obtaining the underlying security for its own purposes. In order to minimize any such risk, the Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser, under the direction and supervision of the Board of Directors.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

U.S. Government Obligations. Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years at the time they are issued and Treasury bonds generally have a maturity of greater than ten years at the time they are issued.

Government Agency Securities. Government agency securities that are permissible investments consist of securities either issued or guaranteed by agencies or instrumentalities of the United States Government. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority.
 Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality. The Fund's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit. Each Fund, except for the Short-term Government Fund, may invest in certificates of deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Each Fund, except for the Short-term Government Fund, may invest in time deposits. Time Deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance. Each Fund, except for the Short-term Government Fund, may invest in bankers' acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Each Fund, except for the Short-term Government Fund, may invest in commercial paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Short Term Corporate Debt Securities. Each Fund, except for the Short-term Government Fund, may invest in investment grade short term corporate debt securities with a remaining maturity of one year or less. The High Yield Bond Fund, the Bond Fund and the Emerging Markets Bond Fund may invest in below investment grade ("junk") corporate debt securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues tend to have greater liquidity and considerably less market value fluctuations than longer-term issues.

When-issued and Delayed-delivery Securities. From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of such Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also establish a segregated account with the Summit Mutual Funds' custodian bank in which it will maintain cash or cash equivalents or other Fund securities equal in value to commitments for such when-issued or delayed-delivery securities.

Asset-Backed Securities.   Each Fund, except the S&P 500 Index
Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq -100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Short-term Government Fund may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

The High Yield Bond Fund and Emerging Markets Bond Fund may each invest up to 10% of its total assets in asset-backed securities.
 The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Money Market Fund may invest without limitation in asset-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

Collateralized obligations are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Mortgage-Backed Securities. Each Fund, except the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Money Market Fund, may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. The High Yield Bond Fund and Emerging Markets Bond Fund may invest up to 10% of their total assets in mortgage-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Short-term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Methods Of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support.
This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

Types Of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets.
 Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.
Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Automobile Receivable Securities. Each Fund, except the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, and the Short-term Government Fund may invest in automobile receivable securities. Automobile receivable securities are asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner=s Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

Credit Card Receivable Securities. Each Fund, except the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, and the Short-term Government Fund may invest in credit card receivable securities.
 Credit card receivable securities are asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders= payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts.
In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Other Assets. The Adviser anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. Each Fund, except the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, EAFE International Index Fund, the Total Social Impact Fund and the Short-term Government Fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective, policies and restrictions. There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates that the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations. Each Fund may invest in FNMA and FHLMC mortgage-backed obligations. The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Collateralized Mortgage Obligations ("CMOs"). Each Fund other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, and the Total Social Impact Fund, may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

Each Fund other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, and the Total Social Impact Fund, may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities. Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (an IO), while the other class will receive all of the principal (a PO). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

Each Fund other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, and the Money Market Fund, may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The staff of the Securities and Exchange Commission ("SEC" or the "Commission") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities and, accordingly, each Fund, except for the High Yield Bond Fund and Emerging Markets Bond Fund, will limit its investments in such securities, together with all other illiquid securities, to 10% of the Fund's net assets. The High Yield Bond Fund and Emerging Markets Bond Fund, will limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Furthermore, each Fund, other than the High Yield Bond Fund and the Emerging Markets Bond Fund, limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets. The Funds will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position. Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Board of Directors. The Directors have delegated to the Adviser the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO.

Zero-Coupon and Pay-In-Kind Bonds. Each Fund, other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, and the Total Social Impact Fund may invest in zero-coupon bonds. The High Yield Bond Fund and Emerging Markets Bond Fund may invest up to 25% of its total assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

Each Fund, other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Money Market Fund, may invest in pay-in-kind bonds. The High Yield Fund and Emerging Markets Fund may invest up to 25% of its total assets in pay-in-kind bonds. Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds. Each Fund, except the S&P 500 Index Fund, the S&P 400 MidCap Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, the Balanced Index Fund, the Lehman Aggregate Bond Index Fund, the Short-term Government Fund, and the Money Market Fund, may invest in convertible bonds. The High Yield Bond Fund and Emerging Markets Bond Fund may invest up to 10% of its assets in convertible bonds. The Bond Fund may invest up to 25% of its assets in convertible bonds and other securities. Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

While the High Yield Fund and Emerging Market Bond Fund intend to invest primarily in debt securities, they may invest in convertible bonds. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the High Yield Fund and Emerging Markets Fund may consider convertible bonds to gain exposure to such markets.

Equity Securities. The S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Everest Fund may invest in equity securities without restriction. The Balanced Index Fund generally invests 60% of the Fund in equity securities. The Bond Fund, High Yield Bond Fund and Emerging Markets Bond Fund may invest up to 25% of their assets in equities. The Lehman Aggregate Bond Index Fund and the Short-term Government Fund may not invest in equity securities.

Unit Investment Trusts. Any Index-based Fund may invest in shares of a unit investment trust ("UIT"), which is currently in existence or is created in the future, that is designed to track the performance of the Fund's underlying Index. UIT shares are units of beneficial interest in a UIT, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the component common stocks of an underlying Index. While the investment objective of such a UIT is to provide investment results that generally correspond to the price and yield performance of the component common stocks of the underlying Index, there can be no assurance that this investment objective will be met fully. As UITs are securities issued by an investment company, non-fundamental restriction (5) below restricts their purchases to 10% of the Fund's assets.

Private Placements (Restricted Securities). Each Fund other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Short-term Government Fund, may invest in securities, including restricted securities (privately-placed debt securities), which are not readily marketable. The High Yield Bond Fund and Emerging Markets Bond Fund will not acquire such securities if, as a result, they would comprise, together with all other illiquid securities, more than 15% of the value of each Fund's net assets.

Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities without readily available market quotations will be priced at fair value as determined in good faith by the Board of Directors.

Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately-placed securities, including various debt securities, even though such securities are not registered under the 1933 Act. Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Adviser, under the supervision of the Directors, on a case-by-case basis will make this determination. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the: (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored, and if, as a result of changed conditions, it is determined that a 144A security held in the High Yield Bond Fund or the Emerging Markets Bond Fund is no longer liquid, the affected Fund's holdings of illiquid securities will be reviewed to determine what, if any, steps are required, to assure that the High Yield Bond Fund or Emerging Markets Bond Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Certain Risk Factors Relating to High Yield, High Risk Bonds and Emerging Markets Securities
The descriptions below are intended to supplement the material in the Prospectus regarding high-yield, high-risk bonds and emerging markets securities. Because of their investment policies, the High Yield Fund and the Emerging Markets Bond Fund may not be suitable or appropriate for all investors. The Funds are designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of current income available from investments in intermediate to long-term, high yield, high risk, medium- and lower-quality, fixed-income securities (in the case of the High Yield Bond Fund and the Emerging Markets Bond Fund) and in emerging market securities (in the case of the Emerging Markets Bond Fund). Consistent with an intermediate to long-term investment approach, investors in these Funds should not rely on these Funds for their short-term financial needs. The principal value of the lower-quality securities in which these Funds invest will be affected by interest rate levels, general economic conditions, specific industry conditions (in the case of the High Yield Bond Fund) and the creditworthiness of the individual issuer. In addition, the principal value of the lower-quality securities in which the Emerging Markets Bond Fund invests will be affected by social, economic and political conditions of emerging market nations in which the Fund invests. Although these Funds seek to reduce risk by portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that these Funds will achieve these results.

The Funds' prospectus, for the Bond Fund, the High Yield Bond Fund and the Emerging Markets Bond Fund, in the sections entitled "Investment Strategies" and "Primary Risks", describe the special considerations and additional risk factors associated with each Fund's investments in lower-rated debt securities commonly referred to as "junk bonds," and investing abroad in emerging market nations (in the case of the Emerging Markets Bond Fund).

EMERGING MARKETS
The economies, markets, and political structures of a number of the countries in which the EAFE International Index Fund and the Emerging Markets Bond Fund can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is particularly true for emerging market nations.

Some economies are less well developed, overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair the Fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries.

Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

HIGH YIELD/HIGH RISK SECURITIES
Larger bond issues are evaluated by nationally recognized statistical rating organizations (each, an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's") on the basis of the issuer's ability to meet all required interest and principal payments.
The highest ratings are assigned to issuers perceived to be the best credit risks. The Adviser's research analysts also evaluate all portfolio holdings of the Funds, including those rated by an NRSRO. Other things being equal, lower-rated bonds generally have higher yields due to greater risk. High yield, high risk securities are those rated below "Baa" by Moody's or "BBB" by Standard & Poor's or those that are not rated but judged by the Adviser to be of comparable quality. While the Funds are permitted to purchase defaulted bonds, the Adviser will acquire such securities only if the portfolio manager foresees the potential for significant capital appreciation.

Sensitivity to Interest Rates and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time.
 During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds.
 Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

Investments in Foreign Securities
American Depositary Receipts.   All Funds, except the Short-term
Government Fund, the Lehman Aggregate Bond Index Fund, and the Money Market Fund, may invest in American Depository Receipts. American Depositary Receipts ("ADRs") may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

European and Global Depository Receipts The EAFE International Index Fund, the High Yield Bond Fund and the Emerging Markets Bond Fund may invest indirectly in securities of emerging market issuers through sponsored or unsponsored European Depositary Receipts ("DRs") or Global Depositary Receipts ("GDRs"). EDRs represent securities of foreign issuers and are designed for use in European markets. GDR's represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Sovereign Debt Securities The Bond Fund, the High Yield Bond Fund and the Emerging Markets Bond Fund may invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds, and the Emerging Markets Bond Fund may invest substantially all of its assets in such securities. Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Funds' holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Investors should recognize that Brady Bonds have been issued somewhat recently and, accordingly, do not have a long payment history. The financial packages offered by each country differ.
 The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories. A substantial portion of Brady Bonds and other sovereign debt securities in which the Funds may invest are likely to be acquired at a discount.

Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities. The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds, particularly the Emerging Markets Bond Fund, may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Foreign Exchange.    If a foreign country cannot generate
sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, multilateral organizations, and inflows of foreign investment. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign currencies. Currency devaluations may affect the ability of an obligor to obtain sufficient foreign currencies to service its external debt.

Foreign Currency Exchange Transactions.   Each Fund that engages
in foreign currency exchange transactions may do so on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forwards will be used primarily to adjust the foreign exchange exposure of a Fund with a view to protecting the portfolios from adverse currency movements, based on the Adviser's outlook. Forwards involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency movements may not occur exactly as the Adviser expected, so the use of forwards could adversely affect a Fund's total return.

The Funds may enter into forward foreign currency exchange contracts under the following circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Adviser does not intend to enter into such forward contracts under this second circumstance if, as result, a Fund will have more than 20% of the value of its net assets committed to the consummation of such contracts.

Other than as set forth above, and immediately below, a Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Each Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Funds will be served. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Funds may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Costs Of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. Dollar. This is what is commonly referred to as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. Dollar. It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in the Fund's net asset value.

Foreign Markets.   Delays in settlement which may occur in
connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities or, if the Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments.

Foreign Debt Securities.   Investing in foreign debt securities
will expose the Funds to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries that issue the securities. The ability and willingness of obligor or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant
country.   Additional country-related factors unique to foreign
issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the International Monetary Fund, the World Bank and other international agencies.

Foreign Securities. The EAFE International Index Fund may invest 100% of its net assets in foreign securities. Subject to the Fund's quality and maturity standards, the High Yield Bond Fund and Emerging Markets Bond Fund may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States, and the Emerging Markets Bond Fund may invest up to 100% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States. Because the Funds may invest in foreign securities, investments in the Funds involve risks that are different in some respects from investments in a fund which invests only in debt obligations of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

In addition to the foreign securities listed above, the High
Yield Bond Fund and the Emerging Markets Bond Fund may invest in foreign sovereign debt securities which involve certain additional risks. See "Foreign Sovereign Debt Securities" above.

Futures Contracts
For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, all Funds except the Money Market Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase. As a temporary investment strategy, until a Fund reaches $50 million in net assets, the Everest Fund, the S&P MidCap 400 Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, the Lehman Aggregate Bond Index Fund, the Balanced Index Fund and the Short-term Government Fund may invest up to 100% of their assets in such futures and/or options contracts. Thereafter, the above mentioned Funds may invest up to 20% of the Fund's assets in such futures and/or options contracts. In addition, the S&P 500 Index Fund and the Bond Fund may invest up to 20% of the Fund's assets in such futures and/or options contracts. There is not a temporary investment strategy for the S&P 500 Index Fund or the Bond Fund. Lastly, the High Yield Bond Fund and Emerging Markets Bond Fund may invest in futures contracts or options thereon as a bona-fide hedge if immediately thereafter the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums paid for options on futures would not exceed 5% of the market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in the calculation of the 5% limitation. The Funds do not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a Fund may not be invested in precisely the same proportion as an Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Funds will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade.
 Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Funds' objectives in these areas.

Regulatory Limitations. The Funds will engage in transactions in futures contracts and options thereon only for bona fide hedging, risk management and other permissible purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Funds, an amount of cash, U.S. Government securities or other liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Funds' custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is unleveraged.

In addition, CFTC regulations may impose limitations on the Funds' ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Funds would comply with such new restrictions.

SPECIAL RISKS OF FUTURES CONTRACTS

Volatility And Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out.
 Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.
 However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity.   Each Fund that is eligible to use futures contracts
may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Funds of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period

Options
The Total Social Impact Fund, the Bond Fund, the Balanced Index Fund, the Lehman Aggregate Bond Index Fund, the Short-term Government Fund, the High Yield Bond Fund and the Emerging Markets Bond Fund may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Fund. The S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, the Everest Fund and the Balanced Index Fund may enter into options on futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. In addition, each of the above Funds may write covered call options on any security in which it is eligible to invest.

As a writer of a call option, a Fund may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Since the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security. Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security.
The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

Although the Funds will write only options and options on futures contracts with respect to such securities which are traded on a national exchange or Board of Trade, there is no assurance that a liquid secondary market will exist for any particular option. In the event it is not possible to effect a closing transaction, the Funds will not be able to sell the underlying security, until the option expires or the option is exercised by the holder.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the Clearing Corporation to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders. There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Fund's ability to effect closing transactions.

The Total Social Impact Fund, the Balanced Index Fund, the Lehman Aggregate Bond Index Fund, the Bond Fund, the Short-term Government Fund, the High Yield Bond Fund and the Emerging Markets Bond Fund may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of Portfolio securities, in order to establish more definitely the effective return on securities held by the Portfolio. The S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, the Balanced Index Fund and the Everest Fund may write call options on futures contracts on the Index in which they are eligible to invest, or securities included therein, only for hedging purposes to protect the price of securities it intends to buy and when such transactions enable it to better meet its investment objectives. The Funds will not write options on futures contracts for speculative purposes.

A futures contract on a debt security is a binding contractual commitment which will result in an obligation to make or accept delivery, during a specified future time, of securities having standardized face value and rate of return. Selling a futures contract on debt securities (assuming a short position) would give the Portfolio a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

Upon the exercise of a call option on a futures contract, the writer of the option (the Fund) is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. Nevertheless, if an option on a futures contract written by the Fund is exercised, the Fund intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position. There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

As a writer of options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Fund. If the option is exercised, the Fund might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, the Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Fund will not write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks. While options will be sold in an effort to reduce certain risks, those transactions themselves entail certain other risks.
 Thus, while the Fund may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Fund than if it had not entered into any options transactions. The price of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The price of S&P 500 Index, S&P 400 Index, Russell 2000 Index, Nasdaq-100 Index and EAFE futures are also volatile and are influenced, among other things, by changes in conditions in the securities markets in general.

In the event of an imperfect correlation between a futures position (and a related option) and the Portfolio position which is intended to be protected, the desired protection may not be obtained. The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate. The amount by which such correlation is imperfect depends upon many different circumstances, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying debt securities, the price of a futures contract may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the futures moves more than the price of the security, the Fund will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

The market prices of futures contracts and options thereon may be affected by various factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions. This could occur, for example, if there is a lack of liquidity in the futures market. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions. A correct forecast of interest rate trends by the adviser may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts. A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Limitations on the Use of Options on Futures. The Funds will only write options on futures that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. The principal exchanges in the United States for trading options on Treasury Securities are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. These exchanges and trading options on futures are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

It is the Fund's opinion that it is not a "commodity pool" as defined under the Commodity Exchange Act and in accordance with rules promulgated by the CFTC.

The Funds will not write options on futures contracts for which the aggregate premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

All of the futures options transactions employed by a Fund will be BONA FIDE hedging transactions, as that term is used in the Commodity Exchange Act and has been interpreted and applied by the CFTC. To ensure that its futures options transactions meet this standard, the Fund will enter into such transactions only for the purposes and with the intent that CFTC has recognized to be appropriate.

Custodial Procedures and Margins.  Summit Mutual Funds'
Custodian acts as its escrow agent as to securities on which a Fund has written call options and with respect to margin which the Fund must deposit in connection with the writing of call options on futures contracts. The Clearing Corporation (CC) will release the securities or the margin from escrow on the expiration of the call, or when the Fund enters into a closing purchase transaction. In this way, assets of the Fund will never be outside the control of Summit Mutual Funds' custodian, although such control might be limited by the escrow receipts issued.

At the time the Fund sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin"). The account will be in the name of the CC. The amount of the margin generally is a small percentage of the contract amount. The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied. The Fund will earn interest income on its initial margin deposits.

In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Fund to supplement the margin held in escrow. This will be done by placing additional cash or U.S. Government securities in the escrow account. If the amount of required margin should decrease, the CC will release the appropriate amount from the escrow account.

The assets in the margin account will be released to the CC only if the Fund defaults or fails to honor its commitment to the CC and the CC represents to the custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Warrants
The High Yield Bond Fund and the Emerging Markets Bond Fund may invest in warrants; however, not more than 5% of a Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% may be invested at the time of purchase in warrants that are not listed on the New York or American Stock Exchanges. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Loan Participations and Assignments
The High Yield Bond Fund and the Emerging Markets Bond Fund may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of emerging market nations. Emerging market nations debt securities or obligations will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. (For a discussion of risks associated with investing in securities in emerging market nations, see "Foreign Sovereign Debt Securities" above.) The loans underlying such participations may be secured or unsecured, and the Funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation.
More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to their fundamental investment restrictions prohibiting the Funds from making loans.

There is not a recognizable, liquid public market for loan participations. Hence, each Fund will consider loan participations as illiquid securities and subject them to the Fund's restrictions on investing no more than 15% of net assets in illiquid securities.

Where required by applicable SEC positions, the High Yield Bond Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction with respect to investing more than 5% of Fund assets in the securities of a single issuer. The Emerging Markets Bond Fund is not subject to such a restriction.

Short Sales
The High Yield Bond Fund and the Emerging Markets Bond Fund may make short sales for hedging purposes to protect the Funds against companies whose credit is deteriorating. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Funds' short sales will be limited to securities listed on a national securities exchange and to situations where a Fund owns a debt security of a company and will sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of a Fund's net assets.

To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. Government securities or other liquid securities, at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

A Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the Fund security being hedged by the short sale.

Lending Portfolio Securities
All Funds except the Money Market Fund may lend portfolio securities with a value up to 33 1/3% of their total assets.
Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. While portfolio securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Loans are typically subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated.
 Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Adviser will review and monitor the creditworthiness of such borrowers on an ongoing basis.

Hybrid Instruments
The High Yield Bond Fund and the Emerging Markets Bond Fund may invest in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated debt security that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid.
 These risks may cause significant fluctuations in the net asset value of the Fund. Hybrids can have volatile prices and limited liquidity and their use by the Fund may not be successful. Each Fund may invest up to 10% of its total assets in hybrid instruments.

ADDITIONAL INVESTMENT POLICIES - MONEY MARKET FUND

The Money Market Fund seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.
 The Fund uses the amortized cost method of securities valuation.

The Money Market Fund purchases U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; domestic and foreign bank certificates of deposit; bankers' acceptances; finance company and corporate commercial paper; and repurchase agreements and corporate obligations. Investments are limited to those that are U.S. dollar-denominated and at the time of purchase are rated, or judged by the Adviser, subject to the supervision of the Directors, to be equivalent to those rated high quality (i.e., rated in the two highest short-term rating categories) by any two nationally-recognized statistical rating services such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). In addition, the Adviser seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks. Securities eligible for investment by Money Market Fund which are rated in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating service has issued a rating with respect to that security) are known as "first tier securities." Securities eligible for investment by Money Market Fund rated in the top two categories which are not first tier securities are known as "second tier securities." Investments in commercial paper and finance company paper will be limited to securities which, at the time of purchase, will be rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or the equivalent by any nationally-recognized statistical rating service or judged to be equivalent by the Adviser. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described above. The Money Market Fund may also hold cash. Shares of the Fund are not insured by an agency of the U.S. Government. Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

The Money Market Fund may invest in certificates of deposit and bankers' acceptances of large domestic or foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) including foreign branches of such domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and of smaller banks as described below. The Fund will invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign banks if such banks meet the stated qualifications. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit and bankers' acceptances issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investments in certificates of deposit and bankers' acceptances issued by domestic banks.

The Money Market Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that
(I) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

The assets of the Money Market Fund consist entirely of cash items and investments having a remaining maturity date of 397 calendar days or less from date of purchase. The Fund will be managed so that the average maturity of all instruments in the portfolio (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Fund's investments varies according to the Adviser's appraisal of money market conditions.

The Fund may invest more than 5% but not more than 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

The Money Market Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
 Summit Mutual Funds' Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or
(ii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund"s decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than
the price that prevailed when it decided to sell.   Where a
registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Adviser will monitor the liquidity of such restricted securities subject to the supervision of Summit Mutual Funds' Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The Money Market Fund may also invest in asset back securities, which may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The net investment income of the Fund is declared as a dividend to shareholders daily and distributed monthly in cash or reinvested in additional shares.

                    INVESTMENT RESTRICTIONS

Summit Mutual Funds has adopted the following fundamental restrictions relating to the investment of assets of the Funds and other investment activities. These are fundamental policies and may not be changed without the approval of holders of the majority of the outstanding voting shares of each Fund affected (which for this purpose means the lesser of: [i] 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or [ii] more than 50% of the outstanding shares). A change in policy affecting only one Fund may be effected with the approval of the majority of the outstanding voting shares of that Fund only. Summit Mutual Funds' fundamental investment restrictions provide that no Fund is allowed to:

 (1) Issue senior securities (except that each Fund may borrow money as described in restriction [9] below).

 (2) With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for the Nasdaq-100 Index Fund, High Yield Bond Fund and Emerging Markets Bond Fund), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) of any one issuer.

 (3) Purchase more than either: (i) except for the High Yield Fund, 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer (except that up to 25% of the value of the High Yield Fund may be invested without regard to this restriction), except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

 (4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumental-ities. This restriction does not apply to the Nasdaq-100 Index Fund, High Yield Bond Fund and Emerging Markets Bond Fund.

 (5) Purchase or sell commodities, commodity contracts, or real estate, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to futures contracts or options purchased by the Funds (other than the Money Market Fund) in compliance with non-fundamental restrictions [6, 7, 9 and 10] below.

 (6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. This restriction does not apply to the High Yield Bond Fund and the Emerging Markets Bond Fund.

 (7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements
     (the purchase of publicly traded obligations not being considered the making of a loan).

 (8) Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Fund's total assets, except that the Money Market Fund may not lend securities.

 (9) Borrow amounts in excess of 10% of its total assets (or 15% of the total assets of the High Yield Fund and 33% of the total assets of the Emerging Markets Bond Fund), taken at market value at the time of the borrowing, and then only from banks (and by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

 (10) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Fund and except as it may be deemed such in a sale of restricted securities.

 (11) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments. This restriction does not apply to the High Yield Bond Fund or the Emerging Markets Bond Fund.

 (12) Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions, no Fund may:

 (1) Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Fund securities with the other Funds or with other accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

 (2) Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Adviser or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer. This restriction does not apply to the Emerging Markets Bond Fund.

 (3) Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

 (4)  Invest in companies for the purpose of exercising control
      (alone or together with the other Funds).

 (5) Purchase securities of other investment companies with an aggregate value in excess of 5% of the Fund's total assets, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, or by purchase of UITs designed to track an Index and only if immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions:

The Everest Fund, S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund and Short-term Government Fund may not:

 (6) Invest more than 20% of its assets in futures contracts and/or options on futures contracts, except as a temporary investment strategy until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

 (7) Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Fund's assets consist of collateral for outstanding options.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions:

The High Yield Bond Fund and the Emerging Markets Bond Fund may not:

 (8) Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants.

 (9) Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in certain CFTC regulations, may be excluded in computing such 5%.

 (10) Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities.

 (11) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities. For purposes of this restriction, collateral arrangements with respect to options and futures trans-actions shall not be deemed to involve the use of margin. This restriction does not apply to the Emerging Markets Bond Fund.

 (12) Invest more than 15% of the value of its net assets in illiquid securities.

 (13) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors. This restriction does not apply to the Emerging Markets Bond Fund.

 (14) Sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 2% of the Fund's net assets or sell securities short unless the securities are listed on a national securities exchange. This restriction does not apply to the Emerging Markets Bond Fund.

If a percentage restriction (for either fundamental or nonfundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

                    PORTFOLIO TURNOVER

Each Fund has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Fund securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). Under the above definition, the Money Market Fund will have no portfolio turnover.

A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Fund to receive certain favorable tax treatments. The portfolio turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Fund. Higher portfolio turnover can result in corresponding increases in brokerage costs to the Funds and their shareholders. However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable. The annual portfolio turnover rates for the Funds are set forth in the Financial Highlights section of the Prospectus.


                       MANAGEMENT OF THE FUND

Independent Directors

                                     Term of                            Number of
                                      Office                            Portfolios
                                       and                               in Fund
                                      Length         Principal           Complex
                        Position(s)     of          Occupation           Overseen       Other
                          with the     Time           During                by       Directorships
Name, Address and Age       Fund      Served      Past Five Years        Director   Held by Director
---------------------    ---------   --------  ---------------------     --------   ----------------
George M. Callard, M.D.   Director   Director  Professor of Clinical        23      Health Alliance
2345 Bedford Avenue                  since     Surgery, University                  of Cincinnati
Cincinnati, Ohio 45208                1987     of Cincinnati
(Age 68)

Theodore H. Emmerich      Director   Director  Consultant; former Partner,  23      American Financial
1201 Edgecliff Place                 since     Ernst & Whinney,                     Group; former
Cincinnati, Ohio 45206               1987      Accountants                          Director, Summit
(75)                                                                                Investment Trust
                                                                                    (two Portfolios)

Yvonne L. Gray            Director   Director  Chief Operating Officer,     23
1400 Reading Road                    since     United Way and Community
Cincinnati, Ohio 45202               1999      Chest; prior thereto,
(50)                                           Vice President/ Trust
                                               Operations Officer,
                                               Fifth Third Bank

Jean Patrice              Director   Director  Former Interim President,    23
Harrington, S.C.                     since     Cincinnati State Technical
3217 Whitfield Avenue                1986      and Community College;
Cincinnati, Ohio 45220                         Former Executive Director,
(79)                                           Cincinnati Youth
                                               Collaborative; President
                                               Emeritus (formerly,
                                               President) College of
                                               Mount St. Joseph

Charles W. McMahon        Director   Director  Retired Senior Vice          23
19 Iron Woods Drive                  since     President and Director,
Cincinnati, Ohio 45239               1991      The Union Central Life
(82)                                           Insurance Company ("Union
                                               Central")

David C. Phillips         Director   Director  Co-Founder and Treasurer,    23      Meridian
37 W. Seventh Street                 since     Cincinnati Works Inc.               Bioscience, Inc.
Suite 200                            2001      (Job Placement); prior
Cincinnati, Ohio 45202                         thereto, Chief Executive
(63)                                           Officer, Downtown
                                               Cincinnati Inc. (Economic
                                               revitalization of
                                               Cincinnati)

Mary W. Sullivan          Director   Director  Attorney, Peck, Shaffer &    23      Franklin Savings
5932 Muddy Creek Road                since     Williams LLP                         and Loan Co.
Cincinnati, Ohio 45233               2001
(45)


Interested Directors and Officers

                                     Term of                            Number of
                                      Office                            Portfolios
                                       and                               in Fund
                                      Length         Principal           Complex
                        Position(s)     of          Occupation           Overseen       Other
                          with the     Time           During                by       Directorships
Name, Address and Age       Fund      Served      Past Five Years        Director   Held by Director
---------------------    ---------   --------  ---------------------     --------   ----------------

Harry Rossi*              Director   Director  Director Emeritus, Union     23      Carillon
8548 Wyoming Club Drive              since     Central; former Chairman,            Investments, Inc.
Cincinnati, Ohio 45215               1992      President and Chief
(82)                                           Executive Officer, Union
                                               Central, and Director
                                               Adviser

Steven R. Sutermeister*   Director,  Director  Senior Vice President,       23      Carillon
312 Elm Street            President  since     Union Central; President             Investments, Inc.;
Suite 2525                and Chief  1999      and Chief Executive                  Summit Investment
Cincinnati, OH 45202      Executive            Officer, Adviser.                    Partners, Inc.
(48)

John F. Labmeier          Vice       Officer   Vice President, Associate    NA      NA
1876 Waycross Road        President  since     General Counsel and
Cincinnati, OH 45240      and        1990      Assistant Secretary,
(53)                      Secretary            Union Central; Vice
                                               President and Secretary,
                                               Carillon Investments,
                                               Inc.; Secretary, Adviser

Thomas G. Knipper         Controller Officer   Treasurer, Adviser           NA      NA
312 Elm Street            and        since
Suite 2525                Treasurer  1995
Cincinnati, OH 45202
(44)

John M. Lucas             Assistant  Officer   Second Vice President,       NA      NA
1876 Waycross Road        Secretary  since     Counsel and Assistant
Cincinnati, OH 45240                 1990      Secretary, Union Central
(50)

* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment
Company Act of 1940) because of their affiliation with the Adviser.

BOARD OF DIRECTORS
The business and affairs of Summit Mutual Funds are managed under the direction of the Board of Directors. All powers of Summit Mutual Funds are vested in, and may be exercised by or under the authority of the Board of Directors except as conferred on or reserved to the shareholders by the laws of the state of Maryland or Summit Mutual Funds' Articles of Incorporation or By-laws.

The Board has a standing audit committee, which consists of George
M. Callard, M.D., Theodore H. Emmerich, Yvonne L. Gray, Jean Patrice Harrington, S.C., Charles W. McMahon, David C. Phillips and Mary W. Sullivan, each of whom is not an "interested person" of the Company as defined in the 1940 Act ("Independent Director(s)"). The purpose of the audit committee is to meet with the independent accountants and officers to review accounting principles used by Summit Mutual Funds, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. During 2001, the audit committee held two meetings.

The Board has a standing nominating committee, which consists of George M. Callard, M.D., Yvonne L. Gray and Jean Patrice Harrington, S.C., each of whom is an Independent Director. The purpose of the nominating committee is to review and nominate candidates for positions as Directors to fill vacancies on the Board. During 2001, the nominating committee held one meeting. The nominating committee will consider Director candidates recommended in writing by shareholders. Recommendations should be addressed to Summit Mutual Funds, 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202.

Directors owned outstanding shares of Summit Mutual Funds as follows:


                                                                     Aggregate Dollar Range
                                                                      of Equity Securities
                                                                  in ALL Registered Investment
                                 Dollar Range of Equity         Companies Overseen by Director in
Name of Director                 Securities in the Fund          Family of Investment Companies
----------------                 ----------------------         ---------------------------------
George M. Callard, M.D.                  none
Theodore H. Emmerich                     none
Yvonne L. Gray                           none
Jean Patrice Harrington, S.C.*           none
Charles W. McMahon               $1-$10,000 (Money Market Fund)         $1-$10,000
David C. Phillips                        none
Harry Rossi                              none
Steven R. Sutermeister           $10,001-$50,000 (Everest Fund)         $10,000-$50,000
Mary W. Sullivan                 $1-$10,000 (Everest Fund)              $1-$10,000

*The religious order to which Jean Patrice Harrington, S.C.
belongs has purchased shares of the Total Social Impact Fund in the $1-$10,000 range.

As of the date of this Statement of Additional Information, no officers or directors of Summit Mutual Funds owned more than 5% of any of the outstanding shares of Summit Mutual Funds. Directors who are not officers or employees of Union Central or Adviser are paid a fee plus actual out-of-pocket expenses by Summit Mutual Funds for each meeting of the Board of Directors attended. Total fees and expenses incurred for 2001 were $130,300.

As of December 31, 2001, no Director owned beneficially or of record any securities of the investment adviser or principal underwriter of Summit Mutual Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser of principal underwriter of Summit Mutual Funds.

A former executive of Union Central, Director Charles W. McMahon receives retirement benefits from Union Central's qualified defined benefit pension plan. During the two year period ended December 31, 2001, the total benefits Mr. McMahon received from Union Central's pension plan amounted to $80,567.04.

                        Compensation Table

           (1)                    (2)           (3)            (4)             (5)
                                             Pension or                       Total
                                             Retirement                    Compensation
                                              Benefits       Estimated       From Fund
                                Aggregate    Accrued as       Annual         and Fund
                              Compensation  Part of Fund   Benefits Upon   Complex Paid
Name of Person, Position        From Fund      Expenses      Retirement    to Directors
------------------------      ------------  ------------   -------------   ------------
George M. Callard, M.D.*        $18,000         -               -           $18,000
Director
Theodore H. Emmerich            $19,100         -               -           $19,100
Director
Yvonne L. Gray                  $19,100         -               -           $19,100
Director
Jean Patrice Harrington, S.C.   $19,800         -               -           $19,800
Director
Charles W. McMahon*             $18,000         -               -           $18,000
Director
David C. Phillips                $3,500         -               -            $3,500
Director
Harry Rossi                       N/A          N/A             N/A            N/A
Director
Mary W. Sullivan                 $3,500         -               -            $3,500
Director
Steven R. Sutermeister            N/A          N/A             N/A            N/A
Director

* Messrs. Callard and McMahon have deferred their compensation in past years. As of December 31, 2001, the total amount deferred, including interest, was as follows: Dr. Callard - $112,867; Mr.
McMahon - $32,929.

Investment Adviser
Summit Mutual Funds has entered into an Investment Advisory Agreement with Summit Investment Partners, Inc. ("Adviser"), whose principal business address is 312 Elm Street, Suite 2525,Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, and is a wholly-owned subsidiary of Union Central. Executive officers and directors of the Adviser who are affiliated with the Fund are: Steven R. Sutermeister, Director, President and Chief Executive Officer; Harry Rossi, Director; Thomas G. Knipper, Treasurer; and John F. Labmeier, Secretary. Pursuant to the Agreement, Summit Mutual Funds has retained the Adviser to manage the investment of each Fund's assets, including the placing of orders for the purchase and sale of Fund securities. The Adviser is at all times subject to the direction and supervision of the Board of Directors of Summit Mutual Funds. The Adviser continuously furnishes an investment program for each Fund, is responsible for the actual management of each Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions. The Adviser considers analyses from various sources, makes necessary investment decisions and effects transactions accordingly. The Adviser also performs certain administrative functions for Summit Mutual Funds. The Adviser may utilize the advisory services of subadvisers for one or more of the Funds.

Payment of Expenses
Summit Mutual Funds has also entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of Summit Mutual Funds' books and records (other than those provided by Firstar Mutual Fund Services, LLC, by agreement) and furnishes such office space, facilities, equipment, and clerical help as Summit Mutual Funds may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of Summit Mutual Funds, who are employees of Union Central. Expenses not expressly assumed by the Adviser under the Agreement will be paid by Summit Mutual Funds.

Each Fund pays all other expenses incurred in its operation and a portion of Summit Mutual Funds' general administration expenses allocated on the basis of the asset size of the respective Funds.
 Expenses other than the Adviser's fee that are borne directly and paid individually by a Fund include, but are not limited to, brokerage commissions, dealer markups, expenses incurred in the acquisition of Fund securities, transfer taxes, transaction expenses of the custodian, royalty or license fees, pricing services used by only one or more Funds, and other costs properly payable by only one or more Funds. Expenses which are allocated on the basis of size of the respective Funds include custodian (portion based on asset size), dividend disbursing agent, transfer agent, bookkeeping services (except annual per Fund base charge), pricing, shareholder's and directors' meetings, directors' fees, proxy statement and Prospectus preparation, registration fees and costs, fees and expenses of legal counsel not including employees of the Adviser, membership dues of industry associations, postage, insurance premiums including fidelity bond, and all other costs of Summit Mutual Funds' operation properly payable by Summit Mutual Funds and allocable on the basis of size of the respective Funds. The Adviser will pay any expenses of the Money Market Fund, other than the advisory fees for the Fund, to the extent that such expenses exceed .10% of that Fund's net assets. The Adviser will pay any expenses of the Short-term Government Fund, other than the advisory fees for the Fund, to the extent that such expenses exceed .28% of that Fund's net assets. The Adviser will pay any expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund and the Lehman Aggregate Bond Index Fund, other than the advisory fees for those Funds, to the extent that such expenses exceed .30% of that Fund's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fees for the Fund, to the extent that such expenses exceed .40% of that Fund's net assets. The Adviser will also pay any expenses of the EAFE International Index Fund, other than the advisory fee for the Fund, to the extent that such expenses exceed .69% of that Fund's net assets.

Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The directors have determined that this is an appropriate method of allocation of expenses.

Advisory Fee
As full compensation for the services and facilities furnished to the Funds and expenses of the Funds assumed by the Adviser, the Funds pay the Adviser monthly compensation calculated daily as described on page 46 of the Prospectus. The compensation for each Fund for the fiscal year ended September 30, 2001 was as follows:

                                 Advisory Fee   Expense Reimbursements
                                                Paid by Adviser
S&P 500 Index Fund                 $443,583        $14,898
S&P MidCap 400 Index Fund            50,454         35,390
Russell 2000 Small Cap Index Fund    65,188         77,882
Nasdaq-100 Index Fund                35,709         49,363
EAFE International Index Fund        89,707         47,533
Total Social Impact Fund             15,256         61,490
Balanced Index Fund                  93,214            ---
Lehman Aggregate Bond Index Fund     49,301         12,961
Everest Fund                        370,870         10,805
Bond Fund                           404,346          7,558
Short-term Government Fund           59,422         23,253
Money Market Fund                   265,137         37,606
High Yield Bond Fund                 31,455            ---
Emerging Markets Bond Fund           30,305            ---

Investment Advisory Agreement and Administrative Services
Agreement
The Investment Advisory Agreement was initially approved by Summit Mutual Funds' Board of Directors, including a majority of the directors who are not interested persons of the Adviser, on March 22, 1984. Unless earlier terminated as described below, the Agreement will continue in effect from year to year if approved annually: (a) by the Board of Directors of Summit Mutual Funds or by a majority of the outstanding shares of Summit Mutual Funds, including a majority of the outstanding shares of each Fund; and (b) by a majority of the directors who are not parties to such contract or interested persons (as defined by the Investment Company Act of 1940) of any such party. The Agreement is not assignable and may be terminated without penalty by Summit Mutual Funds on 60 days notice, and by the Adviser on 90 days notice.

At a shareholders' meeting on November 9, 2001, the shareholders approved an amendment to the Investment Advisory Agreement that eliminates certain administrative responsibilities enumerated in the Investment Advisory Agreement for all of the Funds and incorporates them into a separate administrative services agreement between Summit Mutual Funds and the Adviser. The Board of Directors previously approved the amendment on September 26, 2001.

Administrative responsibilities including:
* preparing, maintaining, analyzing and reporting on the Funds' and Portfolios' expenses,
* authorizing payment of Fund and Portfolio expenses,
* coordinating completion of annual audits,
* drafting semi-annual and annual financial statements,
* preparing tax returns,
* coordinating Board meetings,
* preparing and filing reports to the SEC and states, and
* coordinating and managing procedures for compliance with federal and state regulations are now eliminated from the Investment Advisory Agreement. Those responsibilities are covered by a separate administrative services agreement between Summit Mutual Funds and the Adviser.
A separate administrative service fee of 0.10% of average daily net assets on an annual basis, will be imposed for these services, reduced to 0.05% by a twelve-month noncancellable waiver for the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Balanced Index, Lehman Aggregate Bond Index, Total Social Impact and Money Market Funds. Based upon information provided by management, the Board determined that the additional cost to the Funds is necessary to address the rising burden of administration relative to when the current arrangement was conceived in 1984. Also, Fund expense levels are anticipated to remain near or below comparable funds and industry averages.

The Investment Advisory Agreement provides that the Adviser shall not be liable to Summit Mutual Funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by Summit Mutual Funds or by any shareholder in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Adviser in the performance of its duties thereunder. In the case of administration services, the Adviser will also be held to the aforementioned standard of liability.

The Investment Advisory Agreement in no way restricts the Adviser from acting as investment manager or adviser to others.

If the question of continuance of the Investment Advisory Agreement (or adoption of any new Agreement) is presented to shareholders, continuance (or adoption) with respect to a Fund shall be effective only if approved by a majority vote of the outstanding voting securities of that Fund. If the shareholders of any one or more of the Funds should fail to approve the Agreement, the Adviser may nonetheless serve as an adviser with respect to any Fund whose shareholders approved the Agreement.

Investment Subadvisory Agreements
The agreement between the Adviser and World Asset Management, L.L.C. as subadviser for the EAFE International Index Fund was last approved by the Summit Mutual Fund's Board of Directors on November 9, 2001, including an affirmative vote of a majority of the disinterested directors. Although the Fund is not a party to this Subadvisory Agreement, the Agreement provides that continuation and termination are subject to the same requirements as the Investment Advisory Agreement between the Adviser and the Fund. World Asset Management is subject to the same control and supervision by Summit Mutual Fund's Board of Directors as is the Adviser. The Adviser will pay World Asset Management a monthly fee computed on a daily basis, at an annual rate of .10% of the current value of the Fund's net assets. The fee is paid by the Adviser, not the Fund. The sole shareholder of the Fund approved the Investment Subadvisory Agreement on December 29, 2000.

The Agreement between the Adviser and Scudder Kemper Investments, Inc. as subadviser for the Money Market Fund was last approved by the Fund=s Board of Directors on May 21, 2001, including an affirmative vote of a majority of the disinterested directors. Although the Fund is not a party to this Subadvisory Agreement, the Agreement provides that continuation and termination are subject to the same requirements as the Investment Advisory Agreement between the Adviser and the Fund. Scudder is subject to the same control and supervision by the Fund=s Board of Directors as is the Adviser. The Adviser will pay Scudder a monthly fee computed on a daily basis, at an annual rate, equal to .20% of the first $50,000,000, .15% of the next $200,000,000,
 .12% of the next $750,000,000, and .10% of all over $1 billion of the current value of the net assets. The fee is paid by the Adviser, not the Fund. The sole shareholder of the Fund approved the Investment Subadvisory Agreement on December 29, 2000.

Service Agreement
Under a Service Agreement between the Adviser and Union Central, Union Central has agreed to make available to the Adviser the services of certain employees of Union Central on a part-time basis for the purpose of better enabling the Adviser to fulfill its obligations to Summit Mutual Funds. Pursuant to the Service Agreement, the Adviser shall reimburse Union Central for all costs allocable to the time spent on the affairs of the Adviser by the employees provided by Union Central. In performing their services for the Adviser pursuant to the Service Agreement, the specified employees shall report and be solely responsible to the officers and directors of the Adviser or persons designated by them. Union Central shall have no responsibility for the investment recommendations or decisions of the Adviser. The obligation of performance under the Investment Advisory Agreement is solely that of the Adviser and Union Central undertakes no obligation in respect thereto except as otherwise expressly provided in the Service Agreement. On February 26, 2001 the Service Agreement was approved for continuance for one (1) year by the Board of Directors by unanimous vote of those present, including a majority of the directors who are not parties to such contract or interested persons of any such party.

License Agreement
As stated in the Prospectus, the Total Social Impact (TSI) ratings are the product of collaborative research and analytical efforts conducted by The Total Social Impact Foundation, Inc. in conjunction with a group of academic institutions. The Adviser receives and uses the TSI ratings from The Total Social Impact Foundation, Inc. under an exclusive licensing agreement, and has agreed to pay The Total Social Impact Foundation, Inc. an initial one-time license fee not to exceed $100,000, plus an annual fee equal to .10% of the average net assets of the Total Social Impact Fund. The fee is paid by the Adviser, not the Fund.

Securities Activities of Adviser
Securities held by Summit Mutual Funds may also be held by Union Central or by other separate accounts or mutual funds for which the Adviser acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by Union Central or by the Adviser or for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for one or more of the Funds or other clients of the Adviser or Union Central arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Funds, Union Central, and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund (or for two or more Funds) with those to be sold or purchased for other accounts or companies in order to obtain more favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund(s) and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Code of Ethics
The Adviser, as well as Summit Mutual Funds, has adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940.
 Employees of the Adviser are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in the Adviser's code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the code of ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances after review by appropriate personnel.

              DETERMINATION OF NET ASSET VALUE

As described on page 47 of the Prospectus, the net asset value of shares of the Fund is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except: (i) when the New York Stock Exchange is closed (currently New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day); and (ii) any day on which changes in the value of the Fund securities of the Fund will not materially affect the current net asset value of the shares of a Fund.

Securities held by the Funds, except for money market instruments maturing in 60 days or less, will be valued as follows: Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on exchange), or listed on the Nasdaq National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the New York Stock Exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
 While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

               PURCHASE AND REDEMPTION OF SHARES

The Fund offers its shares, without sales charge, to Union
Central and its exempt separate accounts, as well as to other investors.

Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Fund securities or determination of the net asset value of a Fund is not reasonably practicable; and the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                               TAXES

Each Fund of the Fund will be treated as a separate entity for federal income tax purposes. Each Fund has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a "regulated investment company" and complies with the provisions of the Code by distributing substantially all of its net income (both ordinary income and capital gain), the Fund will be relieved from federal income tax on the amounts distributed.

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal
Revenue Service.

               FUND TRANSACTIONS AND BROKERAGE

The Adviser is primarily responsible for the investment decisions of each Fund, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any. No Fund has any obligation to deal with any dealer or group of dealers in the execution of transactions in Fund securities. In placing orders, it is the policy of the Funds to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction, and difficulty of execution. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

If the securities in which a particular Fund of Summit Mutual Funds invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of Fund securities transactions of each Fund will consist primarily of brokerage commission or dealer or underwriter spreads.

While the Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund securities, brokers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Such supplemental research service ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Adviser, the Funds will be benefited by such supplemental research services, the Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Investment Advisory Agreement.
 The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Adviser may use such supplemental research in providing investment advice to its other advisory accounts.

During the fiscal year ended September 30, 2001, 23.7% of Summit Mutual Funds' total brokerage was allocated to brokers who furnish statistical data or research information. Brokerage commissions paid during the fiscal year ended September 30, 2001 were $313,855.

                            DISTRIBUTOR

Carillon Investments, Inc. serves as the Funds' Distributor or principal underwriter pursuant to a Distribution Agreement with Summit Mutual Funds dated February 25, 2000. Carillon Investments is registered as a broker-dealer under the 1934 Act and is a member of the NASD. The offering of Fund shares is continuous. The Distribution Agreement provides that Carillon Investments, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature. See the section entitled "Administration" for a description of the compensation Carillon Investments receives from the Adviser for providing certain administrative services to Summit Mutual Funds.

Carillon Investments has also entered into a shareholder services agreement with the Adviser under which it supervises and monitors shareholder fulfillment services provided by Firstar Mutual Fund Services, LLC ("Firstar"), and provides certain shareholder services relative to the Summit Apex Series of Funds. In consideration for its services, the Adviser pays Carillon Investments an annual fee of $12,000, and pays or reimburses it for any actual out-of-pocket expenses, as well as for the fees charged by Firstar for providing shareholder fulfillment services.

                     GENERAL INFORMATION

Capital Stock
Summit Mutual Funds is a mutual fund. Its board of directors is responsible for supervising its business affairs and investments, which are managed on a daily basis by the Adviser. Summit Mutual Funds was incorporated under the laws of the State of Maryland on January 30, 1984. Summit Mutual Funds is a series fund with twenty six classes of stock, one for each Fund (three of which are no longer offered to shareholders). The authorized capital stock of Summit Mutual Funds consists of 700,000,000 shares of common stock, par value ten cents ($0.10) per share. The shares of the authorized capital stock are currently divided into the following classes:

Fund                                        Authorized Capital Stock
Summit Pinnacle Series
----------------------
Zenith Portfolio                               40,000,000 shares
Bond Portfolio                                 30,000,000 shares
Capital Portfolio*                             30,000,000 shares
S&P 500 Index Portfolio                        30,000,000 shares
Micro-Cap Portfolio*                           20,000,000 shares
S&P MidCap 400 Index Portfolio                 20,000,000 shares
Balanced Index Portfolio                       20,000,000 shares
Lehman Aggregate Bond Index Portfolio          20,000,000 shares
Russell 2000 Small Cap Index Portfolio         20,000,000 shares
Nasdaq -100 Index Portfolio                    20,000,000 shares
EAFE International Index Portfolio             20,000,000 shares


Fund                                        Authorized Capital Stock
Summit Apex Series
------------------
Money Market Fund                            150,000,000 shares
S&P 500 Index Fund                            20,000,000 shares
S&P MidCap 400 Index Fund                     20,000,000 shares
Russell 2000 Small Cap Index Fund             20,000,000 shares
Balanced Index Fund                           20,000,000 shares
Nasdaq-100 Index Fund                         20,000,000 shares
Lehman Aggregate Bond Index Fund              20,000,000 shares
Micro-Cap Fund*                               20,000,000 shares
Bond Fund                                     20,000,000 shares
Everest Fund                                  20,000,000 shares
Total Social Impact Fund                      20,000,000 shares
Short-term Government Fund                    20,000,000 shares
High Yield Bond Fund                          20,000,000 shares
Emerging Markets Bond Fund                    20,000,000 shares
EAFE International Index Fund                 20,000,000 shares

 * The Capital Portfolio, Micro-Cap Portfolio and Micro-Cap Fund are no longer offered to shareholders.

The Board of Directors may change the designation of any Fund and may increase or decrease the number of authorized shares of any Fund, but may not decrease the number of authorized shares of any Fund below the number of shares then outstanding.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in net assets of such Fund remaining after satisfaction of outstanding liabilities.

Voting Rights
In accordance with an amendment to the Maryland General Corporation Law, the Board of Directors of Summit Mutual Funds has adopted an amendment to its Bylaws providing that unless otherwise required by the Investment Company Act of 1940, Summit Mutual Funds shall not be required to hold an annual shareholder meeting unless the Board of Directors determines to hold an annual meeting. Summit Mutual Funds intends to hold shareholder meetings only when required by law and such other times as may be deemed appropriate by its Board of Directors.

All shares of common stock have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Fund, only shares of the respective Fund are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of Summit Mutual Funds voting for the election of directors can elect all of the directors of Summit Mutual Funds if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

Matters in which the interests of all Funds are substantially identical (such as the election of directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Funds. Matters that affect all Funds but where the interests of the Funds are not substantially identical (such as approval of the Investment Advisory Agreement) would be voted on separately by each Fund. Matters affecting only one Fund, such as a change in its fundamental policies, are voted on separately by that Fund.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting securities of that Fund votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting securities of Summit Mutual Funds.

The phrase "a majority of the outstanding voting securities" of a Fund (or of Summit Mutual Funds) means the vote of the lesser of:
(1) 67% of the shares of the Fund (or Summit Mutual Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or Summit Mutual Funds).

At a shareholders' meeting on November 9, 2001, the shareholders approved an amendment to Summit Mutual Funds' articles of incorporation whereby the Board is permitted, without further shareholder approval, to effect, from time to time, a stock split or reverse stock split for any or all of the Funds that could affect relative voting power of shares in matters requiring a company-wide vote. On November 9, 2001, the Board of Directors authorized a 1-for-5 reverse stock split for all of the Funds, except the Money Market Fund. The effective date of the reverse stock split is anticipated to be during the first quarter of 2002.

It is anticipated that Union Central will have voting control of the Fund. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Fund's fundamental investment objectives and policies, etc.) regardless of the views of shareholders.

Additional Information
This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which Summit Mutual Funds has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

                       INDEPENDENT AUDITORS

The financial statements of Summit Mutual Funds have been audited by Deloitte & Touche LLP, 2 Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601-6779, as indicated in their report dated November 12, 2001 which, along with the financial statements, is included herein.


                         APPENDIX A

    S&P, FRANK RUSSELL, NASDAQ, EAFE AND TOTAL SOCIAL IMPACT
                           DISCLAIMERS

S&P 500
The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P Midcap 400 Index", and "Standard & Poor's Midcap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P Midcap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of the Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P Midcap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 OR S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SUMMIT MUTUAL FUNDS, BENEFICIAL OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

RUSSELL 2000
The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all
securities upon which the Index is based.   FRANK RUSSELL COMPANY
MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

NASDAQ
"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq 100 Index Fund. The Nasdaq 100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq 100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

EAFE
The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

TOTAL SOCIAL IMPACT
The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings ("TSI Ratings") to track general stock market performance. TSI's only relationship to Summit Investment Partners, Inc. and Summit Mutual Funds is the licensing of certain trademarks and trade names of the TSI and of the TSI Ratings which are determined, composed and calculated by TSI without regard to Summit Investment Partners, Inc. or this Fund. TSI has no obligation to take the needs of the Summit Investment Partners, Inc., Summit Mutual Funds or the owners of this Fund into consideration in determining, encompassing or calculating the TSI Ratings. TSI is not responsible for and has not participated in the determination of the prices and amount of this Fund or the timing of the issuance or sale of this Fund or in the determination or calculation of the equation by which this Fund is to be converted into cash. TSI has no obligation or liability in connection with the administration, marketing or trading of this Fund.

TSI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN AND TSI SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. TSI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SUMMIT INVESTMENT PARTNERS, INC., SUMMIT MUTUAL FUNDS, OWNERS OF THIS FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. TSI MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL TSI HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

              SUMMIT MUTUAL FUNDS, INC.

                    APEX SERIES

                FINANCIAL STATEMENTS
            YEAR ENDED SEPTEMBER 30, 2001

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2001




                                                        S&P      Russell 2000
                                         S&P 500     MidCap 400   Small Cap    Nasdaq-100
                                       Index Fund    Index Fund   Index Fund   Index Fund
ASSETS
 Investments in securities, at value   $129,767,194  $13,772,555  $17,728,431  $ 7,728,552
  (cost $181,075,947;  $15,497,897;
  $22,313,535;  $17,552,863)
 Cash                                           ---          ---        2,802        1,000
 Receivables:
  Shares sold                               138,859      423,181          ---          ---
  Securities sold                               ---       89,131        9,954       57,938
  Interest and dividends                    146,077       13,253       22,090        2,973
  Receivable from Adviser                       ---        9,397       36,328       21,999
 Variation margin                            42,400       29,800        9,700       41,952
 Prepaid expenses and other                   5,123        2,648        2,354        3,508
                                       ------------  -----------  -----------  -----------
                                        130,099,653   14,339,965   17,811,659    7,857,922
                                       ------------  -----------  -----------  -----------
LIABILITIES
 Payables:
  Investment securities purchased            86,319       74,388          ---       36,699
  Shares redeemed                               ---        8,725       21,947      393,972
  Bank overdraft                                ---          ---          ---          ---
  Investment advisory fees                   33,991          ---          ---          ---
  Custodian and fund accounting fees         12,266        7,096       12,167        7,300
  Professional fees                          11,536       11,254       12,387       10,945
  Other accrued expenses                     24,956        4,867        4,315        2,729
                                       ------------  -----------  -----------  -----------
                                            169,068      106,330       50,816      451,645
                                       ------------  -----------  -----------  -----------
NET ASSETS
 Paid-in capital                        183,297,715   16,793,317   22,724,292   20,741,550
 Undistributed net investment income        587,053       44,729       62,295          ---
 Accumulated net realized
  gain/(loss) on investments
  and futures contracts                 (2,654,430)    (844,269)    (434,990)  (3,404,322)
 Net unrealized appreciation/
  (depreciation) on investments,
  futures contracts, and
  translation of assets and
  liabilities in foreign currencies    (51,299,753)  (1,760,142)  (4,590,754)  (9,930,951)
                                       ------------  -----------  -----------  -----------
                                       $129,930,585  $14,233,635  $17,760,843  $ 7,406,277
                                       ============  ===========  ===========  ===========

Shares authorized ($.10) par value       20,000,000   20,000,000   20,000,000   20,000,000

Shares outstanding                       18,616,446    1,683,619    2,125,583    2,338,411

Net assets value, offering and
    redemption price per share                $6.98        $8.45        $8.36       $3.17

The accompanying notes are an integral part of the financial statements.


SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2001

                                                 Total
  Lehman
                                           EAFE        Social                  Aggregate
                                       International   Impact      Balanced       Bond
                                        Index Fund      Fund      Index Fund   Index Fund
                                        -----------  -----------  -----------  -----------
ASSETS
  Investments in securities, at value   $17,862,353  $ 3,895,437  $26,918,205  $16,481,195
    (cost $24,384,942;  $4,777,942;
     $32,416,318;  $15,759,005)
  Cash                                       57,682          ---          ---          ---
  Receivables:
    Shares sold                                 ---          ---       14,670        2,798
    Securities sold                          23,520          ---      251,468      714,012
    Interest and dividends                   61,912        4,808      160,454      204,340
    Receivable from Adviser                     ---       46,234          ---          ---
  Variation margin                              ---          ---       26,500          ---
  Prepaid expenses and other                  1,605        1,950       19,279        2,394
                                        -----------  -----------  -----------  -----------
                                         18,007,072    3,948,429   27,390,576   17,404,739
                                        -----------  -----------  -----------  -----------
LIABILITIES
 Payables:
  Investment securities purchased               ---          ---      250,763      716,850
  Shares redeemed                               183          ---          ---       13,578
  Bank overdraft                                ---          ---          ---          ---
  Investment advisory fees                    7,627          ---       29,074          114
  Custodian and fund accounting fees         64,952        8,650       12,684        7,471
  Professional fees                          11,999       12,109       11,814       10,512
  Other accrued expenses                     11,763        6,214        7,988        3,011
                                        -----------  -----------  -----------  -----------
                                             96,524       26,973      312,323      751,536
                                        -----------  -----------  -----------  -----------
NET ASSETS
 Paid-in capital                         24,359,191    4,862,441   32,502,585   15,432,291
 Undistributed net investment income         74,813       16,718      124,080      142,125
 Accumulated net realized
  gain/(loss) on   investments
  and futures contracts                       (867)     (75,198)     (92,274)      356,597
 Net unrealized appreciation/
  (depreciation) on investments,
  futures contracts, and
  translations of assets and
  liabilities in foreign currencies     (6,522,589)    (882,505)  (5,456,138)      722,190
                                        -----------  -----------  -----------  -----------
                                        $17,910,548  $ 3,921,456  $27,078,253  $16,653,203
                                        ===========  ===========  ===========  ===========

Shares authorized ($.10) par value       20,000,000   20,000,000   20,000,000   20,000,000

 Shares outstanding                       2,427,443      503,360    3,229,396    1,545,518

 Net assets value, offering and
  redemption price per share                  $7.38        $7.79        $8.38       $10.78

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC - APEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2001

                                                                  Short-term     Emerging
                                         Everest        Bond      Government   Markets Bond
                                          Fund          Fund         Fund          Fund
                                       -----------  ------------  -----------  -----------
ASSETS
 Investments in securities, at value   $56,755,995  $100,444,926  $16,592,719  $15,465,831
  (cost $55,796,139;  $99,120,448;
   $16,005,362;  $24,040,428)
 Cash                                          ---           ---          ---          ---
 Receivables:
  Shares sold                               15,101       136,092       90,307          ---
  Securities sold                          636,927       791,539          ---          ---
  Interest and dividends                   123,837     1,570,040      158,952      685,889
  Receivable from Adviser                      ---           ---        3,009          ---
 Variation margin                              ---           ---          ---          ---
 Prepaid expenses and other                 24,297         3,347        1,532        2,105
                                       -----------  ------------  -----------  -----------
                                        57,556,157   102,945,944   16,846,519   16,153,825
                                       -----------  ------------  -----------  -----------
LIABILITIES
 Payables:
  Investment securities purchased              ---       819,711          ---         ---
  Shares redeemed                              ---           ---          ---            5
  Bank overdraft                               ---         3,488          890          ---
  Investment advisory fees                  35,691        39,270          ---       10,361
  Custodian and fund accounting fees         7,503        10,699        7,202        7,841
  Professional fees                         10,489        10,680       10,027       13,030
  Other accrued expenses                     5,566         6,204        2,836        2,993
                                       -----------  ------------  -----------  -----------
                                            59,249       890,052       20,955       34,230
                                       -----------  ------------  -----------  -----------
NET ASSETS
 Paid-in capital                        52,677,987    99,808,543   16,069,093   30,039,055
 Undistributed net investment income       370,222       902,838       99,230      337,495
 Accumulated net realized
  gain/(loss) on investments
  and futures contracts                  3,488,843        20,033       69,884  (5,682,358)
 Net unrealized appreciation/
  (depreciation) on investments
  futures contracts, and
  translations of assets and
  liabilities in foreign currencies        959,856     1,324,478      587,357  (8,574,597)
                                       -----------  ------------  -----------  -----------
                                       $57,496,908  $102,055,892  $16,825,564  $16,119,595
                                       ===========  ============  ===========  ===========

Shares authorized ($.10) par value      20,000,000    20,000,000   20,000,000   20,000,000

  Shares outstanding                     5,290,449     9,920,325    1,583,852    3,136,056

  Net assets value, offering and
    redemption price per share              $10.87        $10.29       $10.62        $5.14

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2001

                                                     High Yield           Money
                                                        Bond              Market
                                                        Fund               Fund
                                                    -----------        -----------
ASSETS
  Investments in securities, at value               $18,236,899        $86,131,125
    (cost $22,474,801; $86,131,125)
  Cash                                                      ---              4,611
  Receivables:
    Shares sold                                             811            732,053
    Securities sold                                         ---                ---
    Interest and dividends                              645,223             87,121
    Receivable from Adviser                                 ---                ---
  Variation margin                                          ---                ---
  Prepaid expenses and other                              2,125              3,384
                                                    -----------        -----------
                                                     18,885,058         86,958,294
                                                    -----------        -----------
LIABILITIES
  Payables:
    Investment securities purchased                         ---                ---
    Shares redeemed                                         ---                500
    Bank overdraft                                          ---                ---
    Investment advisory fees                             10,667             27,903
    Custodian and fund accounting fees                    8,277             23,677
    Professional fees                                    13,030             10,203
    Other accrued expenses                                3,112              6,973
                                                    -----------        -----------
                                                         35,086             69,256
                                                    -----------        -----------
NET ASSETS
  Paid-in capital                                    41,908,760         86,889,038
  Undistributed net investment income                   304,523                ---
  Accumulated net realized gain/(loss) on
    investments and futures contracts               (19,125,409)               ---
  Net unrealized appreciation/(depreciation)
    on investments, futures contracts,
    and translations of assets and
    liabilities in foreign currencies                (4,237,902)               ---
                                                    -----------        -----------
                                                    $18,849,972        $86,889,038
                                                    ===========        ===========

  Shares authorized ($.10) par value                 20,000,000        150,000,000

  Shares outstanding                                  3,415,448         86,889,038

  Net assets value, offering and
    redemption price per share                            $5.52              $1.00

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2001

                                                       S&P       Russell 2000
                                       S&P 500      MidCap 400     Small Cap       Nasdaq-100
                                     Index Fund     Index Fund     Index Fund      Index Fund
                                     ----------     ----------     ----------      ----------
INVESTMENT INCOME
   Interest                          $     76,971    $   101,549    $    69,175    $     72,923
   Dividends (net of foreign
     withholding taxes of
     $5,984; $0; $5; $41)               1,829,413        149,713        251,145           4,317
                                     ------------    -----------    -----------    ------------
                                        1,906,384        251,262        320,320          77,240
                                     ------------    -----------    -----------    ------------
EXPENSES
   Investment advisory fees               443,583         50,454         65,188          35,709
   Custodian fees and expenses             55,124         17,280         46,554          11,885
   Fund accounting fees                    41,182         31,234         65,543          27,789
   Professional fees                       15,039         10,897         11,974          10,417
   Directors' fees                         21,895          2,620          2,946           1,901
   Transfer agent fees                     19,858         12,313         11,915          11,344
   Registration expense                     8,039          7,026          6,106          11,451
   Other                                   29,376          3,451          7,695           5,428
                                     ------------    -----------    -----------    ------------
                                          634,096        135,275        217,921         115,924
   Expense reimbursements and
     waivers                              (14,898)       (35,390)       (77,882)        (49,363)
                                     ------------    -----------    -----------    ------------
                                          619,198         99,885        140,039          66,561
                                     ------------    -----------    -----------    ------------
NET INVESTMENT INCOME                   1,287,186        151,377        180,281          10,679
                                     ------------    -----------    -----------    ------------
REALIZED AND UNREALIZED
     GAIN / (LOSS)
     Net realized gain/(loss)
       on investments                  (1,611,270)       (36,337)      (319,672)     (1,188,095)

   Net realized gain/(loss) on
     futures contracts and
     options                             (923,513)      (837,588)      (127,977)     (2,297,058)
                                     ------------    -----------    -----------    ------------
                                       (2,534,783)      (873,925)      (447,649)     (3,485,153)
                                     ------------    -----------    -----------    ------------
   Net change in unrealized
     appreciation/(depreciation)
     on investments and futures
     contracts                        (44,599,102)    (3,001,255)    (4,104,348)     (7,653,905)
                                     ------------    -----------    -----------    ------------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS)                        (47,133,885)    (3,875,180)    (4,551,997)    (11,139,058)
                                     ------------    -----------    -----------    ------------
NET INCREASE/(DECREASE) IN NET
   ASSETS FROM OPERATIONS            $(45,846,699)   $(3,723,803)   $(4,371,716)   $(11,128,379)
                                     ============    ===========    ===========    ============

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2001

                                     EAFE              Total                          Lehman
                                 International     Social Impact      Balanced     Aggregate Bond
                                  Index Fund            Fund         Index Fund     Index Fund
                                 -------------     -------------     ----------    --------------
                                  Period from         Period From
                              December 28, 2000    December 28, 2000
                                       to                  to
                              September 30, 2001  September 30, 2001
                              ------------------  ------------------
INVESTMENT INCOME
   Interest                        $     4,640         $   11,687   $   840,877    $1,075,505
   Dividends (net of foreign
     withholding taxes of
     $52,262; $238; $1,072; $0)        319,343             40,522       223,958           ---
                                   -----------         ----------   -----------    ----------
                                       323,983             52,209     1,064,835     1,075,505
                                   -----------         ----------   -----------    ----------

EXPENSES
   Investment advisory fees             89,707             15,256        93,214        49,301
   Custodian fees and expenses          50,899              7,698        15,235         3,842
   Fund accounting fees                 70,740             37,579        33,907        27,320
   Professional fees                    13,384             12,140        12,302        10,225
   Directors' fees                       2,364                453         5,220         2,774
   Transfer agent fees                   9,530              8,556        12,261        12,355
   Registration expense                  1,306                725         3,476         2,135
   Other                                 9,760              4,561         4,483         2,779
                                   -----------         ----------   -----------    ----------
                                       247,690             86,968       180,098       110,731
   Expense reimbursements
    and waivers                        (47,533)           (61,490)          ---       (12,961)
                                   -----------         ----------   -----------    ----------
                                       200,157             25,478       180,098        97,770
                                   -----------         ----------   -----------    ----------
NET INVESTMENT INCOME                  123,826             26,731       884,737       977,735
                                   -----------         ----------   -----------    ----------
REALIZED AND UNREALIZED
   GAIN / (LOSS)
   Net realized gain/(loss)
     on Investments                      4,569              6,162        93,759       368,531
   Net realized gain/(loss)
     on futures contracts
     and options                        (5,436)           (81,360)     (165,674)          ---
                                   -----------         ----------   -----------    ----------
                                          (867)           (75,198)      (71,915)      368,531
                                   -----------         ----------   -----------    ----------
   Net change in unrealized
    appreciation/(depreciation)
    on investments and futures
    contracts                       (6,522,589)         (882,505)    (4,785,471)      509,738
                                   -----------         ----------   -----------    ----------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                    (6,523,456)         (957,703)    (4,857,386)      878,269
                                   -----------         ----------   -----------    ----------
NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $(6,399,630)        $(930,972)   $(3,972,649)   $1,856,004
                                   ===========         ==========   ===========    ==========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2001

                                                                 Short-term        Emerging
                                      Everest         Bond       Government      Markets Bond
                                       Fund           Fund          Fund             Fund
                                      -------         ----       ----------      ------------
                                                                                 Period From
                                                                                 July 9, 2001
                                                                                       to
                                                                              September 30, 2001
                                                                              ------------------
INVESTMENT INCOME
   Interest                          $  153,080    $6,181,152    $  767,611      $   586,813
   Dividends (net of foreign
     withholding taxes of
     $0; $0; $0; $0)                  1,259,931           ---           ---              ---
                                     ----------    ----------    ----------      -----------
                                      1,413,011     6,181,152       767,611          586,813
                                     ----------    ----------    ----------      -----------
EXPENSES
   Investment advisory fees             370,870       404,346        59,422           30,305
   Custodian fees and expenses           14,194        19,631         3,220            1,032
   Fund accounting fees                  29,188        43,488        29,720           10,664
   Professional fees                     11,363        12,238         9,559           13,030
   Directors' fees                        9,226        12,416         2,149              888
   Transfer agent fees                   13,874        15,679        11,740            2,838
   Registration expense                   7,194         7,047         2,227              551
   Other                                  6,739         9,983         1,840            1,378
                                     ----------    ----------    ----------      -----------
                                        462,648       524,828       119,877           60,686
   Expense reimbursements
     and waivers                        (10,805)       (7,558)      (23,253)             ---
                                     ----------    ----------    ----------      -----------
                                        451,843       517,270        96,624           60,686
                                     ----------    ----------    ----------      -----------
NET INVESTMENT INCOME                   961,168     5,663,882       670,987          526,127
                                     ----------    ----------    ----------      -----------

REALIZED AND UNREALIZED
      GAIN / (LOSS)
   Net realized gain/(loss)
     on Investments                   3,492,298        42,048        80,212              ---
   Net realized gain/(loss)
     on futures contracts
     and options                            ---           ---           ---              ---
                                     ----------    ----------    ----------      -----------
                                      3,492,298        42,048        80,212              ---
                                     ----------    ----------    ----------      -----------
   Net change in unrealized
     appreciation/(depreciation)
     on investments and futures
     contracts                         (222,168)    1,858,111       515,420       (2,782,584)
                                     ----------    ----------    ----------      -----------
NET REALIZED AND UNREALIZED
      GAIN/(LOSS)                     3,270,130     1,900,159       595,632       (2,782,584)
                                     ----------    ----------    ----------      -----------
NET INCREASE/(DECREASE) IN NET
   ASSETS FROM OPERATIONS            $4,231,298    $7,564,041    $1,266,619      $(2,256,457)
                                     ==========    ==========    ==========      ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2001

                                                       High Yield            Money
                                                          Bond               Market
                                                          Fund                Fund
                                                     ---------------       ------------
                                                       Period From
                                                      July 9, 2001
                                                           to
                                                   September 30, 2001
                                                   ------------------
INVESTMENT INCOME
   Interest                                            $   504,073          $3,958,674
   Dividends (net of foreign
     withholding taxes of $0; $0)                              ---                 ---
                                                       -----------          ----------
                                                           504,073           3,958,674
                                                       -----------          ----------
EXPENSES
   Investment advisory fees                                 31,455             265,137
   Custodian fees and expenses                               1,204              13,770
   Fund accounting fees                                     11,164              22,416
   Professional fees                                        13,030              10,575
   Directors' fees                                           1,160              10,518
   Transfer agent fees                                       2,838              15,510
   Registration expense                                        551              23,316
   Other                                                     1,386               6,230
                                                       -----------          ----------
                                                            62,788             367,472
   Expense reimbursements and waivers                          ---             (37,606)
                                                       -----------          ----------
                                                            62,788             329,866
                                                       -----------          ----------
NET INVESTMENT INCOME                                      441,285           3,628,808
                                                       -----------          ----------
REALIZED AND UNREALIZED
      GAIN / (LOSS)
   Net realized gain/(loss)
     on Investments                                       (878,107)                ---
   Net realized gain/(loss)
     on futures contracts
     and options                                            (2,000)                ---
                                                       -----------          ----------
                                                          (880,107)                ---
                                                       -----------          ----------
   Net change in unrealized
     appreciation/(depreciation)
     on investments and futures
     contracts                                          (1,282,990)                ---
                                                       -----------          ----------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                        (2,163,097)                ---
                                                       -----------          ----------
NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS                              $(1,721,812)         $3,628,808
                                                       ===========          ==========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                              S&P 500 Index Fund

                                                           Period from
                                        Year Ended       April 3, 2000 to
                                   September 30, 2001   September 30, 2000
                                   ------------------   ------------------
OPERATIONS
  Net investment income               $  1,287,186        $    656,095
  Net realized gain/(loss)
    on investments
    and futures                         (2,534,783)           (119,647)
  Net change on unrealized
    appreciation/(depreciation)
    on investments and futures
    contracts                          (44,599,102)         (6,700,651)
                                      ------------        ------------
                                       (45,846,699)         (6,164,203)
                                      ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                   (855,524)           (500,704)
  Net realized gain                            ---                 ---
  Return of capital                            ---                 ---
                                      ------------        ------------
                                          (855,524)           (500,704)
                                      ------------        ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold             32,247,070          10,454,654
  Proceeds from shares purchased
   in the formation of the Apex
   Series                                      ---         164,731,938
  Reinvestment of distribution             855,512             500,704
  Payments for shares redeemed         (17,368,476)         (8,123,687
                                      ------------        ------------
                                        15,734,106         167,563,609
                                      ------------        ------------
NET INCREASE/(DECREASE)
    IN NET ASSETS                      (30,968,117)        160,898,702

NET ASSETS
  Beginning of year                    160,898,702                 ---
                                      ------------        ------------
  End of year                         $129,930,585        $160,898,702
                                      ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME   $    587,053        $    155,391
                                      ============        ============
FUND SHARE TRANSACTIONS
  Sold                                   3,858,411           1,073,499
  Shares purchased in the formation
   of the Apex Series                          ---          16,473,194
  Reinvestment of distribution              96,548              50,020
  Redeemed                              (2,101,399)           (833,827)
                                       -----------         -----------
    Net increase/(decrease)
    from fund share transactions         1,853,560          16,762,886
                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                          S&P MidCap 400 Index Fund

                                                            Period from
                                      Year Ended         April 3, 2000 to
                                   September 30, 2001   September 30, 2000
                                   ------------------   ------------------
OPERATIONS
  Net investment income                $   151,377         $   105,878
  Net realized gain/(loss)
   on investments and futures             (873,925)            235,314
  Net change on unrealized
    appreciation/(depreciation)
    on investments and futures
   contracts                            (3,001,255)          1,241,113
                                      ------------        ------------
                                        (3,723,803)          1,582,305
                                      ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                   (152,742)            (59,784)
  Net realized gain                       (205,658)                ---
  Return of capital                            ---                 ---
                                      ------------        ------------
                                          (358,400)            (59,784)
                                      ------------        ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold              7,721,769           5,562,284
  Proceeds from shares purchased
    in the formation of the Apex
    Series                                     ---          18,434,630
  Reinvestment of distribution             358,325              59,784
  Payments for shares redeemed         (13,779,259)         (1,564,216)
                                      ------------        ------------
                                        (5,699,165)         22,492,482
                                      ------------        ------------
NET INCREASE/(DECREASE)
     IN NET ASSETS                      (9,781,368)         24,015,003

NET ASSETS
  Beginning of year                     24,015,003                 ---
                                      ------------        ------------
  End of year                          $14,233,635         $24,015,003
                                      ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME    $    44,729         $    46,094
                                      ============        ============
FUND SHARE TRANSACTIONS
  Sold                                     793,492      546,406
  Shares purchased in the formation
   of the Apex Series                          ---      1,843,463
  Reinvestment of distribution              35,977      5,737
  Redeemed                              (1,387,373)           (154,083)
                                      ------------        ------------
    Net increase/(decrease) from
      fund share transactions             (557,904)          2,241,523
                                      ============        ============

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                     Russell 2000 Small Cap Index Fund

                                                           Period from
                                       Year Ended      December 29, 1999 to
                                   September 30, 2001   September 30, 2000
                                   ------------------   ------------------
 .<s>                                   <c>                 <c>
OPERATIONS
  Net investment income                $   180,281         $   80,543
  Net realized gain/(loss) on
   investments and futures                (447,649)            32,009
  Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                            (4,104,348)           (486,406)
                                       ------------        ------------
                                        (4,371,716)           (373,854)
                                       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                   (140,179)            (58,350)
  Net realized gain                        (19,350)                ---
  Return of capital                            ---                 ---
                                       ------------        ------------
                                          (159,529)            (58,350)
                                       ------------        ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold             10,329,776          17,184,666
  Proceeds from shares purchased
   in the formation of the Apex
   Series                                      ---                 ---
  Reinvestment of distribution             159,510              58,350
  Payments for shares redeemed          (4,085,983)           (922,027)
                                       ------------        ------------
                                         6,403,303          16,320,989
                                       ------------        ------------
NET INCREASE / (DECREASE)
     IN NET ASSETS                       1,872,058          15,888,785

NET ASSETS
  Beginning of year                     15,888,785                 ---
                                       -----------         ------------
  End of year                          $17,760,843         $15,888,785
                                       ===========         ===========
UNDISTRIBUTED NET INVESTMENT INCOME    $    62,295         $    22,193
                                       ===========         ===========
FUND SHARE TRANSACTIONS
  Sold                                   1,041,350           1,560,294
  Shares purchased in the formation
   of the Apex Series                          ---                 ---
  Reinvestment of distribution              15,620               5,489
  Redeemed                                (411,951)            (85,219)
                                       -----------         -----------
    Net increase/(decrease) from
      fund share transactions              645,019           1,480,564
                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                             Nasdaq-100 Index Fund

                                                             Period from
                                        Year Ended       December 29, 1999 to
                                    September 30, 2001   September 30, 2000
                                    ------------------   ------------------
 .<s>                                   <c>                 <c>
OPERATIONS
  Net investment income                $    10,679         $    66,912
  Net realized gain/(loss) on
   investments and futures              (3,485,153)             80,831
  Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                            (7,653,905)         (2,277,046)
                                       -----------         -----------
                                       (11,128,379)         (2,129,303)
                                       -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                    (43,264)            (34,327)
  Net realized gain                            ---                 ---
  Return of capital                        (17,004)                ---
                                       -----------         -----------
                                           (60,268)            (34,327)
                                       -----------         -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold             40,094,237          26,109,106
  Proceeds from shares purchased
   in the formation of the Apex
  Series                                       ---                 ---
  Reinvestment of distribution              60,250              34,327
  Payments for shares redeemed         (34,652,143)        (10,887,223)
                                       -----------         -----------
                                         5,502,344          15,256,210
                                       -----------         -----------
NET INCREASE / (DECREASE)
      IN NET ASSETS                     (5,686,303)         13,092,580

NET ASSETS
  Beginning of year                     13,092,580                 ---
                                       -----------         -----------
  End of year                          $ 7,406,277         $13,092,580
                                       ===========         ===========
UNDISTRIBUTED NET INVESTMENT INCOME    $       ---         $    32,585
                                       ===========         ===========
FUND SHARE TRANSACTIONS
  Sold                                   7,303,910           2,352,386
  Shares purchased in the formation
  of the Apex Series                           ---                 ---
  Reinvestment of distribution               7,810               3,220
  Redeemed                              (6,294,886)         (1,034,029)
                                       -----------         -----------
     Net increase/(decrease) from
       fund share transactions           1,016,834           1,321,577
                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                       EAFE International Index Fund

                                              Period from
                                          December 28, 2000 to
                                           September 30, 2001 .
                                           ------------------
OPERATIONS
  Net investment income                        $   123,826
  Net realized gain/(loss)
     on investments and futures                       (867)
  Net change on unrealized
     appreciation/(depreciation)
     on investments and futures
     contracts                                  (6,522,589)
                                               -----------
                                                (6,399,630)
                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                            (49,013)
  Net realized gain                                    ---
  Return of capital                                    ---
                                               -----------
                                                   (49,013)
                                               -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold                     26,036,846
  Proceeds from shares purchased in
    the formation of the Apex Series                   ---
  Reinvestment of distribution                      49,002
  Payments for shares redeemed                  (1,726,657)
                                               -----------
                                                24,359,191
                                               -----------
NET INCREASE (DECREASE)
     IN NET ASSETS                              17,910,548

NET ASSETS
  Beginning of year                                    ---
                                               -----------
  End of year                                  $17,910,548
                                               ===========
UNDISTRIBUTED NET INVESTMENT INCOME            $    74,813
                                               ===========
FUND SHARE TRANSACTIONS
  Sold                                           2,624,672
  Shares purchased in the formation
    of the Apex Series                                 ---
  Reinvestment of distribution                       5,246
  Redeemed                                        (202,475)
                                               -----------
    Net increase/(decrease) from
      fund share transactions                    2,427,443
                                               ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                        Total Social Impact Fund

                                             Period from
                                          December 28, 2000 to
                                           September 30, 2001
OPERATIONS
  Net investment income                       $   26,731
  Net realized gain/(loss)
   on investments and futures                    (75,198)
  Net change on unrealized
   appreciation/depreciation)
   on investments and futures
   contracts                                    (882,505)
                                              ----------
                                                (930,972)
                                              ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                          (10,013)
  Net realized gain                                  ---
  Return of capital                                  ---
                                              ----------
                                                 (10,013)
                                              ----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold                    4,859,107
  Proceeds from shares purchased
    in the formation of the Apex
    Series                                           ---
  Reinvestment of distribution                    10,008
  Payments for shares redeemed                    (6,674)
                                              ----------
                                               4,862,441
                                              ----------
NET INCREASE / (DECREASE) IN NET ASSETS        3,921,456

NET ASSETS
  Beginning of year                                  ---
                                              ----------
  End of year                                 $3,921,456
                                              ==========
UNDISTRIBUTED NET INVESTMENT INCOME           $   16,718
                                              ==========
FUND SHARE TRANSACTIONS
  Sold                                           503,080
  Shares purchased in the
   formation of the Apex Series                      ---
  Reinvestment of distribution                     1,037
  Redeemed                                          (757)
                                              ----------
    Net increase/(decrease) from
     fund share transactions                     503,360
                                              ==========


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                           Balanced Index Fund

                                                          Period from
                                       Year Ended       April 3, 2000 to
                                   September 30, 2001  September 30, 2000
                                   ------------------  ------------------
OPERATIONS
  Net investment income                 $   884,737        $   543,417
  Net realized gain/(loss)
    on investments and futures              (71,915)            38,730
  Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                             (4,785,471)          (670,667)
                                        -----------         ----------
                                         (3,972,649)           (88,520)
                                        -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                    (888,384)          (415,690)
  Net realized gain                         (59,089)               ---
  Return of capital                             ---                ---
                                        -----------         ----------
                                           (947,473)          (415,690)
                                        -----------         ----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold               3,260,556          3,116,510
  Proceeds from shares purchased
   in the formation of the Apex
    Series                                     ---          35,685,686
  Reinvestment of distribution             947,409             415,690
  Payments for shares redeemed          (6,349,923)         (4,573,343)
                                        -----------         ----------
                                        (2,141,958)         34,644,543
                                        -----------         ----------
NET INCREASE / (DECREASE)
    IN NET ASSETS                       (7,062,080)         34,140,333

NET ASSETS
  Beginning of year                      34,140,333                ---
                                        -----------         ----------
  End of year                           $27,078,253        $34,140,333
                                        ===========        ===========
UNDISTRIBUTED NET INVESTMENT INCOME     $   124,080        $   127,727
                                        ===========        ===========
FUND SHARE TRANSACTIONS
  Sold                                      355,983            310,805
  Shares purchased in the
    formation of the Apex Series                ---          3,568,569
  Reinvestment of distribution             101,257              41,280
  Redeemed                                (686,490)           (462,008)
                                        -----------         ----------
    Net increase/(decrease) from
      fund share transactions             (229,250)          3,458,646
                                        ==========          ==========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                       Lehman Aggregate Bond Index Fund

                                                          Period from
                                        Year Ended      April 3, 2000 to
                                   September 30, 2001  September 30, 2000
                                   ------------------  ------------------
OPERATIONS
  Net investment income                $   977,735         $   489,866
  Net realized gain/(loss)
   on investments and futures              368,531               8,221
  Net change on unrealized
                                         1,856,004             710,539
   appreciation/(depreciation)
   on investments and futures
   contracts                               509,738             212,452
                                       -----------         -----------
                                       -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                   (966,574)           (358,902)
  Net realized gain                        (20,155)                ---
  Return of capital                            ---                 ---
                                       -----------         -----------
                                          (986,729)           (358,902)
                                       -----------         -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold              5,103,451           1,526,247
  Proceeds from shares purchased
   in the formation of the Apex
   Series                                      ---          15,428,869
  Reinvestment of distribution             986,592             358,902
  Payments for shares redeemed          (6,596,223)         (1,375,547)
                                       -----------         -----------
                                          (506,180)         15,938,471
                                       -----------         -----------
NET INCREASE/(DECREASE)
      IN NET ASSETS                        363,095          16,290,108

NET ASSETS
  Beginning of year                     16,290,108                 ---
                                       -----------         -----------
  End of year                          $16,653,203         $16,290,108
                                       ===========         ===========
UNDISTRIBUTED NET INVESTMENT INCOME    $   142,125         $   130,964
                                       ===========         ===========
FUND SHARE TRANSACTIONS
  Sold                                     483,810             151,878
  Shares purchased in the formation
    of the Apex Series                         ---           1,542,887
  Reinvestment of distribution              94,854              35,774
  Redeemed                                (627,050)           (136,635)
                                       -----------         -----------
    Net increase/(decrease) from
       fund share transactions             (48,386)          1,593,904
                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Everest Fund

                                                            Period from
                                        Year Ended       December 29, 1999 to
                                    September 30, 2001   September 30,2000
                                    ------------------   -----------------
OPERATIONS
  Net investment income                $   961,168         $   404,655
  Net realized gain/(loss)
   on investments and futures            3,492,298             993,726
  Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                              (222,168)          1,182,024
                                       -----------         -----------
                                         4,231,298           2,580,405
                                       -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                   (699,323)           (296,278)
  Net realized gain                       (997,181)                ---
  Return of capital                            ---                 ---
                                       -----------         -----------
                                        (1,696,504)           (296,278)
                                       -----------         -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold             12,440,119           4,662,421
  Proceeds from shares purchased
    in the formation
    of the Apex Series                         ---          54,900,222
  Reinvestment of distribution           1,696,405             296,278
  Payments for shares redeemed          (8,614,191)        (12,703,267)
                                       -----------         -----------
                                         5,522,333          47,155,654
                                       -----------         -----------
NET INCREASE/(DECREASE)
     IN NET ASSETS                       8,057,127          49,439,781
                                       -----------         -----------
NET ASSETS
  Beginning of year                     49,439,781                 ---
                                       -----------         -----------
  End of year                          $57,496,908         $49,439,781
                                       ===========         ===========
UNDISTRIBUTED NET INVESTMENT INCOME    $   370,222         $   108,377
                                       ===========         ===========
FUND SHARE TRANSACTIONS
  Sold                                   1,103,327             489,820
  Shares purchased in the
    formation of the Apex Series               ---           5,567,974
  Reinvestment of distribution             145,326              29,305
  Redeemed                                (775,194)         (1,270,109)
                                       -----------         -----------
     Net increase/(decrease) from
        fund share transactions            473,459           4,816,990
                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                              Bond Fund

                                                         Period from
                                     Year Ended        April 3, 2000 to
                                 September 30, 2001   September 30, 2000
                                 ------------------   ------------------
OPERATIONS
  Net investment income               $  5,663,882         $ 2,467,087
  Net realized gain/(loss)
   on investments and futures               42,048             121,300
  Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                             1,858,111            (533,633)
                                       -----------         -----------
                                         7,564,041           2,054,754
                                       -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                 (5,433,787)         (1,794,344)
  Net realized gain                       (143,315)                ---
  Return of capital                            ---                 ---
                                       -----------         -----------
                                        (5,577,102)         (1,794,344)
                                       -----------         -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold             38,033,198           3,128,659
  Proceeds from shares purchased
   in the formation of the Apex
   Series                                      ---          70,654,226
  Reinvestment of distribution           5,576,944           1,794,344
  Payments for shares redeemed         (13,416,046)         (5,962,782)
                                       -----------         -----------
                                        30,194,096          69,614,447
                                       -----------         -----------
NET INCREASE/(DECREASE)
     IN NET ASSETS                      32,181,035          69,874,857

NET ASSETS
  Beginning of year                     69,874,857                 ---
                                       -----------         -----------
  End of year                         $102,055,892         $69,874,857
                                      ============         ===========
UNDISTRIBUTED NET INVESTMENT INCOME   $    902,838         $   672,743
                                      ============         ===========
FUND SHARE TRANSACTIONS
   Sold                                  3,723,495             311,765
  Shares purchased in the
   formation of the Apex Series                ---           7,065,423
  Reinvestment of distribution             553,544             180,701
  Redeemed                              (1,314,569)           (600,034)
                                       -----------         -----------
     Net increase/(decrease) from
       fund share transactions           2,962,470           6,957,855
                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                        Short-term Government Fund

                                                          Period from
                                      Year Ended        April 3, 2000 to
                                  September 30, 2001   September 30, 2000
                                  ------------------   ------------------
OPERATIONS
  Net investment income                $   670,987         $   284,888
  Net realized gain/(loss)
   on investments and futures               80,212              42,250
  Net change on unrealized
    appreciation/(depreciation)
    on investments and futures
    contracts                              515,420              71,937
                                       -----------         -----------
                                         1,266,619             399,075
                                       -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                   (645,515)           (211,130)
  Net realized gain                        (52,578)                ---
  Return of capital                            ---                 ---
                                       -----------         -----------
                                          (698,093)           (211,130)
                                       -----------         -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold              8,046,240           1,254,252
  Proceeds from shares purchased
    in the formation of the Apex
    Series                                     ---           9,782,057
  Reinvestment of distribution             697,983             211,130
  Payments for shares redeemed          (2,685,966)         (1,236,603)
                                       -----------         -----------
                                         6,058,257          10,010,836
                                       -----------         -----------
NET INCREASE / (DECREASE)
    IN NET ASSETS                        6,626,783          10,198,781

NET ASSETS
  Beginning of year                     10,198,781                 ---
                                       -----------         -----------
  End of year                          $16,825,564         $10,198,781
                                       ===========         ===========
UNDISTRIBUTED NET INVESTMENT INCOME    $    99,230         $    73,758
                                       ===========         ===========
FUND SHARE TRANSACTIONS
  Sold                                     774,269             124,399
  Shares purchased in the
    formation of the Apex Series               ---             978,206
  Reinvestment of distribution              67,880              20,990
  Redeemed                                (259,419)           (122,473)
                                       -----------         -----------
     Net increase/(decrease) from
        fund share transactions            582,730           1,001,122
                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                            Money Market Fund

                                                            Period from
                                    Year Ended           June 28, 2000 to
                                  September 30, 2001    September 30, 2000
                                  ------------------    ------------------
OPERATIONS
  Net investment income                $ 3,628,808          $ 1,078,591
  Net realized gain/(loss)
    on investments and futures                 ---                 157
  Net change on unrealized
    appreciation/(depreciation)
    on investments and futures
    contracts                                  ---                 ---
                                       -----------         -----------
                                         3,628,808           1,078,748
                                       -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                (3,628,808)         (1,078,591)
  Net realized gain                            ---                (157)
  Return of capital                            ---                 ---
                                       -----------         -----------
                                        (3,628,808)         (1,078,748)
                                       -----------         -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold             90,114,506          21,638,403
  Proceeds from shares purchased
    in the formation of the Apex
    Series                                     ---          65,628,407
  Reinvestment of distribution           3,614,200           1,078,748
  Payments for shares redeemed         (71,328,727)        (23,856,499)
                                       -----------         -----------
                                        22,399,979          64,489,059
                                       -----------         -----------
NET INCREASE/(DECREASE)
    IN NET ASSETS                       22,399,979          64,489,059

NET ASSETS
  Beginning of year                     64,489,059                 ---
                                       -----------         -----------
  End of year                          $86,889,038         $64,489,059
                                       ===========         ===========
UNDISTRIBUTED NET INVESTMENT INCOME    $       ---         $       ---
                                       ===========         ===========
FUND SHARE TRANSACTIONS
  Sold                                  90,114,506          21,638,403
  Shares purchased in the
    formation of the Apex Series               ---          65,628,407
  Reinvestment of distribution           3,614,200           1,078,748
  Redeemed                             (71,328,727)        (23,856,499)
                                       ===========         ===========
  Net increase/(decrease)
    from fund share transactions        22,399,979          64,489,059
                                       ===========         ===========


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                        Emerging Markets Bond Fund

                                               Period from
                                             July 9, 2001 to
                                           September 30, 2001
                                           ------------------
OPERATIONS
   Net investment income                      $   526,127
   Net realized gain/(loss) on
     investments and futures                          ---
   Net change on unrealized
     appreciation/(depreciation)
     on investments and futures
     contracts                                 (2,782,584)
                                              -----------
                                               (2,256,457)
                                              -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                         (188,632)
   Net realized gain                                  ---
   Return of capital                                  ---
                                              -----------
                                                 (188,632)
                                              -----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                   18,710,303
   Proceeds from shares purchased
     in the formation of the Apex Series              ---
   Reinvestment of distribution                     2,434
   Payments for shares redeemed                  (148,053)
                                              -----------
                                               18,564,684
                                              -----------

NET INCREASE/(DECREASE) IN NET ASSETS          16,119,595

NET ASSETS
   Beginning of year                                  ---
                                              -----------
   End of year                                $16,119,595
                                              ===========
UNDISTRIBUTED NET INVESTMENT INCOME           $   337,495
                                              ===========
FUND SHARE TRANSACTIONS
   Sold                                         3,162,043
   Shares purchased in the
     formation of the Apex Series                     ---
   Reinvestment of distribution                       445
   Redeemed                                       (26,432)
                                              -----------
     Net increase (decrease) from
        fund share transactions                 3,136,056
                                              ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                     High Yield Bond Fund

                                          Period from
                                        July 9, 2001 to
                                       September 30, 2001
                                       ------------------
OPERATIONS
   Net investment income                      $   441,285
   Net realized gain/(loss) on
     investments and futures                     (880,107)
   Net change on unrealized
     appreciation/(depreciation)
     on investments and futures
     contracts                                 (1,282,990)
                                              -----------
                                               (1,721,812)
                                              -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                    (136,762)
   Net realized gain                             ---
   Return of capital                             ---
                                              -----------
                                           (136,762)
                                              -----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                   23,126,775
   Proceeds from shares purchased
     in the formation of the Apex
     Series                                           ---
   Reinvestment of distribution                    20,262
   Payments for shares redeemed                (2,438,491)
                                              -----------
                                               20,708,546
                                              -----------
NET INCREASE/(DECREASE) IN NET ASSETS          18,849,972

NET ASSETS
   Beginning of year                                  ---
                                              -----------
   End of year                                $18,849,972
                                              ===========
UNDISTRIBUTED NET INVESTMENT INCOME           $   304,523
                                              ===========
FUND SHARE TRANSACTIONS
   Sold                                         3,816,093
   Shares purchased in the
     formation of the Apex Series                     ---
   Reinvestment of distribution                     3,344
   Redeemed                                      (403,989)
                                              -----------
     Net increase / (decrease) from
         fund share transactions                3,415,448
                                              ===========

The accompanying notes are an integral part of the financial statements.

S&P 500 INDEX FUND
SEPTEMBER 30, 2001

COMMON STOCKS - 96.98%
                                                  SHARES         VALUE
                                                  ------         -----
BASIC MATERIALS - 2.59%
Air Products & Chemicals                           3,072    $    118,518
Alcan Inc.                                         4,255         127,650
Alcoa Inc.                                        11,591         359,437
Allegheny Technologies                             1,058          14,103
Archer-Daniels-Midland                             8,909         112,167
Barrick Gold Corp.                                 5,305          92,042
Bemis Company                                        699          27,855
Boise Cascade                                        755          22,273
Dow Chemical                                      12,008         393,382
Du Pont (E.I.)                                    13,976         524,380
Eastman Chemical                                   1,012          36,736
Ecolab Inc.                                        1,701          61,797
Engelhard Corp.                                    1,710          39,501
*FMC Corp.                                           388          19,008
*Freeport-McMoRan Copper                           1,989          21,859
Georgia-Pacific Group                              3,010          86,658
Great Lakes Chemical                                 661          14,608
*Hercules, Inc.                                    1,438          11,864
Homestake Mining                                   3,526          32,792
*Inco, Ltd.                                        2,434          30,206
International Flavors & Fragrances                 1,308          36,219
International Paper                                6,449         224,423
Louisiana-Pacific Corp.                            1,395           9,068
Mead Corp.                                         1,346          37,257
Newmont Mining                                     2,609          61,572
Nucor Corp.                                        1,024          40,653
*Pactiv Corporation                                2,116          30,661
Phelps Dodge                                       1,037          28,518
Placer Dome Inc.                                   4,387          56,110
PPG Industries                                     2,260         103,395
Praxair, Inc.                                      2,124          89,208
Rohm & Haas                                        2,942          96,380
Sigma-Aldrich                                      1,016          45,923
Temple-Inland                                        647          30,726
USX-U.S. Steel Group                               1,168          16,329
Vulcan Materials                                   1,351          58,363
Westvaco Corp.                                     1,347          34,618
Weyerhaeuser Corp.                                 2,934         142,915
Willamette Industries                              1,462          65,775
Worthington Industries, Inc.                       1,129          12,701
                                                            ------------
                                                               3,367,650
                                                            ------------
CAPITAL GOODS - 8.35%
*Allied Waste Industries                           2,636          33,609
*American Power Conversion                         2,609          30,473
Avery Dennison Corp.                               1,478          69,924
Ball Corp.                                           360          21,564
Boeing Company                                    11,644         390,074
Caterpillar Inc.                                   4,605         206,304
Cooper Industries                                  1,249          51,796
Crane Company                                        795          17,426
Cummins Inc.                                         528          17,424
Danaher Corp.                                      1,900          89,642
Deere & Co.                                        3,143         118,208
Dover Corp.                                        2,720          81,899
Eaton Corp.                                          921          54,532
Emerson Electric                                   5,725         269,419
Fluor Corp.                                          995          38,308
General Dynamics                                   2,668         235,638
General Electric                                 132,684       4,935,845
Goodrich Corporation                               1,364          26,571
Honeywell International                           10,687         282,137
Illinois Tool Works                                4,048         219,037
Ingersoll-Rand                                     2,150          72,670
ITT Industries, Inc.                               1,158          51,878
*Jabil Circuit                                     2,553          45,699
Johnson Controls                                   1,130          73,721
Lockheed Martin Corp.                              5,772         252,525
*McDermott International                             796           6,567
Millipore Corp.                                      589          31,182
Minnesota Mining & Manufacturing                   5,286         520,142
Molex Inc.                                         2,620          73,648
National Service Industries, Inc.                    519          10,717
*Navistar International                              779          22,007
Northrop Grumman Corp.                             1,139         115,039
PACCAR Inc.                                        1,008          49,463
Pall Corp.                                         1,648          32,054
Parker-Hannifin                                    1,559          53,474
Pitney-Bowes                                       3,378         129,040
*Power-One Inc.                                    1,033           6,353
Rockwell Collins                                   2,458          34,904
Rockwell International                             2,458          36,083
*Sanmina Corp.                                     4,267          57,946
*Sealed Air Corp.                                  1,101          40,175
*Solectron Corp.                                   8,644         100,703
Symbol Technologies                                2,941          30,851
Textron Inc.                                       1,906          64,061
*Thermo Electron                                   2,412          43,537
Thomas & Betts Corp.                                 763          13,337
Tyco International                                25,860       1,176,629
United Technologies                                6,278         291,927
Waste Management                                   8,329         222,717
                                                            ------------
                                                              10,848,879
                                                            ------------
COMMUNICATIONS SERVICES - 6.55%
ALLTEL Corp.                                       4,189         242,753
AT&T Corp.                                        46,052         888,804
*AT&T Wireless Services                           33,044         493,677
BellSouth                                         25,038       1,040,329
CenturyTel, Inc.                                   1,883          63,081
*Citizens Communications                           3,808          35,795
*Global Crossing                                  11,868          21,362
*NEXTEL Communications Inc.                       10,209          88,206
Qwest Communications International                22,194         370,640
SBC Communications Inc.                           44,952       2,118,137
Sprint Corp. FON Group                            11,851         284,543
*Sprint Corp. PCS Group                           12,493         328,441
Verizon Communications                            36,174       1,957,375
*WorldCom, Inc.                                   38,584         580,303
                                                            ------------
                                                               8,513,446
                                                            ------------
CONSUMER CYCLICALS - 8.40%
American Greetings Corp Class A                      837          11,082
*AutoZone Inc.                                     1,495          77,531
*Bed Bath & Beyond Inc.                            3,794          96,595
*Best Buy Co., Inc.                                2,780         126,351
*Big Lots, Inc.                                    1,493          12,377
Black & Decker Corp.                               1,069          33,353
Block H&R                                          2,410          92,930
Brunswick Corp.                                    1,150          18,941
Carnival Corp.                                     7,832         172,461
*Cendant Corporation                              12,499         160,247
Centex Corp.                                         777          26,208
Cintas Corporation                                 2,293          92,408
Circuit City Group                                 2,753          33,036
*Convergys Corp.                                   2,260          62,715
Cooper Tire & Rubber Co.                             956          13,613
*Costco Wholesale Corp.                            5,993         213,111
Dana Corp.                                         1,979          30,872
Delphi Automotive System                           7,502          88,149
Dillard's Inc                                      1,211          15,949
Dollar General                                     4,415          51,656
Dow Jones & Co.                                    1,152          52,335
Family Dollar Stores                               2,589          71,249
*Federated Department Stores                       2,703          76,225
Ford Motor                                        24,419         423,670
Gannett Co.                                        3,532         212,309
Gap (The)                                         11,387         136,075
General Motors                                     7,339         314,843
Genuine Parts                                      2,319          73,883
Goodyear Tire & Rubber                             2,110          38,887
Harley-Davidson                                    4,061         164,471
*Harrah's Entertainment                            1,564          42,244
Hasbro Inc.                                        2,308          32,312
Hilton Hotels                                      4,937          38,755
Home Depot                                        31,038       1,190,928
IMS Health Inc.                                    3,933          98,522
*International Game Technology                     1,000          42,500
Interpublic Group                                  5,193         105,937
*K mart                                            6,477          45,274
KB HOME                                              545          15,483
Knight-Ridder Inc.                                   965          53,895
*Kohl's Corp.                                      4,443         213,264
Leggett & Platt                                    2,629          51,266
Limited, Inc.                                      5,702          54,169
Liz Claiborne, Inc.                                  682          25,711
Lowe's Cos.                                       10,260         324,729
Marriott International                             3,215         107,381
Masco Corp.                                        6,138         125,461
*Mattel, Inc.                                      5,719          89,560
May Department Stores                              3,989         115,761
Maytag Corp.                                       1,013          24,960
McGraw-Hill                                        2,618         152,368
Meredith Corp.                                       659          21,174
New York Times Class A                             2,178          85,007
NIKE Inc.                                          3,618         169,359
Nordstrom                                          1,730          24,999
*Office Depot                                      3,992          54,291
Omnicom Group                                      2,372         153,943
Penney (J.C.)                                      3,511          76,891
Pulte Homes, Inc                                     798          24,459
RadioShack Corp.                                   2,488          60,334
*Reebok International                                753          15,587
Sears, Roebuck & Co.                               4,478         155,118
Sherwin-Williams                                   2,151          47,795
Snap-On Inc.                                         765          17,082
Stanley Works                                      1,132          41,375
*Staples Inc.                                      6,084          81,221
Starwood Hotels & Resorts                          2,587          56,914
Target Corp.                                      12,005         381,159
Tiffany & Co.                                      1,952          42,261
TJX Companies Inc.                                 3,767         123,934
*TMP Worldwide Inc.                                1,421          40,342
*Toys R Us Holding Companies                       2,640          45,487
Tribune Co.                                        4,050         127,170
TRW Inc.                                           1,666          49,680
V.F. Corp.                                         1,522          44,549
Visteon Corp.                                      1,753          22,351
Wal-Mart Stores                                   59,673       2,953,810
Whirlpool Corp.                                      876          48,487
                                                            ------------
                                                              10,908,791
                                                            ------------
CONSUMER STAPLES - 13.19%
Alberto-Culver Co.                                   735          28,584
Albertson's                                        5,478         174,639
AmerisourceBergen Corp.                            1,375          97,556
Anheuser-Busch                                    12,088         506,245
*AOL Time Warner Inc.                             59,135       1,957,369
Avon Products                                      3,188         147,445
Brown-Formann Corp.                                  902          56,988
Campbell Soup                                      5,450         152,600
Cardinal Health, Inc.                              5,951         440,076
*Clear Channel Communications                      7,835         311,441
Clorox Co.                                         3,156         116,772
Coca Cola Co.                                     33,238       1,557,200
Coca-Cola Enterprises                              5,599          85,889
Colgate-Palmolive                                  7,488         436,176
*Comcast Corporation                              12,582         451,316
ConAgra Foods Inc.                                 7,150         160,518
Coors (Adolph)                                       469          21,105
CVS Corp.                                          5,249         174,267
Darden Restaurants                                 1,599          41,974
Deluxe Corp.                                         956          33,020
Donnelley (R.R.) & Sons                            1,635          44,227
Fortune Brands, Inc.                               2,072          69,412
General Mills                                      3,787         172,309
Gillette Co.                                      14,115         420,627
Heinz (H.J.)                                       4,647         195,871
Hershey Foods                                      1,823         119,170
Kellogg Co.                                        5,434         163,020
Kimberly-Clark                                     7,154         443,548
*Kroger Co.                                       10,821         266,629
McDonald's Corp.                                  17,261         468,464
McKesson Corp.                                     3,805         143,791
Newell Rubbermaid Inc.                             3,571          81,097
Pepsi Bottling Group                               1,885          86,842
PepsiCo Inc.                                      23,575       1,143,388
Philip Morris                                     29,359       1,417,747
Procter & Gamble                                  17,405       1,266,910
Ralston-Ralston Purina                             4,114         134,939
*Robert Half International                         2,380          47,624
*Safeway Inc.                                      6,715         266,720
Sara Lee Corp.                                    10,575         225,248
*Starbucks Corp.                                   5,014          74,909
Supervalu Inc.                                     1,771          35,827
Sysco Corp.                                        9,052         231,188
*TRICON Global Restaurant                          1,960          76,871
Tupperware Corp.                                     759          15,134
Unilever N.V.                                      7,658         413,685
*Univision Communications                          2,808          64,444
UST Inc.                                           2,181          72,409
*Viacom Inc.                                      23,760         819,720
Walgreen Co.                                      13,577         467,456
Walt Disney Co.                                   27,855         518,660
Wendy's International                              1,522          40,561
Winn-Dixie Stores, Inc.                            1,869          21,400
Wrigley (Wm) Jr.                                   3,024         155,131
                                                            ------------
                                                              17,136,158
                                                            ------------
ENERGY - 6.60%
Amerada Hess                                       1,166          74,041
Anadarko Petroleum                                 3,333         160,251
Apache Corp.                                       1,653          71,079
Ashland Inc.                                         920          35,466
Baker Hughes                                       4,448         128,770
Burlington Resources                               2,885          98,696
*Chevron Corp.                                     8,600         728,850
Conoco Inc.                                        8,351         211,614
Devon Energy Corp.                                 1,719          59,134
EOG Resources                                      1,565          45,275
Exxon Mobil Corp.                                 92,090       3,628,346
Halliburton Co.                                    5,727         129,144
Kerr-McGee                                         1,414          73,401
*Nabors Industries                                 1,968          41,269
*Noble Drilling Corp.                              1,815          43,560
Occidental Petroleum                               4,949         120,459
Phillips Petroleum                                 4,969         268,028
*Rowan Cos.                                        1,264          15,648
Royal Dutch Petroleum                             28,588       1,436,546
Schlumberger Ltd.                                  7,673         350,656
Sunoco Inc.                                        1,118          39,801
Texaco Inc.                                        7,373         479,245
Transocean Sedco Forex                             4,275         112,860
Unocal Corp.                                       3,254         105,755
USX-Marathon Group                                 4,160         111,280
                                                            ------------
                                                               8,569,174
                                                            ------------
FINANCIAL - 17.75%
AFLAC Inc.                                          7,107         191,889
Allstate Corp.                                      9,669         361,137
Ambac Financial Group                               1,409          77,086
American Express                                   17,659         513,171
American International Group                       35,096       2,737,488
AmSouth Bancorporation                              5,029          90,874
Aon Corp.                                           3,431         144,102
Bank of America Corp.                              21,394       1,249,410
Bank of New York                                    9,923         347,305
Bank One Corp.                                     15,504         487,911
BB&T Corporation                                    5,616         204,703
Bear Stearns Cos.                                   1,430          71,514
Capital One Financial                               2,781         128,009
Charles Schwab                                     18,543         213,245
Charter One Financial                               2,923          82,493
Chubb Corp.                                         2,341         167,171
Cincinnati Financial                                2,155          89,691
Citigroup Inc.                                     67,116       2,718,198
Comerica Inc.                                       2,383         132,018
*Conseco Inc.                                       4,509          32,735
Countrywide Credit Industries                       1,531          67,257
Fannie Mae                                         13,351       1,068,881
Federal Home Loan Mtg.                              9,314         605,410
Fifth Third Bancorp                                 7,565         465,096
FleetBoston Financial                              14,510         533,243
Franklin Resources Inc                              3,452         119,681
Golden West Financial                               2,119         123,114
Hartford Financial Services                         3,164         185,853
Household International                             6,309         355,701
Huntington Bancshares                               3,360          58,162
J.P. Morgan Chase & Co.                            26,496         904,838
Jefferson-Pilot                                     2,070          92,074
John Hancock Financial                              3,970         158,602
KeyCorp                                             5,706         137,743
Lehman Brothers Holdings                            3,351         190,504
Lincoln National                                    2,566         119,653
Loews Corp.                                         2,641         122,225
Marsh & McLennan                                    3,685         356,340
MBIA Inc.                                           1,976          98,800
MBNA Corp.                                         11,414         345,730
Mellon Financial Corp.                              6,369         205,910
Merrill Lynch                                      11,202         454,801
MetLife Inc.                                       10,007         297,208
MGIC Investment                                     1,430          93,436
Moody's Corp.                                       2,176          80,512
Morgan Stanley,Dean Witter                         14,852         688,390
National City Corp.                                 8,018         240,139
Northern Trust Corp.                                2,971         155,918
PNC Financial Services                              3,872         221,672
Progressive Corp.                                    966         129,347
Providian Financial Corp                           3,830          77,175
Regions Financial Corp.                            3,036          87,619
SAFECO Corp.                                       1,708          51,804
SouthTrust Corp.                                   4,510         114,870
St. Paul Cos.                                      2,916         120,198
State Street Corp.                                 4,326         196,833
Stilwell Financial                                 2,980          58,110
SunTrust Banks                                     3,968         264,269
Synovus Financial                                  3,811         105,184
T.Rowe Price Associates                            1,625          47,613
Torchmark Corp.                                    1,691          65,949
U.S. Bancorp                                      25,434         564,126
Union Planters                                     1,807          77,520
UNUMProvident Corp.                                3,227          81,482
USA Education Inc.                                 2,199         182,319
Wachovia Corp.                                    18,740         580,940
Wachovia Corp. Contra                              2,806           1,347
Washington Mutual, Inc.                           11,630         447,522
Wells Fargo & Co.                                 22,905       1,018,125
XL Capital Ltd.                                    1,675         132,325
Zions Bancorp                                      1,301          69,812
                                                            ------------
                                                              23,061,532
                                                            ------------
HEALTH CARE - 14.61%
*Abbott Labs                                      20,727       1,074,695
*Aetna Inc.                                        1,895          54,747
Allergan, Inc.                                     1,760         116,688
American Home Products                            17,562       1,022,987
*Amgen Inc.                                       13,945         819,548
Applera Corp.                                      2,818          68,759
Bard (C.R.) Inc.                                     668          34,342
Bausch & Lomb                                        702          19,867
Baxter International Inc                           7,883         433,959
Becton, Dickinson                                  3,394         125,578
*Biogen, Inc.                                      1,980         110,048
Biomet, Inc.                                       3,582         104,774
*Boston Scientific                                 5,430         111,315
Bristol-Myers Squibb                              25,939       1,441,171
*Chiron Corp.                                      2,566         113,853
CIGNA Corp.                                        2,056         170,545
*Forest Laboratories                               2,347         169,313
*Guidant Corp.                                     4,123         158,736
HCA Inc.                                           7,174         317,880
*HEALTHSOUTH Corp.                                 5,177          84,178
*Humana Inc.                                       2,266          27,328
*Immunex Corp.                                     7,050         131,694
Johnson & Johnson                                 40,383       2,237,218
*King Pharmaceuticals                              3,016         126,521
Lilly (Eli) & Co.                                 15,107       1,219,135
*Manor Care Inc                                    1,372          38,553
*MedImmune Inc.                                    2,823         100,583
Medtronic Inc.                                    16,102         700,437
Merck & Co.                                       30,605       2,038,293
Pfizer, Inc.                                      84,257       3,378,706
Pharmacia Corp.                                   17,283         700,998
*Quintiles Transnational                           1,544          22,542
Schering-Plough                                   19,594         726,937
*St Jude Medical                                   1,118          76,527
Stryker Corp.                                      2,618         138,492
*Tenet Healthcare Corp.                            4,251         253,572
United Health Group Inc.                           4,273         284,155
*Watson Pharmaceuticals                            1,376          75,281
*WellPoint Health Network                            823          89,830
*Zimmer Holdings                                   2,593          71,956
                                                            ------------
                                                              18,991,741
                                                            ------------
TECHNOLOGY - 14.82%
*ADC Telecommunications, Inc.                     10,349          36,118
Adobe Systems Inc.                                 3,221          77,240
*Advanced Micro Devices                            4,591          37,417
*Agilent Technologies                              6,072         118,708
*Altera Corp.                                      5,162          84,554
*Analog Devices                                    4,793         156,731
*Andrew Corp.                                      1,068          19,416
*Apple Computer, Inc.                              4,636          71,904
*Applied Materials, Inc                           10,868         309,086
*Applied Micro Circuits Corp                       4,085          28,554
Autodesk, Inc.                                       758          24,301
Automatic Data Processing                          8,332         391,937
*Avaya Inc.                                        3,733          36,957
*BMC Software                                      3,287          41,745
*Broadcom Corporation                              3,471          70,461
*CIENA Corp.                                       4,325          44,504
*Cisco Systems, Inc.                              97,686       1,189,815
*Citrix Systems, Inc.                              2,481          49,124
COMPAQ Computer                                   22,615         187,931
Computer Associates International                  7,777         200,180
*Computer Sciences Corp.                           2,257          74,865
*Compuware Corp.                                   4,894          40,767
*Comverse Technology, Inc.                         2,486          50,913
*Concord EFS Inc.                                  3,217         157,472
*Conexant Systems, Inc.                            3,298          27,373
Corning Inc.                                      12,325         108,707
*Dell Computer Corp                               34,668         642,398
Eastman Kodak                                      3,871         125,924
Electronic Data Systems                            6,265         360,739
*EMC Corp.                                        29,455         346,096
Equifax Inc.                                       1,896          41,522
First Data                                         5,294         308,428
*FIserv Inc.                                       2,523          86,287
*Gateway, Inc.                                     4,332          23,609
Grainger (W.W.) Inc.                               1,258          48,873
Hewlett-Packard                                   25,870         416,507
Intel Corp.                                       89,758       1,834,654
International Business Machines                   23,189       2,140,345
*Intuit, Inc.                                      2,764          98,951
*JDS Uniphase Corp.                               17,511         110,670
*KLA-Tencor Corp.                                  2,491          78,666
*Lexmark International Inc.                        1,702          76,096
Linear Technology Corp.                            4,244         139,203
*LSI Logic                                         4,823          56,670
Lucent Technologies                               45,457         260,469
*Maxim Integrated Products, Inc.                   4,323         151,046
*Mercury Interactive Corp                          1,065          20,278
*Micron Technology                                 7,947         149,642
*Microsoft Corp.                                  71,834       3,675,742
Motorola Inc.                                     29,275         456,690
*National Semiconductor                            2,350          51,818
*NCR Corp.                                         1,290          38,249
*Network Appliance, Inc.                           4,237          28,812
Nortel Networks Holdings Co.                      42,526         238,571
*Novell Inc.                                       4,250          15,555
*Novellus Systems, Inc.                            1,901          54,293
*Oracle Corp.                                     74,924         942,544
*Palm Inc.                                         7,580          11,067
*Parametric Technology Corp.                       3,557          18,461
Paychex Inc.                                       4,989         157,203
*PeopleSoft Inc.                                   3,824          68,985
PerkinElmer, Inc.                                  1,314          34,479
*PMC - Sierra, Inc.                                2,040          20,951
*QLogic Corp.                                      1,206          22,914
*QUALCOMM Inc.                                    10,022         476,446
Raytheon Co.                                       4,744         164,854
*Sabre Holdings Corporation                        1,732          46,314
*Sapient Corp.                                     1,625           6,256
Scientific-Atlanta                                 2,158          37,873
*Siebel Systems, Inc.                              6,048          78,684
*Sun Microsystems, Inc.                           43,468         359,480
*Tektronix Inc.                                    1,267          22,160
*Tellabs, Inc.                                     5,500          54,340
*Teradyne, Inc.                                    2,337          45,572
Texas Instruments                                 23,188         579,236
*Unisys Corp.                                      4,195          36,329
*Veritas Software                                  5,304          97,806
*Vitesse Semiconductor Corp.                       2,543          19,708
Xerox Corp.                                        9,266          71,812
*Xilinx Inc.                                       4,418         103,956
*Yahoo! Inc.                                       7,482          65,916
                                                            ------------
                                                              19,256,929
                                                            ------------
TRANSPORTATION - 0.67%
*AMR Corp.                                         2,019          38,644
Burlington Northern Santa Fe                       5,288         141,454
CSX Corp.                                          2,856          89,964
Delta Air Lines                                    1,646          43,372
*FedEx Corporation                                 4,098         150,602
Norfolk Southern Corp.                             5,141          82,873
Ryder System Inc.                                    787          15,732
Southwest Airlines                                10,092         149,765
Union Pacific                                      3,319         155,661
*USAirways Group Inc.                                882           4,101
                                                            ------------
                                                                 872,168
                                                            ------------
UTILITIES - 3.45%
*AES Corp.                                         7,152          91,689
Allegheny Energy Inc.                              1,584          58,133
Ameren Corp.                                       1,837          70,541
American Electric Power                            4,314         186,510
*Calpine Corp.                                     4,005          91,354
CINergy Corp.                                      2,128          65,691
CMS Energy                                         1,762          35,240
Consolidated Edison Holdings                       2,839         115,604
Constellation Energy Group                         2,186          52,901
Dominion Resources                                 3,202         190,039
DTE Energy Co.                                     2,248          96,776
Duke Energy                                       10,265         388,530
Dynegy Inc.                                        4,329         150,000
*Edison International                              4,365          57,443
El Paso Corp.                                      6,796         282,371
Enron Corp.                                       10,004         272,409
Entergy Corp.                                      2,987         106,218
Exelon Corp.                                       4,266         190,264
FirstEnergy Corp.                                  3,020         108,569
FPL Group                                          2,369         126,860
GPU Inc.                                           1,625          65,585
KeySpan                                            1,803          59,932
Kinder Morgan, Inc.                                1,532          75,390
*Mirant Corporation                                4,531          99,229
*Niagara Mohawk Holdings Inc                       2,147          36,435
NICOR Inc.                                           581          22,514
NiSource Inc.                                      2,730          63,636
Peoples Energy Corp.                                 448          17,812
PG&E Corp.                                         5,187          78,842
Pinnacle West Capital                              1,115          44,266
PPL Corporation                                    1,941          63,277
Progress Energy, Inc.                              4,083         123,715
Public Service Enterprise                          2,873         122,246
Reliant Energy                                     3,949         103,938
Sempra Energy                                      2,740          67,815
Southern Co.                                       9,058         217,211
TXU Corp.                                          3,459         160,221
Williams Cos.                                      6,971         190,308
Xcel Energy Inc.                                   4,564         128,477
                                                               4,477,991
                                                            ------------
      Total Common Stocks
           (cost $177,263,677)                               126,004,459
                                                            ------------
UNIT INVESTMENT TRUST - 1.25%
 S&P 500 Depositary Receipts                      18,783       1,622,787
                                                            ------------
      Total Unit Investment Trust
           (cost $1,672,322)                                   1,622,787
                                                            ------------

                                              PRINCIPAL        VALUE
                                              ---------        -----
SHORT-TERM INVESTMENTS(3) - 1.64%
VARIABLE RATE DEMAND NOTES(1) - 1.24%
 Firstar Bank (2.416% due 12/31/31)           $1,615,098       1,615,098
                                                            ------------
U.S. TREASURY BILL - 0.40%
 (3.502% due 10/04/01)                           525,000         524,850
                                                            ------------
      Total Short-Term Investments
           (cost $2,139,948)                                   2,139,948
                                                            ------------
 TOTAL INVESTMENTS - 99.87%
(cost $181,075,947)(2)                                        129,767,194
                                                            ------------
 OTHER ASSETS AND LIABILITIES - 0.13%                            163,391
                                                            ------------
 TOTAL NET ASSETS - 100%                                    $129,930,585
                                                            ============

______________
*Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $10,970,366 and ($62,279,119), respectively.

(3) Securities and other assets with an aggregate value of $2,087,400 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

                                                    Unrealized
                                                   Appreciation/
Type                              Contracts       (Depreciation)
S&P 500 Index (12/01)                8                $9,000





The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
S&P MIDCAP 400 INDEX FUND
SEPTEMBER 30, 2001

COMMON STOCKS - 82.98%
                                                SHARES         VALUE
                                                ------         -----
BASIC MATERIALS - 4.38%
*Airgas Inc.                                       1,098    $    14,570
AK Steel Holdings Corp.                            1,769         14,948
Albemarle Corp.                                      742         14,024
Arch Coal                                            850         13,260
Bowater Inc.                                         889         39,134
Cabot Corp.                                        1,070         42,693
Carpenter Technology Corp.                           356          7,921
Crompton Corp.                                     1,817         12,592
Cytec Corp                                         1,875         50,213
*Cytec Industries Inc.                               651         15,071
Ferro Corp.                                          554         12,842
Fuller (H.B.) Co.                                    227         10,397
Georgia-Pacific Group                              1,299         47,050
IMC Global Inc.                                    1,861         16,749
Longview Fibre Co.                                   829          8,373
Lubrizol Corp.                                       839         26,512
Lyondell Chemical Co.                              1,897         21,721
Martin Marietta Materials                            754         29,489
Minerals Technologies Inc                            328         12,379
Olin Corp.                                           709         10,422
P.H. Glatfelter Co.                                  684         10,472
*Packaging Corp. of America                        1,775         27,424
Potlatch Corp.                                       467         12,604
Rayonier Inc.                                        438         17,726
RPM Inc.                                           1,648         15,574
Schulman (A.), Inc.                                  470          4,818
Solutia Inc.                                       1,669         20,696
Sonoco Products                                    1,530         35,955
*UCAR International Inc.                             855          7,610
Universal Corp.                                      438         14,616
Valspar Corp.                                        761         25,443
Wausau-Mosinee Paper Corp.                           827          9,676
                                                            -----------
                                                                622,974
                                                            -----------
CAPITAL GOODS - 6.03%
AGCO Corp.                                         1,193         10,797
*Albany International Corporation  - Class A         496          7,420
*American Standard Cos.                            1,120         61,600
AMETEK, Inc.                                         519         13,639
Carlisle Companies, Inc.                             488         13,679
Diebold, Inc.                                      1,154         43,967
Donaldson Company, Inc.                              716         20,635
*Dycom Industries, Inc.                              681          7,900
Federal Signal Corp.                                 731         12,895
*Flowserve Corp.                                     604         11,929
Granite Construction Inc.                            660         16,922
Harsco Corp.                                         645         17,905
Hillenbrand Industries                             1,007         54,348
HON Industries                                       971         21,323
Hubbell Inc. Class B                                 960         27,994
*Jacobs Engineering Group                            427         26,645
Kaydon Corp.                                         482         10,088
*KEMET Corp.                                       1,412         23,242
Kennametal Inc.                                      492         15,705
*MasTec Inc.                                         768          3,917
Miller (Herman)                                    1,237         24,084
Newport News Shipbuilding                            569         38,237
Nordson Corp                                         524         11,449
Pentair Corp.                                        788         24,247
*Plexus Corp.                                        666         15,704
Precision Castparts                                  827         18,359
*Quanta Services                                     921         13,124
Reynolds & Reynolds                                1,179         27,471
*SCI Systems Inc.                                  2,356         42,408
*Sensormatic Electronics Corp.                     1,267         29,876
*Sequa Corp.                                         168          7,600
*SPX Corp.                                           638         52,890
Stewart & Stevenson Services, Inc.                   453         10,908
Tecumseh Products Company - Class A                  304         13,841
Teleflex                                             618         23,107
Trinity Industries, Inc.                             594         12,860
*Vishay Intertechnology                            2,228         40,995
Wallace Computer Services, Inc.                      652         10,368
York International                                   613         17,556
                                                            -----------
                                                                857,634
                                                            -----------
COMMUNICATIONS - 1.21%
*BroadWing Inc.                                    3,489         56,103
*Powerwave Technologies Inc.                       1,019         12,146
*Price Communications Corp.                          896         15,187
Telephone & Data Systems                             948         89,397
                                                            -----------
                                                                172,833
                                                            -----------
CONSUMER CYCLICALS - 10.81%
*Abercrombie & Fitch Co.                           1,592         28,003
*Acxiom Corp.                                      1,447         13,602
*American Eagle Outfitters                         1,123         22,348
*Apollo Group                                      1,853         77,882
ArvinMeritor Inc.                                  1,059         15,133
Bandag Inc.                                          333          9,108
*Barnes & Noble                                    1,042         37,616
Belo Corp.                                         1,761         28,246
*BJ's Wholesale Club                               1,169         55,656
Blyth Inc.                                           762         15,156
*Borders Group                                     1,274         24,397
BorgWarner Inc                                       423         17,047
Callaway Golf Co.                                  1,201         15,373
*Catalina Marketing                                  896         25,088
*CDW Computer Centers                              1,407         50,905
*ChoicePoint Inc.                                    985         41,015
Claire's Stores, Inc.                                792         10,019
Clayton Homes                                      2,227         27,169
*Coach, Inc.                                         702         18,610
*DeVRY Inc.                                        1,125         40,388
*Dollar Tree Stores                                1,803         34,059
*Dun & Bradstreet Corp.                            1,294         36,232
*Extended Stay America                             1,475         21,343
Fastenal Company                                     612         34,872
*Furniture Brands International, Inc.                800         15,584
*Galileo International                             1,435         29,791
*Gentex Corp.                                      1,196         28,572
*GTECH Holdings Corp.                                464         16,027
Harte-Hanks, Inc.                                  1,021         22,094
International Speedway                               858         29,884
*Jones Apparel Group                               1,924         49,043
Lancaster Colony                                     609         17,058
*Lands' End, Inc.                                    471         13,612
*Lear Corporation                                  1,026         27,723
Lee Enterprises, Inc.                                704         22,296
Lennar Corp.                                       1,017         36,653
*Mandalay Resort Group                             1,230         19,963
*Media General, Inc.                                 368         15,956
Modine Manufacturing Co.                             518         12,732
*Mohawk Industries                                   845         31,054
*NCO Group Inc.                                      413          5,650
*Neiman-Marcus Group                                 767         18,753
*Park Place Entertainment                          4,805         35,221
*Payless ShoeSource Inc.                             353         19,344
Pittston Brink's Group                               834         15,095
Readers Digest Assoc.                              1,665         30,619
Rollins, Inc.                                        485          7,542
Ross Stores                                        1,310         38,318
*Saks Incorporated                                 2,295         11,475
*Scholastic Corp.                                    562         24,447
*Six Flags Inc.                                    1,477         18,064
*Sotheby's Holdings, Inc.                            953         11,426
Superior Industries International, Inc.              417         13,849
*Sylvan Learning Systems, Inc.                       603         13,809
*Tech Data Corp.                                     866         32,821
*Unifi, Inc.                                         866          7,101
*United Rentals                                    1,136         19,698
Viad Corp.                                         1,414         27,120
Washington Post                                      152         79,010
*Williams-Sonoma Inc.                                916         21,810
                                                            -----------
                                                              1,538,481
                                                            -----------
CONSUMER STAPLES - 6.45%
Banta Corp.                                          396         11,037
Bob Evans Farms, Inc.                                561         10,143
*Brinker International                             1,604         37,886
CBRL Group, Inc.                                     899         19,751
Church & Dwight Company Inc.                         623         16,105
Dean Foods Co.                                       574         26,548
Dial Corp.                                         1,531         25,338
Dole Food Co., Inc.                                  901         19,281
Dreyer's Grand Ice Cream, Inc.                       455         13,218
*Emmis Communications                                757         10,916
*Energizer Holdings Inc.                           1,479         24,581
*Entercom Communications                             732         24,888
*Hispanic Broadcasting Class A                     1,757         28,288
Hormel Foods Corp.                                 2,236         52,814
IBP, Inc.                                            837         19,795
Interstate Bakeries Corp                             813         20,732
Kelly Services, Inc.                                 582         11,756
*Korn/Ferry International                            605          4,991
Lance, Inc.                                          466          6,184
Longs Drug Stores Corp                               609         16,565
Manpower Inc.                                      1,221         32,149
McCormick & Co.                                    1,106         50,655
*Modis Professional Services Inc.                  1,556          6,224
*Outback Steakhouse                                1,246         31,910
*Papa John's International, Inc.                     371          9,665
*Patterson Dental                                  1,075         39,625
PepsiAmericas, Inc.                                2,512         37,554
*Perrigo Co.                                       1,181         17,892
RJ Reynolds Tobacco Holdings                       1,645         93,995
Ruddick Corp.                                        748         11,444
Sensient Technologies Corp.                          787         14,662
Smucker (J.M.) Co.                                   392         10,055
*Suiza Foods Corp.                                   438         27,655
Tootsie Roll                                         795         30,417
Tyson Foods                                        3,604         36,112
*Valassis Communication                              865         27,602
*Westwood One, Inc.                                1,767         39,315
                                                            -----------
                                                                917,748
                                                            -----------
ENERGY - 4.45%
*BJ Services                                       2,648         47,108
*Cooper Cameron Corp.                                871         28,569
ENSCO International                                2,234         32,661
*Forest Oil                                          775         19,220
*Global Marine                                     2,843         39,802
*Grant Prideco                                     1,750         10,658
*Hanover Compressor Holding Co                     1,014         21,943
Helmerich & Payne                                    808         21,089
Murphy Oil                                           726         52,533
*National-Oilwell Inc.                             1,300         18,850
Noble Affiliates                                     902         27,953
Ocean Energy Inc.                                  2,701         44,026
Pennzoil-Quaker State                              1,269         14,187
*Pioneer Natural Resources                         1,588         22,597
*Pride International                               2,115         21,996
*Smith International                                 816         29,702
Tidewater Inc.                                       973         25,969
Ultramar Diamond Shamrock                          1,149         55,083
Valero Energy                                        985         34,574
*Varco International                               1,523         18,398
*Weatherford International. Inc                    1,827         46,607
                                                            -----------
                                                                633,525
                                                            -----------
FINANCIAL - 16.14%
Allmerica Financial                                  856         38,392
American Financial Group                           1,069         23,732
*AmeriCredit Corp.                                 1,292         40,853
Associated Banc-Corp                               1,078         36,533
Astoria Financial                                    806         47,764
Banknorth Group Inc.                               2,213         49,394
*Certegy, Inc.                                     1,115         28,945
City National Corp.                                  771         33,269
Colonial BancGroup, Inc. (The)                     1,760         22,528
Compass Bancshares                                 2,058         53,570
Dime Bancorp Inc.                                  1,846         72,585
*E*Trade Group                                     5,132         31,049
Eaton Vance                                        1,080         33,858
Edwards (A.G.), Inc.                               1,295         45,467
Everest Re Group                                     740         47,878
Fidelity National Financial                        1,385         37,243
First Tennessee National                           2,077         76,849
First Virginia Banks                                 743         34,029
FirstMerit Corp.                                   1,418         33,280
Gallagher (Arthur J.)                              1,269         42,956
Golden State Bancorp                               2,189         66,546
Greater Bay Bancorp                                  682         15,870
Greenpoint Financial Corp.                         1,631         57,248
HCC Insurance Holdings                               901         23,696
Hibernia Corp.                                     2,558         41,823
Horace Mann Educators Corp                           654         11,543
*IndyMac Bancorp Inc.                              1,013         27,462
Investors Financial Serv.                            485         27,955
*LaBranche & Co.                                     906         20,113
Legg Mason                                         1,005         39,959
Leucadia National Corp.                              892         27,830
M&T Bank Corp.                                     1,562        115,588
Marshall & Ilsley Corp.                            1,659         94,049
Mercantile Bankshares                              1,129         44,821
National Commerce Financial                        3,321         86,678
Neuberger Berman Inc.                              1,180         41,158
North Fork Bancorp.                                2,641         78,543
Ohio Casualty Corp                                   968         12,574
Old Republic International                         1,899         49,773
Pacific Century Financial                          1,286         30,054
PMI Group                                            713         44,484
Protective Life Corp.                              1,102         31,958
Provident Financial Group                            790         19,948
Radian Group                                       1,490         57,365
Roslyn Bancorp                                     1,492         27,617
SEI Corp.                                          1,757         56,224
*Silicon Valley Bancshares                           788         15,918
Sovereign Bancorp                                  3,998         37,981
Stancorp Financial Group                             500         24,175
TCF Financial                                      1,296         59,694
The MONY Group                                       807         26,728
Unitrin, Inc.                                      1,094         41,813
Waddell & Reed Financial                           1,281         33,306
Webster Financial Corp.                              792         26,104
Westamerica Bancorp                                  588         21,198
Wilmington Trust Corp.                               522         28,814
                                                            -----------
                                                              2,296,784
                                                            -----------
HEALTH CARE - 10.98%
*Apogent Technologies Inc.                         1,700         40,630
*Apria Healthcare Group Inc.                         848         21,963
*Barr Laboratories                                   569         44,985
Beckman Coulter Inc.                                 961         42,524
*Cor Therapeutics                                    880         19,914
*Covance Inc.                                        935         16,746
Dentsply International                               833         38,268
*Edwards Lifesciences Corp.                          953         21,347
*Express Scripts                                   1,252         69,261
*First Health Group Inc.                           1,538         45,186
*Genzyme Corp.                                     3,114        141,438
*Gilead Sciences                                   1,520         85,378
*Health Management Assoc.                          3,941         81,815
*Health Net Inc.                                   1,982         38,094
ICN Pharmaceuticals                                1,284         33,833
*IDEC Pharmaceuticals Corp                         2,399        118,918
*INCYTE Genomics Inc.                              1,035         14,138
*IVAX Corp.                                        3,216         71,299
*LifePoint Hospitals Inc.                            626         27,544
*Lincare Holdings                                  1,680         44,638
*Millennium Pharmaceuticals                        3,498         62,124
Mylan Laboratories                                 2,019         65,860
Omnicare, Inc.                                     1,487         32,461
*Oxford Health Plans                               1,588         45,099
*PacifiCare Health Systems Inc. - Class B            552          6,950
*Protein Design Labs.                                700         33,061
*Quest Diagnostics                                 1,494         92,180
*Schein (Henry) Inc.                                 715         27,599
*Sepracor Inc.                                     1,253         44,983
*STERIS Corp.                                      1,113         21,882
*Triad Hospitals                                   1,135         40,179
*Trigon Healthcare Inc.                              606         39,693
*Vertex Pharmaceuticals                            1,156         20,856
*VISX Inc.                                           909         12,026
                                                            -----------
                                                              1,562,872
                                                            -----------
TECHNOLOGY - 13.81%
*3Com Corp.                                        5,435         20,381
*ADTRAN, Inc.                                        637         12,167
*Advanced Fibre Comm.                              1,300         18,993
*Advent Software, Inc.                               548         20,632
*Affiliated Computer Services                        806         65,616
*Arris Group Inc.                                    615          2,202
*Arrow Electronics                                 1,585         33,063
*Ascential Software Corp.                          4,634         15,292
*Atmel Corp.                                       7,457         49,813
Avnet, Inc                                         1,886         34,306
*Avocent Corp.                                       704         10,476
*BISYS Group                                         924         48,990
*Cabot Microelectronics Corp.                        384         18,551
*Cadence Design Systems                            3,966         66,034
*Ceridian Corp.                                    2,344         33,988
*Checkfree Corp.                                   1,232         20,907
*Cirrus Logic                                      1,279          9,490
*CommScope, Inc.                                     826         14,761
*Credence Systems Corp                               981         11,821
*CSG Systems International                           848         34,768
*Cypress Semiconductor                             2,042         30,344
*DSP Group, Inc.                                     438          8,738
*DST Systems Inc.                                  2,013         87,062
*Electronic Arts                                   2,157         98,510
*Enterasys Networks                                3,038         19,595
*FEI Company                                         510         11,093
Gartner Group, Inc.                                1,386         12,058
Harris Corp.                                       1,062         33,793
Henry (Jack) & Assoc., Inc.                        1,441         32,696
*Imation Corp.                                       568         11,871
*InFocus Corp.                                       620          8,091
*Integrated Devices Tech                           1,723         34,667
*International Rectifier                           1,007         27,421
*Investment Technology Group                         509         28,244
*Keane Inc.                                        1,111         15,165
*L-3 Communications                                  626         54,744
*Lam Research                                      1,981         33,578
*Lattice Semiconductor                             1,737         27,271
*Legato Systems Inc.                               1,416          7,760
*LTX Corp.                                           822         11,187
*Macromedia Inc.                                     948         11,480
*Macrovision Corp                                    801         22,756
*Mentor Graphics                                   1,044         14,386
*Micrel Inc.                                       1,472         29,352
*Microchip Technology Inc                          2,106         56,441
*MIPS Technologies, Inc.                             636          3,816
*National Instruments                                822         21,512
*Network Associates Inc.                           2,219         28,603
Newport Corporation                                  576          8,122
*NVIDIA Corp.                                      2,250         61,808
*Plantronics Inc.                                    793         13,521
*Polycom Inc.                                      1,318         32,120
*Quantum Corp.-DSSG Stock                          2,438         19,894
*Rational Software Corp                            3,289         28,483
*Retek Inc.                                          771          9,730
*RF Micro Devices, Inc.                            2,666         44,256
*RSA Security Inc.                                   920         12,383
*SanDisk Corporation                               1,085         10,698
*Semtech Corp.                                     1,084         30,764
*Storage Technology                                1,677         21,046
*SunGard Data Systems                              4,292        100,304
*Sybase Inc.                                       1,640         15,252
*Sykes Enterprises, Inc.                             656          3,660
*Symantec Corp.                                    1,220         42,297
*Synopsys Inc.                                       979         39,268
*Titan Corp. (The)                                   995         19,502
*Transaction Systems Architects, Inc.                583          3,661
*TranSwitch Corp.                                  1,331          4,073
*TriQuint Semiconductor Inc.                       2,058         32,908
*Waters Corporation                                2,085         74,580
*Wind River Systems                                1,276         13,398
                                                            -----------
                                                              1,966,213
                                                            -----------
TRANSPORTATION - 1.56%
Airborne Inc.                                        775          7,401
*Alaska Air Group, Inc.                              427          8,527
Alexander & Baldwin, Inc.                            654         15,310
*Atlas Air Worldwide Holdings                        616          6,068
C.H. Robinson Worldwide                            1,362         39,444
CNF Inc.                                             789         18,013
*EGL Inc.                                            754          6,688
Expeditors International                             829         39,253
GATX Corp.                                           769         25,869
*Hunt (J.B.) Transport Services, Inc.                567          7,394
Overseas Shipholding Group, Inc.                     549         12,078
*Swift Transportation Co., Inc.                    1,323         23,416
*Wisconsin Central Transportation Corp.              748         12,776
                                                            -----------
                                                                222,237
                                                            -----------
UTILITIES - 7.16%
AGL Resources Inc.                                   875         17,474
Allete Inc.                                        1,339         34,332
Alliant Energy                                     1,275         39,908
American Water Works                               1,589         62,766
Black Hills                                          419         12,788
Cleco Corporation                                    724         14,922
Conectiv                                           1,429         33,582
*Covanta Energy Corp.                                805          9,402
DPL Incorporated                                   2,060         50,099
DQE, Inc.                                            902         17,354
Energy East                                        1,897         38,149
Equitable Resources                                1,004         30,130
Hawaiian Electric Industries, Inc.                   529         20,631
IDACORP Inc. Holdings Co.                            603         21,563
*Kansas City Power & Light                         1,000         26,090
MDU Resources                                      1,060         24,772
Montana Power Co.                                  1,707          8,962
National Fuel Gas                                  1,274         29,340
Northeast Utilities                                2,316         43,379
NSTAR                                                855         35,825
OGE Energy Corp.                                   1,256         27,469
ONEOK Inc.                                           975         16,146
Potomac Electric Power                             1,750         38,430
Public Service Co. of New Mexico                     630         15,882
Puget Energy, Inc.                                 1,381         29,678
Questar Corp.                                      1,299         26,214
SCANA Corp.                                        1,689         42,867
Sierra Pacific Resources                           1,577         23,810
TECO Energy                                        2,152         58,322
UtiliCorp United                                   1,781         49,886
Vectren Corporation                                1,078         24,136
Western Gas Resources, Inc.                          526         13,692
Western Resources                                  1,129         18,685
WGL Holdings Inc.                                    751         20,194
Wisconsin Energy                                   1,893         42,593
                                                            -----------
                                                              1,019,472
                                                            -----------
     Total Common Stocks
          (cost $13,518,917)                                 11,810,773
                                                            -----------

UNIT INVESTMENT TRUST - 1.80%
S&P MidCap 400 Depositary Receipts                 3,238        256,287
                                                            -----------
     Total Unit Investment Trust
          (cost $273,485)                                       256,287
                                                            -----------

                                                PRINCIPAL       VALUE
SHORT-TERM INVESTMENTS(3) - 11.98%
VARIABLE RATE DEMAND NOTES(1) - 10.68%
American Family (2.315% due 12/31/31)           $458,316    $   458,316
Firstar Bank (2.416% due 12/31/31)               629,031        629,031
Wisconsin Electric (2.315% due 12/31/31)         433,201        433,201
                                                            -----------
                                                              1,520,548
                                                            -----------
U.S. TREASURY BILL - 1.30%
3.502% due 10/04/01                              185,000        184,947
                                                            -----------
     Total Short-Term Investments
          (cost $1,705,495)                                   1,705,495
                                                            -----------
TOTAL INVESTMENTS - 96.76%
(cost $15,497,897)(2)                                        13,772,555
                                                            -----------
OTHER ASSETS AND LIABILITIES - 3.24%                            461,080
                                                            -----------
TOTAL NET ASSETS - 100% $                                   $14,233,635
                                                            ===========

______________
*Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $1,684,126 and ($3,409,468), respectively.

 (3) Securities and other assets with an aggregate value of $1,733,800 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

                                                     Unrealized
                                                    Appreciation/
Type                                 Contracts     (Depreciation)
-----------------------------------------------------------------
S&P MidCap 400 Index (12/01)              8           ($34,800)





The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
RUSSELL 2000 SMALL CAP INDEX FUND
SEPTEMBER 30, 2001

COMMON STOCKS - 93.75%
                                                              SHARE        VALUE
                                                              -----        -----
BASIC MATERIALS - 3.10%
AMCOL InternationalCorporation                                  506   $     2,859
Albemarle Corp.                                                 638        12,058
*Airgas Inc.                                                  1,404        18,631
Arch Chemicals Inc.                                             508        11,532
*Buckeye Technologies Inc                                       538         5,326
*Bethlehem Steel Corporation                                  3,268         4,183
Brush Engineered Materials Inc.                                 417         5,734
ChemFirst Inc.                                                  272         5,489
Century Aluminum Co.                                            315         2,523
Crompton Corp.                                                2,848        19,737
Cleveland-Cliffs Inc.                                           240         3,456
Carpenter Technology Corp.                                      486        10,814
Caraustar Industries, Inc.                                      652         6,024
*Cytec Industries Inc.                                        1,017        23,544
Deltic Timber Corp.                                             250         6,325
Ferro Corp.                                                     714        16,551
Fuller (H.B.) Co.                                               356        16,305
Georgia Gulf Corp.                                              609         9,787
P.H. Glatfelter Co.                                             318         4,869
IMC Global Inc.                                               2,725        24,525
*International Specialty Products Inc.                          328         2,896
*Kaiser Aluminum Corp.                                          746         1,917
Quaker Chemical Corp.                                           194         3,521
Longview Fibre Co.                                            1,291        13,039
Louisiana-Pacific Corp.                                       2,628        17,082
Millennium Chemicals Inc.                                     1,597        16,753
MacDermid Inc.                                                  519         6,612
Minerals Technologies Inc                                       493        18,606
NL Industries Inc                                               244         3,658
Olin Corp                                                       875        12,863
Omnova Solutions Inc.                                           997         6,231
*Oregon Steel Mills, Inc.                                       649         3,472
*Octel Corporation                                              251         4,581
Potlatch Corp.                                                  713        19,244
Southern Peru Copper Corp.                                      355         3,355
PolyOne Corp.                                                 1,950        15,210
Pope & Talbot, Inc.                                             349         4,467
Roanoke Electric Steel Corp.                                    274         3,261
Rock-Tenn Company                                               291         3,201
Gibraltar Steel Corporation                                     138         2,084
RPM Inc.                                                      2,574        24,324
Reliance Steel & Aluminum Company                               479        11,381
Ryerson Tull Inc                                                562         7,053
*RTI International Metals Inc.                                  526         4,392
Rayonier Inc.                                                   684        27,677
Stepan Company                                                  158         2,852
Spartech Corporation                                            337         6,969
Schulman (A.), Inc.                                             735         7,534
*Symyx Technologies Inc.                                        642         9,470
*Steel Dynamics Inc.                                            630         6,231
*Stillwater Mining Co.                                          975        19,617
Schweitzer-Mauduit International, Inc.                          373         8,848
*Titanium Metals Corporation                                    492         1,574
*Terra Industries Inc.                                          964         2,863
Tremont Corp.                                                    32           880
USEC Inc.                                                     2,027        13,034
*Uniroyal Technology Corporation                                339         1,064
Wellman, Inc.                                                   675         7,796
Wausau-Mosinee Paper Corp.                                    1,165        13,631
                                                                      -----------
                                                                          549,515
                                                                      -----------
COMMUNICATIONS - 7.62%
*Adelphia Business Solutions Inc.                               700           742
*Adaptec, Inc.                                                2,482        19,509
*ADTRAN, Inc.                                                   532        10,161
*Aether Systems Inc.                                            550         3,449
*Alliance Fiber Optic Products Inc                              364           295
*Agile Software Corporation                                     759         6,899
*Applied Innovation Inc.                                        221         1,757
*Ackerley Group, Inc.                                           378         4,045
*Akamai Technologies Inc.                                     1,736         5,052
*Allen Telecom Inc.                                             641         5,577
*Alloy Online Inc                                               208         2,567
*Alaska Communications Systems Group, Inc.                      231         1,758
*Andrew Corp.                                                 2,050        37,265
*Anaren Microwave, Inc.                                         530         8,666
*answerthink Inc.                                               964         4,531
*American Online Latin America Inc.                             559         1,839
*APAC Customer Services, Inc                                    606         1,061
*Alamosa PCS Holdings Inc.                                    1,742        24,127
*Arris Group Inc.                                               648         2,320
*Art Technology Group Inc.                                    1,362           953
*Aeroflex Inc.                                                1,501        16,511
*Asiainfo Holdings Inc                                          669         7,954
*Aspect Communications Corporation                            1,300         2,327
*Auspex Systems, Inc.                                         1,138         2,674
*AT&T Latin America Corp.                                     1,089         1,917
*Avici Systems Inc.                                           1,237         1,583
*Avocent Corp.                                                1,112        16,547
*Avanex Corporation                                             734         2,173
*Aware, Inc.                                                    570         2,246
*Anixter International Inc.                                     652        16,157
*Beasley Broadcast Group Inc.                                   192         1,968
*Black Box Corp.                                                483        20,325
*Boston Communications Group, Inc.                              378         4,234
*Blue Martini Software Inc.                                     746           582
*Braun Consulting Inc                                           231           832
*Carrier Access Corporation                                     266           716
*C-COR.net Corporation                                          814         5,576
*Cable Design Technologies Corporation                        1,103        13,071
Conestoga Enterprises, Inc.                                     198         4,544
*CacheFlow Inc.                                                 547           821
*Chordiant Software, Inc.                                       697         1,303
*Click Commerce Inc.                                            433           650
* +Clarent Corporation                                          752           752
*Cumulus Media Inc.                                             739         5,136
*Computer Network Technology Corporation                        748         7,869
*Commerce One Inc.                                            4,960        12,202
*Copper Mountain Networks Inc.                                1,332         1,066
*Corillian Corporation                                          486           962
*CoSine Communications, Inc                                   2,197           813
*Crossroads Systems Inc.                                        480         1,584
*Crown Media Holdings, Inc.                                     418         4,285
*1-800 Contacts Inc.                                            171         2,103
CT Communications Inc. - Class B                                392         5,723
*Commonwealth Telephone Enterprises, Inc.                       273        10,033
*Centillium Communications Inc.                                 635         3,848
*Centra Software, Inc.                                          535         4,580
*CommScope, Inc.                                              1,294        23,123
*Choice One Communications Inc.                                 251           409
*Centennial Communications Corp                                 198         1,782
*Dobson Communications Corporation                              591         6,117
*Docent, Inc.                                                   919         1,902
*Digital Insight Corporation                                    646         7,429
*Digital Generation Systems, Inc.                               888         1,261
*Digital Lightwave Inc.                                         319         3,129
*Digex, Inc                                                     550         1,837
*Ditech Communications Corporation                              597         2,507
*Digitas Inc.                                                   217           499
*Digitalthink Inc.                                              490         3,788
*divine, inc.                                                 2,424         1,502
*FTD.COM Inc.                                                   207           797
*Engage, Inc.                                                 1,100           264
*Entrust Technologies Inc.                                    1,182         3,369
*E.piphany Inc.                                               1,555         6,609
*eSpeed Inc. - Class A                                          396           396
*Extensity Inc.                                                 371         1,039
*Fibercore Inc.                                                 792         1,901
*Focal Communications Corporation                               394           114
*F5 Networks Inc.                                               422         3,916
*Sorrento Networks Corp                                         320           640
*Frontline Captial Group                                        514            46
*1 800 FLOWERS.COM Inc.                                         209         2,521
*Freemarkets Inc.                                               728         7,702
Fisher Communications Inc                                      .103         5,356
Gray Communications Systems, Inc.                               232         3,526
*Genuity Inc.                                                 3,808         5,979
*Getty Images Inc.                                              852         9,398
*Golden Telecom, Inc.                                           239         1,864
*General Communication, Inc.                                    943        11,410
*GoTo.com Inc.                                                  455         5,710
Grey Global Group Inc.                                           18         9,954
*Global Sports Inc.                                             293         3,413
*Harmonic, Inc.                                               1,382        11,194
*HotJobs.com Inc                                                615         3,672
Hickory Tech Corp.                                              326         5,314
*ACTV, Inc.                                                   1,027         2,095
*iBasis Inc.                                                    828           348
*Internet Capital Group, Inc                                  4,754         1,902
*InterDigital Communications Corp.                            1,342         9,837
*IDT Corp.                                                      854         9,821
*Information Holdings Inc.                                      489         9,604
*Illuminet Holdings, Inc.                                       685        26,248
*I-many Inc.                                                    837         1,942
*IMPSAT Fiber Networks Inc.                                     391            78
*InterNAP Network Services Corporation                        3,781         3,781
*Inktomi Corporation                                          2,848         7,804
*Interland, Inc.                                                958         1,006
*InfoSpace.com Inc.                                           6,136         8,836
*Inet Technologies Inc.                                         246         1,454
*ITC DeltaCom Inc.                                              897         1,076
*ITXC Corp.                                                     591         1,507
*JNI Corporation                                                571         3,569
*Journal Register Company                                       673        11,105
Wiley (John) & Sons, Inc.                                     1,135        23,698
*Kana Software, Inc.                                          3,681         1,325
*4 Kids Entertainment Inc.                                      210         4,179
*Keynote Systems Inc.                                           594         4,514
*Key3media Group, Inc.                                          735         2,911
*Liberate Technologies Inc.                                   2,628        26,174
Liberty Corp. (The)                                             426        16,934
*Loudcloud, Inc.                                                622           697
*Liberty Digital Inc.                                           537         2,153
Lee Enterprises, Inc                                          1,103        34,930
*Lynch Interactive Corporation                                   54         2,673
*Luminent, Inc.                                                 314           628
*LodgeNet Entertainment Corp.                                   232         2,550
*LightPath Technologies, Inc.                                   487           867
*Lightbridge, Inc.                                              648         6,642
*Lantronics Inc.                                                393         2,397
*Leap Wireless International, Inc.                              724        11,366
*Lexent, Inc.                                                   483         3,502
*Macromedia Inc.                                              1,481        17,935
*McAfee.com Corporation                                         132         1,525
WorldCom Inc.                                                    20           312
*Media General, Inc.                                            310        13,442
*Micro General Corporation                                      257         2,205
*Multex.com, Inc.                                               678         1,403
*Metromedia International Group Inc.                          1,859         2,231
*MatrixOne, Inc.                                                756         4,113
*MRV Communications, Inc.                                     1,919         5,757
*Martha Stewart Living Omnimedia, Inc.                          213         3,174
*Metro One Telecommunications, Inc.                             453        10,510
*Metawave Communications Corporation                            874         2,360
*MasTec Inc                                                     580         2,958
*Neoforma.com Inc                                                21           147
*Netegrity, Inc.                                                588         5,039
Newport Corporation                                             858        12,098
*NMS Communications Corp.                                       922         1,438
*NEON Communications Inc.                                       189           518
*Network Plus Corporation                                       435           439
North Pittsburgh Systems, Inc.                                  378         5,572
*Net.Bank Inc.                                                  618         5,173
*NTELOS Inc.                                                    424         3,540
*Net2Phone Inc.                                                 440         1,333
*Netro Corporation                                              944         2,549
*NetRatings Inc.                                                181         1,866
*New Focus Inc.                                               1,318         4,257
*Novatel Wireless, Inc.                                         665           259
*NextCard Inc.                                                  811         5,166
*Next Level Communications, Inc.                                522         1,597
*Optical Cable Corporation                                       60           111
*Optical Communication Products, Inc.                           116           269
*OmniSky Corporation                                            465           116
*On Command Corporation                                         140           307
*Oplink Communication, Inc.                                   2,910         1,921
*Paxson Communications Corporation                              791         5,695
*Priceline.com Inc.                                           2,360         8,944
*Airgate PCS                                                    292        12,971
*PCTEL, Inc.                                                    338         2,535
*PictureTel Corp.                                               960         5,741
*Pegasus Communications Corporation                           1,083         7,581
*PECO II Inc.                                                   335         1,608
*Playboy Enterprises, Inc.                                      325         4,014
*Plantronics Inc                                                884        15,072
Penton Media Inc.                                               585         2,077
*ProQuest Inc.                                                  338        11,120
*Price Communications Corp.                                   1,222        20,712
*Prodigy Communications Corp                                    397         2,187
*Proxim, Inc.                                                   679         6,620
*Portal Software Inc.                                         2,448         3,648
*Private Media Group Inc.                                       361         2,798
*Performance Technologies, Inc.                                 250         2,055
Pulitzer Inc.                                                   207         9,166
*Powerwave Technologies Inc.                                  1,497        17,844
*QRS Corporation                                                336         2,822
*Rural Cellular Corp.                                           175         4,253
*RCN Corporation                                                736         2,355
*Register.com Inc.                                              478         4,742
*REMEC, Inc.                                                  1,125         8,921
*Regent Communications Corporation                              471         2,835
*R.H. Donnelley Corporation                                     772        20,165
*Saba Software, Inc.                                            611         1,210
*Salem Communications Corporation                               222         4,329
*Sapient Corp.                                                1,990         7,662
*SBA Communications Corporation                                 975        13,016
*Sinclair Broadcast Group, Inc.                                 613         4,941
*Spanish Broadcasting Systems Inc.                              931         6,601
*SeeBeyond Technology Corporation                               699         1,258
*Scholastic Corp.                                               696        30,276
*Secure Computing Corp.                                         702         6,837
*Safeguard Scientifics, Inc.                                  2,954         5,229
*Saga Communications Inc                                        245         4,241
*Sirius Satellite Radio Inc                                   1,186         4,258
*SpectraSite Holdings Inc                                     1,675         4,037
*Skillsoft Corporation                                          106         1,694
*SpectraLink Corporation                                        379         5,931
*Selectica Inc.                                                 437         1,049
*Stanford Microdevices Inc.                                     257         1,141
*Somera Communciations Inc                                     .744         3,199
*SonicWALL Inc.                                               1,001        11,892
*S1 Corporation                                               1,477        12,495
*Spectrian Corporation                                          289         2,890
*Support.com Inc.                                               547         1,313
*Sunrise Telecom Inc.                                           459         2,290
*Stellent, Inc.                                                 461         6,638
*Stratos Lightwave, Inc.                                      1,614         5,568
*Stamps.com Inc.                                                879         2,189
*StarMedia Network Inc.                                         983           157
*DMC Stratex Networks Inc.                                    1,857         9,582
*SITEL Corp.                                                  1,403         1,249
*Symmetricom, Inc.                                              597         3,248
*Terayon Communication Systems, Inc.                          1,523        10,950
*TiVo Inc.                                                      428         1,421
*Tollgrade Communications, Inc.                                 318         6,106
*Intrado Inc.                                                   296         7,595
*Turnstone Systems Inc.                                         740         2,220
*The Trizetto Group Inc.                                        475         4,180
*Universal Access Inc.                                        1,061           785
*UnitedGlobal Com Inc.                                        1,884         4,371
*US Unwired, Inc.                                               763         7,744
*UbiqueTel Inc.                                               1,091         8,804
*USinternetworking, Inc.                                      1,219           329
* +U.S Wireless Corporation                                     210             2
Value Line, Inc.                                                 38         1,455
*VerticalNet Inc.                                             1,711           616
*Vitria Technology Inc.                                       1,774         3,637
*Visual Networks Inc.                                           749         1,708
*Audiovox Corporation                                           433         3,958
*Verity, Inc.                                                   714         7,211
*ViaSat Inc.                                                    339         6,048
*Ventiv Health Inc.                                             398         1,616
*ValueVision International, Inc                                 585         7,547
*Websense Inc.                                                  411         4,480
*webMethods Inc.                                                588         4,063
*WebEx Inc.                                                     427         9,069
*WatchGuard Technologies Inc.                                   536         4,106
*WJ Communications Inc.                                         365         1,387
*Western Multiplex Corporation                                1,252         4,682
*World Wrestling Federation Entertainment Inc.                  290         3,828
*XM Satellite Radio Holdings Inc.                               315         1,651
*XO Communications Inc.-Class A                               6,443         2,642
*Ixia                                                         1,055         6,699
*Young Broadcasting Inc.                                        319         4,626
*ZixIt Corporation                                              319         1,538
                                                                      -----------
                                                                        1,353,397
                                                                      -----------
CONSUMER CYCLICAL - 12.14%
*AirTran Holdings Inc.                                        1,475         6,254
*Atlantic Coast Airlines Inc.                                   987        13,127
Arctic Cat Inc.                                                 411         5,540
*Action Performance Cos., Inc.                                  344         6,264
*ADVO, Inc.                                                     473        16,082
*AMC Entertainment Inc.                                         468         4,914
*AFC Enterprises Inc.                                           236         4,814
*Argosy Gaming Company                                          563        14,751
*Alaska Air Group, Inc.                                         667        13,320
*Alliance Gaming Corporation                                    366         5,197
*Ambassadors International, Inc.                                174         2,906
*Amtran, Inc.                                                    80           688
American Woodmark Corporation                                   136         3,992
*AnnTaylor Stores Corporation                                   613        13,437
*Applica Inc.                                                   437         3,693
Applebee's International, Inc.                                  838        24,721
*Arden Group, Inc.                                               37         1,652
ArvinMeritor Inc.                                             1,659        23,707
*Ameristar Casinos, Inc.                                         67           873
*Aviall, Inc.                                                   465         2,860
*America West Holdings Corp.                                    847         1,567
*American Axle & Manufacturing Holdings Inc.                    255         3,251
*Aztar Corporation                                              887        11,602
Burlington Coat Factory Warehouse Corporation                   448         6,317
Bandag Inc.                                                     285         7,795
*bebe Stores Inc.                                                93         1,401
*Bell Microproducts Inc.                                        347         2,668
*Bally Total Fitness Holding Corporation                        665        13,506
*Buckle, Inc. (The)                                             156         2,574
*Building Materials Holding Corporation                         324         4,549
Bob Evans Farms, Inc.                                           876        15,838
Bassett Furniture Industries, Inc.                              256         3,576
Bush Industries, Inc.                                           207         1,828
*BUCA Inc.                                                      310         3,478
BorgWarner Inc                                                  662        26,679
Brown Shoe Co. Inc.                                             415         4,710
*Boyd Gaming Corporation                                        746         3,320
*Beazer Homes USA, Inc.                                         216        10,498
Cato Corp.                                                      353         5,281
*Cheesecake Factory Inc.                                        934        22,369
*CSK Auto Corporation                                           616         3,850
Casey's General Stores, Inc.                                    994        11,819
CBRL Group, Inc.                                              1,414        31,066
*CEC Entertainment Inc.                                         704        24,006
*Brightpoint, Inc.                                            1,405         4,356
*Champion Enterprises, Inc.                                   1,203         8,361
*Christopher & Banks Corp.                                      362        10,900
Churchill Downs Inc.                                             69         1,915
*Choice Hotels International Inc.                               898        14,817
*Charlotte Russe Holding Inc.                                   521         6,768
*Charming Shoppes, Inc.                                       2,441        11,985
*Chico's FAS, Inc.                                              554        13,047
*O'Charley's Inc.                                               412         7,066
CompX International Inc. - Class A                               92           961
*Collins & Aikman Corp.                                       2,201        13,536
Claire's Stores, Inc.                                         1,061        13,422
*Crestline Capital Corporation                                  334         9,436
*Cole National Corporation                                      247         3,278
Coachmen Industries, Inc.                                       356         3,204
*California Pizza Kitchen Inc.                                  374         5,924
*Copart, Inc.                                                   938        26,273
*Cost Plus, Inc.                                                534         9,804
*Crossman Communities, Inc.                                     165         4,335
Cooper Tire & Rubber Co                                       1,580        22,499
*Cheap Tickets, Inc.                                            275         4,507
*Coldwater Creek Inc.                                            98         1,793
*Discount Auto Parts, Inc.                                      210         2,898
*Dress Barn, Inc. (The)                                         351         7,827
Dillard's Inc                                                 1,610        21,204
Deb Shops, Inc.                                                 103         2,120
*Direct Focus Inc.                                              751        14,945
*Donna Karan International Inc.                                  40           404
*dELiA*s Corp.                                                  679         3,626
*Duane Reade Inc.                                               204         6,120
*Dura Automotive Systems, Inc.                                  345         2,484
Dover Downs Entertainment, Inc.                                 408         5,051
*Daisytek International Corporation                             445         5,046
*Electronics Boutique Holdings Corporation                      219         5,902
Exide Corp.                                                     641         2,410
*Furniture Brands International, Inc.                         1,266        24,662
*Finish Line, Inc. (The)                                        438         4,752
Fedders Corporation                                             622         2,426
Fleetwood Enterprises, Inc.                                     824         9,212
*Navigant International Inc.                                    297         2,388
Federal-Mogul Corp.                                           1,547         1,006
*The Boyds Collection, Ltd.                                   1,326        10,940
Friedman's Inc.                                                 349         2,464
Fred's, Inc.                                                    279         7,310
*Frontier Airlines, Inc.                                        705         5,837
*Footstar, Inc.                                                 499        17,265
*Factory 2-U Stores, Inc.                                       322         4,508
Garan, Inc.                                                      92         3,206
*Genesco Inc.                                                   551         8,954
* +GenesisIntermedia.com Inc.                                   300           300
*Guess ?, Inc.                                                  200         1,290
*Gaylord Entertainment Company                                  546        10,975
G & K Services, Inc.                                            517        13,726
Oshkosh B'Gosh, Inc.                                            248         6,448
*Group 1 Automotive Inc.                                        339         9,000
*GTECH Holdings Corp                                            695        24,005
*Guitar Center Inc.                                             421         5,010
*Gymboree Corp.                                                 707         4,596
Harman International Industries, Inc.                           806        27,001
*Hayes Lemmerz International Inc.                               397           397
*Handleman Co.                                                  630         8,820
*Hibbett Sporting Goods, Inc.                                    92         2,157
Hancock Fabrics, Inc.                                           393         3,223
*Hollywood Entertainment Corporation                          1,083        12,725
*Hot Topic, Inc.                                                450        11,295
*Hovnanian Enterprises, Inc.                                    336         3,874
Hughes Supply, Inc.                                             595        13,269
Haverty Furniture Companies, Inc.                               395         3,891
*Hollywood Casino Corporation                                   251         1,694
Interface, Inc.                                               1,128         4,850
*IHOP Corporation                                               448        11,738
*IMPCO Technologies, Inc.                                       200         2,328
*Isle of Capri Casinos Inc                                      483         3,429
*InterTAN, Inc.                                                 760         5,966
*JAKKS Pacific, Inc.                                            455         6,143
*Jack in the Box Inc.                                           926        25,928
*J Jill Group Inc.                                              266         3,325
Kimball International, Inc.                                     873        11,489
KB HOME                                                         886        25,171
*Kenneth Cole Productions, Inc. - Class A                       188         2,378
*Circuit City Stores, Inc. - CarMax Group                       646         7,268
K-Swiss Inc.                                                    169         4,149
*K2 Inc.                                                        452         2,703
Kellwood Company                                                572        10,582
*Lithia Motors, Inc.                                            156         2,168
Libbey Inc.                                                     385        12,416
Longs Drug Stores Corp                                          756        20,563
*Lands' End, Inc.                                               283         8,179
*Linens 'n Things Inc.                                          904        16,796
Landry's Restaurants, Inc.                                      385         5,698
*Luby's Inc.                                                    565         4,040
*Steinway Musical Instruments, Inc.                             154         2,231
*Liberty Livewire Corporation - Class A                         136           915
La-Z-Boy Inc.                                                 1,206        19,043
*Mesaba Holdings, Inc.                                          249         1,469
Marcus Corp. (The)                                              440         5,280
M.D.C. Holdings, Inc.                                           418        11,587
*Midwest Express Holdings, Inc.                                 318         3,371
*Mesa Air Group, Inc.                                           739         2,409
M/I Schottenstein Homes Inc.                                    148         5,002
*Magna Entertainment Corp.                                      553         3,351
*Michaels Stores Inc.                                           803        29,342
*Mobile Mini, Inc.                                              326         8,463
Advanced Marketing Services, Inc.                               312         4,789
*Monaco Coach Corp.                                             574         8,180
*MTR Gaming Group, Inc.                                         425         3,940
Modine Manufacturing Co                                         620        15,240
Movado Group, Inc.                                              214         3,317
*Movie Gallery Inc.                                             178         3,690
*Championship Auto Racing Teams Inc.                            315         4,379
*MSC Industrial Direct Co. - Class A                            991        15,787
*Meritage Corp.                                                  90         3,330
*Vail Resorts Inc.                                              200         2,780
*Men's Wearhouse Inc.                                           797        14,410
*Nautica Enterprises Inc.                                       625         7,400
*99 Cents Only Stores                                           676        21,869
*Newmark Homes Corp.                                             58           631
National Presto Industries, Inc.                                119         3,201
*Insight Enterprises, Inc.                                      986        13,942
Nu Skin Enterprises Inc. - Class A                            1,094         8,533
*NVR, Inc.                                                      168        23,606
Oneida Ltd.                                                     355         5,094
Owens & Minor, Inc.                                             840        17,052
*OfficeMax, Inc.                                              2,689         8,201
*O'Reilly Automotive, Inc.                                      917        26,272
Oshkosh Truck Corporation                                       420        15,212
Oxford Industries, Inc.                                         148         3,241
Pep Boys-Manny, Moe & Jack (The)                              1,190        13,150
*P C Connections Inc.                                           167         1,293
*Prime Hospitality Corp.                                      1,133         9,970
*Pegasus Systems Inc.                                           616         5,162
*Penn National Gaming, Inc.                                     215         3,526
*PETsMART, Inc.                                               2,620        18,445
*P F Chang's China Bistro Inc.                                  229         8,226
*Palm Harbor Homes, Inc.                                        411         7,686
Polaris Industries Inc.                                         591        22,683
Pier 1 Imports, Inc.                                          2,426        20,136
*Children's Place Retail Stores Inc.                            266         4,769
*Pinnacle Entertainment Inc.                                    470         2,797
*Panera Bread Company - Class A                                 239         8,363
*SCP Pool Corp.                                                 493        10,526
*ParkerVision, Inc.                                             209         3,770
*PriceSmart, Inc.                                                92         3,220
*Pacific Sunwear of California, Inc.                            725         9,969
Phillips-Van Heusen Corp.                                       565         5,594
Cash America International, Inc.                                560         5,096
*Papa John's International, Inc.                                367         9,560
*Quaker Fabric Corp.                                            291         2,124
*Rare Hospitality International, Inc.                           537         8,345
Regis Corp.                                                     913        19,136
Ruby Tuesday, Inc.                                            1,615        25,356
Russell Corp.                                                   584         8,018
*Boca Resorts Inc.                                              732         7,283
*Ryan's Family Steak Houses, Inc.                               768        13,148
Ryland Group, Inc. (The)                                        337        16,072
*ResortQuest International Inc.                                 404         1,212
*Sonic Automotive Inc. - Class A                                577         7,847
*School Specialty Inc.                                          389        11,888
*ScanSource, Inc.                                               144         6,450
*7-Eleven Inc.                                                  583         5,626
*Salton Inc.                                                    149         1,275
*Scientific Games Corp.                                         393         1,560
*Shuffle Master, Inc.                                           423         5,334
*Schuler Homes, Inc.                                            752         9,137
*Madden (Steven), Ltd.                                          216         2,192
*ShopKo Stores, Inc.                                            678         5,621
*Skechers U.S.A. Inc.                                           402         4,695
Skyline Corp.                                                   157         4,192
*Anchor Gaming                                                  345        14,318
*Smart & Final Inc.                                             295         3,003
Standard Motor Products, Inc.                                   182         2,129
*Stein Mart, Inc.                                               626         5,133
*Steak N Shake Co                                               556         5,504
*Sonic Corporation                                              526        15,948
Standard Pacific Corporation                                    658        12,838
Spiegel, Inc.                                                   375         2,644
*Sports Resorts International, Inc.                             612         4,400
Stride Rite Corp. (The)                                       1,050         6,563
Lone Star Steakhouse & Saloon, Inc.                             451         4,871
*Stanley Furniture Company Inc.                                 134         3,232
*Station Casinos Inc.                                           858         7,207
Superior Industries International, Inc.                         473        15,708
*TBC Corp.                                                      435         4,298
Thor Industries, Inc.                                           159         4,341
*Toll Brothers, Inc.                                            591        17,535
*Too Inc.                                                       777        16,309
*Topps Co., Inc. (The)                                          967         9,283
*Speedway Motorsports, Inc.                                     333         6,620
*Triarc Companies Inc.                                          325         7,508
*Tropical Sportswear International Corporation                  114         1,932
Toro Co. (The)                                                  320        13,472
*Tuesday Morning Corp.                                          217         1,992
*Trans World Entertainment Corp.                                670         5,179
*Tower Automotive, Inc.                                         950         6,812
*Trendwest Resorts Inc.                                         120         2,970
*Tweeter Home Entertainment Group Inc.                          391         5,333
*United Auto Group, Inc.                                        198         3,295
*Universal Electronics Inc.                                     349         5,263
*Unifi, Inc.                                                  1,269        10,406
*Ultimate Electronics, Inc.                                     216         3,748
UniFirst Corp.                                                  202         3,414
*Urban Outfitters, Inc.                                         168         1,882
*United Stationers Inc.                                         790        23,590
*Vans, Inc.                                                     393         4,516
*Value City Department Stores, Inc.                             398         1,369
*Wesco International Inc.                                       496         2,554
Winnebago Industries, Inc.                                      317         6,800
*Wilsons The Leather Experts Inc.                               266         2,405
*WMS Industries Inc.                                            492         8,605
Wabash National Corporation                                     579         3,995
Watsco, Inc.                                                    426         5,576
*Wet Seal, Inc. (The)                                           382         7,033
Wolverine World Wide, Inc.                                    1,136        15,268
WestPoint Stevens Inc.                                          586         1,037
*Wyndham International Inc. - Class A                         3,808         2,475
*Zale Corporation                                               824        21,820
*Zomax Inc.                                                     720         3,910
*Quiksilver, Inc.                                               538         6,644
                                                                      -----------
                                                                        2,156,195
                                                                      -----------
CONSUMER NON-CYCLICAL- 19.83%
*aaiPharma Inc.                                                 247         4,248
ABM Industries Inc.                                             443        11,434
*ABIOMED, Inc.                                                  362         6,324
*Accredo Health Inc.                                            651        23,696
*ACLARA BioSciences Inc                                         898         5,047
*Acacia Research Corporation                                    446         4,099
*Actrade Financial Technologies, Ltd.                           169         3,105
*Adolor Corporation                                             704        11,919
*Antigenics Inc.                                                342         4,361
*Apria Healthcare Group Inc.                                  1,011        26,183
*Aksys, Ltd.                                                    434         2,192
Alico, Inc.                                                      87         2,205
*Align Technology, Inc.                                         252           549
ALPHARMA INC.                                                   717        20,650
*Alexion Pharmaceuticals, Inc.                                  401         6,825
American Greetings Corp Class A                               1,599        21,171
*Applied Molecular Evolution Inc.                               408         3,015
*American Healthcorp, Inc.                                      163         5,746
*Amylin Pharmaceuticals Inc.                                  1,348         7,454
*American Medical Systems Holdings, Inc.                        702        13,387
*Albany Molecular Research Inc.                                 530        13,160
*AmSurg Corporation                                             490        13,500
*ANC Rental Corp.                                               946           492
*Advanced  Neuromodulation Systems Inc.                         169         3,498
*Aurora Foods Inc.                                              611         2,438
*Aphton Corporation                                             354         3,480
*Arbitron Inc.                                                  734        19,201
*ARIAD Pharmaceuticals, Inc.                                    611         1,497
*Arena Pharmaceuticals Inc.                                     376         4,136
*ArQule, Inc.                                                   482         5,037
Arrow International, Inc.                                       286        10,668
*Array BioPharma, Inc.                                          370         3,337
*ArthroCare Corp.                                               498         9,761
*Administaff, Inc.                                              558        14,508
*On Assignment, Inc.                                            537         8,635
*Aspect Medical Systems Inc.                                    313         3,427
*Advanced Tissue Sciences, Inc.                               1,617         5,740
*Atrix Laboratories, Inc.                                       380         8,930
*ATS Medical, Inc.                                              557         2,228
*AVANT Immunotherapeutics Inc                                 1,444         3,422
*Avigen, Inc                                                    499         6,841
*AVI BioPharma Inc.                                             355         2,627
*AVANIR Pharmaceuticals  - Class A                            1,449         4,202
*Bone Care International, Inc.                                  238         4,631
*Bruker DaltonicsInc.                                         1,151        19,107
*Beverly Enterprises, Inc.                                    2,430        24,786
*Bright Horizons Family Solutions Inc.                          269         7,263
*Sotheby's Holdings, Inc.                                       506         6,067
*Bio-Rad Laboratories, Inc.                                     205         9,635
*Boron, LePore & Associates Inc.                                198         1,881
*BioMarin Pharmaceuticals Inc.                                  483         4,709
Banta Corp.                                                     619        17,252
Bowne & Co., Inc.                                               832         8,445
*Biopure Corporation                                            390         7,235
*BioSphere Medical, Inc.                                         77           635
*BriteSmile Inc.                                                352         2,112
*Biosite Diagnostics Inc                                        306         7,408
*Bio-Technology General Corporation                           1,442        10,786
Blyth Inc.                                                      823        16,369
*Century Business Services Inc.                               1,979         4,948
Cambrex Corporation                                             559        18,743
*Cubist Pharmaceuticals, Inc                                    668        21,890
Cobalt Corp                                                     229         1,168
*CDI Corporation                                                292         4,687
*CardioDynamics International Corporation                       730         3,504
Comdisco, Inc.                                                2,676         1,579
*Career Education Corporation                                   518        28,490
*Cell Genesys, Inc.                                             865        13,840
*Cerus Corporation                                              257        12,143
*Consolidated Graphics, Inc.                                    252         4,304
Church & Dwight Company Inc.                                    915        23,653
Chemed Corp.                                                    223         6,422
Pilgrim's Pride Corp.                                           378         5,216
*CIMA Labs Inc.                                                 366        22,235
*Computerized Thermal Imaging, Inc.                           1,598         3,580
*Ciphergen Biosystems, Inc.                                     417         1,272
*Cadiz Inc.                                                     851         7,293
*Clark/Bardes Holdings Inc.                                     211         4,549
*Cell Pathways Inc.                                             681         2,240
*Closure Medical Corporation                                    135         2,599
*Connetics Corp.                                                750         4,905
*CONMED Corp.                                                   547         9,682
*Columbia Laboratories, Inc.                                    626         2,811
*Corinthian Colleges Inc.                                       198         6,675
Coca-Cola Bottling Co. Consolidated                              24           906
Cooper Companies, Inc. (The)                                    343        16,087
Central Parking Corp.                                           432         6,044
Corn Products International Inc.                                889        25,541
*Conceptus, Inc.                                                181         3,149
CPI Corp.                                                       165         2,371
*Curis, Inc.                                                    794         2,779
*Charles River Laboratories International, Inc.                 962        34,026
*CorVel Corp.                                                   170         4,458
*Corixa Corporation                                           1,027        10,783
*CryoLife, Inc.                                                 393        14,781
*CoStar Group Inc                                              .320         5,750
*CSS Industries, Inc.                                            98         2,479
*Coinstar Inc.                                                  520        10,254
*Cell Therapeutics Inc.                                         849        20,418
*Corvas International, Inc                                     .689         3,962
*Covance Inc.                                                 1,463        26,202
*Coventry Health Care Inc.                                    1,630        38,468
*CV Therapeutics, Inc                                           439        17,060
*Cyberonics, Inc.                                               486         7,659
*Cygnus, Inc.                                                   711         3,960
*Cytogen Corporation                                          1,951         5,268
*deCODE genetics Inc.                                           767         4,732
*3-Dimensional Pharmaceuticals Inc.                             154         1,055
Dean Foods Co.                                                  896        41,440
*Deltagen Inc.                                                  275         1,944
*DIANON Systems, Inc.                                           130         6,526
*Digene Corp.                                                   274         6,850
Dial Corp.                                                    2,390        39,555
*Del Monte Foods Co.                                            627         4,828
Delta and Pine Land Company                                     830        14,093
DIMON Inc.                                                    1,046         6,015
*Dendreon Corporation                                           384         3,264
Dole Food Co., Inc.                                           1,060        22,684
Diagnostic Products Corporation                                 533        22,503
*Duramed Pharmaceuticals, Inc.                                  535        10,828
*DURECT Corporation                                             477         4,617
Dreyer's Grand Ice Cream, Inc.                                  410        11,911
Datascope Corp.                                                 290        11,246
*Dollar Thrift Automotive Group Inc.                            566         5,632
*DiamondCluster International Inc. - Class A                    682         6,718
*DUSA Pharmaceuticals, Inc.                                     347         3,560
*Diversa Corporation                                            632         5,941
*Dyax Corp.                                                     484         4,656
*Dynacq International Inc.                                      106         1,595
*EDEN Bioscience Corporation                                    501         3,818
*Education Management Corporation                               512        15,544
*Edison Schools Inc.                                            629         9,498
*Electro Rent Corp.                                             362         4,565
*Emisphere Technologies, Inc.                                   385         7,354
*Endocare, Inc.                                                 292         5,125
*Endo Pharmaceuticals Holdings                                  462         5,013
*EntreMed, Inc.                                                 384         3,302
*Enzo Biochem, Inc.                                             521         8,836
*ITT Educational Services, Inc.                                 597        19,104
*Esperion Therapeutics Inc.                                     510         3,800
*Encompass Services Corp.                                     1,606         6,071
*Edwards Lifesciences Corp.                                   1,481        33,174
*EXACT Sciences Corporation                                     101           935
*Corporate Executive Board Company                              874        22,794
*Exelixis Inc.                                                  853         9,775
*VISX Inc.                                                    1,275        16,868
Farmer Bros. Company                                             21         4,620
*First Consulting Group Inc.                                    427         3,839
*FTI Consulting Inc.                                            215         6,321
*First Horizon Pharmaceutical Corporation                       203         5,271
*National Beverage Corporation                                   90           900
Fleming Companies, Inc.                                       1,036        30,562
*Flowers Foods, Inc.                                            425        15,406
*Forrester Research, Inc.                                       330         5,481
*Fossil, Inc.                                                   322         5,059
*F.Y.I. Inc.                                                    333        12,494
*Great Atlantic & Pacific Tea Co., Inc. (The)                   486         6,955
*Genencor International, Inc.                                   249         2,455
*Genome Therapeutics Corp                                      .565         3,277
*Geron Corp.                                                    489         4,694
*Guilford Pharmaceuticals Inc.                                  534         4,598
*Gene Logic Inc.                                                665         8,751
*Green Mountain Coffee, Inc.                                    111         2,559
*Genelabs Technologies, Inc.                                  1,022         1,891
*Genaissance Pharmaceuticals Inc.                               456         1,774
*GenStar Therapeutics Corporation                               287           806
*Genta Inc                                                      499         5,165
*Gentiva Health Services Inc.                                   443         7,978
*Genzyme Biosurgery                                             864         3,370
*Genzyme Molecular Oncology                                     377         2,922
*Genzyme Transgenics Corp.                                      509         1,960
*Haemonetics Corp.                                              484        16,751
*Hain Celestial Group, Inc.                                     582        10,715
*Harvard Bioscience, Inc.                                       168         1,680
*Hemispherx BioPharma, Inc.                                     452         1,822
Herbalife International, Inc.                                   354         3,575
Hooper Holmes, Inc.                                           1,439         8,979
*Heidrick & Struggles International Inc.                        485         6,921
*Hyseq Inc                                                      275         1,680
*Insurance Auto Auctions, Inc.                                  295         3,983
*Integra LifeSciences Holdings Corporation                      206         5,690
Interstate Bakeries Corp                                        711        18,131
*ICT Group, Inc.                                                 66           607
*ICU Medical, Inc.                                              144         5,760
*Interactive Data Corporation                                   922        12,078
*IDEXX Laboratories, Inc.                                       827        19,327
*Integrated Electrical Services Inc.                            780         4,290
*IGEN International Inc.                                        278         7,651
*Illumina Inc.                                                  465         3,023
*ILEX Oncology Inc.                                             663        17,410
*Inverness Medical Technology Inc.                              659        24,350
*Imatron Inc.                                                 2,358         4,197
International Multifoods Corporation                            387         7,392
*INAMED Corporation                                             376         6,392
*ImmunoGen, Inc.                                                970         8,779
Ingles Markets, Inc.                                            245         2,940
*Immunomedics, Inc.                                             947        11,336
*Immune Response Corporation (The)                              776         1,102
*IMPATH Inc.                                                    464        16,013
*INCYTE Genomics Inc.                                         1,656        22,621
*InKine Pharmaceutical Co. Inc.                                 859           661
*Insmed Inc.                                                    826         2,214
*Interneuron Pharmaceuticals, Inc.                              900         4,482
*Impax Laboratories Inc.                                        408         5,341
*Isis Pharmaceuticals, Inc.                                     803        13,691
*Inspire Pharmaceuticals Inc.                                   408         3,533
*Intuitive Surgical Inc.                                        768         4,792
*Gartner Inc.                                                 2,002        18,118
*InterMune Inc.                                                 603        23,065
Invacare Corp.                                                  520        21,060
Harland (John H.) Company                                       731        16,009
*J & J Snack Foods Corporation                                  146         2,738
Kelly Services, Inc.                                            401         8,100
*Keryx Biopharmaceuticals Inc.                                  314         1,975
*Kforce, Inc.                                                   620         3,119
*Korn/Ferry International                                       943         7,780
*Kendle International Inc.                                      244         4,817
*Kosan Biosciences, Inc.                                        345         1,829
*Kos Pharmaceuticals Inc.                                       120         3,342
*Kroll Inc                                                      375         4,271
*KV Pharmaceutical Company                                      560        16,464
Landauer, Inc.                                                  201         6,824
*Lexicon Genetics Inc.                                          804         6,110
*Ligand Pharmaceuticals Inc.                                  1,003         9,208
*La Jolla Pharmaceutical Co.                                    800         3,256
*Luminex Corporation                                            400         5,460
Lance, Inc.                                                     598         7,935
*LifePoint Hospitals Inc.                                       968        42,592
*Labor Ready, Inc.                                            1,020         3,254
*Large Scale Biology Corporation                                323         1,195
*Learning Tree International, Inc.                              295         5,989
*Martek Biosciences Corp.                                       379         6,898
*Matrix Pharmaceutical, Inc.                                    659           382
*Maxim Pharmaceuticals, Inc.                                    585         2,311
*Maxygen Inc.                                                   730        11,569
*MemberWorks Inc.                                               247         5,081
*MacroChem Corp.                                                534         1,308
*The Medicines Company                                          494         2,989
Midas Inc.                                                      377         3,732
*Med-Design Corporation (The)                                   184         2,650
*MedQuist, Inc.                                                 259         6,514
*Magellan Health Services Inc.                                  583         6,687
McGrath RentCorp                                                169         3,635
*Maui Land & Pineapple Company, Inc.                             54         1,080
*Mid-Atlantic Medical Services Inc.                           1,200        25,200
*MAXIMUS, Inc.                                                  291        11,561
Mentor Corporation                                              536        13,561
*MGI Pharma, Inc.                                               424         5,669
*The Robert Mondavi Corporation                                 211         7,512
*Modis Professional Services Inc.                             2,301         9,204
*Miravant Medical Technologies                                  346         2,647
*Microvision, Inc                                               248         3,174
*Mail-Well Inc.                                                 779         2,882
*Nabi                                                           954         5,896
Nash Finch Co.                                                  270         9,207
*National Processing Inc.                                       173         4,844
*North American Scientific, Inc.                                177         1,912
Nature's Sunshine Products, Inc.                                291         3,332
*Neurocrine Biosciences, Inc.                                   588        18,828
*NBTY Inc.                                                    1,075        14,147
*Navigant Consulting, Inc.                                    1,010         3,747
*NCO Group Inc.                                                 459         6,279
New England Business Service, Inc.                              283         4,910
*NeoPharm, Inc.                                                 258         3,625
*New Horizons Worldwide, Inc.                                   165         1,901
*Northfield Laboratories Inc.                                   266         3,461
*Nanogen, Inc.                                                  330         1,610
*National HealthCare Corporation                                205         3,155
*Noven Pharmaceuticals, Inc.                                    561        10,154
*Novoste Corp.                                                  372         2,206
*NaPro BioTherapeutics, Inc.                                    592         4,677
*NPS Pharmaceuticals, Inc.                                      689        21,497
*Neurogen Corp.                                                 309         5,071
*Neose Technologies, Inc.                                       293        11,310
*Novavax, Inc.                                                  356         5,020
*Wild Oats Markets, Inc.                                        407         3,232
*Ocular Sciences Inc.                                           423         8,566
*ONYX Pharmaceuticals, Inc.                                     464         1,629
*Option Care, Inc.                                              145         2,253
*Orchid Biosciences Inc.                                        843         1,846
*Organogenesis Inc.                                             750         4,388
*OraSure Technologies Inc.                                      645         6,611
*Pharmos Corporation                                          1,369         3,340
*AmeriPath Inc.                                                 582        15,283
*Pharmacopeia, Inc.                                             554         7,180
*Pharmacyclics, Inc.                                            406         7,227
*Paradigm Genetics, Inc.                                        438         2,738
*Professional Detailing Inc.                                    194         4,627
*Pediatrix Medical Group, Inc.                                  503        20,517
*Performance Food Group Company                                 921        26,276
*Progenics Pharmaceuticals Inc.                                 201         2,794
*PacifiCare Health Systems Inc. - Class B                       698         8,788
*American Italian Pasta Company - Class A                       417        18,035
*PolyMedica Corporation                                         296         4,520
*Plexus Corp.                                                 1,042        24,570
*Purina Mills Inc.                                              128         2,842
*Possis Medical, Inc.                                           422         4,938
*POZEN Inc.                                                     490         2,132
*Penwest Pharmaceuticals Company                                282         4,859
*Pre-Paid Legal Services, Inc.                                  387         6,672
*Peregrine Pharmaceuticals, Inc.                              2,430         2,406
*Praecis Pharmaceuticals Inc.                                 1,279         4,771
*Perrigo Co.                                                  1,530        23,180
*Profit Recovery Group International, Inc. (The)                916         8,958
*Province Healthcare Company                                    788        28,951
*Pharmaceutical Resources, Inc.                                 436        15,587
*PAREXEL International Corp.                                    620         7,031
*PSS World Medical Inc.                                       1,790        17,077
*Pain Therapeutics Inc.                                         401         2,807
*Pathmark Stores Inc.                                           758        18,040
*Playtex Products, Inc.                                         671         6,811
Pennzoil-Quaker State                                         1,990        22,248
*Ralcorp Holdings, Inc.                                         753        14,653
*Renal Care Group Inc.                                        1,195        36,770
*Rent-A-Center, Inc.                                            178         4,139
*Elizabeth Arden Inc                                            236         3,014
Ruddick Corp.                                                   763        11,674
*Resources Connection, Inc.                                     164         2,982
*Regeneron Pharmaceuticals, Inc.                                656        14,589
*Respironics, Inc.                                              855        30,404
*Revlon, Inc.                                                   198         1,040
*RehabCare Group, Inc.                                          392        17,056
*Rigel Pharmaceuticals, Inc.                                    651         3,255
*RightCHOICE Managed Care, Inc.                                  98         4,905
*Right Management Consultants, Inc.                             156         4,844
Aaron Rents, Inc.                                               349         5,410
Rollins, Inc.                                                   363         5,645
*Regeneration Technologies Inc                                  347         4,043
Russ Berrie and Company Inc.                                    231         6,145
Riviana Foods Inc.                                              146         2,530
*Rent-Way, Inc.                                                 614         3,224
*Ribozyme Pharmaceuticals, Inc.                                 283         1,978
Sanderson Farms, Inc.                                           120         1,709
*Boston Beer Company Inc.                                       239         2,811
*Sangstat Medical Corporation                                   435         8,017
*Scios Inc.                                                     995        16,636
*SciClone Pharmaceuticals, Inc.                                 813         2,724
*Syncor International Corporation                               492        15,660
Seaboard Corp.                                                    9         1,890
*Serologicals Corporation                                       450         8,150
*Spherion Corp.                                               1,320         9,504
*Seattle Genetics Inc.                                          176           880
*Sangamo BioSciences Inc.                                       247         1,850
*Sierra Health Services, Inc.                                   601         4,988
Smucker (J.M.) Co.                                              473        12,132
*Select Medical Corp.                                           234         3,686
*Sylvan Learning Systems, Inc.                                  748        17,129
*Scotts Co. (The)                                               389        13,265
*Sola International Inc.                                        566         8,581
*SonoSite Inc.                                                  219         4,468
*Specialty Laboratories Inc.                                    126         3,465
*Spartan Stores Inc                                            .488         5,954
*Sequenom, Inc.                                                 472         3,304
Standard Register Co. (The)                                     332         4,814
*SurModics Inc.                                                 329        13,142
*StarTek Inc                                                    200         3,498
*Sunrise Assisted Living, Inc.                                  432        11,157
*i-STAT Corp.                                                   416         2,538
*STERIS Corp                                                  1,634        32,122
*Stewart Enterprises, Inc.                                    2,413        13,995
Strayer Education, Inc.                                         146         6,512
*SRI/Surgical Express Inc.                                       49         1,458
*Star Scientific Inc.                                           511         1,410
Standard Commercial Corp.                                       256         4,211
*SuperGen, Inc.                                                 420         2,961
Sensient Technologies Corp.                                   1,213        22,596
*Sybron Dental Specialties Inc.                                 886        16,480
*Suiza Foods Corp.                                              615        38,829
*Transgenomic Inc.                                              296         2,235
*Techne Corporation                                           1,043        30,693
*Telik, Inc.                                                    438         2,847
*Targeted Genetics Corporation                                  939         1,765
*Theragenics Corporation                                        745         6,884
*Thoratec Laboratories Corporation                              887        14,671
*Transkaryotic Therapies, Inc.                                  502        13,624
*Tularik Inc.                                                   480         8,842
*Trico Marine Services, Inc.                                    622         3,682
*The Management Network Group Inc.                              229         1,385
*Tanox Inc.                                                     593         8,759
*TriPath Imaging Inc.                                           578         2,485
*Tejon Ranch Co.                                                179         4,028
*Trimeris Inc.                                                  437        15,339
*TeleTech Holdings, Inc.                                        891         6,959
*Titan Pharmaceuticals, Inc.                                    621         3,881
Tupperware Corp.                                              1,298        25,882
*Third Wave Technologies Inc.                                   189         1,194
*Texas Biotechnology Corporation                              1,102         6,226
*UroCor, Inc.                                                   231         4,061
*Urologix, Inc.                                                 271         3,686
*United Natural Foods, Inc.                                     228         4,145
*US Oncology Inc.                                             2,377        17,707
*U S Physical Therapy, Inc.                                      72         1,169
*United Therapeutics Corporation                                379         4,760
Universal Corp.                                                 687        22,925
*Vasomedical, Inc.                                            1,434         4,402
*Versicor Inc.                                                  349         4,677
Vector Group Ltd.                                               374        15,976
*Vical Inc.                                                     504         5,136
*VidaMed, Inc.                                                  884         3,377
*Vion Pharmaceuticals Inc.                                      659         3,084
*Triangle Pharmaceuticals, Inc.                                 706         2,259
Vital Signs, Inc.                                               131         4,009
*VI Technologies Inc.                                           130           832
*Valentis Inc.                                                  747         2,241
*Ventana Medical Systems, Inc.                                  303         6,193
*Volt Information Sciences, Inc.                                203         2,432
*ViroPharma Inc.                                                444        11,220
*VaxGen, Inc.                                                   206         2,575
*Vysis Inc.                                                      88         1,769
*Wackenhut Corporation                                          217         5,165
Wallace Computer Services, Inc.                                 959        15,246
*Wireless Facilities, Inc.                                      564         2,521
*Wackenhut Corrections Corporation                              208         2,787
West Co., Inc.                                                  252         6,199
*Watson Wyatt & Co. Holdings                                    232         3,689
*Yankee Candle Company Inc.                                     378         6,464
*Zoll Medical Corporation                                       223         7,939
                                                                      -----------
                                                                        3,522,442
                                                                      -----------
DIVERSIFIED - 0.07%
Resource America, Inc.                                          387         3,460
*Terremark Worldwide Inc.                                     3,824         1,912
Walter Industries, Inc.                                         783         7,008
                                                                           12,380

ENERGY - 2.94%
*ATP Oil & Gas Corporation                                      151         1,049
*Atwood Oceanics, Inc.                                          231         6,006
Berry Petroleum Company                                         426         6,582
*Cal Dive International Inc.                                    817        13,611
*Chesapeake Energy Corporation                                3,522        19,899
*SEACOR SMIT Inc.                                               428        15,280
*Chiles Offshore Inc.                                           179         3,616
Cabot Oil & Gas Corporaiton                                     691        13,785
*Callon Petroleum Co.                                           293         1,992
*Comstock Resources, Inc.                                       581         3,451
Carbo Ceramics Inc.                                             179         4,958
*Clayton Williams Energy, Inc.                                  115         1,072
*Denbury Resources Inc.                                         419         3,474
*Dril-Quip, Inc                                                 156         2,418
*Encore Acquisition Company                                     180         2,700
*EEX Corporation                                                784         1,098
*Emex Corp.                                                     323         2,116
*Energy Partners Ltd.                                           551         3,846
*Evergreen Resources, Inc.                                      415        14,089
*FuelCell Energy Inc.                                           672         9,952
Frontier Oil Corporation                                        663        11,370
*Gulf Island Fabrication Inc.                                   192         1,636
*Grey Wolf, Inc.                                              3,590         6,462
*Headwaters Inc.                                                577         6,347
Holly Corporation                                               208         3,761
*Horizon Offshore Inc.                                          363         2,214
*H Power Corporation                                            620         1,934
*Hydril Company                                                 323         4,499
*Input/Output, Inc.                                           1,142         9,342
*KCS Energy, Inc.                                               633         2,234
*Key Energy Services Inc.                                     2,350        14,946
Kerr-McGee                                                      102         5,295
*Key Production Co., Inc.                                       352         4,066
*Quicksilver Resources Inc.                                     203         2,761
*Lone Star Technologies, Inc.                                   627         7,775
Lufkin Industries, Inc.                                         138         3,163
St. Mary Land & Exploration Company                             709        11,294
*Millennium Cell Inc.                                           401         1,500
*Magnum Hunter Resources, Inc.                                  726         6,890
*McMoRan Exploration Co.                                        327         1,782
*Nuevo Energy Company                                           362         5,050
*Newpark Resources, Inc.                                      1,647        11,117
*Natco Group Inc.                                               234         1,797
*Oceaneering International, Inc.                                550         8,894
*Oil States International, Inc.                                 252         1,663
*OSCA Inc. - Class A                                            169         2,620
*Prima Energy Corp.                                             245         5,427
*Parker Drilling Co.                                          2,169         6,681
*Plains Resources Inc.                                          398        10,348
Patina Oil & Gas Corporation                                    439        10,097
*Petroquest Energy Inc.                                         563         2,832
*Pure Resources Inc.                                            338         5,391
*Prize Energy Corporation                                       100         1,745
Penn Virginia Corp.                                             198         5,574
*PYR Energy Corporation                                         364           673
RPC, Inc.                                                       269         3,344
*Remington Oil and Gas Corporation - Class B                    400         5,236
*Range Resources Corporation                                  1,200         5,700
*Seitel, Inc.                                                   502         5,045
*Swift Energy Co.                                               580        11,960
*Stone Energy Corp.                                             539        17,356
*Spinnaker Exploration Company                                  482        17,053
*Superior Energy Services, Inc.                               1,091         6,437
*Syntroleum Corporation                                         541         2,537
*Houston Exploration Company                                    243         6,026
*Tom Brown Inc.                                                 836        17,472
*TransMontaigne Inc.                                            393         1,906
*Meridian Resource Corporation                                  863         2,805
*Tesoro Petroleum Corporation                                   668         7,949
*3TEC Energy Corporation                                        343         4,888
*TETRA Technologies, Inc.                                       299         5,209
*Universal Compression Holdings Inc.                            255         5,738
*Unit Corporation                                               905         8,036
Vintage Petroleum, Inc.                                       1,227        19,447
*Veritas DGC Inc.                                               801         8,931
WD-40 Co.                                                       389         7,994
Western Gas Resources, Inc.                                     507        13,197
*W-H Energy Services, Inc.                                      461         6,482
*Westport Resources Corp.                                       756        11,113
                                                                      -----------
                                                                          522,035
                                                                      -----------
FINANCIAL - 21.14%
Anchor BanCorp Wisconsin Inc.                                   492         8,167
*American Physicians Capital, Inc.                              293         6,086
American Captital Strategies Ltd                                632        17,310
ADVANTA Corporation - Class A                                   561         5,273
Associated Estates Realty Corporation                           406         3,898
Argonaut Group, Inc.                                            548         8,982
*Federal Agricultural Mortgage Corporation - Class C            203         6,776
Anthracite Capital Inc.                                         796         8,278
Acadia Realty Trust                                             473         3,070
Alabama National BanCorporation                                 228         7,524
Alfa Corporation                                                985        21,749
*Alexander's, Inc.                                               43         2,619
American Financial Holdings Inc.                                691        16,964
AMCORE Financial, Inc.                                          650        14,768
*Affiliated Managers Group Inc.                                 556        31,586
AmerUS Group Company                                            756        26,611
Amli Residential Properties Trust                               334         7,882
Andover Bancorp, Inc.                                           148         7,554
Alexandria Real Estate Equities Inc.                            372        14,675
Area Bancshares Corporation                                     378         6,426
Arrow Financial Corporation                                     152         4,251
*Avatar Holdings Inc.                                           124         2,859
BancFirst Corp.                                                 103         3,523
Banner Corp.                                                    267         5,158
BankAtlantic Bancorp  - Class A                                 534         5,393
Brandywine Realty Trust                                         641        13,673
Bedford Property Investors, Inc.                                390         7,894
Berkley (W. R.) Corp.                                           477        22,896
BancFirst Ohio Corp.                                            196         4,283
Saul Centers, Inc.                                              261         4,959
*Pinnacle Holdings Inc.                                       1,065           415
*BKF Capital Group Inc.                                         144         3,888
Bank Mutual Corporation                                         281         4,524
*BankUnited Financial Corporation                               357         5,237
*BOK Financial Corp.                                            292         8,815
Boykin Lodging Co.                                              432         3,456
Boston Private Financial Holdings Inc.                          295         5,755
Burnham Pacific Properties, Inc.                                582         2,904
BRE Properties, Inc.                                          1,168        34,982
Brookline Bancorp Inc.                                          303         4,545
Brown & Brown, Inc.                                             507        26,415
BSB Bancorp, Inc.                                               224         5,212
First Busey Corp.                                               224         4,422
*Bay View Capital Corporation                                 1,426         9,982
Baldwin & Lyons, Inc.                                           161         3,125
BancorpSouth, Inc.                                            2,104        32,402
*Credit Acceptance Corporation                                  326         2,849
Capital Automotive REIT                                         390         6,872
Capitol Transamerica Corp.                                      230         3,763
Cathay Bancorp, Inc.                                            197        10,616
Citizens Banking Corp.                                        1,171        37,566
CBL & Associates Properties, Inc.                               513        13,979
Commercial Bank of New York                                      49         1,602
Coastal Bancorp, Inc.                                           105         3,707
Community Bank System, Inc                                      179         4,923
Capital City Bank Group Inc.                                    169         3,966
*Central Coast Bancorp                                          148         3,104
CCBT Financial Companies, Inc.                                  217         5,429
*CompuCredit Corporation                                        282         2,056
Centennial Bancorp                                              527         3,974
Commercial Federal Corporation                                1,293        31,381
Community First Bankshares, Inc.                                931        22,363
Capitol Federal Financial                                       712        13,606
Commerce Group Inc                                              629        23,902
Charter Municipal Mortgage Acceptance Company                   771        12,313
City Holding Company                                            425         4,250
Chemical Financial Corporation                                  540        14,661
Chittenden Corp.                                                760        19,304
*Citizens, Inc.                                                 490         4,969
CFS Bancorp Inc.                                                405         6,022
Colonial Properties Trust                                       368        10,874
Capstead Mortgage Corporation                                   219         5,755
Commonwealth Bancorp, Inc.                                      218         4,495
Colonial BancGroup, Inc. (The)                                2,787        35,674
Centerpoint Properties Trust                                    518        24,735
CoBiz, Inc.                                                     175         2,258
*Columbia Banking System, Inc.                                  330         4,521
CORUS Bankshares, Inc.                                          228        10,249
CPB Inc.                                                        183         5,785
Chelsea Property Group Inc.                                     339        15,408
Chateau Communities, Inc.                                       511        15,049
Camden Property Trust                                           898        33,316
Crawford & Company                                              872        10,856
Community Trust Bancorp Inc.                                    260         6,214
City Bank                                                       235         5,748
Cabot Industrial Trust                                        1,024        20,992
Community Banks, Inc.                                           175         4,270
Cousins Properties Inc.                                         895        22,151
CVB Financial Corp.                                             523        11,245
Crown American Realty Trust                                     532         3,777
*Corrections Corporation of America                             628         8,264
Dime Community Bancorp, Inc                                     349         8,837
Developers Diversified Realty Corp.                           1,259        22,599
Delphi Financial Group, Inc.                                    327        11,053
Doral Financial Corporation                                     838        32,514
Downey Financial Corp.                                          499        22,021
*DVI, Inc.                                                      307         5,216
EastGroup Properties Inc                                        400         8,760
Equity Inns, Inc.                                               927         6,665
Entertainment Properties Trust                                  371         6,270
Equity One Inc.                                                  31           363
Essex Property Trust, Inc.                                      361        17,725
East West Bancorp Inc.                                          581        13,590
First American Corp.                                          1,698        34,385
*First Banks America, Inc.                                       20           613
F N B Corp.                                                     595        15,559
Flagstar Bancorp Inc.                                           166         3,835
First Bancorp                                                   165         3,960
FirstBank Puerto Rico                                           530        13,706
*Friedman, Billings, Ramsey Group Inc.- Class A                 610         3,111
First Community Bancshares Inc.                                 202         6,383
Forest City Enterprises, Inc.                                   412        19,776
First Commonwealth Financial Corporation                      1,467        18,264
FelCor Lodging Trust, Inc.                                      755        10,155
First Citizens BancShares, Inc.                                 152        12,645
First Charter Corporation                                       799        13,064
*FirstFed Financial Corp.                                       435        11,310
First Essex Bancorp, Inc.                                       161         4,226
First Financial Bancorp                                         925        14,347
First Financial Holdings, Inc.                                  336         7,711
Fidelity Bankshares, Inc.                                       396         5,287
FBL Financial Group, Inc.                                       293         4,899
Flushing Financial Corp.                                        268         4,315
First Financial Bankshares, Inc.                                272         8,032
Farmers Capital Bank Corp.                                      175         6,549
*Financial Federal Corp.                                        265         6,493
First Indiana Corporation                                       237         4,882
Financial Institutions, Inc.                                    208         4,876
First Midwest Bancorp, Inc.                                   1,022        34,523
F&M Bancorp                                                     278         7,284
Fremont General Corp.                                         1,441         7,868
First Niagara Financial Group Inc.                              244         3,872
*FINOVA Group Inc.                                            1,400         1,568
First Place Financial Corp.                                     387         5,526
First Industrial Realty Trust, Inc.                             993        29,790
*First Republic Bank                                            267         6,128
First Merchants Corporation                                     271         6,233
Federal Realty Investment Trust                                 897        19,734
First Sentinel Bancorp Inc.                                     674         7,933
Frontier Financial Corporation                                  439        12,073
First Federal Capital Corporation                               382         5,692
German American Bancorp                                         226         3,718
Greater Bay Bancorp                                           1,071        24,922
GBC Bancorp                                                     200         6,244
Glacier Bancorp, Inc.                                           341         6,479
*Gabelli Asset Management Inc. - Class A                        132         4,863
Gables Residential Trust                                        586        17,967
Great American Financial Resources Inc.                         148         2,686
Great Lakes REIT Inc.                                           308         5,020
Glenborough Realty Trust Inc.                                   489         9,066
Gold Banc Corporation, Inc.                                     770         5,998
Bank of Granite Corporation                                     280         6,219
Glimcher Realty Trust                                           612         9,902
Great Southern Bancorp, Inc.                                    143         3,791
Getty Realty Corporation                                        167         3,006
Harbor Florida Bancshares Inc.                                  558         9,971
Hancock Holding Company                                         193         7,832
Health Care REIT, Inc.                                          727        18,320
Harleysville Group Inc.                                         735        17,633
Highwoods Properties, Inc.                                    1,357        33,586
*HealthExtras Inc.                                              290         1,491
Home Properties of New York, Inc.                               444        14,048
Horace Mann Educators Corp                                    1,021        18,021
Harleysville National Corp.                                     460         9,890
Healthcare Realty Trust Inc.                                  1,021        26,036
Hudson River Bancorp, Inc                                      .385         7,704
Hilb, Rogal & Hamilton Co.                                      342        15,599
HRP Properties Trust                                          3,290        26,781
Hudson United Bancorp                                         1,183        32,816
Independent Bank Corp.                                          289         7,543
IBERIABANK Corp.                                                141         4,033
Integra Bank Corp.                                              438        10,074
International Bancshares Corp                                   420        16,170
Independence Community Bank Corporation                       1,496        32,508
Irwin Financial Corp.                                           230         4,807
*Insignia Financial Group Inc.                                  478         5,019
Independent Bank Corp.                                          310         5,053
Investors Real Estate Trust                                     527         4,917
IRT Property Company                                            764         8,251
JDN Realty Corp.                                                828         8,777
Jefferies Group, Inc.                                           559        18,447
*Jones Lang LaSalle Inc.                                        750        10,275
JP Realty, Inc.                                                 278         6,213
Kansas City Life Insurance Co.                                  155         5,425
Koger Equity, Inc.                                              675        11,678
Innkeepers USA Trust                                            581         5,229
Kilroy Realty Corporation                                       616        15,369
Kramont Realty Trust                                            472         5,895
Keystone Property Trust Corp.                                   171         2,172
Lakeland Bancorp Inc.                                           277         3,864
LandAmerica Financial Group, Inc                                453        15,062
*Local Finance Corporation                                      477         6,377
LaSalle Hotel Properties                                        307         2,837
LNR Property Corporation                                        553        16,562
*La Quinta Properties, Inc.                                   3,238        14,247
Lexington Corporate Properties Trust                            396         5,801
Mid-America Apartment Communities Inc.                          355         9,230
Mid-America Bancorp                                             219         5,497
Macerich Co. (The)                                              784        17,326
MAF Bancorp, Inc.                                               464        13,298
*MB Financial Inc.                                              141         3,525
Midwest Banc Holdings, Inc.                                     146         3,121
Medford Bancorp Inc.                                            165         3,185
Mid-State Bancshares                                            552         9,423
*Meemic Holdings Inc.                                            26           617
MicroFinancial Incorporated                                     177         2,434
Manufactured Home Communities, Inc.                             352        10,708
MeriStar Hospitality Corporation                                951        10,033
Midland Co.                                                      99         4,019
The Mills Corporation                                           390         8,338
Mid-Atlantic Realty Trust                                       322         4,508
Main Street Banks Inc.                                          241         4,336
Mission West Properties, Inc.                                   385         4,620
Mississippi Valley Bancshares, Inc.                             146         5,548
NBT Bancorp Inc.                                                599         8,566
NBC Capital Corporation                                         133         4,356
*New Century Financial Corporation                              220         2,156
*IndyMac Bancorp Inc.                                         1,537        41,668
*National Health Investors, Inc.                                523         7,034
Nationwide Health Properties Inc.                             1,164        22,873
Annaly Mortgage Management, Inc.                              1,124        16,242
Commercial Net Lease Realty, Inc                                768        10,176
National Penn Bancshares, Inc.                                  438        10,293
*National Western Life Insurance Co.                             54         5,459
Northwest Bancorp Inc.                                          306         3,063
New York Community Bancorp Inc.                               2,101        48,764
NYMAGIC, INC.                                                    83         1,332
Realty Income Corp.                                             742        21,518
Ohio Casualty Corp                                            1,408        18,290
OceanFirst Financial Corporation                                200         5,020
*Ocwen Financial Corporation                                    923         6,655
Corporate Office Properties Trust Inc.                          222         2,420
Oriental Financial Group Inc.                                   276         5,561
Omega Financial Corp.                                           208         6,452
Old Second Bancorp Inc.                                         146         4,958
Provident Bancorp, Inc.                                          79         1,698
Provident Bankshares Corporation                                615        12,731
Pennsylvania Real Estate Investment Trust                       287         6,099
PFF Bancorp, Inc.                                               290         7,975
PennFed Financial Services, Inc.                                149         3,350
Prime Group Realty Trust                                        146         1,745
Peoples Holding Co. (The)                                       152         5,090
*Philadelphia Consolidated Holding Corp.                        187         6,496
*PICO Holdings, Inc.                                            269         2,959
Parkway Properties, Inc.                                        210         6,825
Presidential Life Corporation                                   545         9,908
PMA Capital Corporation                                         416         7,488
Pan Pacific Retail Properties Inc.                              589        15,520
Pacific Northwest Bancorp                                       346         7,041
Port Financial Corp.                                            170         4,060
Prentiss Properties Trust                                       775        21,313
Post Properties, Inc.                                           977        36,227
*ProAssurance Corp.                                             493         7,346
Promistar Financial Corp.                                       377         8,679
Park National Corp.                                             294        28,445
Prosperity Bancshares, Inc.                                     138         3,547
PS Business Parks Inc.                                          283         7,839
*Quaker City Bancorp, Inc.                                       95         2,849
Reckson Associates Realty Corporation                           845        20,407
Republic Bancorp Inc.                                           176         2,332
Republic Bancorp Inc.                                         1,115        15,956
Royal Bancshares of Pennsylvania, Inc.                           88         1,562
Regency Centers Corporation                                     583        15,012
*Republic Bancshares, Inc.                                      112         1,901
RFS Hotel Investors Inc.                                        627         6,489
R&G Financial Corporation - Class B                             239         4,111
Riggs National Corp.                                            320         4,960
Raymond James Financial, Inc.                                   948        25,738
RLI Corp.                                                       166         6,806
Redwood Trust, Inc.                                             128         3,085
Pacific Capital Bancorp                                         670        19,410
Sandy Spring Bancorp Inc.                                       241         9,565
Seacoast Banking Corp. of Florida                                92         3,881
Sterling Bancshares, Inc.                                       828        10,946
Connecticut Bancshares, Inc.                                    283         6,254
Santander Bancorp                                               200         3,894
Seacoast Financial Services Corporation                         626         9,309
Second Bancorp Inc.                                             219         4,490
StanCorp Financial Group Inc.                                   784        37,946
Simmons First National Corp.                                    183         6,537
Shurgard Storage Centers, Inc.                                  753        22,695
Staten Island Bancorp Inc.                                      764        18,833
Selective Insurance Group, Inc                                  639        14,908
*Silicon Valley Bancshares                                    1,121        22,644
SJNB Financial Corporation                                       69         2,881
SCPIE Holdings Inc.                                             222         3,574
Tanger Factory Outlet Centers, Inc.                             131         2,712
Sterling Financial Corp.                                        283         6,042
SL Green Realty Corporation                                     542        17,084
Summit Properties Inc                                           629        16,511
*SoundView Technology Group, Inc                              1,322         2,657
Senior Housing Properties Trust                                 327         4,398
1st Source Corporation                                          326         7,009
Smith (Charles E.) Residential Realty, Inc.                     500        25,750
Sovran Self Storage, Inc.                                       307         8,473
S&T Bancorp, Inc.                                               594        13,900
*Stewart Information Services Corp.                             266         5,187
State Auto Financial Corp.                                      312         4,159
St. Francis Capital Corporation                                 189         4,035
Sterling Bancorp                                                199         5,721
Student Loan Corp.                                              101         7,121
Suffolk Bancorp                                                 149         6,549
Sun Communities, Inc.                                           376        13,780
CNA Surety Corporation                                          385         5,217
Storage USA, Inc.                                               387        15,325
Susquehanna Bancshares, Inc.                                    988        21,983
*Southwest Bancorporation of Texas, Inc.                        650        19,338
Southwest Securities Group, Inc.                                343         5,893
S Y Bancorp Inc.                                                138         4,416
Tucker Anthony Sutro                                            463        11,038
Medallion Financial Corp.                                       277         2,285
*Trammell Crow Company                                          576         5,760
Trust Company of New Jersey                                     497        12,475
Taubman Centers, Inc.                                           725         9,063
Cornerstone Realty Income Trust, Inc.                         1,194        12,776
Town & Country Trust (The)                                      356         7,049
National Golf Properties, Inc.                                  250         4,013
*Triad Guaranty Inc.                                            170         5,942
First Financial Corp.                                           169         6,746
Thornburg Mortgage Asset Corporation                            547         9,064
Tompkins Trustco Inc.                                           165         6,270
Texas Regional Bancshares, Inc.                                 345        11,789
TrustCo Bank Corp N Y                                         1,562        21,462
Troy Financial Corporation                                      105         2,220
South Financial Group Inc.                                    1,072        16,980
U S B Holding Company Inc.                                      277         4,113
United Bankshares, Inc.                                       1,046        28,240
UCBH Holdings, Inc.                                             475        13,861
United Community Financial Corp.                                830         5,852
*UICI                                                           964        13,139
United Dominion Realty Trust, Inc.                            2,551        36,428
United Fire & Casualty Co.                                      159         4,082
*Universal American Financial Corp.                           1,008         5,594
Universal Health Realty Income Trust                            226         5,582
UMB Financial Corp.                                             412        17,098
Umpqua Holdings Corporation                                     363         4,483
United National Bancorp                                         379         9,665
UNB Corporation                                                 263         4,476
U.S. Restaurant Properties Inc.                                 450         6,233
Vesta Insurance Group, Inc.                                     615         8,057
Vencor, Inc.                                                  1,521        16,503
Westamerica Bancorp                                             851        30,677
Washington Trust Bancorp Inc.                                   303         5,606
W Holding Company Inc.                                          686         9,604
West Coast Bancorp                                              410         5,535
Westfield America Inc.                                          290         4,684
Westcorp Inc.                                                   242         4,150
*WFS Financial Inc.                                             219         3,887
Washington Real Estate Investment Trust                         907        21,512
Weingarten Realty Investors                                     709        34,455
*World Acceptance Corporation                                   299         2,093
Wesbanco, Inc.                                                  458         9,847
WSFS Financial Corporation                                      213         3,510
WIntrust Financial Corporation                                  171         5,310
Whitney Holding Corporation                                     662        28,464
Winston Hotels, Inc.                                            354         2,797
Waypoint Financial Corp.                                        879        11,627
Zenith National Insurance Corporation                           207         5,092
                                                                      -----------
                                                                        3,754,839
                                                                      -----------
INDUSTRIAL - 13.97%
Airborne Inc.                                                 1,211        11,565
*Arkansas Best Corporation                                      433         8,967
*Armstrong Holdings, Inc.                                       969         2,645
*Active Power Inc.                                              787         3,943
*ACT Manufacturing, Inc.                                        256         1,137
*Advanced Energy Industries, Inc.                               465         7,733
*AEP Industries Inc.                                             40         1,000
AGCO Corp.                                                    1,648        14,914
*Armor Holdings Inc.                                            408         8,078
*Albany International Corporation  - Class A                    390         5,834
Arnold Industries, Inc.                                         492        10,184
AAR Corporation                                                 605         4,846
Applied Industrial Technologies Inc.                            439         7,415
Alexander & Baldwin, Inc.                                     1,020        23,878
Analogic Corporation                                            165         6,683
AMETEK, Inc.                                                    830        21,812
Ameron International Corporation                                 91         5,864
*American Superconductor Corporation                            509         4,754
Smith (A.O.) Corporation                                        249         4,367
Apogee Enterprises, Inc.                                        710         9,159
*Astec Industries, Inc.                                         382         4,970
*Alliant Techsystems Inc.                                       529        45,282
AptarGroup, Inc.                                                814        25,885
*Artesyn Technologies Inc                                       855         4,651
Barnes Group Inc.                                               412         8,776
Butler Manufacturing Co.                                        128         2,778
*Beacon Power Corp.                                             700         1,064
*BE Aerospace, Inc.                                             670         5,092
BEI Technologies Inc.                                           270         4,334
Bel Fuse Inc. Class B                                           216         4,199
Baldor Electric Co.                                             593        11,771
General Cable Corporation                                       823         8,107
Briggs & Stratton Corp.                                         544        16,978
*Benchmark Electronics, Inc.                                    494         8,161
Ball Corp.                                                      694        41,571
BMC Industries, Inc.                                            691         1,410
Brady Corp. - Class A                                           449        13,380
*Brooks Automation, Inc.                                        438        11,646
Belden Inc.                                                     618        11,618
Castle (A.M.) & Co.                                             164         1,361
Calgon Carbon Corporation                                       836         6,362
*Crown Cork & Seal Co., Inc.                                  2,999         6,868
*Catalytica Energy Systems Inc                                  324         2,482
*Consolidated Freightways Corporation                           421         1,276
*Cognex Corporation                                             801        15,716
*Atlas Air Worldwide Holdings                                   414         4,078
C&D Technologies Inc.                                           658        12,107
CIRCOR International Inc.                                       216         3,240
*Checkpoint Systems, Inc.                                       717         7,837
CLARCOR Inc.                                                    555        13,265
Commercial Metals Company                                       288         8,006
*Coherent, Inc.                                                 697        19,795
*CoorsTek Inc.                                                  208         5,198
Chesapeake Corporation                                          381         9,849
Carlisle Companies, Inc.                                        762        21,359
CTS Corp.                                                       700        10,339
Cubic Corporation                                               129         4,451
*CUNO Inc.                                                      381        10,573
*Covenant Transport, Inc.                                       179         1,683
Curtiss-Wright Corp.                                            142         6,617
*Castella Waste Systems Inc. - Class A                          446         4,964
Centex Construction Products Inc.                               164         4,846
*Cymer, Inc                                                     768        12,864
*Daktronics, Inc.                                               344         3,027
Donaldson Company, Inc.                                         986        28,417
*DDi Corporation                                              1,043         8,177
*Dionex Corp.                                                   493        12,433
*DRS Technologies, Inc.                                         301        10,460
*DSP Group, Inc                                                 594        11,850
*Duraswitch Industries Inc.                                     115         1,155
*Dal-Tile International Inc.                                  1,405        21,623
*Dycom Industries, Inc.                                       1,070        12,412
*EGL Inc                                                        861         7,637
Engineered Support Systems, Inc.                                166         7,819
EDO Corporation                                                 209         6,009
Elcor Corp.                                                     484        10,421
*EMCOR Group, Inc.                                              192         6,125
*Energy Conversion Devices, Inc.                                321         5,277
*EarthShell Corporation                                       1,127         2,479
*ESCO Technologies Inc.                                         271         6,748
*Electro Scientific Industries, Inc.                            680        14,926
*Esterline Technologies Corporation                             520         8,242
*Fairchild Corp. (The)                                          320         1,088
*FEI Company                                                    378         8,222
Franklin Electric Co., Inc.                                     108         7,776
Florida East Coast Industries, Inc.                             572        12,584
*FLIR Systems, Inc.                                             265        10,873
*Flow International Corporation                                 329         3,185
*Flowserve Corp.                                                955        18,861
*Foamex International, Inc.                                     412         2,534
Florida Rock Industries, Inc.                                   468        14,761
*Fisher Scientific International Inc.                         1,357        34,468
Federal Signal Corp                                           1,146        20,215
*Forward Air Corporation                                        387         9,110
*Wilson Greatbatch Technologies Inc.                            194         5,684
Greif Bros. Corp.                                               325         7,449
*Gardner Denver Inc.                                            367         8,147
*GenRad, Inc.                                                   719         2,351
*Griffon Corp                                                  .666         8,125
Graco Inc.                                                      775        23,405
GenTek Inc.                                                     103           335
*Genlyte Group Inc.                                             299         8,671
*GulfMark Offshore Inc.                                         115         2,760
Gerber Scientific, Inc.                                         467         4,904
Gorman-Rupp Company                                             185         3,589
Granite Construction Inc.                                       786        20,153
GenCorp Inc.                                                    785         8,902
HEICO Corp.                                                     241         3,615
*HEICO Corp. Class A                                             24           280
Harsco Corp.                                                  1,002        27,816
*Heartland Express, Inc.                                        374         8,598
*Hexcel Corporation                                             575         2,300
*Identix Inc.                                                   772         6,284
IDEX Corp.                                                      765        21,152
*II-VI Inc.                                                     262         3,414
*Interlogix Inc.                                                490        11,858
*Intermagnetics General Corporation                             340         7,908
*Imation Corp.                                                  839        17,535
*Insituform Technologies, Inc.                                  595        10,145
*Ionics, Inc.                                                   435         9,618
Interpool, Inc.                                                 328         4,789
*Innovative Solutions and Support, Inc.                         199         1,447
*Itron, Inc.                                                    352         8,103
*Ivex Packaging Corporation                                     399         6,803
*Hunt (J.B.) Transport Services, Inc.                           383         4,994
JLG Industries, Inc.                                          1,055         9,664
*Thermo Fibertek Inc.                                            29           374
Kaman Corporation                                               563         7,454
Kaydon Corp.                                                    699        14,630
Keithley Instruments, Inc.                                      151         2,167
*Kirby Corp.                                                    469        10,553
Kennametal Inc.                                                 771        24,610
*Knight Transportation, Inc.                                    271         5,190
*Kansas City Southern Industries, Inc.                        1,469        17,628
Lancaster Colony                                                708        19,831
Lawson Products, Inc.                                           124         3,026
*LeCroy Corporation                                             178         3,448
*Lydall, Inc.                                                   375         2,475
*Ladish Company Inc.                                            229         1,821
Lincoln Electric Holdings Inc.                                  793        17,462
*Concord Camera Corp.                                           598         2,619
*Littelfuse, Inc.                                               457        10,113
Lennox International Inc.                                     1,080        10,044
Liqui-Box Corporation                                            66         2,723
Lindsay Manufacturing Co.                                       252         4,473
*Landstar System, Inc.                                          215        13,760
LSI Industries Inc.                                             237         5,925
*MagneTek, Inc.                                                 514         4,719
Matthews International Corp.                                    770        16,986
*Mestek, Inc.                                                    67         1,558
*Molecular Devices Corp                                         386         7,195
*Medis Technologies Ltd.                                        210         1,325
*Merix Corporation                                              323         4,538
Methode Electronics Inc. - Class A                              848         6,402
*Mechanical Technology, Inc.                                    482         1,687
*Mueller Industries Inc.                                        738        21,181
*Moog Inc.                                                      312         7,042
Mine Safety Appliances Co.                                      217         9,765
*Measurement Specialties, Inc.                                  174         1,721
*Manufacturers Services Ltd.                                    387         1,567
Manitowoc Co.                                                   611        14,811
*Maverick Tube Corp.                                            852         7,719
Myers Industries, Inc.                                          413         4,894
Milacron Inc.                                                   395         4,724
*Nanophase Technologies Corporation                             292         1,299
NACCO Industries, Inc.                                          163         9,087
NCH Corporation                                                  56         2,195
*NCI Building Systems Inc.                                      400         4,600
Nordson Corp                                                    582        12,717
NN, Inc.                                                        289         2,520
National Service Industries, Inc.                             1,036        21,393
*NS Group, Inc.                                                 443         3,012
*Nortek, Inc.                                                   212         4,569
*Nu Horizons Electronics Corporation                            368         2,778
Quanex Corporation                                              338         7,808
Oglebay Norton Company                                           71         1,044
*Owens-Illinois, Inc.                                         3,653        14,722
*Offshore Logistics, Inc.                                       433         8,309
*Orbital Sciences Corporation                                   842         1,532
Overseas Shipholding Group, Inc.                                687        15,114
*Osmonics, Inc.                                                 265         3,313
*Universal Display Corporation                                  372         2,623
*Packard BioScience Company                                   1,605        12,696
*Perini Corporation                                             282         1,833
Pitt-Des Moines, Inc.                                           114         3,477
*Photon Dynamics, Inc.                                          321         7,431
Pioneer-Standard Electronics, Inc.                              693         6,251
Park Electrochemical Corp.                                      417         9,070
*Planar Systems, Inc.                                           260         5,229
*Pemstar Inc.                                                   418         4,807
Penn Engineering and Manufacturing Corp.                        299         4,246
*Powell Industries, Inc.                                        157         3,556
Polaroid Corp.                                                1,113           579
*Presstek Inc.                                                  771         4,780
*Proton Energy Systems, Inc.                                    834         3,928
*PAXAR Corp.                                                    904        11,526
Pittston Brink's Group                                        1,304        23,602
Quixote Corp                                                    154         3,236
Ryder System Inc.                                             1,325        26,487
*RailAmerica, Inc.                                              420         5,250
Regal-Beloit Corp                                               480         8,760
Robbins & Myers, Inc.                                           187         4,610
*Recoton Corp.                                                  236         2,915
*Research Frontiers Inc.                                        246         3,998
Sturm, Ruger & Co., Inc.                                        494         5,128
*U S Concrete Inc.                                              422         3,068
Roadway Corporation                                             300         7,227
*Rogers Corporation                                             392        11,019
*ROHN Industries Inc.                                           429         1,060
Roper Industries, Inc.                                          732        26,345
*Rayovac Corp.                                                  448         6,832
*SatCon Technology Corporation                                  212         1,143
*SBS Technologies, Inc.                                         358         3,995
Sauer-Danfoss Inc.                                              255         1,994
*Silgan Holdings, Inc.                                          244         4,465
SLI Inc.                                                        611         1,582
*Spectra Physics Inc.                                            93         1,651
*Sequa Corp.                                                     88         3,981
*Stericycle, Inc.                                               337        14,046
*Stoneridge Inc.                                                315         2,205
*Sensormatic Electronics Corp.                                1,999        47,136
*Simpson Manufacturing Co., Inc.                                186         9,858
Stewart & Stevenson Services, Inc.                              626        15,074
*SureBeam Corporation                                           169         1,403
*Swift Transportation Co., Inc.                               1,446        25,594
Standex International Corp.                                     273         5,146
*Teledyne Technologies Inc.                                     797        12,712
Tecumseh Products Company - Class A                             384        17,484
*Terex Corporation                                              677        12,057
Tredegar Industries, Inc.                                       398         6,766
*Triumph Group, Inc.                                            471        10,974
Thomas Industries Inc.                                          382         8,232
Timken Co. (The)                                              1,248        17,098
Thomas & Betts Corp.                                          1,464        25,591
Tennant Co.                                                     229         8,015
Technitrol, Inc.                                                761        16,970
*Trimble Navigation Ltd.                                        611         9,318
Trinity Industries, Inc.                                        928        20,091
*TRC Companies, Inc.                                            131         4,734
*Tetra Tech, Inc.                                               960        21,216
*TTM Technologies Inc.                                          285         1,761
*Titan Corp. (The)                                            1,197        23,461
*Trex Company Inc.                                              156         2,722
Texas Industries, Inc.                                          523        16,161
*UCAR International Inc.                                      1,143        10,173
Universal Forest Products, Inc.                                 297         5,649
*AMERCO                                                         328         5,963
United Industrial Corp.                                         316         4,645
*UNOVA Inc.                                                   1,111         4,944
*URS Corp.                                                      315         7,245
USFreightways Corp.                                             661        20,716
USG Corp                                                        929         3,465
U S  Industries, Inc.                                         1,870         4,301
Valmont Industries, Inc.                                        347         4,858
*Varian Inc.                                                    779        19,849
*ViaSystems Group Inc.                                        1,371           891
*Vicor Corp.                                                    570         8,043
*Valence Technology, Inc.                                       732         2,591
Wabtec Corp.                                                    731         7,968
*Wisconsin Central Transportation Corp.                       1,043        17,813
*Waste Connections Inc.                                         681        18,387
Woodhead Industries, Inc.                                       265         3,964
Werner Enterprises, Inc.                                        704        11,771
Woodward Governor Company                                       223        10,804
*Encore Wire Corporation                                        330         4,274
*Wolverine Tube Inc.                                            196         1,980
Worthington Industries, Inc.                                  1,698        19,103
Watts Industries, Inc.                                          386         5,057
*Excel Technology, Inc.                                         213         3,350
X-Rite, Incorporated                                            427         3,373
*Yellow Corporation                                             608        12,365
York International                                              967        27,693
*Zebra Technologies Corporation                                 667        24,984
*Zygo Corporation                                               372         3,835
                                                                      -----------
                                                                        2,481,730
                                                                      -----------
TECHNOLOGY - 8.78%
*Actel Corporation                                              563         9,999
*Actuate Corporation                                          1,045         4,379
*ADE Corporation                                                229         2,153
*Advanced Digital Information Corporation                     1,309        13,496
*Alpha Industries, Inc.                                       1,093        21,171
*Acclaim Entertainment, Inc.                                  1,076         2,884
*Alliance Semiconductor Corporation                             658         4,724
*American Management Systems, Inc.                            1,048        12,586
*ANADIGICS, Inc.                                                758         9,248
*ANSYS, Inc.                                                    360         6,426
*Ansoft Corporation                                             153         1,395
*AstroPower Inc.                                                303        10,457
*AremisSoft Corporation                                         440           308
*Artisan Components Inc.                                        320         2,534
*Ascential Software Corp                                      7,269        23,988
*Asyst Technologies, Inc.                                       818         7,403
*ATMI Inc.                                                      685        10,583
*Activision, Inc.                                               435        11,841
*August Technology Corporation                                  136         1,115
*Avid Technology, Inc.                                          573         4,177
*Avant! Corp.                                                   943         2,791
*AXT Inc.                                                       483         5,120
*Aspen Technology, Inc.                                         770         7,700
*BARRA, Inc.                                                    291        12,228
*Borland Software Corp.                                       1,232         9,979
*Brio Technology Inc                                           .470         1,142
*BSQUARE Corporation                                            373           988
*CACI International Inc.                                        231        12,626
*Caliper Technologies Corporation                               534         4,940
*Caminus Corporation                                            232         3,406
*Carreker Corporation                                           430         3,264
*Catapult Communications Corporation                            119         1,637
*CIBER, Inc.                                                  1,206         7,598
*CCC Information Services Group Inc.                            254         1,857
*Concurrent Computer Corporation                              1,386        12,585
*Constellation 3D Inc.                                          353           254
*ChipPAC Inc.                                                   816         1,877
*Celeritek, Inc.                                                300         3,549
*Credence Systems Corp                                        1,441        17,364
*Convera Corp.                                                  514         1,259
Cohu, Inc.                                                      513         7,674
*Cognizant Technology Solutions Corporation                     189         4,234
*Covansys Corporation                                           453         3,959
*Documentum, Inc.                                               948         7,764
*Digimarc Corporation                                           249         3,429
*DuPont Photomasks, Inc.                                        122         3,389
*Dendrite International, Inc.                                   739         5,868
*Datastream Systems, Inc.                                       406         1,218
*Eclipsys Corporation                                         1,091        14,510
*EpicEdge Inc.                                                  199            42
*eFunds Corp.                                                 1,150        19,148
*Electronics for Imaging, Inc.                                1,343        21,864
*Electroglas, Inc.                                              529         6,586
*Elantec Semiconductor, Inc.                                    566        12,990
*Echelon Corporation                                            586         7,313
*Embarcadero Technologies Inc.                                  226         1,779
*EMCORE Corporation                                             550         4,708
*Entegris Inc.                                                  991         7,829
*EPIQ Systems Inc.                                              146         3,723
*ESS Technology, Inc.                                           752         7,685
*Exar Corp.                                                     952        16,470
*EXE Technologies Inc.                                          778         1,587
*FalconStore Software, Inc.                                     328         2,844
FactSet Research Systems Inc.                                   513        12,445
Fair, Isaac and Co., Inc.                                       445        21,017
*FileNet Corp.                                                  890         8,962
*FSI International, Inc.                                        646         6,434
*Global Imaging Systems Inc.                                    171         2,951
Global Payments Inc                                             877        25,784
*GlobeSpan Inc.                                               1,361        12,303
*Handspring, Inc.                                               490           662
Helix Technology Corp.                                          567         9,208
*Hi/fn Inc.                                                     199         1,960
*HNC Software Inc.                                              872        16,306
*Hutchinson Technology Inc.                                     630        11,214
*Hyperion Solutions Corporation                                 812        10,848
*The InterCept Group Inc.                                       274         9,165
*Integrated Circuit Systems, Inc.                               692         8,844
*IDX Systems Corp.                                              419         4,295
*Infogrames Inc.                                                369         1,255
*Indus International, Inc.                                      773         4,607
IKON Office Solutions Inc.                                    3,561        27,491
*InFocus Corp.                                                  977        12,750
*Intergraph Corp.                                             1,250        11,188
*Interactive Intelligence Inc.                                  137           685
*InteliData Technologies Corporation                          1,149         3,769
Inter-Tel, Inc.                                                 467         5,352
*InterVoice-Brite Inc.                                          752         7,806
*Iomega Corporation                                           6,864         8,374
*Information Resources, Inc.                                    683         4,337
*Integrated Silicon Solution, Inc.                              663         5,695
*Integral Systems, Inc.                                         238         4,294
*InterTrust Technologies Corporation                          1,891         2,004
*infoUSA Inc. - Class B                                         682         2,769
*JDA Software Group, Inc.                                       504         6,623
*J. D. Edwards & Company                                      2,476        17,629
*Keane Inc.                                                   1,342        18,318
*Kulicke & Soffa Industries, Inc.                             1,232        13,429
*Kopin Corporation                                            1,635        17,053
*Kronos Inc.                                                    315        12,931
*Lexar Media Inc.                                               830           830
*Legato Systems Inc.                                          2,237        12,259
*VA Linux Systems Inc.                                          778           817
*LTX Corp.                                                    1,205        16,400
*Manhattan Associates Inc.                                      358         6,072
*MapInfo Corporation                                            330         2,409
*MICROS Systems, Inc.                                           438         7,783
*MCSi Inc.                                                      277         4,462
*Allscripts Healthcare Solutions, Inc.                          783         3,289
*Moldflow Corporation                                           108           915
*MIPS Technologies, Inc.                                        977         6,399
*MKS Instruments Inc.                                           516         9,159
*MSC.Software Corp.                                             359         5,780
*Mercury Computer Systems, Inc.                                 464        17,423
*MRO Software Inc.                                              390         3,978
*Microsemi Corporation                                          704        18,339
*MetaSolv, Inc.                                                 657         3,942
*MicroStrategy Incorporated                                     722           816
MTS Systems Corporation                                         518         5,957
*Mattson Technology, Inc.                                       785         3,140
*Midway Games, Inc.                                             685         8,295
*Maxwell Technologies, Inc.                                     252         1,638
*Nanometrics Incorporated                                       183         3,241
National Data Corp.                                             800        28,800
*Numerical Technologies, Inc.                                   467         7,752
*Novell Inc.                                                  8,892        32,545
*NetScout Systems Inc.                                          430         1,828
*NetIQ Corporation                                            1,001        22,793
*Nuance Communications                                          666         4,329
*Novadigm, Inc.                                                 340         2,499
*NYFIX Inc.                                                     548         7,836
*Oak Technology, Inc.                                         1,177         9,181
*ON Semiconductor Corp.                                         834         1,543
*Onyx Software Corporation                                      824         1,566
*OPNET Technologies, Inc.                                       206         1,207
*OTG Software Inc.                                              368         2,042
*Pinnacle Systems, Inc.                                       1,288         3,748
*PEC Solutions Inc.                                              34           579
*Perot Systems Corporation - Class A                          1,527        24,661
*Packeteer Inc.                                                 557         1,777
*Photronics, Inc.                                               653        12,048
*PLX Technology Inc.                                            429         2,218
*Pomeroy Computer Resources, Inc                                250         3,013
*Power Integrations Inc.                                        654        11,916
*ProBusiness Services Inc.                                      437         6,463
*Progress Software Corp.                                        731        10,227
*PRI Automation, Inc.                                           587         5,882
*Pericom Semiconductor Corporation                              536         7,450
*Per-Se Technologies Inc.                                       753         5,979
*Phoenix Technologies Ltd.                                      582         5,837
*Pumatech, Inc.                                                 937         1,265
*Pixelworks Inc.                                                547         6,892
*Radiant Systems, Inc.                                          379         3,866
*Read-Rite Corp.                                              2,997         8,841
Richardson Electronics, Ltd.                                    114           942
*Red Hat, Inc.                                                  675         2,363
*Renaissance Learning Inc.                                      195         6,417
*Rambus Inc/DE                                                2,072        15,250
*Rainbow Technologies, Inc.                                     582         2,037
*Roxio, Inc.                                                    415         6,308
*RadiSys Corp.                                                  396         4,752
*Rudolph Technologies Inc.                                      240         5,918
*Sage, Inc.                                                     284         4,331
*StarBase Corporation                                         1,747         1,153
*SONICblue Inc.                                               2,028         2,211
*Sanchez Computer Associates Inc.                               331         2,489
*SCM Microsystems Inc.                                          385         2,391
*Systems & Computer Technology Corp.                            777         6,993
*SeaChange International Inc.                                   432         7,547
*General Semiconductor Inc.                                     894         8,582
*Silicon Graphics, Inc.                                       4,921         2,264
Schawk, Inc.                                                    226         2,226
*SignalSoft Corporation                                         445         1,749
*Siliconix incorporated                                         147         3,053
*Silicon Image Inc.                                           1,208         2,525
*Sipex Corp.                                                    567         3,663
*Silicon Laboratories Inc.                                      218         3,006
*Standard Microsystems Corporation                              367         3,442
*Semitool, Inc.                                                 387         3,700
*Simplex Solutions, Inc.                                        101         1,527
*SPSS Inc.                                                      246         4,234
*SpeechWorks International Inc.                                 607         2,993
*SERENA Software, Inc.                                          391         4,555
*Silicon Storage Technology, Inc.                             1,923         8,903
*SPS Technologies, Inc.                                         243         7,348
*Supertex, Inc.                                                 198         3,018
*Sykes Enterprises, Inc.                                        568         3,169
*Synplicity Inc.                                                260         1,456
*Syntel  Corp.                                                  127         1,041
*IXYS Corporation                                               250         1,488
TALX Corp.                                                      219         4,663
*3D Systems Corporation                                         202         3,151
*Three-Five Systems, Inc                                        537         8,560
*3DO Co. (The)                                                  829         1,699
*T-HQ Inc.                                                      536        23,128
*TriQuint Semiconductor Inc.                                  2,991        47,826
*TradeStation Group Inc.                                        511         1,252
*Trikon Technologies Inc.                                       254         2,144
*Tripath Technology, Inc.                                       390           218
*Transaction Systems Architects, Inc.                           895         5,621
*Take-Two Interactive Software, Inc.                            832         5,882
*Microtune Inc.                                                 573         6,532
*Plato Learning, Inc.                                           248         5,987
*Therma-Wave Inc.                                               401         4,118
*TranSwitch Corp.                                             2,136         6,536
*Unigraphics Solutions Inc. - Class A                           127         4,128
*Ulticom Inc.                                                   232         1,891
*Ultratech Stepper, Inc.                                        499         5,973
*Vastera Inc.                                                   457         5,118
*Veeco Instruments Inc.                                         623        16,510
*Virage Logic Corporation                                       216         2,361
*Vialta Inc. Class A                                            889           364
*Virata Corporation                                           1,248        12,455
*Varian Semiconductor Equipment Associates Inc.                 815        21,066
*Viewpoint Corp.                                                960         3,264
*Wave Systems Corp.                                           1,260         2,129
*Western Digital Corp.                                        4,463         9,685
*MEMC Electronic Materials, Inc.                              1,036         1,088
*Witness Systems Inc.                                           292         2,380
*Xicor, Inc.                                                    542         4,309
*Xanser Corporation                                             706         1,306
*Xybernaut Corporation                                        1,119         2,238
*Zoran Corporation                                              440        10,657
                                                                      -----------
                                                                        1,559,610
                                                                      -----------
UTILITIES - 4.16%
AGL Resources Inc.                                            1,370        27,359
Atmos Energy Corp.                                            1,019        22,010
Avista Corporation                                            1,191        16,198
American States Water Company                                   254         9,398
Bangor Hydro-Electric Co.                                       185         4,927
Cascade Natural Gas Corporation                                 278         6,005
CH Energy Group Inc.                                            425        17,255
Cleco Corporation                                             1,047        21,579
*Corad  Communications Group                                  4,531         1,654
*Covanta Energy Corp.                                         1,253        14,635
Connecticut Water Service, Inc.                                 192         5,301
Central Vermont Public Service Corp.                            291         5,090
California Water Service Group                                  354         9,558
DQE, Inc.                                                     1,407        27,071
Empire District Electric Co.                                    444         9,124
*El Paso Electric Company                                     1,294        17,016
Energen Corp.                                                   695        15,638
Hawaiian Electric Industries, Inc.                              840        32,760
Kansas City Power & Light                                       235         3,816
Laclede Gas Company                                             475        11,400
Madison Gas & Electric Co.                                      399        10,035
Middlesex Water Company                                         127         4,191
Montana Power Co.                                             2,613        13,718
New Jersey Resources Corp.                                      448        19,806
Northwestern Corporation                                        596        13,112
*NewPower Holdings Inc.                                       1,120         3,450
NUI Corporation                                                 346         7,069
Northwest Natural Gas Company                                   631        14,759
ONEOK Inc.                                                    1,336        22,124
Otter Tail Power Company                                        612        17,350
Peoples Energy Corp.                                            891        35,426
Public Service Co. of New Mexico                                985        24,832
Piedmont Natural Gas Co., Inc.                                  761        23,698
Philadelphia Suburban Corp.                                   1,132        29,726
RGS Energy Group Inc.                                           869        33,630
SEMCO Energy, Inc.                                              455         6,529
South Jersey Industries, Inc.                                   294         9,011
SJW Corp.                                                        50         4,095
Sierra Pacific Resources                                      1,976        29,838
*Southern Union Co.                                             850        17,791
*Southwestern Energy Co.                                        634         7,513
Southwest Gas Corp.                                             728        15,434
UGI Corp.                                                       683        18,509
UIL Holding Corporation                                         312        14,879
Unisource Energy Corporation                                    757        10,598
WGL Holdings Inc.                                             1,171        31,486
WPS Resources Corporation                                       667        22,945
                                                                      -----------
                                                                          739,348
                                                                      -----------
     Total Common Stocks
          (cost $21,153,079)                                           16,651,491
                                                                      -----------
UNIT INVESTMENT TRUST - 3.83%
*iShares Russell 2000 Index Fund                              8,480       680,096
                                                                      -----------
     Total Unit Investment Trust
          (cost $763,612)                                                 680,096
                                                                      -----------
                                                          PRINCIPAL       VALUE
                                                          ---------       -----
SHORT-TERM INVESTMENTS(3) - 2.24%
VARIABLE RATE DEMAND NOTES(1) - 1.90%
Firstar Bank (2.416% due 12/31/31)                         $317,728   $   317,728
Wisconsin Corp. (2.663% due 12/31/31)                        19,133        19,133
                                                                      -----------
                                                                          336,861
                                                                      -----------
U.S. TREASURY BILL - .34%
(3.502% due 10/04/01)                                        60,000        59,983
                                                                      -----------
     Total Short-Term Investments
          (cost $396,844)                                                 396,844
                                                                      -----------
TOTAL INVESTMENTS - 99.82%
(cost $22,313,535)(2)                                                  17,728,431
                                                                      -----------
OTHER ASSETS AND LIABILTIES - 0.18%                                        32,412
                                                                      -----------
TOTAL NET ASSETS - 100.00%                                            $17,760,843
                                                                      ===========

______________
*Non-income producing
+Illiquid Security

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $1,875,166 and ($6,460,270), respectively.

(3) Securities and other assets with an aggregate value of $406,050 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

                                                      Unrealized
                                                     Appreciation/
Type                                Contracts       (Depreciation)
Russell 2000 Index (12/01)              2              ($5,650)



The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2001

                                                  SHARES        VALUE
COMMON STOCKS - 73.05%
BASIC INDUSTRIES - 0.30%
*Smurfit-Stone Container Corporation               1,652     $   21,856
                                                             ----------
CAPITAL GOODS - 1.89%
*Maxim Integrated Products, Inc.                   3,173        110,865
PACCAR Inc.                                          592         29,049
                                                             ----------
                                                                139,914
                                                             ----------
CONSUMER NON-DURABLES - 0.76%
Cintas Corporation                                 1,400         56,420
                                                             ----------
CONSUMER SERVICES - 7.99%
*Adelphia Communications Corporation               1,112         24,686
*Amazon.com, Inc.                                  1,638          9,779
*+At Home Corporation                              1,735            260
*Bed Bath & Beyond Inc.                            2,653         67,545
*CMGI, Inc.                                        2,683          2,683
*Comcast Corporation                               3,080        110,480
*Costco Wholesale Corp.                            1,629         57,927
*eBay Inc.                                         1,379         63,089
*Gemstar-TV Guide International Inc.               2,984         58,815
*PanAmSat Corporation                              1,392         32,461
*Staples Inc.                                      2,100         28,035
*Starbucks Corp.                                   3,634         54,292
*TMP Worldwide Inc.                                  783         22,229
*USA Networks, Inc.                                2,411         43,350
*Yahoo! Inc.                                       1,863         16,413
                                                             ----------
                                                                592,044
                                                             ----------
HEALTH CARE - 10.42%
*Abgenix, Inc.                                       536         12,167
*Amgen Inc.                                        3,355        197,173
*Biogen, Inc.                                      1,254         69,697
Biomet, Inc.                                       2,496         73,008
*Chiron Corp.                                      1,828         81,108
*Genzyme Corp.                                     1,781         80,893
*Human Genome Sciences, Inc.                         843         26,057
*IDEC Pharmaceuticals Corp                         1,082         53,635
*Immunex Corp.                                     5,005         93,493
*MedImmune Inc.                                    1,566         55,797
*Millennium Pharmaceuticals                        1,609         28,577
                                                             ----------
                                                                771,605
                                                             ----------
PUBLIC UTILITIES - 2.30%
*McLeodUSA Incorporated                            3,398          2,616
*NEXTEL Communications Inc.                        6,560         56,679
*WorldCom, Inc.                                    7,298        109,762
*XO Communications Inc.-Class A                    2,380            976
                                                             ----------
                                                                170,033
                                                             ----------
TECHNOLOGY - 49.39%
*3Com Corp.                                        1,200          4,500
*ADC Telecommunications, Inc.                      6,689         23,345
Adobe Systems Inc.                                 1,628         39,039
*Altera Corp.                                      3,729         61,081
*Apple Computer, Inc.                              3,330         51,648
*Applied Materials, Inc                            2,889         82,163
*Applied Micro Circuits Corp                       2,390         16,706
*Ariba, Inc.                                       1,628          3,028
*Atmel Corp.                                       2,413         16,119
*BEA Systems, Inc.                                 2,468         23,668
*Broadcom Corporation                              1,114         22,614
*BroadVision, Inc.                                 2,016          1,835
*Brocade Communications Systems, Inc.              1,588         22,280
*Check Point Software Technologies Ltd.            1,588         34,968
*CIENA Corp.                                       2,663         27,402
*Cisco Systems, Inc.                              17,852        217,437
*Citrix Systems, Inc.                              1,525         30,195
*CNET Networks, Inc.                               1,074          4,618
*Compuware Corp.                                   1,571         13,086
*Comverse Technology, Inc.                         1,189         24,351
*Concord EFS Inc.                                  1,936         94,767
*Conexant Systems, Inc.                            1,861         15,446
*Dell Computer Corp                                6,588        122,076
*EchoStar Communications Corporation               1,676         39,001
*Electronic Arts                                     926         42,290
*FIserv Inc.                                       1,609         55,028
*Flextronics International Ltd.                    3,582         59,246
*i2 Technologies, Inc.                             3,032         10,430
*Inktomi Corporation                                 801          2,195
Intel Corp.                                       16,090        328,880
*Intuit, Inc.                                      1,804         64,583
*JDS Uniphase Corp.                                9,309         58,833
*Juniper Networks, Inc.                            1,441         13,978
*KLA-Tencor Corp.                                  1,546         48,823
*Level 3 Communications, Inc.                      1,770          6,691
Linear Technology Corp.                            2,924         95,907
LM Ericsson Telephone Company                      6,761         23,596
*Mercury Interactive Corp                            595         11,329
*Metromedia Fiber Network, Inc.                    4,081          1,388
*Microchip Technology Inc                            748         20,046
*Microsoft Corp.                                  12,643        646,942
Molex Inc.                                           671         18,862
*Network Appliance, Inc.                           2,327         15,824
*Novell Inc.                                       3,104         11,361
*Novellus Systems, Inc.                              990         28,274
*NVIDIA Corp.                                      1,036         28,459
*Oracle Corp.                                     15,897        199,984
*Palm Inc.                                         3,718          5,428
*Parametric Technology Corp.                       2,497         12,959
Paychex Inc.                                       2,446         77,073
*PeopleSoft Inc.                                   2,943         53,092
*PMC - Sierra, Inc.                                1,219         12,519
*QLogic Corp.                                        648         12,312
*QUALCOMM Inc.                                     6,282        298,646
*Rational Software Corp                            1,479         12,808
*RealNetworks, Inc.                                1,024          4,977
*RF Micro Devices, Inc.                            1,281         21,265
*Sanmina Corp.                                     2,340         31,777
*Siebel Systems, Inc.                              3,684         47,929
*Sun Microsystems, Inc.                            9,713         80,327
*Tellabs, Inc.                                     1,618         15,986
*VeriSign, Inc.                                    1,293         54,176
*Veritas Software                                  2,762         50,931
*Vitesse Semiconductor Corp.                       1,362         10,556
*Xilinx Inc.                                       3,028         71,249
                                                             ----------
                                                              3,658,332
                                                             ----------
     Total Common Stocks
          (cost $15,230,162)                                  5,410,204
                                                             ----------
UNIT INVESTMENT TRUST - 2.91%
Nasdaq 100 Shares*7,438                                         215,595
                                                             ----------
     Total Unit Investment Trust
          (cost $219,948)                                       215,595
                                                             ----------
                                               PRINCIPAL        VALUE
SHORT-TERM INVESTMENTS(3) - 28.39%

VARIABLE RATE DEMAND NOTES(1) - 13.27%
American Family (2.315% due 12/31/31)           $349,696    $   349,696
Firstar Bank (4.416% due 12/31/31)               375,394        375,394
Wisconsin Corp. Central Credit Union
     (2.336% due 12/31/31)                       123,260        123,260
Wisconsin Electric (2.315% due 12/31/31)         134,722        134,722
                                                            -----------
                                                                983,072
                                                            -----------
U.S. TREASURY BILL - 15.12%
(3.502% due 10/04/01)                          1,120,000      1,119,681
                                                            -----------
     Total Short-Term Investments
          (cost $2,102,753)                                   2,102,753
                                                            -----------

TOTAL INVESTMENTS - 104.35%
(cost $17,552,863)(2)                                         7,728,552
                                                            -----------
OTHER ASSETS AND LIABILITIES - (4.35%)                         (322,275)
                                                            -----------
TOTAL NET ASSETS - 100% $                                   $ 7,406,277
                                                            ===========


______________
*Non-income producing
+Illiquid Security

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30,2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2)Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $149,255 and ($9,973,566), respectively.

(3) Securities and other assets with an aggregate value of $1,527,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

                                                     Unrealized
                                                    Appreciation/
Type                                 Contracts     (Depreciation)
Nasdaq-100 Index (12/01)                 13          ($106,640)



The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
EAFE INTERNATIONAL INDEX FUND
SEPTEMBER 30, 2001

                                                    SHARES          VALUE
                                                    ------          -----
COMMON STOCKS - 99.58%
AUSTRALIA - 3.19%
AMP Ltd                                              3,180    $    28,468
BHP Ltd                                             10,738         45,468
Brambles Industries Limited                          3,559         18,020
Coca-Cola Amatil Ltd                                 4,615         12,435
Coles Myer Limited                                   4,693         16,004
Commonwealth Bank of Australia                       3,176         40,909
CSL Limited                                            606         13,443
Foster's Brewing Group Limited                       8,362         20,592
General Property Trust                              11,363         15,590
Lend Lease Corporation Limited                       1,425          7,778
National Australia Bank                              3,935         49,831
News Corporation Limited                             5,675         34,728
News Corporation Ltd.                                5,957         32,044
QBE Insurance Group Ltd                              2,454          6,964
Santos Limited                                       5,466         15,969
Southcorp Ltd                                        4,644         17,304
Stockland Trust Group                                9,448         20,050
TABCORP Holdings Limited                             2,279         10,460
Telstra Corporation Limited                         21,455         55,483
Wesfarmers Limited                                   1,649         24,137
Westfield Trust                                      9,353         15,786
Westpac Banking Corp                                 4,573         29,993
WMC Limited                                          4,335         16,901
Woolworths Limited                                   3,937         23,024
                                                              -----------
                                                                  571,381
                                                              -----------
AUSTRIA - 0.13%
*OMV AG                                                277         22,465
                                                              -----------

BELGIUM - 1.08%
*Delhaize-Le Lion                                      353         19,788
*Electrabel                                            142         29,874
Fortis (B)                                           1,757         42,949
Groupe Bruxelles Lambert                               435         21,195
*Interbrew                                             462         11,739
KBC Bancassurance Holding                              812         25,558
Solvay SA                                              375         19,536
*UCB S.A.                                              545         21,989
                                                              -----------
                                                                  192,628
                                                              -----------
DENMARK - 0.95%
Dampskibsselskabet af 1912                               4         23,515
*Dampskibsselskabet Svenborg                             3         22,780
Danisco A/S                                            300         10,582
Danske Bank A/S                                      2,000         31,353
Novo-Nordisk A/S                                     1,000         41,519
Tele Danmark A/S                                       700         24,519
Vestas Wind Systems AS                                 300          8,928
*William Demant Holding                                300          6,761
                                                              -----------
                                                                  169,957
                                                              -----------
FINLAND - 1.55%
Kone Oyj                                               200         13,297
Nokia Oyj                                           13,510        220,859
*Sampo Oyj                                           1,500         11,462
Sonera Oyj                                           2,200          5,971
UMP-Kymmene Oyj                                        900         25,656
                                                              -----------
                                                                  277,245
                                                              -----------
FRANCE - 11.33%
Accor SA                                               636         18,072
Air Liquide                                            274         38,430
Alcatel SA                                           3,380         38,879
Aventis SA                                           2,146        162,807
Axa                                                  4,304         84,943
Beghin - Say                                           163          5,562
BNP Paribas                                          1,232        100,759
Bouygues                                               949         24,494
Cap Gemini SA                                          355         18,898
Carrefour Supermarche                                1,992         95,972
Cerestar                                               163          4,231
Cie de Saint-Gobain                                    248         34,106
Cie Generale D'Optique Essilor International SA        520         14,468
Dassault Systemes SA                                   342         10,419
Eridania Beghin-Say                                    163          3,414
Etablissements Economiques
 du Casino Guichard Perrachon                          274         21,136
France Telecom                                       2,878         90,744
Groupe Danone                                          406         52,876
Lafarge SA                                             333         27,128
Lagardere S.C.A.                                       420         13,235
L'OREAL                                              1,847        127,339
LVMH Moet Hennessy Louis Vuitton                     1,329         42,242
Michelin (C.G.D.E.)                                    538         14,185
Pechiney SA                                            346         13,077
Pernod-Ricard                                          294         21,488
*Pinault-Printemps-Redoute                             321         35,404
PSA Peugeot Citroen                                    846         31,513
Publicis Groupe                                        500          8,424
Sagem SA                                               128          5,065
Sanofi-Synthelabo SA                                 2,091        136,163
Schneider Electric SA                                  469         17,086
Societe Eurafrance SA                                  190          8,638
Societe Generale                                     1,181         58,942
Sodexho Alliance SA                                    464         19,650
STMicroelectronics N.V.                              2,570         55,192
Suez Lyonnaise des Eaux                              2,865         95,239
Thales/ex Thomson-CSF                                  487         17,741
Total FinaElf SA                                     2,111        283,582
Usinor SA                                              974          7,806
Valeo SA                                               327         10,319
Vinci                                                  285         16,742
Vivendi Universal                                    3,077        142,502
                                                              -----------
                                                                2,028,912
                                                              -----------
GERMANY - 8.30%
Adidas-Salomon AG                                      200         10,255
Allianz AG                                             715        162,145
BASF AG                                              1,800         63,279
Bayer Hypo-Vereinsbank                               1,200         34,317
Bayer AG                                             2,100         59,481
*Bayerische Hypo-und Vereinsbank AG                    410         11,240
Beiersdorf AG                                          300         32,842
DaimlerChrysler AG                                   3,100         92,040
Deutsche Bank AG                                     1,700         92,664
Deutsche Lufthansa AG                                1,200         11,475
Deutsche Telekom                                     8,610        134,012
Dresdner Bank AG                                     1,500         53,279
E.ON AG                                              2,200        113,005
Epcos AG                                               200          6,557
Fresenius Medical Care AG                              300         22,951
Gehe AG                                                400         16,539
Heidelberger Zement AG                                 300         10,929
KarstadtQuelle AG                                      500         14,686
Linde AG                                               500         19,444
Merck Kgaa                                             600         21,585
Metro AG                                             1,000         32,787
Muenchener Rueckversicherungs AG                       510        132,377
Preussag AG                                            700         16,512
Prosieben SAT.1 Media AG                               500          2,322
*Qiagen N.V.                                           500          7,332
RWE AG                                               1,500         60,109
SAP AG                                                 900         95,328
Siemens AG                                           2,595         97,844
ThyssenKrupp AG                                      1,700         17,650
Volkswagen AG                                          900         31,393
Volkswagen AG - Preferred                              400          9,362
                                                              -----------
                                                                1,485,741
                                                              -----------
HONG KONG - 1.93%
Bank of East Asia                                    6,000         11,962
Cathay Pacific Airways                              10,000          8,590
CLP Holdings Ltd                                     7,200         27,694
Hang Seng Bank                                       5,200         53,837
Henderson Land Development                           4,000         13,078
Hong Kong & China Gas                               17,600         22,001
Hutchison Whampoa                                   12,000         88,469
Johnson Electric Holdings                           11,500         10,321
Li & Fung Ltd.                                       8,000          7,590
New World Development                                9,000          6,000
*Pacific Century CyberWorks Ltd                     41,000         10,093
Shangri-La Asia Ltd.                                10,000          5,385
Sun Hung Kai Properties Ltd                          7,000         44,516
Swire Pacific Ltd.                                   4,500         16,876
Television Broadcasts Ltd.                           2,000          5,423
Wharf Holdings Ltd                                   8,000         13,180
                                                              -----------
                                                                  345,015
                                                              -----------
IRELAND - 0.65%
Allied Irish Banks Plc                               3,000         26,967
CRH Plc                                              1,431         21,243
*Elan Corp Plc                                         900         44,674
Irish Life & Permanent Plc                           1,400         13,770
*Ryanair Holdings Plc                                1,200          9,803
                                                              -----------
                                                                  116,457
                                                              -----------
ITALY - 4.60%
Assicurazioni Generali                               3,500         94,035
Autogrill SpA                                        1,000          6,867
Autostrade Concessioni e
 Costruzioni Autostrade SpA                          4,000         25,501
Banca di Roma SpA                                    5,000         11,066
Banca Intesa SpA                                    14,500         35,854
Benetton Group SpA                                     900          8,484
Bipop-Carire SpA                                     5,000         10,383
Bulgari SPA                                          1,250          9,290
Enel SpA                                             8,500         49,854
ENI-Ente Nazionale Idrocarburi SpA                  12,250        152,064
Fiat SpA                                             1,300         22,732
Gruppo Editoriale L'Espresso SPA                     1,300          2,723
Mediaset SpA                                         3,500         19,636
Mediobanca SpA                                       2,250         21,373
*Parmalat Finanziaria SpA                            5,200         13,687
Pirelli SpA                                          7,000         10,149
Riunione Adriatica di Sicurta SpA                    2,100         25,246
San Paolo-IMI SpA                                    4,000         41,967
Telecom Italia SpA                                  10,500         79,276
Telecom Italia SpA-RNC                               2,500         10,610
TIM SPA                                             23,250        112,862
*Tiscali SpA                                           838          4,014
Unicredito Italiano SpA                             14,500         55,332
                                                              -----------
                                                                  823,005
                                                              -----------
JAPAN - 21.12%
Acom Co Ltd                                            400         35,289
Advantest Corp.                                        300         12,717
Aeon Co. Ltd.                                        1,000         20,062
Ajinomoto Co Inc                                     2,000         23,034
Alps Electric Co.                                    1,000          5,918
Asahi Bank Ltd                                       9,000         10,048
Asahi Breweries Ltd.                                 2,000         20,515
Asahi Glass Co Ltd                                   3,000         16,041
Asahi Kasei Corp                                     5,000         16,788
Bank of Yokohama Ltd                                 4,000         15,345
Bridgestone Corp                                     3,000         20,927
Canon Inc                                            3,000         82,347
Central Japan Railway Co                                 6         42,055
Chugai Pharmaceutical Co Ltd                         1,000         15,554
Dai Nippon Printing Co. Ltd.                         2,000         20,096
Daiichi Pharmaceutical Co Ltd                        1,000         20,986
Daikin Industries Ltd                                1,000         14,144
Daiwa Securities Group Inc                           4,000         27,734
Denso Corp                                           2,000         28,540
East Japan Railway Company                              11         66,390
Eisai Co Ltd                                         1,000         24,259
Fanuc                                                  700         26,265
Fuji Photo Film Company Ltd.                         1,000         34,416
Fujitsu Limited                                      6,000         50,315
Furukawa Electric Co Ltd                             2,000         10,879
Hirose Electric                                        200         12,591
Hitachi Ltd                                          9,000         59,909
Honda Motor Co Ltd                                   3,000         97,457
Hoya Corporation                                       400         20,818
Itochu Corp                                          4,000         10,039
Ito-Yokado Co Ltd                                    1,000         44,405
Japan Air Lines Company Ltd                          5,000         11,752
Japan Tobacco Inc                                        6         43,616
Kaneka Corp                                          2,000         12,893
Kansai Electric Power Co                             2,500         41,971
Kao Corp                                             2,000         49,274
Kinki Nippon Railway Co Ltd                          5,000         19,978
Kirin Brewery Co. Ltd.                               3,000         22,916
Komatsu Ltd                                          4,000         14,438
Konami Corp                                            400          9,720
Konica Corporation                                   2,000         10,980
Kubota Corp.                                         5,000         14,060
Kuraray Co Ltd                                       2,000         11,584
Kyocera Corp                                           500         32,653
Matsushita Electric Industrial Co Ltd                6,000         73,533
Minebea Co., Ltd.                                    2,000         10,325
Mitsubishi Chemical Corp                             7,000         14,866
Mitsubishi Corp                                      5,000         35,759
Mitsubishi Electric Corp                             6,000         21,153
Mitsubishi Estate Co Ltd                             4,000         39,688
*Mitsubishi Heavy Industries Ltd                    10,000         34,668
Mitsubishi Tokyo Finnacial                              16        124,906
Mitsui & Co Ltd                                      5,000         28,372
Mitsui Fudosan Co Ltd                                2,000         22,832
Mitsui Marine & Fire Insurance                       3,000         16,847
Mitsui Mining & Smelting Co Ltd                      2,000          5,204
Mizuho Holding Inc                                      26        100,395
Murata Manufacturing Co. LTD                           700         40,133
NEC Corporation                                      5,000         40,838
Nintendo Co Ltd                                        400         57,450
Nippon Comsys Corp                                   1,000         12,507
Nippon Express Co Ltd                                4,000         15,177
Nippon Mitsubishi Oil Corp                           5,000         22,538
Nippon Steel Corp                                   19,000         24,242
Nippon Telegraph & Telephone Corp.                      36        168,018
*Nippon Unipac Holding                                   3         15,739
Nippon Yusen Kabushiki Kaisha                        5,000         15,529
*Nissan Motor Co Ltd                                11,000         45,891
Nitto Denko Corp                                       600          8,965
Nomura Securities Co Ltd                             5,000         65,349
OJI Paper Co Ltd                                     3,000         15,084
Olympus Optical Co Ltd                               1,000         14,060
Omron Corporation                                    1,000         13,003
Oriental Land Co Ltd                                   300         18,509
Orix Corp                                              200         16,704
Osaka Gas Co Ltd                                     8,000         25,787
Pioneer Corp                                         1,000         20,104
Promise Co Ltd                                         400         26,861
Rohm Company Limited                                   300         29,212
Sankyo Co. Ltd.                                      1,000         17,670
Sanyo Electric Co Ltd                                5,000         18,425
Secom                                                  500         25,770
Sekisui House Ltd                                    2,000         15,865
Sharp Corporation                                    3,000         26,945
Shin-Etsu Chemical Co Ltd                            1,000         28,121
Shionogi & Co Ltd                                    1,000         18,803
Shiseido Co Ltd                                      2,000         17,225
Shizuoka Bank Ltd.                                   2,000         15,026
SMC Corporation                                        200         15,764
Softbank Corp                                        1,000         17,712
Sony Corporation                                     2,600         95,811
Sumitomo Chemical Co Ltd.                            5,000         17,964
Sumitomo Corp                                        3,000         16,117
Sumitomo Electric Industries Ltd                     2,000         17,913
Sumitomo Mitsui Banking Corp                        16,000        114,698
Taisho Pharmaceutical Co Ltd                         1,000         16,872
Takara Shuzo                                         1,000          9,091
Takeda Chemical Industries Ltd                       2,000         92,336
Takefuji Corp                                          500         39,453
Teijin Limited                                       3,000         12,944
Terumo Corporation                                     800         12,961
Tobu Railway Co Ltd                                  7,000         22,270
Tohoku Electric Power                                1,800         32,410
Tokio Marine & Fire Insurance                        4,000         36,901
Tokyo Electric Power Co                              3,500         87,258
Tokyo Electron Limited                                 500         17,544
Tokyo Gas Co Ltd                                     8,000         26,324
Tokyu Corporation                                    4,000         18,199
Toppan Printing Co. Ltd.                             3,000         28,330
Toray Industries Inc                                 5,000         13,515
Toshiba Corporation                                  9,000         34,450
Toyo Seikan Kaisha Ltd                               1,000         13,557
Toyota Motor Corporation                            10,600        272,281
UFJ Holdings Inc.                                        4         19,877
Uni-Charm Corporation                                  300          8,587
Yamanouchi Pharmaceutical Co Ltd                     1,000         26,861
Yamato Transport Co Ltd                              1,000         19,936
                                                              -----------
                                                                3,783,752
                                                              -----------
NETHERLANDS - 5.77%
ABN Amro Holding NV                                  4,200         69,273
Aegon NV                                             3,836        100,337
Akzo Nobel NV                                          886         36,142
*ASM Lithography Holding NV                          1,262         14,045
Elsevier                                             2,402         28,023
Heineken NV                                          1,165         44,160
*ING Groep NV                                        5,394        144,577
Koninklijke Ahold NV                                 2,230         61,944
Koninklijke Philips Electronics NV                   3,647          9,964
OCE NV                                               1,033          7,338
Philips Electronics NV                               3,738         72,513
Royal Dutch Petroleum Company                        6,164        309,998
TNT Post Group NV                                    1,502         28,713
Unilever NV                                          1,579         85,421
*Wolters Kluwer NV                                     982         21,769
                                                              -----------
                                                                1,034,217
                                                              -----------
NEW ZEALAND - 0.05%
Telecom Corporation of New Zealand Limited           4,900          8,791
                                                              -----------
NORWAY - 0.41%
DnB Holding ASA                                      3,500         13,022
Norsk Hydro ASA                                      1,000         36,698
Orkla ASA                                            1,000         15,897
Tomra Systems ASA                                      700          7,458
                                                              -----------
                                                                   73,075
                                                              -----------
PORTUGAL - 0.60%
Banco Comercial Portugues                            5,321         20,402
*Banco Espirito Santo SA                               940         11,129
BPI-SGPS SA                                          3,983          7,872
*Brisa-Auto Estradas de Portugal SA                  1,406         12,805
Cimpor Cimentos de Portugal S.A.                       474          7,770
Electricidade de Portugal SA                         7,403         19,148
Portugal Telecom SGPS SA                             3,232         23,490
Sonae SGPS SA                                        9,343          4,765
                                                              -----------
                                                                  107,381
                                                              -----------
SINGAPORE - 0.83%
*CapitaLand Limited                                  8,000          6,024
*Chartered Semiconductor Manufacturing Limited       4,000          7,020
City Developments Ltd.                               3,000          7,099
DBS Group Holdings Ltd                               4,000         21,852
Keppel Corp.                                         6,000          9,715
Oversea-Chinese Banking Corp                         4,000         21,399
Sembcorp Industries Limited                         11,000          8,843
Singapore Airlines Ltd.                              3,000         13,587
Singapore Press Holdings                             1,000          8,945
Singapore Technologies Engineering Ltd               9,000         11,107
Singapore Telecommunications                        16,000         16,395
United Overseas Bank                                 3,000         16,304
                                                              -----------
                                                                  148,290
                                                              -----------
SPAIN - 3.58%
Altadis SA                                           1,340         21,357
Autopistas Concesionaria Espanola SA                 2,675         23,169
Banco Bilbao Vizcaya Argentaria SA                   8,970         92,314
Banco Santander Central Hispano SA                  13,198        101,210
Endesa SA                                            3,139         48,743
Fomento de Construcciones Y Contratas SA               728         14,122
Gas Natural SDG SA                                   1,507         26,983
Grupo Dragados SA                                    1,319         16,157
Iberdrola SA                                         2,911         39,635
Repsol YPF SA                                        3,991         57,430
Schering AG                                            600         29,781
SOL Melia SA                                         1,535         10,373
*Telefonica SA                                      12,876        142,363
Union Electrica Fenosa SA                            1,129         16,709
                                                              -----------
                                                                  640,346
                                                              -----------
SWEDEN - 2.20%
Assa Abloy AB                                        1,200         13,498
Atlas Copco AB                                         700         12,205
Electrolux AB                                        1,500         15,608
Hennes & Mauritz AB                                  2,500         43,001
Nordea AB                                            8,500         41,433
Sandvik AB                                           1,000         18,092
Securitas AB                                         1,300         20,960
Skandia Forsakrings AB                               3,000         16,311
Skandinaviska Enskilda Banken (SEB)                  2,400         16,761
Skanska AB                                           2,000         13,030
Svenska Cellulosa AB                                   900         19,573
Svenska Handelsbanken                                2,000         25,966
*Tele2 AB                                              525         12,992
Telefonaktiebolaget LM Ericsson                     21,900         79,241
*Telia AB                                            4,400         19,055
Volvo AB Class A                                       800          9,899
Volvo AB Class B                                     1,300         16,756
                                                              -----------
                                                                  394,381
                                                              -----------
SWITZERLAND - 7.53%
ABB Ltd.                                             3,600         25,834
Adecco SA                                              600         20,452
Credit Suisse Group                                  3,400        118,837
Holderbank Financiere Glarus AG                        250         10,053
Holderbank Financiere Glarus AG Class B                100         18,806
*Kudelski SA                                           170          5,789
Nestle SA                                            1,090        232,632
Novartis                                             8,280        324,232
Roche Holding AG-Bearer Shares                       2,000        143,520
Roche Holding AG                                       400         30,065
SAirGroup                                               80          2,032
*Sulzer AG                                              20          2,994
Sulzer Medica Re                                        40          2,153
Swatch Group AG                                        100          7,238
Swatch Group AG Class B                              1,000         14,847
Swiss Re                                               800         78,689
Swisscom AG                                            220         62,060
*Syngenta AG                                           400         20,217
UBS AG                                               3,765        176,080
*Unaxis Holding AG                                     100          7,300
Zurich Financial Services AG                           223         45,593
                                                              -----------
                                                                1,349,423
                                                              -----------
UNITED KINGDOM - 23.78%
3I Group Plc                                         1,613         16,595
Abbey National Plc                                   3,953         57,982
Amersham Plc                                         2,232         19,010
Amvescap Plc                                         2,103         22,501
*ARM Holdings Plc                                    2,919         10,050
AstraZeneca Plc                                      4,973        231,328
BAA Plc                                              3,248         25,778
BAE Systems Plc                                      8,348         40,611
Barclays Plc                                         4,666        128,308
BBA Group Plc                                        2,163          7,121
BG Group Plc                                         9,945         38,332
BOC Group Plc                                        1,672         23,038
Boots Co. Plc                                        2,894         26,541
BP Amoco Plc                                        63,902        527,821
Brambles Industries Plc                              2,333         11,024
British Airways Plc                                  3,270          8,651
British American Tobacco Plc                         6,298         55,630
British Land Company Plc                             2,013         12,426
*British SKY Broadcasting Plc                        5,207         45,190
British Telecommunications Plc                      18,833         94,110
Cadbury Schweppes Plc                                5,925         38,446
*Canary Wharf Group Plc                              2,509         17,331
Capita Group Plc                                     2,305         12,501
Carlton Communications Plc                           2,171          4,228
*Celltech Group Plc                                    865          8,810
*Centrica Plc                                       11,302         35,381
CGNU Plc                                             6,313         77,892
CMG Plc                                              1,916          6,744
*Compass Group Plc                                   6,222         43,391
Corus Group Plc                                     12,459          8,011
Diageo Plc                                          10,140        106,482
Dixons Group Plc                                     6,160         16,681
Electrocomponents Plc                                1,719         10,333
Exel plc                                             1,205          9,386
GKN Plc                                              2,333          9,412
*GlaxoSmithKline Plc                                16,977        479,069
Granada Plc                                          6,222          8,505
Great Universal Stores Plc                           3,172         25,175
Hanson Plc                                           2,707         18,928
Hays Plc                                             5,364         12,062
Hilton Group Plc                                     5,758         15,487
HBOS Plc                                             6,352         68,524
HSBC Holdings Plc                                   25,760        271,457
Imperial Chemical Industries plc                     2,539         10,672
Invensys Plc                                        10,937          5,626
Johnson Matthey Plc                                    880         11,834
Kingfisher Plc                                       3,854         17,558
Land Securities Plc                                  1,655         20,225
*Lattice Group Plc                                  10,484         24,037
Legal & General Group PLC                           14,356         31,227
Lloyds TSB Group Plc                                15,089        144,148
Logica Plc                                           1,310         12,996
Marconi Plc                                          7,712          2,069
Marks & Spencer Plc                                  9,314         34,907
Misys Plc                                            1,882          5,629
National Grid Group Plc                              4,077         25,766
*National Power Plc                                  4,312         13,372
P&O Princess Cruises Plc                             3,183         10,491
Pearson Plc                                          2,276         24,386
Peninsular & Orient Steam Navigation                 3,712         10,038
Provident Financial Plc                                880          8,523
Provimi Plc                                            163          1,781
Prudential Plc                                       5,341         54,949
Railtrack Group Plc                                  1,638          6,283
Reed International Plc                               3,745         30,906
Rentokil Initial Plc                                 7,076         25,583
Reuters Group Plc                                    4,038         35,549
Rio Tinto Plc                                        1,294         19,956
Rio Tinto Plc Reg                                    3,047         47,917
RMC Group Plc                                        1,335         11,419
Royal Bank of Scotland Group Plc                     7,505        165,234
Sage Group Plc                                       4,000          9,612
Sainsbury (J) Plc                                    5,686         29,813
Schroders Plc                                          898          8,592
Scottish Power Plc                                   5,231         31,444
Six Continents Plc                                   2,696         24,567
Slough Estates Plc                                   2,064         10,193
Smith & Nephew Plc                                   3,261         16,535
Smiths Group Plc                                     2,087         20,183
Tesco Plc                                           18,688         70,313
Thorn Emi Ord 25P                                    2,532          8,820
Unilever Plc                                         8,098         61,473
United Utilities Plc                                 2,227         20,719
Vodafone Group Plc                                 177,641        391,624
Wolseley Plc                                         2,313         14,584
Woolworths Group Plc                                 4,239          1,978
WPP Group Plc                                        3,181         23,142
                                                              -----------
                                                                4,262,956
                                                              -----------
     Total Common Stocks
          (cost $24,347,743)                                   17,835,418
                                                              -----------
UNIT INVESTMENT TRUST - 0.15%
iShares MSCI France Index Fund                         230          3,882
iShares MSCI Germany Index Fund                        220          2,737
iShares MSCI Italy Index Fund                          107          1,616
iShares MSCI Japan Index Fund                          820          6,888
iShares MSCI Netherlands Index Fund                    125          2,000
iShares MSCI Switzerland Index Fund                    210          2,532
iShares MSCI United Kingdom Index Fund                 520          7,280
                                                              -----------
     Total Unit Investment Trust
          (cost $37,199)                                           26,935
                                                              -----------
TOTAL INVESTMENTS - 99.73%
(cost $24,384,942)(1)                                          17,862,353
OTHER ASSETS AND LIABILITIES - 0.27%                               48,195
TOTAL NET ASSETS - 100.00% $                                   17,910,548
                                                              ===========


______________
*Non-income producing

(1) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $142,179 and ($6,664,768), respectively.




The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
TOTAL SOCIAL IMPACT FUND
SEPTEMBER 30, 2001

COMMON STOCKS - 92.94%
                                                 SHARES      VALUE
                                                 ------      -----
BASIC MATERIALS - 2.56%
Air Products & Chemicals                            110      $    4,244
Alcan Inc.                                          130           3,900
Alcoa Inc.                                          371          11,505
Allegheny Technologies                               28             373
Archer-Daniels-Midland                              186           2,340
Barrick Gold Corp.                                  179           3,106
Bemis Company                                        22             877
Boise Cascade                                        19             561
Dow Chemical                                        342          11,204
Du Pont (E.I.)                                      409          15,346
Eastman Chemical                                     28           1,016
Ecolab Inc.                                          56           2,034
Engelhard Corp.                                      53           1,224
*FMC Corp.                                           10             490
*Freeport-McMoRan Copper                             53             582
Georgia-Pacific Group                                85           2,447
Great Lakes Chemical                                 17             376
*Hercules, Inc.                                      38             314
Homestake Mining                                    111           1,032
*Inco, Ltd.                                          77             956
International Flavors & Fragrances                   39           1,080
International Paper                                 171           5,951
Louisiana-Pacific Corp.                              35             228
Mead Corp.                                           41           1,135
Newmont Mining                                       69           1,628
Nucor Corp.                                          32           1,269
*Pactiv Corporation                                  64             927
Phelps Dodge                                         27             743
Placer Dome Inc.                                    119           1,522
PPG Industries                                       75           3,431
Praxair, Inc.                                        69           2,898
Rohm & Haas                                          96           3,145
Sigma-Aldrich                                        33           1,492
Temple-Inland                                        20             950
USX-U.S. Steel Group                                 33             461
Vulcan Materials                                     41           1,771
Westvaco Corp.                                       42           1,079
Weyerhaeuser Corp.                                   92           4,481
Willamette Industries                                46           2,070
Worthington Industries, Inc.                         35             394
                                                             ----------
                                                                100,582
                                                             ----------
CAPITAL GOODS - 7.81%
*Allied Waste Industries                             73             931
*American Power Conversion                           82             958
Avery Dennison Corp.                                 47           2,224
Ball Corp.                                           12             719
Boeing Company                                      322          10,787
Caterpillar Inc.                                    134           6,003
Cooper Industries                                    40           1,659
Crane Company                                        24             526
Cummins Inc.                                         20             660
Danaher Corp.                                        58           2,736
Deere & Co.                                         119           4,476
Dover Corp.                                          82           2,469
Eaton Corp.                                          29           1,717
Emerson Electric                                    176           8,283
Fluor Corp.                                          30           1,155
General Dynamics                                     79           6,977
General Electric                                  3,390         126,108
Goodrich Corporation                                 42             818
Honeywell International                             323           8,527
Illinois Tool Works                                 133           7,197
Ingersoll-Rand                                       67           2,265
ITT Industries, Inc.                                 37           1,658
*Jabil Circuit                                       85           1,522
Johnson Controls                                     36           2,349
Lockheed Martin Corp.                               156           6,825
*McDermott International                             23             190
Millipore Corp.                                      19           1,006
Minnesota Mining & Manufacturing                    181          17,810
Molex Inc.                                           84           2,361
National Service Industries, Inc.                    16             330
*Navistar International                              25             706
Northrop Grumman Corp.                               28           2,828
PACCAR Inc.                                          32           1,570
Pall Corp.                                           46             895
Parker-Hannifin                                      53           1,818
Pitney-Bowes                                        116           4,431
*Power-One Inc.                                      32             197
Rockwell Collins                                     69             980
Rockwell International                               69           1,013
*Sanmina Corp.                                      120           1,630
*Sealed Air Corp.                                    34           1,241
*Solectron Corp.                                    264           3,076
Symbol Technologies                                  85             892
Textron Inc.                                         58           1,949
*Thermo Electron                                     69           1,245
Thomas & Betts Corp.                                 24             420
Tyco International                                  783          35,622
United Technologies                                 191           8,882
Waste Management                                    213           5,696
                                                             ----------
                                                                306,337
                                                             ----------
COMMUNICATIONS SERVICES - 6.35%
ALLTEL Corp.                                        129           7,476
AT&T Corp.                                        1,308          25,244
*AT&T Wireless Services                             945          14,118
BellSouth                                           757          31,453
CenturyTel, Inc.                                     58           1,943
*Citizens Communications                             99             931
*Global Crossing                                    321             578
*NEXTEL Communications Inc.                         301           2,601
Qwest Communications International                  666          11,122
SBC Communications Inc.                           1,338          63,047
Sprint Corp. FON Group                              323           7,755
*Sprint Corp. PCS Group                              362          9,517
Verizon Communications                             1,049         56,761
*WorldCom, Inc.                                    1,090         16,394
                                                             ----------
                                                                248,940
                                                             ----------
CONSUMER CYCLICALS - 8.70%
American Greetings Corp Class A                       25            331
*AutoZone Inc.                                        52          2,697
*Bed Bath & Beyond Inc.                              114          2,902
*Best Buy Co., Inc.                                   84          3,818
*Big Lots, Inc.                                       45            373
Black & Decker Corp.                                  34          1,061
Block H&R                                             72          2,776
Brunswick Corp.                                       34            560
Carnival Corp.                                       221          4,866
*Cendant Corporation                                 306          3,917
Centex Corp.                                          25            843
Cintas Corporation                                    67          2,700
Circuit City Group                                    85          1,020
*Convergys Corp.                                      65          1,804
Cooper Tire & Rubber Co.                              30            427
*Costco Wholesale Corp.                              201          7,148
Dana Corp.                                            61            952
Delphi Automotive System                             242          2,844
Dillard's Inc                                         35            461
Dollar General                                       150          1,755
Dow Jones & Co.                                       36          1,635
Family Dollar Stores                                  75          2,064
*Federated Department Stores                          72          2,030
Ford Motor                                           747         12,960
Gannett Co.                                          104          6,251
Gap (The)                                            347          4,147
General Motors                                       229          9,824
Genuine Parts                                         71          2,262
Goodyear Tire & Rubber                                55          1,014
Harley-Davidson                                      132          5,346
*Harrah's Entertainment                               47          1,269
Hasbro Inc.                                           69            966
Hilton Hotels                                        126            989
Home Depot                                         1,023         39,253
IMS Health Inc.                                      117          2,931
*International Game Technology                        28          1,190
Interpublic Group                                    130          2,652
*K-mart                                               82            573
KB HOME                                               18            511
Knight-Ridder Inc.                                    25          1,396
*Kohl's Corp.                                        138          6,624
Leggett & Platt                                       76          1,482
Limited, Inc.                                        147          1,397
Liz Claiborne, Inc.                                   18            679
Lowe's Cos.                                          352         11,141
Marriott International                               113          3,774
Masco Corp.                                          181          3,700
*Mattel, Inc.                                        135          2,114
May Department Stores                                 80          2,322
Maytag Corp.                                          31            764
McGraw-Hill                                           85          4,947
Meredith Corp.                                        21            675
New York Times Class A                                68          2,654
NIKE Inc.                                            121          5,664
Nordstrom                                             49            708
*Office Depot                                        105          1,428
Omnicom Group                                         75          4,868
Penney (J.C.)                                         97          2,124
Pulte Homes, Inc                                      17            521
RadioShack Corp.                                      74          1,795
*Reebok International                                 25            518
Sears, Roebuck & Co.                                 137          4,746
Sherwin-Williams                                      62          1,378
Snap-On Inc.                                          23            514
Stanley Works                                         34          1,243
*Staples Inc.                                        193          2,577
Starwood Hotels & Resorts                             76          1,672
Target Corp.                                         387         12,282
Tiffany & Co.                                         61          1,321
TJX Companies Inc.                                   116          3,816
*TMP Worldwide Inc.                                   36          1,022
*Toys R Us Holding Companies                          79          1,361
Tribune Co.                                          127          3,988
TRW Inc.                                              50          1,491
V.F. Corp.                                            47          1,376
Visteon Corp.                                         52            663
Wal-Mart Stores                                    1,973         97,664
Whirlpool Corp.                                       30          1,661
                                                             ----------
                                                                341,192
                                                             ----------
CONSUMER STAPLES - 12.84%
Alberto-Culver                                        24            933
Albertson's                                          180          5,738
AmerisourceBergen Corp.                               40          2,838
Anheuser-Busch                                       363         15,202
*AOL Time Warner Inc.                              1,679         55,575
Avon Products                                        111          5,134
Brown-Forman Corp.                                    30          1,895
Campbell Soup                                        180          5,040
Cardinal Health, Inc.                                172         12,719
*Clear Channel Communications                        243          9,659
Clorox Co.                                           105          3,885
Coca Cola Co.                                        947         44,367
Coca-Cola Enterprises                                155          2,378
Colgate-Palmolive                                    243         14,155
*Comcast Corporation                                 387         13,882
ConAgra Foods Inc.                                   140          3,143
Coors (Adolph)                                        15            675
CVS Corp.                                            138          4,582
Darden Restaurants                                    53          1,391
Deluxe Corp.                                          33          1,140
Donnelley (R.R.) & Sons                               50          1,353
Fortune Brands, Inc.                                  63          2,111
General Mills                                        122          5,551
Gillette Co.                                         497         14,811
Heinz (H.J.)                                          85          3,583
Hershey Foods                                         66          4,314
Kellogg Co.                                          181          5,430
Kimberly-Clark                                       211         13,082
*Kroger Co.                                          372          9,166
McDonald's Corp.                                     640         17,370
McKesson Corp.                                        92          3,477
Newell Rubbermaid Inc.                               104          2,362
Pepsi Bottling Group                                  54          2,488
PepsiCo Inc.                                         726         35,211
Philip Morris                                        628         30,326
Procter & Gamble                                     580         42,218
Ralston-Ralston Purina                               126          4,133
*Robert Half International                            71          1,421
*Safeway Inc.                                        191          7,587
Sara Lee Corp.                                       321          6,837
*Starbucks Corp.                                     162          2,420
Supervalu Inc.                                        57          1,153
Sysco Corp.                                          269          6,870
*TRICON Global Restaurant                             56          2,196
Tupperware Corp.                                      24            479
Unilever N.V.                                        234         12,640
*Univision Communications                             83          1,905
UST Inc.                                              57          1,892
*Viacom Inc.                                         668         23,046
Walgreen Co.                                         434         14,943
Walt Disney Co.                                      644         11,991
Wendy's International                                 48          1,279
Winn-Dixie                                            52            595
Wrigley (Wm) Jr.                                      94          4,822
                                                             ----------
                                                                503,393
                                                             ----------
ENERGY - 5.40%
Amerada Hess                                          32          2,032
Anadarko Petroleum                                    98          4,712
Apache Corp.                                          49          2,107
Ashland Inc.                                          28          1,079
Baker Hughes                                         100          2,895
Burlington Resources                                  81          2,771
*Chevron Corp.                                       177         15,001
Conoco Inc.                                          234          5,930
Devon Energy Corp.                                    53          1,823
EOG Resources                                         46          1,331
Exxon Mobil Corp.                                  2,078         81,873
Halliburton Co.                                      153          3,450
Kerr-McGee                                            36          1,869
*Nabors Industries                                    60          1,258
*Noble Drilling Corp.                                 54          1,296
Occidental Petroleum                                  91          2,215
Phillips Petroleum                                   146          7,875
*Rowan Cos.                                           36            446
Royal Dutch Petroleum                                791         39,747
Schlumberger Ltd.                                    217          9,917
Sunoco Inc.                                           34          1,210
Texaco Inc.                                          199         12,935
Transocean Sedco Forex                                85          2,244
Unocal Corp.                                          81          2,633
USX-Marathon Group                                   117          3,130
                                                             ----------
                                                                211,779
                                                             ----------
FINANCIAL - 16.81%
AFLAC Inc.                                           214          5,778
Allstate Corp.                                       284         10,607
Ambac Financial Group                                 41          2,243
American Express                                     482         14,007
American International Group                       1,051         81,978
AmSouth Bancorporation                               155          2,801
Aon Corp.                                            106          4,452
Bank of America Corp.                                681         39,770
Bank of New York                                     253          8,855
Bank One Corp.                                       492         15,483
BB&T Corporation                                     163          5,941
Bear Stearns Cos.                                     33          1,650
Capital One Financial                                 80          3,682
Charles Schwab                                       556          6,394
Charter One Financial                                 89          2,519
Chubb Corp.                                           71          5,070
Cincinnati Financial                                  66          2,747
Citigroup Inc.                                     1,185         47,993
Comerica Inc.                                         67          3,712
*Conseco Inc.                                        118            857
Countrywide Credit Industries                         48          2,109
Fannie Mae                                           478         38,269
Federal Home Loan Mtg.                               300         19,500
Fifth Third Bancorp                                  237         14,571
FleetBoston Financial                                408         14,994
Franklin Resources Inc                               104          3,606
Golden West Financial                                 67          3,893
Hartford Financial Services                           83          4,875
Household International                              185         10,430
Huntington Bancshares                                101          1,748
J.P. Morgan Chase & Co.                              796         27,183
Jefferson-Pilot                                       63          2,802
John Hancock Financial                               115          4,594
KeyCorp                                              181          4,369
Lehman Brothers Holdings                              85          4,832
Lincoln National                                      81          3,777
Loews Corp.                                           58          2,684
Marsh & McLennan                                     115         11,121
MBIA Inc.                                             61          3,050
MBNA Corp.                                           371         11,238
Mellon Financial Corp.                               211          6,822
Merrill Lynch                                        277         11,246
MetLife Inc.                                         300          8,910
MGIC Investment                                       44          2,875
Moody's Corp.                                         69          2,553
Morgan Stanley,Dean Witter                           346         16,037
National City Corp.                                  253          7,577
Northern Trust Corp.                                  98          5,143
PNC Financial Services                               119          6,813
Progressive Corp.                                     30          4,017
Providian Financial Corp                             116          2,337
Regions Financial Corp.                               89          2,569
SAFECO Corp.                                          52          1,577
SouthTrust Corp.                                     134          3,413
St. Paul Cos.                                         84          3,462
State Street Corp.                                   136          6,188
Stilwell Financial                                    88          1,716
SunTrust Banks                                       117          7,792
Synovus Financial                                    118          3,257
T.Rowe Price Associates                               49          1,436
Torchmark Corp.                                       45          1,755
U.S. Bancorp                                         767         17,012
Union Planters                                        52          2,231
UNUMProvident Corp.                                   98          2,475
USA Education Inc.                                    64          5,306
Wachovia Corp.                                       547         16,957
Wachovia Corp. Contra                                 83             40
Washington Mutual, Inc.                              355         13,661
Wells Fargo & Co.                                    727         32,315
XL Capital                                            48          3,792
Zions Bancorp                                         35          1,878
                                                             ----------
                                                                659,346
                                                             ----------
HEALTH CARE - 13.15%
*Abbott Labs                                         380         19,703
*Aetna Inc.                                           52          1,502
Allergan, Inc.                                        55          3,647
American Home Products                               422         24,582
*Amgen Inc.                                          429         25,212
Applera Corp.                                         94          2,294
Bard (C.R.) Inc.                                      19            977
Bausch & Lomb                                         19            538
Baxter International Inc                             244         13,432
Becton, Dickinson                                    104          3,848
*Biogen, Inc.                                         65          3,613
Biomet, Inc.                                         112          3,276
*Boston Scientific                                   153          3,137
Bristol-Myers Squibb                                 656         36,447
*Chiron Corp.                                         75          3,328
CIGNA Corp.                                           62          5,143
*Forest Laboratories                                  68          4,906
*Guidant Corp.                                       134          5,159
HCA Inc.                                             139          6,159
*HEALTHSOUTH Corp.                                   118          1,919
*Humana Inc.                                          53            639
*Immunex Corp.                                       230          4,296
Johnson & Johnson                                  1,090         60,386
*King Pharmaceuticals                                 93          3,901
Lilly (Eli) & Co.                                    359         28,971
*Manor Care Inc                                       39          1,096
*MedImmune Inc.                                       87          3,100
Medtronic Inc.                                       547         23,795
Merck & Co.                                          980         65,268
Pfizer, Inc.                                       2,117         84,892
Pharmacia Corp.                                      484         19,631
*Quintiles Transnational                              47            686
Schering-Plough                                      558         20,699
*St Jude Medical                                      34          2,327
Stryker Corp.                                         77          4,073
*Tenet Healthcare Corp.                              123          7,337
United Health Group Inc.                             131          8,712
*Watson Pharmaceuticals                               41          2,243
*WellPoint Health Network                             26          2,838
*Zimmer Holdings                                      65          1,804
                                                             ----------
                                                                515,516
                                                             ----------
TECHNOLOGY -15.39 %
*ADC Telecommunications, Inc.                        331          1,155
Adobe Systems Inc.                                   101          2,422
*Advanced Micro Devices                              107            872
*Agilent Technologies                                190          3,715
*Altera Corp.                                        159          2,604
*Analog Devices                                      146          4,774
*Andrew Corp.                                         33            600
*Apple Computer, Inc.                                127          1,970
*Applied Materials, Inc                              342          9,726
*Applied Micro Circuits Corp                         116            811
Autodesk, Inc.                                        25            802
Automatic Data Processing                            258         12,136
*Avaya Inc.                                          115          1,139
*BMC Software                                        104          1,321
*Broadcom Corporation                                 93          1,888
*CIENA Corp.                                         125          1,286
*Cisco Systems, Inc.                               3,347         40,766
*Citrix Systems, Inc.                                 77          1,525
COMPAQ Computer                                      774          6,432
Computer Associates International                    245          6,306
*Computer Sciences Corp.                              67          2,222
*Compuware Corp.                                     153          1,274
*Comverse Technology, Inc.                            69          1,413
*Concord EFS Inc.                                     84          4,112
*Conexant Systems, Inc.                               93            772
Corning Inc.                                         385          3,396
*Dell Computer Corp                                1,229         22,773
Eastman Kodak                                        131          4,261
Electronic Data Systems                              207         11,919
*EMC Corp.                                           901         10,587
Equifax Inc.                                          59          1,292
First Data                                           164          9,555
*FIserv Inc.                                          75          2,565
*Gateway, Inc.                                       134            730
Grainger (W.W.) Inc.                                  44          1,709
Hewlett-Packard                                      933         15,021
Intel Corp.                                        3,085         63,057
International Business Machines                      769         70,979
*Intuit, Inc.                                         81          2,900
*JDS Uniphase Corp.                                  525          3,318
*KLA-Tencor Corp.                                     77          2,432
*Lexmark International Inc.                           54          2,414
Linear Technology Corp.                              129          4,231
*LSI Logic                                           129          1,516
Lucent Technologies                                1,631          9,346
*Maxim Integrated Products, Inc.                     114          3,983
*Mercury Interactive Corp                             32            609
*Micron Technology                                   239          4,500
*Microsoft Corp.                                   1,877         96,046
Motorola Inc.                                        987         15,397
*National Semiconductor                               69          1,521
*NCR Corp.                                            38          1,127
*Network Appliance, Inc.                             133            904
Nortel Networks Holdings Co.                       1,533          8,600
*Novell Inc.                                         140            512
*Novellus Systems, Inc.                               53          1,514
*Oracle Corp.                                      2,510         31,576
*Palm Inc.                                           235            343
*Parametric Technology Corp.                         112            581
Paychex Inc.                                         160          5,042
*PeopleSoft Inc.                                     117          2,111
PerkinElmer, Inc.                                     40          1,050
*PMC - Sierra, Inc.                                   58            596
*QLogic Corp.                                         36            684
*QUALCOMM Inc.                                       318         15,118
Raytheon Co.                                         139          4,830
*Sabre Holdings Corporation                           53          1,417
*Sapient Corp.                                        50            193
Scientific-Atlanta                                    63          1,106
*Siebel Systems, Inc.                                178          2,316
*Sun Microsystems, Inc.                            1,337         11,057
*Tektronix Inc.                                       39            682
*Tellabs, Inc.                                       168          1,660
*Teradyne, Inc.                                       71          1,385
Texas Instruments                                    747         18,661
*Unisys Corp.                                        125          1,083
*Veritas Software                                    159          2,932
*Vitesse Semiconductor Corp.                          71            550
Xerox Corp.                                          315          2,441
*Xilinx Inc.                                         131          3,082
*Yahoo! Inc.                                         236          2,079
                                                             ----------
                                                                603,332
                                                             ----------
TRANSPORTATION - .65%
*AMR Corp.                                            56          1,072
Burlington Northern Santa Fe                         157          4,200
CSX Corp.                                             69          2,174
Delta Air Lines                                       39          1,028
*FedEx Corporation                                   127          4,665
Norfolk Southern Corp.                               166          2,676
Ryder System Inc.                                     23            460
Southwest Airlines                                   315          4,675
Union Pacific                                         91          4,268
*USAirways Group Inc.                                 24            112
                                                             ----------
                                                                 25,330
                                                             ----------
UTILITIES - 3.28%
*AES Corp.                                           198          2,538
Allegheny Energy Inc.                                 43          1,578
Ameren Corp.                                          58          2,227
American Electric Power                              134          5,793
*Calpine Corp.                                       111          2,532
CINergy Corp.                                         67          2,068
CMS Energy                                            48            960
Consolidated Edison Holdings                          78          3,176
Constellation Energy Group                            61          1,476
Dominion Resources                                   101          5,994
DTE Energy Co.                                        56          2,411
Duke Energy                                          296         11,204
Dynegy Inc.                                          133          4,608
*Edison International                                135          1,777
El Paso Corp.                                        191          7,936
Enron Corp.                                          268          7,298
Entergy Corp.                                         85          3,023
Exelon Corp.                                         109          4,861
FirstEnergy Corp.                                     94          3,379
FPL Group                                             74          3,963
GPU Inc.                                              44          1,776
KeySpan                                               55          1,828
Kinder Morgan, Inc.                                   45          2,214
*Mirant Corporation                                  128          2,803
*Niagara Mohawk Holdings Inc                          63          1,069
NICOR Inc.                                            19            736
NiSource Inc.                                         80          1,865
Peoples Energy Corp.                                  15            596
PG&E Corp.                                           126          1,915
Pinnacle West Capital                                 37          1,469
PPL Corporation                                       57          1,858
Progress Energy, Inc.                                 83          3,568
Public Service Enterprise                             83          3,532
Reliant Energy                                       110          2,895
Sempra Energy                                         86          2,129
Southern Co.                                         274          6,572
TXU Corp.                                            107          4,956
Williams Cos.                                        162          4,423
Xcel Energy Inc.                                     132          3,716
                                                             ----------
                                                                128,722
                                                             ----------
     Total Common Stocks
               (cost $4,525,215)                              3,644,469
                                                             ----------


UNIT INVESTMENT TRUST - 4.78%
S&P 500 Depositary Receipts                        1,795        187,470
                                                             ----------
     Total Unit Investment Trust
          (cost $189,229)                                       187,470
                                                             ----------
                                               PRINCIPAL        VALUE
                                               ---------        -----
SHORT-TERM INVESTMENTS - 1.62%
VARIABLE RATE DEMAND NOTES(1) - .35% $            13,512     $   13,512
Firstar Bank (2.416% due 12/31/31)
                                                             ----------

U.S. TREASURY BILL - 1.27%
          3.502% due 10/04/01                     50,000         49,986
                                                             ----------
     Total Short-Term Investments
          (cost $63,498)                                         63,498

TOTAL INVESTMENTS - 99.34%
(cost $4,777,942)(2)                                          3,895,437
                                                             ----------
OTHER ASSETS AND LIABILITIES - .66%                              26,019
                                                             ----------
TOTAL NET ASSETS - 100%                                      $3,921,456
                                                             ==========

______________
*Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $120,678 and ($1,003,183), respectively.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
BALANCED INDEX FUND
SEPTEMBER 30, 2001

COMMON STOCKS - 52.16%

                                                 SHARES      VALUE
                                                 ------      -----
BASIC MATERIALS - 1.40%
Air Products & Chemicals                            343    $    13,233
Alcan Inc.                                          497         14,910
Alcoa Inc.                                        1,293         40,096
Allegheny Technologies                              125          1,666
Archer-Daniels-Midland                              993         12,506
Barrick Gold Corp.                                  592         10,271
Bemis Company                                        80          3,188
Boise Cascade                                        86          2,537
Dow Chemical                                      1,337         43,800
Du Pont (E.I.)                                    1,567         58,793
Eastman Chemical                                    115          4,175
Ecolab Inc.                                         194          7,048
Engelhard Corp.                                     191          4,412
*FMC Corp.                                           45          2,205
*Freeport-McMoRan Copper                            224          2,462
Georgia-Pacific Group                               339          9,760
Great Lakes Chemical                                 81          1,790
*Hercules, Inc.                                     160          1,320
Homestake Mining                                    390          3,627
*Inco, Ltd.                                         272          3,376
International Flavors & Fragrances                  154          4,264
International Paper                                 723         25,160
Louisiana-Pacific Corp.                             156          1,014
Mead Corp.                                          154          4,263
Newmont Mining                                      251          5,924
Nucor Corp.                                         127          5,042
*Pactiv Corporation                                 238          3,449
Phelps Dodge                                        118          3,245
Placer Dome Inc.                                    490          6,267
PPG Industries                                      261         11,941
Praxair, Inc.                                       236          9,912
Rohm & Haas                                         326         10,680
Sigma-Aldrich                                       117          5,288
Temple-Inland                                        78          3,704
USX-U.S. Steel Group                                132          1,845
Vulcan Materials                                    151          6,523
Westvaco Corp.                                      150          3,855
Weyerhaeuser Corp.                                  331         16,123
Willamette Industries                               166          7,468
Worthington Industries, Inc.                        129          1,451
                                                           -----------
                                                               378,593
                                                           -----------
CAPITAL GOODS - 4.48%
*Allied Waste Industries                            283          3,608
*American Power Conversion                          290          3,387
Avery Dennison Corp.                                168          7,948
Ball Corp.                                           44          2,636
Boeing Company                                    1,341         44,924
Caterpillar Inc.                                    522         23,386
Cooper Industries                                   139          5,764
Crane Company                                        91          1,995
Cummins Inc.                                         62          2,046
Danaher Corp.                                       212         10,002
Deere & Co.                                         350         13,164
Dover Corp.                                         304          9,153
Eaton Corp.                                         109          6,454
Emerson Electric                                    639         30,071
Fluor Corp.                                         114          4,389
General Dynamics                                    300         26,496
General Electric                                 14,857        552,680
Goodrich Corporation                                152          2,961
Honeywell International                           1,194         31,522
Illinois Tool Works                                 451         24,404
Ingersoll-Rand                                      242          8,180
ITT Industries, Inc.                                132          5,914
*Jabil Circuit                                      320          5,728
Johnson Controls                                    128          8,351
Lockheed Martin Corp.                               640         28,000
*McDermott International                             90            743
Millipore Corp.                                      69          3,653
Minnesota Mining & Manufacturing                    592         58,253
Molex Inc.                                          294          8,264
National Service Industries, Inc.                    61          1,260
*Navistar International                              93          2,627
Northrop Grumman Corp.                              104         10,504
PACCAR Inc.                                         114          5,594
Pall Corp.                                          185          3,598
Parker-Hannifin                                     168          5,762
Pitney-Bowes                                        386         14,745
*Power-One Inc.                                     108            664
Rockwell Collins                                    281          3,990
Rockwell International                              281          4,125
*Sanmina Corp.                                      444          6,030
*Sealed Air Corp.                                   125          4,561
*Solectron Corp.                                    942         10,974
Symbol Technologies                                 315          3,304
Textron Inc.                                        216          7,260
*Thermo Electron                                    259          4,675
Thomas & Betts Corp.                                 87          1,521
Tyco International                                2,892        131,585
United Technologies                                 704         32,736
Waste Management                                    929         24,841
                                                           -----------
                                                             1,214,432
                                                           -----------
COMMUNICATIONS SERVICES - 3.55%
ALLTEL Corp.                                        472         27,352
AT&T Corp.                                        5,161         99,607
*AT&T Wireless Services                           3,698         55,248
BellSouth                                         2,815        116,963
CenturyTel, Inc.                                    210          7,035
*Citizens Communications                            381          3,581
*Global Crossing                                  1,320          2,376
*NEXTEL Communications Inc.                       1,135          9,806
Qwest Communications International                2,499         41,733
SBC Communications Inc.                           5,090        239,842
Sprint Corp. FON Group                            1,312         31,501
*Sprint Corp. PCS Group                           1,407         36,990
Verizon Communications                            4,070        220,228
*WorldCom, Inc.                                   4,345         65,349
                                                           -----------
                                                               957,611
                                                           -----------
CONSUMER CYCLICALS - 4.53%
American Greetings Corp Class A                      97          1,284
*AutoZone Inc.                                      200         10,372
*Bed Bath & Beyond Inc.                             420         10,693
*Best Buy Co., Inc.                                 306         13,908
*Big Lots, Inc.                                     166          1,376
Black & Decker Corp.                                127          3,962
Block H&R                                           294         11,337
Brunswick Corp.                                     131          2,158
Carnival Corp.                                      882         19,422
*Cendant Corporation                              1,399         17,936
Centex Corp.                                         89          3,002
Cintas Corporation                                  259         10,438
Circuit City Group                                  304          3,648
*Convergys Corp.                                    229          6,355
Cooper Tire & Rubber Co.                            110          1,566
*Costco Wholesale Corp.                             669         23,790
Dana Corp.                                          228          3,557
Delphi Automotive System                            842          9,894
Dillard's Inc                                       140          1,844
Dollar General                                      492          5,756
Dow Jones & Co.                                     133          6,042
Family Dollar Stores                                288          7,926
*Federated Department Stores                        305          8,601
Ford Motor                                        2,736         47,470
Gannett Co.                                         399         23,984
Gap (The)                                         1,273         15,212
General Motors                                      853         36,594
Genuine Parts                                       265          8,443
Goodyear Tire & Rubber                              234          4,313
Harley-Davidson                                     454         18,387
*Harrah's Entertainment                             183          4,943
Hasbro Inc.                                         258          3,612
Hilton Hotels                                       551          4,325
Home Depot                                        3,495        134,103
IMS Health Inc.                                     445         11,147
*International Game Technology                      110          4,675
Interpublic Group                                   451          9,200
*K-mart                                             720          5,033
KB HOME                                              72          2,046
Knight-Ridder Inc.                                  116          6,479
*Kohl's Corp.                                       488         23,424
Leggett & Platt                                     294          5,733
Limited, Inc.                                       643          6,109
Liz Claiborne, Inc.                                  82          3,091
Lowe's Cos.                                       1,144         36,208
Marriott International                              359         11,991
Masco Corp.                                         671         13,715
*Mattel, Inc.                                       637          9,975
May Department Stores                               449         13,030
Maytag Corp.                                        117          2,883
McGraw-Hill                                         291         16,936
Meredith Corp.                                       76          2,442
New York Times Class A                              254          9,914
NIKE Inc.                                           409         19,145
Nordstrom                                           201          2,904
*Office Depot                                       450          6,120
Omnicom Group                                       266         17,263
Penney (J.C.)                                       391          8,563
Pulte Homes, Inc                                     62          1,900
RadioShack Corp.                                    279          6,766
*Reebok International                                85          1,760
Sears, Roebuck & Co.                                504         17,459
Sherwin-Williams                                    245          5,444
Snap-On Inc.                                         88          1,965
Stanley Works                                       131          4,788
*Staples Inc.                                       685          9,145
Starwood Hotels & Resorts                           285          6,270
Target Corp.                                      1,352         42,926
Tiffany & Co.                                       217          4,698
TJX Companies Inc.                                  424         13,950
*TMP Worldwide Inc.                                 142          4,031
*Toys R Us Holding Companies                        308          5,307
Tribune Co.                                         461         14,475
TRW Inc.                                            185          5,517
V.F. Corp.                                          171          5,005
Visteon Corp.                                       195          2,486
Wal-Mart Stores                                   6,741        333,677
Whirlpool Corp.                                     109          6,033
                                                           -----------
                                                             1,227,881
                                                           -----------
CONSUMER STAPLES - 7.08%
Alberto-Culver                                       83          3,228
Albertson's                                         634         20,212
AmerisourceBergen Corp.                             150         10,643
Anheuser-Busch                                    1,352         56,622
*AOL Time Warner Inc.                             6,627        219,354
Avon Products                                       355         16,419
Brown-Forman Corp.                                  103          6,508
Campbell Soup                                       632         17,696
Cardinal Health, Inc.                               618         45,701
*Clear Channel Communications                       857         34,066
Clorox Co.                                          351         12,987
Coca Cola Co.                                     3,742        175,313
Coca-Cola Enterprises                               629          9,649
Colgate-Palmolive                                   863         50,270
*Comcast Corporation                              1,413         50,684
ConAgra Foods Inc.                                  794         17,825
Coors (Adolph)                                       55          2,475
CVS Corp.                                           584         19,389
Darden Restaurants                                  185          4,856
Deluxe Corp.                                        108          3,730
Donnelley (R.R.) & Sons                             182          4,923
Fortune Brands, Inc.                                237          7,940
General Mills                                       426         19,383
Gillette Co.                                      1,562         46,548
Heinz (H.J.)                                        527         22,213
Hershey Foods                                       205         13,401
Kellogg Co.                                         607         18,210
Kimberly-Clark                                      806         49,972
*Kroger Co.                                       1,249         30,775
McDonald's Corp.                                  1,979         53,710
McKesson Corp.                                      422         15,947
Newell Rubbermaid Inc.                              399          9,061
Pepsi Bottling Group                                211          9,721
PepsiCo Inc.                                      2,606        126,391
Philip Morris                                     3,290        158,870
Procter & Gamble                                  1,957        142,450
Ralston-Ralston Purina                              459         15,055
*Robert Half International                          260          5,203
*Safeway Inc.                                       743         29,512
Sara Lee Corp.                                    1,176         25,049
*Starbucks Corp.                                    550          8,217
Supervalu Inc.                                      197          3,985
Sysco Corp.                                         998         25,489
*TRICON Global Restaurant                           221          8,668
Tupperware Corp.                                     86          1,715
Unilever N.V.                                       855         46,187
*Univision Communications                           317          7,275
UST Inc.                                            243          8,068
*Viacom Inc.                                      2,663         91,874
Walgreen Co.                                      1,508         51,920
Walt Disney Co.                                   3,146         58,579
Wendy's International                               170          4,531
Winn-Dixie                                          216          2,473
Wrigley (Wm) Jr.                                    342         17,545
                                                           -----------
                                                             1,918,487
                                                           -----------
ENERGY - 3.55%
Amerada Hess                                        136          8,636
Anadarko Petroleum                                  363         17,453
Apache Corp.                                        182          7,826
Ashland Inc.                                        106          4,086
Baker Hughes                                        494         14,301
Burlington Resources                                322         11,016
*Chevron Corp.                                      976         82,716
Conoco Inc.                                         934         23,668
Devon Energy Corp.                                  179          6,158
EOG Resources                                       174          5,034
Exxon Mobil Corp.                                10,320        406,608
Halliburton Co.                                     664         14,973
Kerr-McGee                                          158          8,202
*Nabors Industries                                  205          4,299
*Noble Drilling Corp.                               206          4,944
Occidental Petroleum                                552         13,436
Phillips Petroleum                                  552         29,775
*Rowan Cos.                                         140          1,733
Royal Dutch Petroleum                             3,209        161,251
Schlumberger Ltd.                                   852         38,936
Sunoco Inc.                                         132          4,699
Texaco Inc.                                         826         53,690
Transocean Sedco Forex                              440         11,616
Unocal Corp.                                        363         11,798
USX-Marathon Group                                  467         12,492
                                                           -----------
                                                               959,346
                                                           -----------
FINANCIAL - 9.54%
AFLAC Inc.                                          794         21,438
Allstate Corp.                                    1,104         41,234
Ambac Financial Group                               163          8,918
American Express                                  1,999         58,091
American International Group                      3,943        307,554
AmSouth Bancorporation                              566         10,228
Aon Corp.                                           383         16,086
Bank of America Corp.                             2,397        139,985
Bank of New York                                  1,104         38,640
Bank One Corp.                                    1,746         54,947
BB&T Corporation                                    636         23,182
Bear Stearns Cos.                                   166          8,302
Capital One Financial                               293         13,487
Charles Schwab                                    2,088         24,012
Charter One Financial                               330          9,304
Chubb Corp.                                         262         18,709
Cincinnati Financial                                241         10,030
Citigroup Inc.                                    7,521        304,601
Comerica Inc.                                       234         12,964
*Conseco Inc.                                       487          3,536
Countrywide Credit Industries                       170          7,468
Fannie Mae                                        1,507        120,650
Federal Home Loan Mtg.                            1,040         67,600
Fifth Third Bancorp                                 846         52,012
FleetBoston Financial                             1,617         59,425
Franklin Resources Inc                              386         13,383
Golden West Financial                               237         13,770
Hartford Financial Services                         322         18,914
Household International                             708         39,917
Huntington Bancshares                               365          6,318
J.P. Morgan Chase & Co.                           2,969        101,391
Jefferson-Pilot                                     231         10,275
John Hancock Financial                              465         18,577
KeyCorp                                             651         15,715
Lehman Brothers Holdings                            362         20,580
Lincoln National                                    287         13,383
Loews Corp.                                         296         13,699
Marsh & McLennan                                    403         38,970
MBIA Inc.                                           220         11,000
MBNA Corp.                                        1,285         38,923
Mellon Financial Corp.                              735         23,763
Merrill Lynch                                     1,223         49,654
MetLife Inc.                                      1,154         34,274
MGIC Investment                                     158         10,324
Moody's Corp.                                       242          8,954
Morgan Stanley,Dean Witter                        1,694         78,517
National City Corp.                                 907         27,165
Northern Trust Corp.                                333         17,476
PNC Financial Services                              435         24,904
Progressive Corp.                                   109         14,595
Providian Financial Corp                            426          8,584
Regions Financial Corp.                             370         10,678
SAFECO Corp.                                        191          5,793
SouthTrust Corp.                                    504         12,837
St. Paul Cos.                                       317         13,067
State Street Corp.                                  482         21,931
Stilwell Financial                                  333          6,494
SunTrust Banks                                      453         30,170
Synovus Financial                                   423         11,675
T.Rowe Price Associates                             181          5,303
Torchmark Corp.                                     192          7,488
U.S. Bancorp                                      2,857         63,368
Union Planters                                      202          8,666
UNUMProvident Corp.                                 360          9,090
USA Education Inc.                                  234         19,401
Wachovia Corp.                                    2,073         64,263
Wachovia Corp. Contra                               303            145
Washington Mutual, Inc.                           1,320         50,794
Wells Fargo & Co.                                 2,579        114,632
XL Capital                                          190         15,010
Zions Bancorp                                       149          7,995
                                                           -----------
                                                             2,584,228
                                                           -----------
HEALTH CARE - 7.86%
*Abbott Labs                                      2,319        120,240
*Aetna Inc.                                         211          6,096
Allergan, Inc.                                      194         12,862
American Home Products                            1,952        113,704
*Amgen Inc.                                       1,536         90,271
Applera Corp.                                       312          7,613
Bard (C.R.) Inc.                                     76          3,907
Bausch & Lomb                                        79          2,236
Baxter International Inc                            868         47,783
Becton, Dickinson                                   378         13,986
*Biogen, Inc.                                       222         12,339
Biomet, Inc.                                        403         11,788
*Boston Scientific                                  610         12,505
Bristol-Myers Squibb                              2,952        164,013
*Chiron Corp.                                       269         11,936
CIGNA Corp.                                         232         19,244
*Forest Laboratories                                256         18,468
*Guidant Corp.                                      459         17,672
HCA Inc.                                            834         36,955
*HEALTHSOUTH Corp.                                  577          9,382
*Humana Inc.                                        251          3,027
*Immunex Corp.                                      850         15,878
Johnson & Johnson                                 4,523        250,574
*King Pharmaceuticals                               317         13,298
Lilly (Eli) & Co.                                 1,690        136,383
*Manor Care Inc                                     153          4,299
*MedImmune Inc.                                     312         11,117
Medtronic Inc.                                    1,791         77,909
Merck & Co.                                       3,480        231,768
Pfizer, Inc.                                      9,442        378,623
Pharmacia Corp.                                   1,946         78,930
*Quintiles Transnational                            172          2,511
Schering-Plough                                   2,191         81,286
*St Jude Medical                                    125          8,556
Stryker Corp.                                       300         15,870
*Tenet Healthcare Corp.                             468         27,916
United Health Group Inc.                            486         32,319
*Watson Pharmaceuticals                             144          7,878
*WellPoint Health Network                            93         10,151
*Zimmer Holdings                                    295          8,186
                                                           -----------
                                                             2,129,479
                                                           -----------
TECHNOLOGY - 7.97%
*ADC Telecommunications, Inc.                     1,165          4,066
Adobe Systems Inc.                                  358          8,585
*Advanced Micro Devices                             458          3,733
*Agilent Technologies                               676         13,216
*Altera Corp.                                       596          9,762
*Analog Devices                                     529         17,298
*Andrew Corp.                                       121          2,200
*Apple Computer, Inc.                               487          7,553
*Applied Materials, Inc                           1,208         34,356
*Applied Micro Circuits Corp                        458          3,201
Autodesk, Inc.                                       87          2,789
Automatic Data Processing                           939         44,171
*Avaya Inc.                                         406          4,019
*BMC Software                                       365          4,636
*Broadcom Corporation                               355          7,207
*CIENA Corp.                                        480          4,939
*Cisco Systems, Inc.                             10,947        133,334
*Citrix Systems, Inc.                               277          5,485
COMPAQ Computer                                   2,541         21,116
Computer Associates International                   881         22,677
*Computer Sciences Corp.                            250          8,293
*Compuware Corp.                                    539          4,490
*Comverse Technology, Inc.                          278          5,693
*Concord EFS Inc.                                   360         17,622
*Conexant Systems, Inc.                             325          2,698
Corning Inc.                                      1,388         12,242
*Dell Computer Corp                               3,904         72,341
Eastman Kodak                                       453         14,736
Electronic Data Systems                             697         40,133
*EMC Corp.                                        3,302         38,799
Equifax Inc.                                        211          4,621
First Data                                          596         34,723
*FIserv Inc.                                        285          9,747
*Gateway, Inc.                                      482          2,627
Grainger (W.W.) Inc.                                141          5,478
Hewlett-Packard                                   2,906         46,787
Intel Corp.                                      10,058        205,586
International Business Machines                   2,653        244,872
*Intuit, Inc.                                       295         10,561
*JDS Uniphase Corp.                               1,949         12,318
*KLA-Tencor Corp.                                   278          8,779
*Lexmark International Inc.                         193          8,629
Linear Technology Corp.                             466         15,285
*LSI Logic                                          540          6,345
Lucent Technologies                               5,040         28,879
*Maxim Integrated Products, Inc.                    491         17,156
*Mercury Interactive Corp                           119          2,266
*Micron Technology                                  892         16,796
*Microsoft Corp.                                  8,047        411,765
Motorola Inc.                                     3,296         51,418
*National Semiconductor                             264          5,821
*NCR Corp.                                          142          4,210
*Network Appliance, Inc.                            456          3,101
Nortel Networks Holdings Co.                      4,766         26,737
*Novell Inc.                                        493          1,804
*Novellus Systems, Inc.                             195          5,569
*Oracle Corp.                                     8,447        106,267
*Palm Inc.                                          844          1,232
*Parametric Technology Corp.                        413          2,143
Paychex Inc.                                        556         17,520
*PeopleSoft Inc.                                    413          7,451
PerkinElmer, Inc.                                   148          3,884
*PMC - Sierra, Inc.                                 229          2,352
*QLogic Corp.                                       120          2,280
*QUALCOMM Inc.                                    1,109         52,722
Raytheon Co.                                        509         17,688
*Sabre Holdings Corporation                         193          5,161
*Sapient Corp.                                      176            678
Scientific-Atlanta                                  238          4,177
*Siebel Systems, Inc.                               648          8,430
*Sun Microsystems, Inc.                           4,859         40,184
*Tektronix Inc.                                     144          2,519
*Tellabs, Inc.                                      613          6,056
*Teradyne, Inc.                                     259          5,051
Texas Instruments                                 2,611         65,219
*Unisys Corp.                                       467          4,044
*Veritas Software                                   585         10,787
*Vitesse Semiconductor Corp.                        275          2,131
Xerox Corp.                                         997          7,727
*Xilinx Inc.                                        481         11,318
*Yahoo! Inc.                                        843          7,427
                                                           -----------
                                                             2,157,718
                                                           -----------
TRANSPORTATION - .36%
*AMR Corp.                                          224          4,287
Burlington Northern Santa Fe                        596         15,943
CSX Corp.                                           327         10,301
Delta Air Lines                                     183          4,822
*FedEx Corporation                                  434         15,950
Norfolk Southern Corp.                              573          9,237
Ryder System Inc.                                    89          1,779
Southwest Airlines                                1,114         16,532
Union Pacific                                       371         17,399
*USAirways Group Inc.                               100            465
                                                           -----------
                                                                96,715
                                                           -----------
UTILITIES - 1.84%
*AES Corp.                                          803         10,294
Allegheny Energy Inc.                               163          5,982
Ameren Corp.                                        205          7,872
American Electric Power                             481         20,794
*Calpine Corp.                                      457         10,424
CINergy Corp.                                       238          7,347
CMS Energy                                          180          3,600
Consolidated Edison Holdings                        317         12,908
Constellation Energy Gro                            224          5,421
Dominion Resources                                  356         21,129
DTE Energy Co.                                      251         10,806
Duke Energy                                       1,100         41,634
Dynegy Inc.                                         488         16,909
*Edison International                               497          6,541
El Paso Corp.                                       739         30,705
Enron Corp.                                       1,127         30,688
Entergy Corp.                                       344         12,233
Exelon Corp.                                        486         21,676
FirstEnergy Corp.                                   346         12,439
FPL Group                                           267         14,298
GPU Inc.                                            182          7,346
KeySpan                                             211          7,014
Kinder Morgan, Inc.                                 152          7,480
*Mirant Corporation                                 485         10,622
*Niagara Mohawk Holdings Inc                        242          4,107
NICOR Inc.                                           70          2,713
NiSource Inc.                                       308          7,179
Peoples Energy Corp.                                 53          2,107
PG&E Corp.                                          577          8,770
Pinnacle West Capital                               127          5,042
PPL Corporation                                     216          7,042
Progress Energy, Inc.                               460         13,459
Public Service Enterprise                           324         13,786
Reliant Energy                                      442         11,633
Sempra Energy                                       306          7,574
Southern Co.                                      1,020         24,458
TXU Corp.                                           395         18,296
Williams Cos.                                       780         21,294
Xcel Energy Inc.                                    504         14,188
                                                           -----------
                                                               497,810
                                                           -----------
     Total Common Stocks
               (cost $20,008,680)                           14,122,300
                                                           -----------
UNIT INVESTMENT TRUST - 3.76%
*S&P 500 Depositary Receipts                      9,744      1,017,663
                                                           -----------
     Total Unit Investment Trust
               (cost $1,016,115)                             1,017,663
                                                           -----------

                                              PRINCIPAL         VALUE
                                              ---------         -----
U.S. TREASURY OBLIGATIONS - 11.46%
U.S. Treasury Note
(5.000% due 02/15/11)                           $50,000     $   51,408
U.S. Treasury Note
(7.250% due 05/15/04)                           400,000        441,062
U.S. Treasury Note
(7.000% due 07/15/06)                         1,346,000      1,524,712
U.S. Treasury Bond
(6.250% due 08/15/23)                           495,000        543,030
U.S. Treasury Bond
(6.125% due 11/15/27)                           500,000        543,321
                                                            ----------
  Total U.S. Treasury Obligations
    (cost $2,948,499)                                        3,103,533
                                                            ----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 4.81%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.81%
(5.750% due 07/15/03)                         1,245,000      1,302,727
                                                            ----------
  Total U.S. Government Agency
    Obligations (cost $1,218,445 )                           1,302,727
                                                            ----------
MORTGAGE-BACKED SECURITIES - 11.73%
FEDERAL HOME LOAN MORTGAGE
COPORATION - 11.73%
FNCL (7.000% due 07/01/29)                    3,065,518      3,177,587
                                                            ----------
     Total Mortgage-Backed Securities
          (cost $2,947,069 )                                 3,177,587
                                                            ----------
CORPORATE BONDS - 10.42%
AIR TRANSPORTATION - 1.07%
Delta Air Lines (7.900% due 12/15/09)           346,000        290,697
                                                            ----------
BANK, BANK HOLDING COMPANIES &
OTHER BANK SERVICES - 3.22%
Erac USA Finance
(7.950% due 12/15/09)(4)                        346,000        360,638
Household Finance
(5.8750% due 02/01/09)                          520,000        509,934
                                                            ----------
                                                               870,572
                                                            ----------
CONSUMER CYCLICAL - 1.20%
Ford Motor Co. (7.450% due 07/16/31)            346,000        325,751
                                                            ----------
COMMUNICATION SERVICES - 2.35%
Citizen Communications
(9.250% due 05/15/11)                           300,000        331,602
Worldcom Inc.
(7.500% due 05/15/11)                           300,000        305,981
                                                            ----------
                                                               637,583
                                                            ----------
MANUFACTURING - 2.58%
Champion International Corp.
(7.200%  due 11/01/26)                          312,000        328,956
Rohm & Haas Co.
(6.950% due 07/15/04)                           346,000        367,464
                                                            ----------
                                                               696,420
                                                            ----------
     Total Coporate Bonds
          (cost $2,756,587 )                                 2,821,023
                                                            ----------
SHORT-TERM INVESTMENTS(3) - 5.07%
VARIABLE RATE DEMAND NOTES(1) - 4.59%
Firstar Bank (2.4163% due 12/31/31)           1,243,405      1,243,405
                                                            ----------
U.S. TREASURY BILL - .48%
(3.5020% due 10/14/01)                          130,000        129,967
                                                            ----------
     Total Short-Term Investments
          (cost $1,520,923)                                  1,373,372
                                                            ----------
TOTAL INVESTMENTS - 99.41%
(cost $32,416,318 )(2)                                      26,918,205
                                                            ----------
OTHER ASSETS AND LIABILITIES - .59%                            160,048
                                                            ----------
TOTAL NET ASSETS - 100.00% $                               $27,078,253
                                                           -----------

------------------
* Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $1,911,552 and ($7,409,665), respectively.

(3) Securities and other assets with an aggregate value of $1,304,625 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2001:

(4) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                                            Unrealized
                                                           Appreciation/
Type                                     Contracts        (Depreciation)
------------------------------------------------------------------------
Standard & Poor's 500 Index (12/01)          5               $ 41,975

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
LEHMAN AGGREGATE BOND INDEX FUND
September 30, 2001

                                                 PRINCIPAL        VALUE
                                                 ---------        -----
U.S. TREASURY OBLIGATIONS - 36.55%
U.S. TREASURY NOTES & BONDS - 36.55%
6.250% due 01/31/02                              $  550,000    $   556,832
6.500% due 05/15/05                               1,825,000      2,004,792
6.125% due 08/15/07                               1,240,000      1,366,132
5.500% due 05/15/09                                 200,000        214,375
7.625% due 11/15/22                                 615,000        781,290
6.250% due 08/15/23                               1,060,000      1,162,853
                                                               -----------
     Total U.S. Treasury Obligations
          (cost $5,721,359)                                      6,086,274
                                                               -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.28%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.28%
5.750% due 07/15/03                               1,000,000      1,046,367
                                                               -----------
     Total U.S. Government Agency Obligations
          (cost $978,670)                                        1,046,367
                                                               -----------
MORTGAGE-BACKED SECURITIES - 31.47%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 31.47%
FNCI (6.500% due 07/01/14)                        2,185,311      2,261,174
FNCL (6.500% due 02/01/31)                        2,924,528      2,979,262
                                                               -----------
     Total Mortgage-Backed Securities
          (cost $5,091,700)                                      5,240,436
                                                               -----------
CORPORATE BONDS AND NOTES - 24.31%
AIR TRANSPORTATION - 1.26%
Delta Airlines (7.900% due 12/15/09)                250,000        210,041
                                                               -----------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 4.66%
Erac USA Finance (7.950% due 12/15/09) (3)          250,000        260,577
General Electric Capital Corp.
 (6.875% due 11/15/10)                              250,000        269,535
Household Finance Corp. (7.2000% due 07/15/06)      250,000        245,161

                                                                   775,273

CAPITAL GOODS - 3.28%
Caterpillar Inc. (7.250% due 09/15/09)              500,000        546,507
                                                               -----------
CONSUMER CYCLICAL - 2.83%
Ford Motor Corp. (7.450% due 07/16/31)              500,000        470,739
                                                               -----------
ENERGY - 3.25%
Keyspan Corp. (7.250% due 11/15/05)                 500,000        541,685
                                                               -----------

MANUFACTURING - 5.84%
Champion International Corp.
(7.200% due 11/01/26)                               200,000        210,869
Rohm & Haas Co. (6.950% due 07/15/04)               250,000        265,509
Westvaco Corp. (7.950% due 02/15/31)                500,000        496,089
                                                               -----------
                                                                   972,467
                                                               -----------
T  TELECOMMUNICATION - 3.19%
 Citizen Communications (9.250% due 05/15/11)       250,000        276,334
Worldcom Inc. (7.500% due 05/15/11)                 250,000        254,984
                                                               -----------
                                                                   531,318
     Total Corporate Bonds & Notes
          (cost $3,907,188)                                      4,048,030
                                                               -----------

SHORT-TERM INVESTMENTS - 0.36%
VARIABLE RATE DEMAND NOTES(1) - 0.36%
Firstar Bank (2.416% due 12/31/31)               $   60,088       $ 60,088
                                                               -----------
     Total Short-Term Investments
          (cost $60,088)                                            60,088
                                                               -----------
TOTAL INVESTMENTS - 98.97%
(cost $15,759,005)(2)                                           16,481,195
                                                               -----------
OTHER ASSETS AND LIABILITIES - 1.03%                               172,008
                                                               -----------
TOTAL NET ASSETS - 100%                                        $16,653,203
                                                               ===========

(1)Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2)Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $783,724 and ($61,534), respectively.

(3)Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.



The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
EVEREST FUND
September 30, 2001

COMMON STOCKS - 96.89%

                                                  SHARES        VALUE
BASIC MATERIALS - 2.43%
Du Pont (E.I.)                                    37,300    $ 1,399,496
                                                            -----------
CAPITAL GOODS - 5.01 %
Caterpillar Inc.                                  16,100        721,280
ITT Industries, Inc.                              18,900        846,720
*SPX Corp.15,800                                              1,309,820
                                                            -----------
                                                              2,877,820
                                                            -----------
COMMUNICATIONS SERVICES - 6.19%
BellSouth                                         32,300      1,342,065
SBC Communications Inc.                           47,100      2,219,352
                                                            -----------
                                                              3,561,417
                                                            -----------
CONSUMER CYCLICALS - 3.56%
Gannett Co.                                       18,500      1,112,035
Knight-Ridder Inc.                                16,700        932,695
                                                            -----------
                                                              2,044,730
                                                            -----------
CONSUMER STAPLES - 6.22%
McDonald's Corp.                                  51,600      1,400,424
PepsiCo Inc.                                      20,300        984,550
Philip Morris                                     24,700      1,192,763
                                                            -----------
                                                              3,577,737
                                                            -----------
ENERGY - 14.03%
Anadarko Petroleum                                19,100        918,328
Apache Corp.                                      25,000      1,075,000
Conoco Inc.                                       50,000      1,271,500
Noble Affiliates                                  33,200      1,028,868
Schlumberger Ltd.                                 27,800      1,270,460
Texaco Inc.                                       16,400      1,066,000
USX-Marathon Group                                53,700      1,436,475
                                                            -----------
                                                              8,066,631
                                                            -----------
FINANCIAL - 29.94%
Bank of America Corp.                             15,100        881,840
Charter One Financial                             39,206      1,106,392
Chubb Corp.                                       18,600      1,328,226
Citigroup Inc.                                    54,500      2,207,250
Edwards (A.G.), Inc.                              35,000      1,228,850
FleetBoston Financial                             46,360      1,703,730
Hartford Financial Services                       19,800      1,163,052
J.P. Morgan Chase & Co.                           34,650      1,183,298
KeyCorp                                           62,200      1,501,507
Lincoln National                                  24,700      1,151,761
Raymond James Financial, Inc.                     46,300      1,257,045
Washington Mutual, Inc.                           34,400      1,323,712
XL Capital                                        14,900      1,177,100
                                                            -----------
                                                             17,213,763
                                                            -----------
HEALTH CARE - 7.00%
Beckman Coulter Inc.                              20,400        902,700
Bristol-Myers Squibb                              21,000      1,166,760
Johnson & Johnson                                 13,100        725,740
Merck & Co.                                       18,500      1,232,100
                                                            -----------
                                                              4,027,300
                                                            -----------
TECHNOLOGY - 9.19%
International Business Machines                    9,600        886,080
*Microsoft Corp.                                   8,900        455,413
Motorola Inc.                                     71,300      1,112,280
*NCR Corp.                                        32,300        957,695
Nortel Networks Holdings Co.                     126,900        711,909
Raytheon Co.                                      18,600        646,350
*Sabre Holdings Corporation                       19,300        516,082
                                                            -----------
                                                              5,285,809
                                                            -----------
TRANSPORTATION - 4.34%
*FedEx Corporation                                40,700      1,495,725
Southwest Airlines                                67,400      1,000,216
                                                            -----------
                                                              2,495,941
                                                            -----------
UTILITIES - 8.98%
Ameren Corp.                                      31,900      1,224,960
Kansas City Power & Light                         50,400      1,314,936
SCANA Corp.                                       52,462      1,331,486
Xcel Energy Inc.                                  45,800      1,289,270
                                                            -----------
                                                              5,160,652
                                                            -----------
     Total Common Stocks
               (cost $54,751,440)                            55,711,296
                                                            -----------
                                               PRINCIPAL       VALUE
SHORT-TERM INVESTMENTS - 1.82%
VARIABLE RATE DEMAND NOTES (1) - 1.82%
Firstar Bank (2.416% due 12/31/31)            $1,044,699    $ 1,044,699
                                                            -----------
     Total Short-Term Investments
               (cost $1,044,699)                              1,044,699
                                                            -----------
TOTAL INVESTMENTS - 98.71%
(cost $55,796,139) (2)                                       56,755,995
                                                            -----------
OTHER ASSETS AND LIABILITIES - 1.29%                            740,913
                                                            -----------
TOTAL NET ASSETS - 100% $                                   $57,496,908
                                                            ===========

*Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $4,465,945 and ($3,506,089), respectively.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
BOND FUND
September 30, 2001

                                               PRINCIPAL        VALUE
                                               ---------        -----
U.S. TREASURY OBLIGATIONS - 29.37%
U.S. TREASURY NOTES & BONDS - 29.37%
0.000% due 08/15/02                           $1,519,000    $  1,488,482
5.875% due 02/15/04                            2,500,000       2,663,183
5.875% due 11/15/05                            3,800,000       4,110,977
5.625% due 02/15/06                            4,900,000       5,267,309
4.625% due 05/15/06                            1,800,000       1,863,562
7.000% due 07/15/06                            3,639,000       4,122,161
6.500% due 10/15/06                            5,500,000       6,125,196
5.500% due 05/15/09                              750,000         803,906
6.000% due 08/15/09                            2,500,000       2,749,318
5.000% due 02/15/11                              760,000         781,405
                                                              ----------
  Total U.S. Treasury Obligations
    (cost $28,255,883)                                        29,975,499
                                                              ----------
U.S GOVERNMENT AGENCY OBLIGATIONS - 4.13%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.13%
5.750% DUE 02/15/08                            4,000,000       4,216,972
                                                              ----------
  Total U.S. Government Agency Obligations
     (cost $4,195,289)                                         4,216,972
                                                              ----------
MORTGAGE-BACKED SECURITIES - 10.18%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 2.97%
6.500% due 02/01/29                            2,961,438       3,030,359
                                                              ----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 7.21%
6.500% due 10/15/28                            2,528,420       2,588,767
6.000% due 06/01/16                            4,689,747       4,770,482
                                                               7,359,249
                                                              ----------
  Total Mortgage-Backed Securities
    (cost $10,025,222)                                        10,389,608
                                                              ----------
COLLATERIZED MORTGAGE OBLIGATIONS - 4.75%
PRIVATE SECTOR - 4.75%
BOAMS 1999-3 B3
(6.250% due 05/25/14)                            657,729         641,226
CMC2 Securities Corp. 1993 E 1 E 1CP
  (0.000% due 12/25/08)                          118,363         106,629
Capstead Mortgage Securities Corp. C-4
  (10.950% due 02/01/14)                          49,615          49,615
BSMSI 1997-7 4B1
  (7.000% due 01/25/13)                          596,236         618,166
GECMS 1996-17 2B3 (3)
  (7.250% due 12/25/11)                          242,718         246,002
NMFC 1998-4 B3
  (6.250% due 10/25/28)                        1,008,987         944,936
NSCOR 1998-16 B1
  (6.500% due 06/25/13)                          858,809         883,835
RFMSI 2000-S7 M3
  (8.000% due 06/25/30)                          683,440         708,549
SASC 1997-4 1B1
  (6.750% due 12/25/12)                          634,507         652,444
                                                              ----------
    Total Collaterized Mortgage Obligations
      (cost $4,529,487)                                        4,851,402
                                                              ----------
ASSET-BACKED SECURITIES - 3.56%
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 1.96%
Chase Commercial Mortgage Sec.
  (6.600% due 12/19/07)                        1,982,000       1,999,536
                                                              ----------
MANUFACTURED HOUSING - 1.60%
Greentree 1999-5 M1
  (8.050% due 04/01/31)                        1,500,000       1,638,568
                                                              ----------
     Total Asset-Backed Securities
       (cost $3,286,595)                                       3,638,104
                                                              ----------
CORPORATE BONDS AND NOTES - 45.03%
AIR TRANSPORTATION - 1.79%
Continental Airlines
  (7.820% due 10/15/13)                          636,568         620,297
Midway Air Lines
  (8.140% due 01/02/13)                          715,273         643,746
NWA Trust No. 2 Class B
  (10.230% due 06/21/14)                         624,369         560,890
                                                              ----------
                                                               1,824,933
                                                              ----------
BANK, BANK HOLDING COMPANIES,
& OTHER BANK SERVICES - 6.36%
Ahmanson Capital Trust (3)
  (8.360% due 12/01/26                         1,139,000       1,069,293
Banc Tec Inc.
  (7.500% due 06/01/08)                        1,139,000         239,190
Bank of Hawaii
  (6.875% due 03/01/09)                          750,000         735,747
GS Escrow Corp.
  (7.000% due 08/01/03)                          760,000         778,919
Household Finance Corp.
  (7.20% due 07/15/06)                         1,139,000       1,116,951
NationsBank Corp.
  (7.625% due 04/15/05)                          760,000         835,000
Svenska Handelsbanken
  (7.125% due 03/07/07)                          750,000         756,649
Wells Fargo
  (7.000% due 09/25/30)                          940,000         954,268
                                                              ----------
                                                               6,486,017
                                                              ----------
COMMUNICATIONS SERVICES - .37%
Charter Communications Sr. Nt. (3)
  (11.125% due 01/15/11)                         375,000         379,688
                                                              ----------
CONSUMER CYCLICAL - 1.13%
Visteon Corp.
  (8.250% due 08/01/10)                           750,000        802,112
WCI Communities Inc. Sr. Sub N
  (10.625% due 02/15/11)                          375,000        348,750
                                                              ----------
                                                               1,150,862
                                                              ----------
CONSUMER NON-DURABLE - 2.90%
Allied Waste
  (10.000% due 08/01/09)                         375,000         375,000
Berry Plastics
  (12.250% due 04/15/04)                         190,000         190,000
Erac USA Finance (3)
  (7.950% due 12/15/09)                          760,000         792,153
International Wire Group Inc.
  (11.750% due 06/01/05)                         190,000         171,000
Iron Mountain
  (8.625% due 04/01/13)                          190,000         191,900
Levis Strauss (3)
  (11.625% due 01/15/08)                         375,000         273,750
Stewart Enterprises
  (10.750% due 07/01/08)                         185,000         196,100
World Color Press Inc. Sr. Nts.
  (7.750% due 02/15/09)                          760,000         770,790
                                                              ----------
                                                               2,960,693
                                                              ----------
ELECTRIC - 3.64%
Calpine Corp.
  (8.625% due 08/15/10)                        1,500,000       1,466,549
Niagara Mohawk Power
  (8.000% due 06/01/04)                          950,000       1,030,156
PSEG Power
  (7.750% due 04/15/11)                        1,125,000       1,220,967
                                                              ----------
                                                               3,717,672
                                                              ----------
ELECTRONICS - .29%
Amkor Tech Inc.
  (9.250% due 02/15/08)                          375,000         298,125
                                                              ----------
ENERGY - 5.73%
Allegheny Energy Supply
  (7.800% due 03/15/11)                          375,000         397,247
Chesapeake Energy Corp.
  (8.125% due 04/01/11)                          375,000         352,500
Louis Dreyfus Nts.
  (6.875% due 12/01/07)                        1,139,000       1,186,667
Mirant Americas
  (7.625% due 05/01/06)                          750,000         786,678
Mitchell Energy Sr. Nts.
  (6.750% due 02/15/04)                        1,329,000       1,384,999
Pride International Inc.
  (10.000% due 06/01/09)                         185,000         194,250
Tampa Electric
  (6.875% due 06/15/12)                          760,000         788,880
Pemex Master Trust (3)
  (8.500% due 02/15/08)                          750,000         751,875
                                                              ----------
                                                               5,843,096
                                                              ----------
ENTERTAINMENT & LEISURE - 1.94%
Choctaw Resort (3)
  (9.250% due 04/01/09)                          375,000         371,250
Felcor Lodging
  (8.500% due 06/01/11)                          375,000         337,500
MGM Mirage
  (8.375% due 02/01/11)                          375,000         337,500
Royal Caribbean
  (7.000% due 10/15/07)                        1,139,000         938,463
                                                              ----------
                                                               1,984,713
                                                              ----------
HEALTH CARE - 2.46%
Amerisource Bergen
  (8.125% due 08/15/05)                          190,000         196,175
Health Care Reit
  (7.500% due 08/15/07)                          750,000         760,340
Triad Hospitals Holdings
  (11.000% due 05/15/09)                         375,000         404,063
Universal Health Services Sr. Nts.
  (8.750% due 08/15/05)                        1,139,000       1,152,444

                                                               2,513,022
INSURANCE - 3.05%
Fairfax Financial Holdings
  (7.375% due 03/15/06)                          760,000         695,453
Farmers Insurance Exchange
  (8.500% due 08/01/04)                          760,000         818,165
Prudential Insurance Surplus Nts.
  (8.100% due 07/15/15)                          760,000         831,121
USF&G Capital
  (8.470% due 01/10/27)                          760,000         764,979
                                                              ----------
                                                               3,109,718
                                                              ----------
MEDIA & CABLE - 3.07%
CF Cable TV Inc.
  (9.125% due 07/15/07)                          760,000         786,938
CSC Holdings Sr. Nt.
  (8.125% due 08/15/09)                        1,139,000       1,164,583
Continental Cablevision
  (8.300% due 05/15/06)                          760,000         840,655
Diamond Cable Co.
  (13.250% due 09/30/04)                         750,000         337,500
                                                              ----------
                                                               3,129,676
                                                              ----------
MEDIA CONGLOMERATE - 1.95%
News American Holdings Nts.
  (6.625% due 01/09/08)                        1,139,000       1,157,410
Viacom Inc. Sr. Nts.
  (7.750% due 06/01/05)                          760,000         832,018
                                                              ----------
                                                               1,989,428
                                                              ----------
REAL ESTATE - 3.10%
Camden Property Trust
  (7.625% due 02/15/11)                          750,000         790,433
Colonial Properties Sr. Nts.
  (8.050% due 07/15/06)                        1,139,000       1,221,478
Healthcare Properties Nts.
  (6.875% due 06/08/05)                        1,139,000       1,148,056
                                                              ----------
                                                               3,159,967
                                                              ----------
TELECOMMUNICATIONS - 7.25%
360 Communications Sr. Nts.
  (7.500% due 03/01/06)                        1,139,000       1,220,146
Adelphia Communications
  (10.250% due 06/15/11)                         750,000         652,500
AT&T Canada Inc.
  (7.650% due 09/15/06)                          750,000         389,600
Call-Net Enterprises Sr. Nts.
  (0.000% due 05/15/09)                          760,000         129,200
Deutshe Telecomm
  (8.000% due 06/15/10                         1,500,000       1,623,611
Electric Lightwave Inc.
  (6.050% due 05/15/04)                          750,000         728,870
Global Crossing Holdings
  (9.625% due 05/15/08)                          760,000         326,800
Nextel Communications
  (9.375% due 11/15/09                           375,000         232,500
Rogers Wireless Inc.
  (9.625% due 05/01/11)                          750,000         720,000
Talton Holdings Inc. Sr. Nts.
  (11.000% due 06/30/07)                         375,000         225,000
Worldcom Inc.
  (7.500% due 05/15/11)                        1,125,000       1,147,428
                                                              ----------
                                                               7,395,655
  Total Corporate Bonds & Notes
    (cost $47,397,896)                                        45,943,265
                                                              ----------
SHORT-TERM INVESTMENTS - 1.40%
VARIABLE RATE DEMAND
NOTES(1) - 1.40%
Firstar Bank (2.416% due 12/31/31)             1,430,076       1,430,076
                                                              ----------
  Total Short-Term Investments
       (cost $1,430,076)                                       1,430,076
                                                              ----------
TOTAL INVESTMENTS - 98.42%
(cost $99,120,448)(2)                                        100,444,926
                                                             -----------
OTHER ASSETS AND LIABILITIES - 1.58%                           1,610,966
                                                              ----------
TOTAL NET ASSETS - 100%                                     $102,055,892
                                                            ============

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $4,586,729 and ($3,262,251), respectively.

(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
SHORT-TERM GOVERNMENT FUND
SEPTEMBER 30, 2001

                                               PRINCIPAL       VALUE
                                               ---------       -----
U.S. TREASURY OBLIGATIONS - 40.27%
U.S. TREASURY NOTES & BONDS - 40.27%
6.250% due 02/28/02                           $2,000,000    $ 2,031,484
4.750% due 01/31/03                            2,000,000      2,054,976
5.875% due 11/15/04                              500,000        536,172
5.750% due 11/15/05                            2,000,000      2,152,032
                                                            -----------
     Total U.S. Treasury Notes & Bonds
          (cost $ 6,626,975)                                  6,774,664
                                                            -----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 40.48%
FNMA (5.250% due 01/15/03)                     2,000,000      2,064,166
FNMA (7.125% due 03/15/07)                     2,000,000      2,258,392
FNMA (5.750% due 02/15/08)                     1,000,000      1,054,243
FNMA (6.000% due 10/01/13)                     1,401,285      1,435,014
                                                            -----------
     Total U.S. Government Agency
          Obligations (cost $6,416,616)                       6,811,815
                                                            -----------
MORTGAGE-BACKED SECURITIES - 15.43%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 15.22%
4.500% due 06/15/03                            2,500,000      2,561,332
                                                            -----------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.21%
9.500% due 09/15/09                               31,598         34,791
                                                            -----------
     Total Mortgage-Backed Securities
          (cost $2,551,654)                                   2,596,123
                                                            -----------
SHORT-TERM INVESTMENTS - 2.44%
VARIABLE RATE DEMAND NOTES(1) - 2.44%
Firstar American (1.761% due 12/31/31)            56,626         56,626
Firstar Stellar (2.277% due 12/31/31)            353,491        353,491
                                                            -----------
     Total Short-Term Investments
          (cost $410,117)                                       410,117
                                                            -----------

TOTAL INVESTMENTS - 98.62%
          (cost $16,005,362)(2)                              16,592,719
                                                            -----------
 OTHER ASSETS AND LIABILITIES - 1.38%                           232,845
                                                            -----------
 TOTAL NET ASSETS - 100%                                    $16,825,564
                                                            ===========

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date which principal can be recovered through demand information shown is as of September 30, 2001.

(2) Represents cost for income tax purposes, which is substan-tially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $588,323 and ($966), respectively.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
EMERGING MARKETS BOND FUND
September 30, 2001

COMMON STOCKS - 0.09%
                                              SHARES        VALUE
CABLE - 0.09%
Ono Finance Plc Warrants (3)                        500     $    14,500
                                                            -----------
     Total Common Stocks
         (cost $30,000)                                          14,500
                                                            -----------
                                              PRINCIPAL     VALUE
CORPORATE BONDS AND NOTES - 81.58%
AUTO & AUTO PARTS - .50%
Consorcio G Grupo Dina
     (8.000% due 08/08/04)                     1,000,000         80,000
                                                            -----------
BEVERAGE & TOBACCO  - 11.26%
Fage Dairy Industries
     (9.000% due 02/01/07)                     1,000,000        945,000
Gruma Sa De Cv
     (7.625% due 10/15/07)                       500,000        420,000
Mastellone Hermanos Sa
     (11.750% due 04/01/08)                    1,000,000        450,000
                                                            -----------
                                                              1,815,000
                                                            -----------
CABLE - 5.58%
Cablevision SA
     (13.750% due 05/01/09)                      500,000        225,000
Diamond Cable Co.
     (13.250% due 09/30/04)                      500,000        225,000
ONO Finance Plc
     (13.000% due 05/01/09)                      500,000        300,000
Netia Holdings
     (10.250% due 11/01/07)                    1,000,000         80,000
United Pan European Communications NV (3)
     (11.250% due 11/01/09)                      500,000         67,500
                                                            -----------
                                                                897,500
                                                            -----------
CELLULAR  TELEPHONE- 11.60%
Cellco Finance NV
     (15.000% due 08/01/05)                    1,000,000        620,000
Comtel Brasileira Ltd (3)
     (10.750% due 09/26/04)                    1,000,000        930,000
Millicom International Cellular
     (13.500% due 06/01/06)                      500,000        320,000
                                                            -----------
                                                              1,870,000
                                                            -----------
ELECTRIC - 4.34%
Espirito Santo-Escelsa
     (10.000% due 07/15/07)                    1,000,000        700,000
                                                            -----------

INTERNATIONAL TELECOM - 24.48%
Alestra SA Sr. Sub Nt.
     (12.625% due 05/15/09)                     500,000         360,000
Cantv Finance Ltd
     (9.250% due 02/01/04)                    1,000,000         990,000
CIA International Telecomunications (3)
     (10.375% due 08/01/04)                   1,000,000         700,000
Jazztel Plc
     (14.000% due 04/01/09)                     500,000         155,000
Maxcom Telecomunications
     (13.750% due 04/01/07)                     500,000         100,000
PTC International Finance II Sa
     (11.250% due 12/01/09)                     500,000         475,000
Tricom Sa
     (11.375% due 09/01/04)                   1,000,000         940,000
Versatel Telecom Bv
     (13.250% due 05/15/08)                     500,000         115,000
Versatel Telecom Bv
     (11.875% due 07/15/09)                     500,000         110,000
                                                            -----------
                                                              3,945,000
                                                            -----------
METALS - 3.10%
Acindar Ind Argentina
     (11.250% due 02/15/04)                   1,000,000         500,000
                                                            -----------
MISCELLANEOUS - .43%
DGS International Finance Co. (3)
     (10.000% due 06/01/07)                   1,000,000          70,000
                                                            -----------
PAPER & PULP - 3.01%
Grupo Industrial Durango
     (12.625% due 08/01/03)                     500,000         485,000
                                                            -----------
RAIL & TRANSIT - 3.41%
Autopistas Del Sol SA (3)
     (10.250% due 08/01/09)                   1,000,000         550,000
                                                            -----------
SATELLITE COMMUNICATIONS - 5.61%
Impsat Fiber Networks
     (13.750% due 02/15/05)                      500,000         65,000
Innova S De Rl
     (12.875% due 04/01/07)                    1,000,000        840,000
                                                            -----------
                                                                905,000
                                                            -----------
SOVEREIGN CREDIT - 5.64%
Russian Federation (3)
     (8.250% due 03/31/10)                       195,237        147,406
Russian Federation (3)
     (5.000% due 03/31/30)                     1,674,191        761,759
                                                            -----------
                                                                909,165
                                                            -----------
TELEVISION BROADCASTING  - 2.62%
TV Azteca SA
     (10.500% due 02/15/07)                      500,000        425,000
                                                            -----------
     Total Corporate Bonds & Notes
          (cost $20,800,481)                                 13,151,665
                                                            -----------
SHORT-TERM INVESTMENTS - 14.27%
VARIABLE RATE DEMAND NOTES(1) - 14.27%
American Family (2.315% due 12/31/31)            639,322        639,322
Firstar Bank (2.416% due 12/31/31)               597,938        597,938
Wisconsin Corp. Central Credit Union
    (2.336% due 12/31/31)                        422,799        422,799
Wisconsin Electric (2.315% due 12/31/31)         639,607        639,607
                                                            -----------
                                                              2,299,666
                                                            -----------
     Total Short-Term Investments
          (cost $2,299,666)                                   2,299,666
                                                            -----------
TOTAL INVESTMENTS - 95.94%
(cost $24,040,428)(2)                                        15,465,831
                                                            -----------
OTHER ASSETS AND LIABILITIES - 4.06%                            653,764
                                                            -----------
TOTAL NET ASSETS - 100%                                     $16,119,595
                                                            ===========

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes.Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $169,335 and ($8,743,932), respectively.

(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND FUND
September 30, 2001

                                              PRINCIPAL      VALUE
                                              ---------      -----
CORPORATE BONDS AND NOTES - 95.24%
AUTO & AUTO PARTS  - 2.39%
Dana Corp. (3)
     (9.000% due 08/15/11)                     $500,000   $   450,916
                                                          -----------

BANK, BANK HOLDING COMPANIES,
& OTHER BANK SERVICES - 4.06%
Americredit Corp.
     (9.875% due 04/15/06)                      500,000       425,000
Dana Credit Corp.
     (7.250% due 12/16/02)                      250,000       242,082
Finova Group
     (7.500% due 11/15/09)                      250,000        97,970
                                                          -----------
                                                              765,052
                                                          -----------
BUSINESS SERVICES - 2.68%
Iron Mountain
     (8.625% due 04/01/13)                      500,000       505,000
                                                          -----------

CABLE - 7.81%
Adelphia Communications
     (9.250% due 10/01/02)                      250,000       239,375
Charter Comm Holdings
     (11.125% due 01/15/11)                     500,000       506,250
Diamond Cable Co.
     (13.250% due 09/30/04)                     500,000       225,000
Frontiervision Holdings
     (11.875% due 09/15/07)                     500,000       502,500
                                                          -----------
                                                            1,473,125
                                                          -----------
CHEMICAL - 2.31%
Equistar Chemical (3)
     (10.125% due 09/01/08)                     250,000       230,625
Lyondell Chemical
     (10.875% due 05/01/09)                     250,000       205,000
                                                          -----------
                                                              435,625
                                                          -----------
CONSUMER NON-DURABLE - 5.70%
Affinity Group
     (11.000% due 04/01/07)                     250,000       195,000
Berry Plastics
     (12.250% due 04/15/04)                     250,000       250,000
Levi Strauss
     (11.625% due 01/15/08)                     500,000       365,000
Stewart Enterprises
     (10.750% due 07/01/08)                     250,000       265,000
                                                          -----------
                                                            1,075,000
                                                          -----------
ELECTRIC - 2.57%
Calpine Corp. Sr. Nt.
     (8.500% due 02/15/11)                      500,000       484,800
                                                          -----------

ELECTRONICS - 4.72%
Amkor Tech Inc.
     (9.250% due 02/15/08)                      500,000       397,500
Flextronics International Ltd
     (9.875% due 07/01/10)                      500,000       492,500
                                                          -----------
                                                              890,000
                                                          -----------
ENERGY - 10.76%
All Star Gas Corp.
     (11.000% due 06/30/03)                     417,167       271,159
Amerigas Partner (3)
     (8.875% due 05/20/11)                      250,000       251,250
Chesapeake Energy Corp.
     (8.125% due 04/01/11)                      500,000       470,000
Cross Timbers Oil Co.
     (8.750% due 11/01/09)                      500,000       510,000
Pride International Inc.
     (10.000% due 06/01/09)                     500,000       525,000
                                                          -----------
                                                            2,027,409
                                                          -----------
FOOD, BEVERAGE & TOBACCO  - 4.05%
Canandaigua
     (8.500% due 03/01/09)                      250,000       252,500
Fleming Cos. Inc. (3)
     (10.125% due 04/01/08)                     500,000       510,000
                                                          -----------
                                                              762,500
                                                          -----------
HEALTH CARE - 6.90%
Advancepcs
     (8.500% due 04/01/08)                      500,000       503,750
Amerisource Bergen Corp.
     (8.125% due 09/01/08)                      250,000       258,125
Triad Hospitals Holdings
     (11.000% due 05/15/09)                     500,000       538,750
                                                          -----------
                                                            1,300,625
                                                          -----------
HOTEL & GAMING - 13.42%
Choctaw Resort (3)
     (9.250% due 04/01/09)                      500,000       495,000
Felcor Lodging
     (9.500% due 09/15/08)                      500,000       427,500
Hollywood Casino Sr. Nt.
     (11.250% due 05/01/07)                     500,000       505,000
MGM Mirage
     (8.375% due 02/01/11)                      500,000       450,000
HMH Properties, Inc.
     (7.875% due 08/01/08)                      250,000       207,500
Venetian Casino/LV Sands
     (12.250% due 11/15/04)                     500,000       445,000
                                                          -----------
                                                            2,530,000
                                                          -----------
HOMEBUILDING - 2.47%
WCI Communities Inc. Sr. Sub Nts.
     (10.625% due 02/15/11)                     500,000       465,000
                                                          -----------

INDUSTRIAL EQUIPMENT - .21%
International Knife & Saw Corp.
     (11.375% due 11/15/06)                   1,000,000        40,000
                                                          -----------

METALS & FABRICATION - 4.27%
International Wire Group Inc.
     (11.750% due 06/01/05)                     500,000       450,000
Kaiser Alum & Chem Sr. Nts.
     (12.750% due 02/01/03)                     500,000       355,000
                                                          -----------
                                                              805,000
                                                          -----------
SERVICES - 2.65%
Allied Waste Industries, Inc.
     (10.000% due 08/01/09)                     500,000       500,000
                                                          -----------

TELECOMMUNICATIONS - 18.27%
Alamosa Delaware Inc.
     (13.625% due 08/15/11)                     500,000       472,500
Dobson Communications
     (10.875% due 07/01/10)                     500,000       511,250
Nextel Communications
     (9.375% due 11/15/09)                      250,000       155,000
Nextel Partners Inc.
     (11.000% due 03/15/10)                     250,000       165,000
Metronet Communications
     (12.000% due 08/15/07)                   1,000,000       550,301
Rogers Wireless Inc.
     (9.625% due 05/01/11)                      250,000       240,000
SBA Communications Corp.
     (10.250% due 02/01/09)                     500,000       400,000
Spectrasite Holdings Inc.
     (10.750% due 03/15/10)                     500,000       325,000
Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     500,000       300,000
Versatel Telecomm BV
     (13.250% due 05/15/08)                     500,000       115,000
Williams Communications Group Inc.
     (11.700% due 08/01/08)                     500,000       207,500
                                                          -----------
                                                            3,441,551
                                                          -----------
     Total Corporate Bonds & Notes
          (cost $22,189,505)                               17,951,603
                                                          -----------

SHORT-TERM INVESTMENTS - 1.51%

VARIABLE RATE DEMAND
NOTES(1) - 1.51%
American Family (2.315% due 12/31/31)             8,789         8,789
Firstar Bank (2.416% due 12/31/31)              276,507       276,507
                                                          -----------
                                                              285,296
                                                          -----------
     Total Short-Term Investments
          (cost $285,296)                                     285,296
                                                          -----------
TOTAL INVESTMENTS - 96.75%
(cost $22,474,801)(2)                                      18,236,899
                                                          -----------
OTHER ASSETS AND LIABILITIES - 3.25%                          613,073
                                                          -----------
TOTAL NET ASSETS - 100%                                   $18,849,972
                                                          ===========

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of September 30, 2001 was $62,216 and ($4,300,118), respectively.

(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.



The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC.  -  APEX SERIES
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND
SEPTEMBER 30, 2001

                                                  PRINCIPAL      VALUE
                                                  ---------      -----
SHORT-TERM INVESTMENTS - 99.13%
COMMERCIAL PAPER - 95.74%
Amstredam Funding Corp.(3.510% due 10/05/01)     $3,000,000  $ 2,998,830
Bavaria Finance Funding (2.510% due 12/17/01)     3,500,000    3,481,210
Beta Finance Inc. (3.090% due 05/03/02)           3,000,000    3,000,000
Blue Ridge Asset (2.580% due 10/31/01)            1,500,000    1,496,775
CXC Inc. (3.480% due 10/18/01)                    3,500,000    3,494,248
Dow Chemical Co. (3.020% due 10/24/01)            3,500,000    3,493,247
FCAR Owner Trust (3.520% due 10/04/01)            3,500,000    3,498,973
Forrestal Funding (3.550% due 10/05/01)           2,500,000    2,499,014
Fountain Square (3.000% due 10/02/01)             2,500,000    2,499,792
Galaxy Funding (3.780% due 11/21/01)              1,000,000      994,645
Giro Funding U.S. Corp. (3.500% due 10/09/01)     3,500,000    3,497,278
Giro Multi Funding (2.510% due 10/22/01)          3,500,000    3,494,875
Goldman Sachs Promisary Note
  (4.125% due 12/20/01)                           3,500,000    3,500,000
Greyhawk Funding LLC (3.510% due 10/09/01)        3,500,000    3,497,270
Jupiter Security Corp. (3.800% due 02/11/02)      3,500,000    3,450,864
Moat Funding (3.500% due 10/17/01)                3,500,000    3,494,556
Monte Rosa Capital Corp. (3.500% due 10/02/01)    3,500,000    3,499,660
Moriarty LLC (2.530% due 02/07/02)                3,500,000    3,468,270
National City Bank Ohio (3.050% due 08/16/02)     3,000,000    2,999,476
Pennine Funding LLC (4.600% due 10/12/01)         3,000,000    2,995,783
Park Avenue Receivables (3.520% due 10/11/01)     3,500,000    3,496,578
Preferred Receivable (3.500% due 10/01/01)        3,500,000    3,500,000
Steller Funding Group (2.650% due 03/11/02)       2,000,000    1,977,192
Superior Funding Capital (3.560% due 10/02/01)    2,376,000    2,375,765
Swedish National Holdings (2.500% due 12/04/01)   3,500,000    3,484,444
WCP Funding (3.480% due 10/19/01)                 3,500,000    3,493,910
Windmill Funding Corp. (3.510% due 10/03/01)      3,500,000    3,499,317
                                                             -----------
                                                              83,181,972
                                                             -----------
VARIABLE RATE DEMAND NOTES(1) - 3.39%
Firstar Bank (2.416% due 12/31/31)                2,949,153    2,949,153
                                                             -----------
     Total Short-Term Investments
          (cost $86,131,125)                                  86,131,125
                                                             -----------
     TOTAL INVESTMENTS - 99.13%
          (cost $86,131,125)                                  86,131,125
                                                             -----------
OTHER ASSETS AND LIABILITIES - 0.87%                             757,913
                                                             -----------
TOTAL NET ASSETS - 100%                                      $86,889,038
                                                             ===========

(1)  Interest rates vary periodically based on current market
rates.  Rates shown are as of September 30,   2001.The maturity
shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2001.


The accompanying notes are an integral part of the financial statements.

           SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2001


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). Summit Mutual Funds Apex Series' shares are offered in fourteen different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, Emerging Markets Bond Fund, High Yield Bond Fund, and Money Market Fund (individually AFund@).
The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, and EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by their respective index.
 The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The Emerging Markets Bond Fund seeks income and capital appreciation by investing primarily in government and corporate bonds of emerging market nations. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
 Actual results could differ from those estimates.

Securities valuation - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities.
Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

Federal taxes - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Therefore, no provision for income or excise taxes has been recorded. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Emerging Markets Bond Fund, and High Yield Bond Fund have a capital loss carry forward of $1,344,223, $810,308, $384,292,
$3,431,667, $867, $75,198, $5,682,358, and $19,121,452, respectively, which can be carried forward through 2009.

Distributions - Distributions from net investment income in all fixed income Funds, except Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature.
To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

Foreign Currency - Summit Mutual Fund's accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

The Emerging Markets Bond Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments, not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars.

Adoption of New Audit Guide - The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective October 1, 2001. Management expects no adjustments to the financial statements as a result of adopting these provisions.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment advisory fees - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

     (a) for the S&P 500 Index Fund - .30% of the current value of net assets;

     (b) for the S&P MidCap 400 Index Fund - .30% of the current value of net assets;

     (c) for the Russell 2000 Small Cap Index Fund - .35% of the current value of net assets;

     (d) for the Nasdaq-100 Index Fund - .35% of the current value of net assets;

     (e) for the EAFE International Index Fund - .56% of the current value of net assets;

     (f) for the Total Social Impact Fund - .45% of the current value of net assets;

     (g) for the Balanced Index Fund - .30% of current value of net assets;

     (h) for the Lehman Aggregate Bond Index Fund - .30% of the current value of net assets;

     (i)  for the Everest Fund -  65% of the first $50,000,000,
          .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current value of net assets;

     (j)  for the Bond Fund - .50% of the first $50,000,000,
          .45% of the next $100,000,000, and .40% of all
          over $150,000,000 of the current value of net assets;

     (k) for the Short-term Government Fund - .45% of the current value of net assets;

     (l) for the Emerging Markets Bond Fund - .75% of the current value of net assets;

     (m) for the High Yield Bond Fund - .65% of the current value of net assets;

     (n) for the Money Market Fund - .35% of the current value of net assets.


The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year. The Adviser will pay expenses of the Short-term Government
Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of the Fund's net assets. The Adviser will pay expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund, and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed
 .30% of these Fund's net assets. The Adviser will pay expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of the Fund's net assets. The Adviser will pay expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of the Fund's net assets. The Adviser will pay expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of the Fund's net assets. The Adviser agreed to reduce its fee for a period of one year expiring March 31, 2001 (June 28, 2001 as to the Money Market Fund) by .02, .04, .02, and .02 percentage points for the S&P 500 Index Fund, the Everest Fund, the Money Market Fund and the Bond Fund, respectively. The Adviser may not revise or cancel these waivers during the one year period. As a result, for the period ended September 30, 2001, the Adviser waived the S&P 500 Index Fund $14,898, Everest Fund $10,805, Money Market Fund $10,996, and Bond Fund $7,558, and the Adviser reimbursed the S&P MidCap 400 Index Fund $35,390, Russell 2000 Small Cap Index Fund $77,882, Nasdaq-100 Index Fund $49,363, EAFE International Index Fund $47,533, Total Social Impact Fund $61,490, Lehman Aggregate Bond Index Fund $12,961, Short-term Government Fund $23,253, and the Money Market Fund $26,610.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union
Central.

Directors' fees - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

On July 9, 2001, Union Central Life purchased shares of the High Yield Bond Fund and the Emerging Markets Bond Fund with the proceeds from redeeming shares in funds in the Summit Investment Trust (an affiliated series of mutual funds) with the same investment objectives. Union Central's shares in these Funds are held as general investments and also in its exempt separate accounts.

NOTE 3 - FUTURES CONTRACTS

Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options.
The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index Fund, Lehman Aggregate Bond Index, and Everest Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended September 30, 2001 excluding short-term obligations, follow:

<caption<
                                                  S&P      Russell 2000
                                  S&P 500      MidCap 400   Small Cap      Nasdaq-100
                                 Index Fund    Index Fund    Index Fund    Index Fund
                                 ----------    ----------    ----------    ----------
Total Cost of Purchases of:
  Common Stocks	                 $20,676,130   $	5,744,947    $	14,759,104    $6,257,018
  U.S. Government Securities            ---         	 ---            ---           ---
  Corporate Bonds                       ---          ---            ---           ---
                                -----------   ----------    -----------    ----------
                                $20,676,130   $5,744,947    $14,759,104    $6,257,018
                                ===========   ==========     ==========    ==========

Total Proceeds from Sales of:
  Common Stocks                  $6,522,859	   $9,848,092     $7,099,474    $1,126,376
  U.S. Government Securities            ---         	 ---            ---           ---
  Corporate Bonds                       ---          ---            ---           ---
                                 ----------   ----------    -----------    ----------
                                 $6,522,859   $9,848,092     $7,099,474    $1,126,376
 ..............................  .==========   ==========     ==========    ==========

                                EAFE           Total                       Lehman
                            International  Social Impact   Balanced    Aggregate Bond
                              Index Fund       Fund        Index Fund    Index Fund
                              ----------   -------------   ----------    ----------
Total Cost of Purchases of:
  Common Stocks               $24,485,248    $4,544,471    $   837,078   $      ---
  U.S. Government Securities          ---           ---      5,363,585    6,361,225
  Corporate Bonds                     ---           ---      2,392,674    4,185,545

                              $24,485,248    $4,544,471    $ 8,593,337   $10,546,770
 ..............................===========    ===========   ===========   ===========

Total Proceeds from Sales of:
  Common Stocks               $    84,315    $   19,998    $   296,499   $       ---
  U.S. Government Securities          ---           ---      7,486,518     6,092,620
  Corporate Bonds                     ---           ---      4,044,745     3,260,493

                              $    84,315    $   19,998    $11,827,762   $ 9,353,113
 ..............................===========    ===========   ===========   ===========


                                                           Short-term    Emerging
                                Everest         Bond       Government    Markets
                                Fund            Fund         Fund        Bond Fund
                                -------         ----       ----------    ---------
Total Cost of Purchases of:
  Common Stocks                $64,155,938   $       ---   $       ---  $    30,000
  U.S. Government Securities           ---    41,868,106    15,300,744      830,000
  Corporate Bonds                      ---    48,627,375           ---   20,391,089
                               -----------   -----------   -----------  -----------
                               $64,155,938   $90,495,481   $15,300,744  $21,251,089
 ...............................===========   ===========   ===========  ===========

Total Proceeds from Sales of:
  Common Stocks                $59,257,109   $       ---   $       ---  $       ---
  U.S. Government Securities           ---    24,311,167     4,579,069          ---
  Corporate Bonds                      ---    36,940,805           ---          ---
                               -----------   -----------   -----------  -----------
                               $59,257,109   $61,251,972   $ 4,579,069  $       ---
 ...............................===========   ===========   ===========  ===========


                                            High Yield
                                               Bond
                                               Fund
                                           -----------
Total Cost of Purchases of:
  Common Stocks                            $     2,000
  U.S. Government Securities                       ---
  Corporate Bonds                           27,880,857
                                           -----------
                                           $27,882,857
                                           ===========

Total Proceeds from Sales of:
  Common Stocks                            $       ---
  U.S. Government Securities                       ---
  Corporate Bonds                            4,926,875
                                           -----------
                                           $ 4,926,875
                                           ===========


Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                      S&P 500 Index Fund

                                                                   Period from
                                               Year Ended      April 3, 2000(1) to
                                           September 30, 2001  September 30, 2000
                                           ------------------  ------------------
Net Assets Value,
  Beginning of period                                 $9.60       $10.00
                                                      -----       ------
Investment Activities:
  Net investment income                                 .08          .04
  Net realized and unrealized gain/(loss)             (2.65)        (.41)
                                                      -----       ------
Total from Investment Activities                      (2.57)        (.37)
                                                      -----       ------
Distributions:
  Net investment income                                (.05)        (.03)
  Return of capital                                     ---          ---
  Net realized gains                                    ---          ---
                                                      -----       ------
Total Distributions                                    (.05)        (.03)
                                                      -----       ------
Net Asset Value,
  End of Period                                       $6.98       $ 9.60
                                                      =====       ======
Total Return                                         (26.88%)      (3.71%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets  -Net(2)      .0.42%        0.40%(3)

Ratio of Expenses to Average Net Assets  -Gross        0.43%        0.42%(3)

Ratio of Net Investment Income
 to Average Net Assets                                 0.87%        0.82%(3)

Portfolio Turnover Rate                                4.52%       17.82%(3)

Net Assets, End of Period (000's)                  $129,931     $160,899



----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                 S&P MidCap 400 Index Fund

                                                                  Period from
                                               Year Ended      April 3, 2000(1) to
                                           September 30, 2001  September 30, 2000
                                           ------------------  ------------------
Net Assets Value,
  Beginning of period                               $10.71       $10.00
                                                    ------       ------
Investment Activities:
  Net investment income                                .08          .05
  Net realized and unrealized gain/(loss)            (2.18)         .69
                                                    ------       ------
Total from Investment Activities                     (2.10)         .74
                                                    ------       ------
Distributions:
  Net investment income                               (.07)        (.03)
  Return of capital                                    ---          ---
  Net realized gains                                  (.09)         ---
                                                    ------       ------
Total Distributions                                   (.16)        (.03)
                                                    ------       ------
Net Asset Value,
  End of Period                                      $8.45       $10.71
                                                    ======       ======
Total Return                                        (19.81%)       7.41%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)      0.59%        0.59%(3)

Ratio of Expenses to Average Net Assets - Gross       0.80%        0.78%(3)

Ratio of Net Investment Income
 to Average Net Assets                                0.90%        1.09%(3)

Portfolio Turnover Rate                              39.02%       96.90%(3)

Net Assets, End of Period (000's)                  $14,234       $24,015


----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                            Russell 2000 Small Cap Index Fund

                                                                   Period from
                                             Year Ended       December 29, 1999(1)
                                         September 30, 2001  to September 30, 2000
                                         ------------------  ---------------------
Net Assets Value,
  Beginning of period                               $10.73        $10.00
                                                    ------        ------
Investment Activities:
  Net investment income                                .09           .05
  Net realized and unrealized gain/(loss)            (2.37)          .72
                                                    ------        ------
Total from Investment Activities                     (2.28)          .77
                                                    ------        ------
Distributions:
  Net investment income                               (.08)         (.04)
  Return of capital                                    ---           ---
  Net realized gains                                  (.01)          ---
                                                    ------        ------
Total Distributions                                   (.09)         (.04)
                                                    ------        ------
Net Asset Value,
  End of Period                                     $ 8.36        $10.73
                                                    ======        ======

Total Return                                        (21.40%)        7.70%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)      0.75%         0.75%(3)

Ratio of Expenses to Average Net Assets - Gross       1.17%         1.69%(3)

Ratio of Net Investment Income
 to Average Net Assets                               .0.97%         1.05%(3)

Portfolio Turnover Rate                              42.59%        67.92%(3)

Net Assets, End of Period (000's)                  $17,761       $15,889

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                  Nasdaq-100 Index Fund

                                                                 Period from
                                             Year Ended      December 28, 1999(1)
                                         September 30, 2001  to September 30, 2000
                                         ------------------  ---------------------
Net Assets Value,
  Beginning of period                               $9.91       $10.00
                                                    -----       ------
Investment Activities:
  Net investment income                               .01          .05
  Net realized and unrealized gain/(loss)           (6.71)        (.11)
                                                    -----       ------
Total from Investment Activities                    (6.70)        (.06)
                                                    -----       ------
Distributions:
  Net investment income                              (.03)        (.03)
  Return of capital                                  (.01)         ---
  Net realized gains                                  ---          ---
                                                    -----       ------
Total Distributions                                  (.04)        (.03)
                                                    -----       ------
Net Asset Value,
  End of Period                                     $3.17       $ 9.91
                                                    =====       ======

Total Return                                       (67.85%)       (0.62%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     0.65%         0.61%(3)

Ratio of Expenses to Average Net Assets - Gross      1.14%         1.14%(3)

Ratio of Net Investment Income
  to Average Net Assets                              0.10%         1.09%(3)

Portfolio Turnover Rate                             13.94%       113.32%(3)

Net Assets, End of Period (000's)                  $7,406       $13,093

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                             EAFE International Index Fund

                                                      Period from
                                                  December 28, 2000(1)
                                                 to September 30,  2001
                                                 ----------------------
Net Assets Value,
  Beginning of period                                     $10.00
                                                          ------
Investment Activities:
  Net investment income                                      .05
  Net realized and unrealized gain / (loss)                (2.65)
                                                           -----
Total from Investment Activities                           (2.60)
                                                           -----
Distributions:
  Net investment income                                     (.02)
  Return of capital                                          ---
  Net realized gains                                         ---
                                                           -----
Total Distributions                                         (.02)
                                                           -----
Net Asset Value,
  End of period                                            $7.38
                                                           =====
Total Return                                              (26.04%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)            1.25%(3)

Ratio of Expenses to Average Net Assets - Gross             1.55%(3)

Ratio of Net Investment Income to Average Net Assets        0.77%(3)
Portfolio Turnover Rate                                     0.58%(3)

Net Assets, End of Period (000's)                        $17,911

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                             Total Social Impact Fund

                                                   Period from
                                               December 28, 2000(1)
                                              to September 30, 2001
                                              ---------------------
Net Assets Value,
  Beginning of period                                  $10.00
                                                       ------
Investment Activities:
  Net investment income                                   .05
  Net realized and unrealized gain / (loss)             (2.24)
                                                       ------
Total from Investment Activities                        (2.19)
                                                       ------
Distributions:
  Net investment income                                  (.02)
  Return of capital                                       ---
  Net realized gains                                      ---
                                                       ------
Total Distributions                                      (.02)
                                                       ------
Net Asset Value,
  End of period                                         $7.79
                                                       ======

Total Return                                           (21.94%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)         0.75%(3)

Ratio of Expenses to Average Net Assets - Gross          2.57%(3)

Ratio of Net Investment Income
 to Average Net Assets                                   0.79%(3)

Portfolio Turnover Rate                                  0.62(3)

Net Assets, End of Period (000's)                      $3,921

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                  Balanced Index Fund

                                                                 Period from
                                             Year Ended      April 3, 2000(1) to
                                         September 30, 2001  September 30, 2000
                                         ------------------  ------------------
Net Assets Value,
  Beginning of period                               $9.87     $10.00
                                                    -----     ------
Investment Activities:
  Net investment income                               .27        .16
  Net realized and unrealized gain/(loss)           (1.47)      (.17)
                                                    -----      -----
Total from Investment Activities                    (1.20)      (.01)
                                                    -----      -----
Distributions:
  Net investment income                              (.27)      (.12)
  Return of capital                                   ---        ---
  Net realized gains                                 (.02)       ---
                                                    -----      -----
Total Distributions                                  (.29)      (.12)
                                                    -----      -----
Net Asset Value,
  End of Period                                     $8.38      $9.87
                                                    =====      =====
Total Return                                       (12.45%)    (0.12%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     0.60%      0.59%(3)

Ratio of Expenses to Average Net Assets - Gross      0.60%      0.60%(3)

Ratio of Net Investment Income
 to Average Net Assets                               2.92%      3.13%(3)

Portfolio Turnover Rate                             29.89%     30.16%(3)

Net Assets, End of Period (000's)                 $27,078     $34,140

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                       Lehman Aggregate Bond Index Fund

                                                              Period from
                                          Year Ended       April 3, 2000(1) to
                                        September 30, 2001  September 30, 2000
                                        ------------------  ------------------
Net Assets Value,
  Beginning of period                               $10.22   $10.00
                                                    ------   ------
Investment Activities:
  Net investment income                                .63      .31
  Net realized and unrealized gain/(loss)              .56      .14
                                                    ------   ------
Total from Investment Activities                      1.19      .45
                                                    ------   ------
Distributions:
  Net investment income                               (.62)    (.23)
  Return of capital                                    ---      ---
  Net realized gains                                  (.01)     ---
                                                    ------   ------
Total Distributions                                   (.63)    (.23)
                                                    ------   ------
Net Asset Value,
  End of Period                                     $10.78   $10.22
                                                    ======   ======
Total Return                                         12.06%    4.55%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)      0.59%    0.59%(3)

Ratio of Expenses to Average Net Assets - Gross       0.67%    0.81%(3)

Ratio of Net Investment Income
   to Average Net Assets                              5.95%    6.29%(3)

Portfolio Turnover Rate                              63.26%   18.43%(3)

Net Assets, End of Period (000's)                  $16,653   $16,290

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                       Everest Fund

                                                                  Period from
                                              Year Ended      December 29, 1999(1)
                                          September 30, 2001  to September 30, 2000
                                          ------------------  ---------------------
Net Assets Value,
  Beginning of period                               $10.26        $10.00
                                                    ------        ------
Investment Activities:
  Net investment income                                .19           .08
  Net realized and unrealized gain/(loss)              .76           .24
                                                    ------        ------
Total from Investment Activities                       .95           .32
                                                    ------        ------
Distributions:
  Net investment income                               (.14)         (.06)
  Return of capital                                    ---           ---
  Net realized gains                                  (.20)          ---
                                                    ------        ------
Total Distributions                                   (.34)         (.06)
                                                    ------        ------
Net Asset Value,
  End of Period                                     $10.87        $10.26
                                                    ======        ======
Total Return                                          9.01%         3.21%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     .0.78%         0.81%(3)

Ratio of Expenses to Average Net Assets - Gross      .0.80%         0.85%(3)

Ratio of Net Investment Income
 to Average Net Assets                                1.67%         1.51%(3)

Portfolio Turnover Rate                             105.91%       138.39%(3)

Net Assets, End of Period (000's)                  $57,497       $49,440

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                      Bond Fund

                                                              Period from
                                          Year Ended       April 3, 2000(1) to
                                        September 30, 2001  September 30, 2000
                                        ------------------  ------------------
Net Assets Value,
  Beginning of period                               $10.04   $10.00
                                                    ------   ------
Investment Activities:
  Net investment income                                .67      .36
  Net realized and unrealized gain/(loss)              .28     (.06)
                                                     -----    -----
Total from Investment Activities                       .95      .30
                                                     -----    -----
Distributions:
  Net investment income                               (.68)    (.26)
  Return of capital                                    ---      ---
  Net realized gains                                  (.02)     ---
                                                     -----    -----
Total Distributions                                   (.70)    (.26)
                                                     -----    -----
Net Asset Value,
  End of Period                                     $10.29   $10.04
                                                    ======   ======
Total Return                                          9.78%    3.04%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     .0.61%    0.64%(3)

Ratio of Expenses to Average Net Assets - Gross      .0.62%    0.66%(3)

Ratio of Net Investment Income
  to Average Net Assets                               6.72%    7.19%(3)

Portfolio Turnover Rate                              76.96%   80.03%(3)

Net Assets, End of Period (000's)                 $102,056   $69,875

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                 Short-term Government Fund

                                                                  Period from
                                               Year Ended      April 3, 2000(1) to
                                           September 30, 2001  September 30, 2000
                                           ------------------  ------------------
Net Assets Value,
  Beginning of period                               $10.19        $10.00
                                                    ------        ------
Investment Activities:
  Net investment income                                .51           .30
  Net realized and unrealized gain/(loss)              .49           .11

Total from Investment Activities                      1.00           .41
                                                    ------        ------
Distributions:
  Net investment income                               (.52)         (.22)
  Return of capital                                    ---           ---
  Net realized gains                                  (.05)          ---
                                                    ------        ------
Total Distributions                                   (.57)         (.22)
                                                    ------        ------
Net Asset Value,
  End of Period                                     $10.62        $10.19
                                                    ======        ======
Total Return                                         10.11%         4.14%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     .0.73%         0.73%(3)

Ratio of Expenses to Average Net Assets - Gross      .0.91%         1.25%(3)

Ratio of Net Investment Income
 to Average Net Assets                                5.08%         5.89%(3)

Portfolio Turnover Rate                              48.30%        99.38%(3)

Net Assets, End of Period (000's)                  $16,826       $10,199


----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                              Emerging Markets Bond Fund

                                                     Period from
                                                  July 9, 2001(1) to
                                                  September 30, 2001
                                                  ------------------
Net Assets Value,
  Beginning of period                                      $5.81
                                                           -----
Investment Activities:
  Net investment income                                      .17
  Net realized and unrealized gain / (loss)                 (.78)
                                                           -----
Total from Investment Activities                            (.61)
                                                           -----
Distributions:
  Net investment income                                     (.06)
  Return of capital                                          ---
  Net realized gains                                         ---
                                                           -----
Total Distributions                                         (.06)
                                                           -----
Net Asset Value,
  End of period                                            $5.14
                                                           =====
Total Return                                              (10.56%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)            1.50%(3)

Ratio of Expenses to Average Net Assets - Gross             1.50%(3)

Ratio of Net Investment Income to Average Net Assets       13.02%(3)

Portfolio Turnover Rate                                     0.00%(3)

Net Assets, End of Period (000's)                        $16,120

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                   High Yield Bond Fund

                                                       Period from
                                                    July 9, 2001(1) to
                                                    September 30, 2001
                                                    ------------------
Net Assets Value,
  Beginning of period                                       $6.06
                                                            -----
Investment Activities:
  Net investment income                                       .13
  Net realized and unrealized gain / (loss)                  (.63)
                                                            -----
Total from Investment Activities                             (.50)
                                                            -----
Distributions:
  Net investment income                                      (.04)
  Return of capital                                           ---
  Net realized gains                                          ---
                                                            -----
Total Distributions                                          (.04)
                                                            -----
Net Asset Value,
  End of period                                             $5.52
                                                            =====
Total Return                                                (8.31%)

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)             1.30%(3)

Ratio of Expenses to Average Net Assets - Gross              1.30%(3)

Ratio of Net Investment Income to Average Net Assets         9.11%(3)

Portfolio Turnover Rate                                    111.21%(3)

Net Assets, End of Period (000's)                         $18,850

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                      Money Market Fund

                                                                   Period from
                                               Year Ended      June 28, 2000(1) to
                                           September 30, 2001  September 30, 2000
                                           ------------------  ------------------
Net Assets Value,
  Beginning of period                                $1.00         $1.00
                                                     -----         -----
Investment Activities:
  Net investment income                                .05           .02
  Net realized and unrealized gain/(loss)              ---           ---
                                                     -----         -----
Total from Investment Activities                       .05           .02
                                                     -----         -----
Distributions:
  Net investment income                               (.05)         (.02)
  Return of capital                                    ---           ---
  Net realized gains                                   ---           ---
                                                     -----         -----
Total Distributions                                   (.05)         (.02)
                                                     -----         -----
Net Asset Value,
  End of Period                                      $1.00         $1.00
                                                     =====         =====

Total Return                                          4.99%         1.64%

Ratios / Supplemental Data:
Ratio of Expenses to Average Net Assets - Net(2)     .0.43%         0.45%(3)

Ratio of Expenses to Average Net Assets  - Gross     .0.48%         0.54%(3)

Ratio of Net Investment Income
 to Average Net Assets                                4.78%         6.41%(3)

Portfolio Turnover Rate                                ---           ---

Net Assets, End of Period (000's)                  $86,889       $64,489

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Summit Mutual Funds, Inc. - Apex Series
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Summit Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Summit Mutual Funds, Inc. - Apex Series (the "Funds"), including the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, Emerging Markets Bond Fund, High Yield Bond Fund and Money Market Fund, including the schedules of investments, as of September 30, 2001, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with the accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche

DELOITTE & TOUCHE LLP
Chicago, Illinois
November 12, 2001